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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02729

Short-Term Investments Trust
(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046
(Name and address of agent for service)

Registrant’s telephone number, including area code:        (713) 626-1919

Date of fiscal year end:          8/31

Date of reporting period:       2/29/16

Item 1. Report to Stockholders.

Semiannual Report to Shareholders	February 29, 2016

Cash Management Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

32	Financial Statements

37	Notes to Financial Statements

49	Financial Highlights

51	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2016, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Cash Management Class data as of 2/29/16

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	14 - 42 days	33 days	52 days	$236.1 million
STIC Prime	7 - 19 days	11 days	13 days	396.5 million
Treasury	29 - 54 days	49 days	113 days	4.3 billion
Government & Agency	24 - 52 days	40 days	115 days	138.5 million
Government TaxAdvantage	25 - 58 days	35 days	55 days	45.6 million
Tax-Free Cash Reserve	24 - 38 days	29 days	29 days	42.4 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                         Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Money market investors cheered in December when the US Federal Reserve raised the federal funds target rate after holding it near zero for seven years in the aftermath of the financial crisis. Moderate economic growth, improvement in employment and the need to remove “emergency accommodation” were the primary reasons for the Fed’s action. More rate hikes are expected, but at a slower pace than past Fed regimes.

    The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in 2014, which are set to be fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements as updates are available.

    For more than 30 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors.

    Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

3                          Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–40.38%(a)
Asset-Backed Securities — Consumer Receivables–3.51%
Old Line Funding, LLC(b)	0.65%	04/18/2016	$43,000	$42,962,733
Old Line Funding, LLC(b)	0.65%	04/25/2016	66,000	65,934,458
Old Line Funding, LLC(b)	0.73%	05/26/2016	190,000	189,668,662
Old Line Funding, LLC(b)	0.77%	05/09/2016	85,000	84,874,554
Thunder Bay Funding, LLC(b)	0.64%	05/18/2016	115,000	114,840,533
Thunder Bay Funding, LLC(b)	0.65%	04/18/2016	95,000	94,917,667
Thunder Bay Funding, LLC(b)	0.65%	04/18/2016	65,000	64,943,667
Thunder Bay Funding, LLC(b)	0.72%	06/01/2016	91,000	90,832,560
Thunder Bay Funding, LLC(b)	0.77%	05/12/2016	40,000	39,938,400
				788,913,234

Asset-Backed Securities — Fully Supported–2.41%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/04/2016	75,000	74,956,083
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/06/2016	148,000	147,908,240
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/18/2016	33,000	32,972,720
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	05/19/2016	100,000	99,863,945
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.60%	04/20/2016	75,000	74,937,500
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.61%	06/02/2016	110,000	109,826,658
				540,465,146

Asset-Backed Securities — Fully Supported Bank–12.88%
Anglesea Funding LLC (Multi-CEP’s)(b)(c)(d)	0.70%	07/06/2016	25,000	25,000,000
Anglesea Funding LLC (Multi-CEP’s)(b)(c)(d)	0.70%	07/18/2016	133,000	133,000,000
Barton Capital S.A. (CEP–Societe Generale S.A)(b)(c)(d)	0.61%	07/07/2016	75,000	75,000,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.62%	04/06/2016	50,000	49,969,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.63%	05/11/2016	100,000	99,875,750
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.62%	04/01/2016	49,000	48,973,839
Bennington Stark Capital Co. (CEP–Societe Generale S.A.)(b)(c)	0.67%	04/01/2016	50,000	49,971,153
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.62%	04/18/2016	50,000	49,958,667
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.66%	05/03/2016	31,500	31,463,617
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.50%	03/16/2016	48,000	47,990,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.63%	04/04/2016	170,000	169,898,850
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.63%	04/13/2016	66,000	65,950,335
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(d)	0.68%	07/14/2016	97,000	97,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(d)	0.78%	08/22/2016	73,000	73,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.81%	08/05/2016	100,000	99,646,750
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.48%	04/25/2016	100,000	99,926,667
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.48%	04/20/2016	100,000	99,933,333
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(d)	0.63%	03/01/2016	15,000	15,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(d)	0.68%	07/22/2016	60,000	60,000,000
Crown Point Capital Co., LLC, Series A (Multi-CEP’s)(b)(c)(d)	0.94%	07/28/2016	50,000	50,000,000
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)(c)	0.60%	05/25/2016	180,000	179,745,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Institutional Secured Funding Ltd (Multi-CEP’s)(b)(c)	0.60%	03/08/2016	$21,000	$20,997,550
Institutional Secured Funding Ltd (Multi-CEP’s)(b)(c)	0.70%	04/21/2016	20,000	19,980,167
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.68%	06/21/2016	44,000	43,906,915
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.62%	04/11/2016	64,000	63,954,809
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.65%	04/12/2016	105,000	104,920,375
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.50%	04/04/2016	62,500	62,470,486
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.54%	03/14/2016	50,359	50,349,180
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.52%	03/08/2016	49,595	49,589,985
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/13/2016	35,500	35,471,590
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/14/2016	22,000	21,981,985
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/18/2016	36,000	35,967,840
Matchpoint Finance PLC (CEP–BNP Paribas S.A)(b)(c)	0.45%	03/01/2016	70,000	70,000,000
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	0.63%	04/04/2016	59,000	58,964,895
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.37%	03/04/2016	135,000	134,995,838
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/30/2016	76,106	76,079,637
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/21/2016	100,000	99,976,111
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/29/2016	120,000	119,959,866
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	0.62%	04/26/2016	75,000	74,927,667
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.78%	07/06/2016	25,000	25,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.78%	07/07/2016	99,750	99,750,000
				2,890,547,857

Asset-Backed Securities — Multi-Purpose–1.97%
CHARTA, LLC(b)	0.83%	07/06/2016	66,000	65,806,748
CRC Funding, LLC(b)	0.45%	03/23/2016	25,000	24,993,125
CRC Funding, LLC(b)	0.45%	03/24/2016	50,000	49,985,625
Nieuw Amsterdam Receivables Corp.(b)(c)	0.60%	04/05/2016	35,000	34,979,583
Nieuw Amsterdam Receivables Corp.(b)(c)	0.52%	04/07/2016	65,000	64,965,261
Nieuw Amsterdam Receivables Corp.(b)(c)	0.60%	04/29/2016	72,000	71,929,200
Nieuw Amsterdam Receivables Corp.(b)(c)	0.47%	03/09/2016	28,750	28,746,997
Versailles Commercial Paper LLC(b)(d)	0.58%	10/14/2016	100,000	100,000,000
				441,406,539

Consumer Finance–0.44%
Toyota Motor Credit Corp.(c)	0.71%	08/10/2016	100,000	99,680,500

Diversified Banks–10.23%
ANZ New Zealand Int’l Ltd.(b)(c)	0.33%	03/18/2016	144,150	144,127,537
BNP Paribas S.A.(c)	0.38%	03/03/2016	250,000	249,994,722
Commonwealth Bank of Australia(b)(c)(d)	0.78%	08/22/2016	73,000	73,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.56%	05/13/2016	20,000	19,999,544
Commonwealth Bank of Australia(b)(c)(d)	0.56%	05/20/2016	50,000	50,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.57%	05/19/2016	46,000	45,999,106
Commonwealth Bank of Australia(b)(c)(d)	0.58%	05/26/2016	40,000	39,995,713
Commonwealth Bank of Australia(b)(c)(d)	0.60%	03/07/2016	40,000	40,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.60%	03/04/2016	28,000	28,000,000
Credit Agricole Corporate & Investment Bank(c)	0.30%	03/01/2016	65,000	65,000,000
ING (US) Funding LLC(c)	0.60%	04/01/2016	32,300	32,283,312
ING (US) Funding LLC(c)	0.61%	04/05/2016	70,000	69,958,486
ING (US) Funding LLC(c)	0.61%	04/12/2016	110,000	109,921,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
ING (US) Funding LLC(c)	0.67%	06/01/2016	$135,000	$134,769,655
ING (US) Funding LLC(c)	0.67%	06/13/2016	90,000	89,825,800
Mizuho Bank Ltd.(b)(c)	0.61%	05/23/2016	150,000	149,789,041
Natixis(c)	0.65%	04/06/2016	300,000	299,805,000
Standard Chartered Bank(b)(c)	0.62%	04/18/2016	100,000	99,917,333
Standard Chartered Bank(b)(c)	0.70%	05/27/2016	145,000	144,754,708
Standard Chartered Bank(b)(c)	0.42%	03/01/2016	109,000	109,000,000
Standard Chartered Bank(b)(c)	0.50%	03/21/2016	140,000	139,961,111
Swedbank AB(c)	0.36%	03/07/2016	70,000	69,995,800
Westpac Banking Corp.(b)(c)(d)	0.74%	08/08/2016	91,000	91,000,000
				2,297,098,585

Integrated Oil & Gas–0.53%
Exxon Mobil Corp.	0.46%	03/15/2016	120,000	119,978,533

Regional Banks–4.75%
ASB Finance Ltd.(b)	0.33%	03/04/2016	100,000	99,997,292
Banque et Caisse d’Epargne de l’Etat(c)	0.51%	04/01/2016	30,000	29,986,825
BNZ International Funding Ltd.(b)(c)	0.46%	04/22/2016	61,300	61,259,270
Danske Corp.(b)(c)	0.55%	05/02/2016	95,000	94,910,014
Danske Corp.(b)(c)	0.62%	05/02/2016	50,000	49,947,042
Danske Corp.(b)(c)	0.62%	05/03/2016	100,000	99,892,375
HSBC Bank PLC(b)(c)	0.82%	08/09/2016	100,000	99,635,514
HSBC Bank PLC(b)(c)(d)	0.83%	09/06/2016	85,000	85,000,000
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.52%	03/14/2016	145,000	144,972,772
Macquarie Bank Ltd.(b)(c)	0.62%	05/10/2016	84,500	84,398,130
Macquarie Bank Ltd.(b)(c)	0.64%	05/03/2016	18,250	18,229,560
Macquarie Bank Ltd.(b)(c)	0.75%	06/29/2016	145,000	144,637,500
Mitsubishi UFJ Trust & Banking Corp.(c)	0.67%	04/19/2016	52,950	52,901,713
				1,065,768,007

Specialized Finance–3.21%
Caisse des Depots et Consignations(b)(c)	0.59%	05/25/2016	178,400	178,151,479
Caisse des Depots et Consignations(b)(c)	0.40%	03/03/2016	100,000	99,997,778
CDP Financial Inc.(b)(c)	0.59%	04/20/2016	85,000	84,930,347
CDP Financial Inc.(b)(c)	0.39%	03/01/2016	40,000	40,000,000
KfW(b)(c)	0.29%	03/01/2016	20,000	20,000,000
Nederlandse Waterschapsbank N.V.(b)(c)	0.58%	04/13/2016	65,000	64,954,969
Nederlandse Waterschapsbank N.V.(b)(c)	0.59%	05/11/2016	72,000	71,916,220
Nederlandse Waterschapsbank N.V.(b)(c)	0.35%	03/14/2016	159,700	159,679,816
				719,630,609

Thrifts & Mortgage Finance–0.45%
Nationwide Building Society(b)(c)	0.62%	05/18/2016	100,000	99,865,667
Total Commercial Paper (Cost $9,063,354,677)				9,063,354,677

Certificates of Deposit–30.66%
Bank of Montreal(c)	0.58%	04/08/2016	48,750	48,753,078
Bank of Montreal(c)(d)	0.79%	11/10/2016	200,000	200,000,000
Bank of Montreal(c)	0.44%	03/22/2016	59,400	59,400,000
Bank of Nova Scotia(c)	0.43%	04/01/2016	111,000	111,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(c)(d)	0.57%	03/09/2016	$56,000	$56,000,000
Bank of Nova Scotia(c)(d)	0.78%	09/09/2016	100,000	100,000,000
Bank of Nova Scotia(c)(d)	0.79%	09/30/2016	120,100	120,100,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.37%	03/03/2016	355,000	355,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.37%	03/07/2016	125,000	125,000,000
Canadian Imperial Bank of Commerce(c)	0.85%	08/25/2016	65,000	65,000,000
Canadian Imperial Bank of Commerce(c)	0.28%	03/01/2016	72,000	72,000,000
Canadian Imperial Bank of Commerce(c)	0.36%	03/03/2016	340,000	340,000,000
Citibank, N.A.	0.82%	08/12/2016	100,000	100,000,000
Citibank, N.A.	0.58%	04/21/2016	185,000	185,000,000
Citibank, N.A.	0.65%	05/23/2016	110,000	110,000,000
Citibank, N.A.	0.63%	06/06/2016	95,000	95,000,000
Credit Industriel et Commercial(c)	0.37%	03/02/2016	325,000	325,000,000
Credit Industriel et Commercial(c)	0.38%	03/01/2016	160,000	160,000,000
Dexia Credit Local S.A.(c)(d)	0.58%	03/23/2016	80,000	80,000,440
Dexia Credit Local S.A.(c)(d)	0.78%	08/10/2016	100,000	100,000,000
Dexia Credit Local S.A.(c)(d)	0.58%	03/24/2016	82,000	82,000,750
DNB Bank ASA(c)	0.28%	03/01/2016	148,000	148,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.60%	04/22/2016	110,000	110,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.44%	03/07/2016	60,000	60,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.60%	05/18/2016	100,000	100,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.66%	06/06/2016	135,000	135,000,000
KBC Bank N.V.(c)	0.38%	03/01/2016	215,000	215,000,000
KBC Bank N.V.(c)	0.38%	03/03/2016	340,000	340,000,000
Landesbank Hessen-Thueringen Girozentrale(c)	0.51%	03/11/2016	66,000	66,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)	0.63%	04/25/2016	185,000	185,000,000
Mizuho Bank Ltd.(c)	0.50%	03/09/2016	95,000	95,001,679
Mizuho Bank Ltd.(c)	0.61%	04/20/2016	50,000	50,000,000
Mizuho Bank Ltd.(c)	0.66%	04/18/2016	200,000	200,000,000
Nordea Bank Finland PLC(c)	0.28%	03/01/2016	106,000	106,000,000
Royal Bank of Canada(c)(d)	0.77%	10/03/2016	300,000	300,000,000
Skandinaviska Enskilda Banken AB(c)	0.29%	03/01/2016	198,000	198,000,000
Societe Generale S.A.(c)	0.62%	05/05/2016	164,000	164,000,000
Standard Chartered Bank(c)(d)	0.63%	03/08/2016	52,000	52,000,000
Standard Chartered Bank(c)	0.64%	05/02/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.65%	03/14/2016	130,000	130,006,079
Sumitomo Mitsui Trust Bank Ltd.(c)	0.67%	04/04/2016	63,000	63,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.67%	04/19/2016	140,000	140,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.68%	04/11/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.70%	04/28/2016	90,000	90,008,643
Swedbank AB(c)	0.36%	03/03/2016	340,000	340,000,000
Swedbank AB(c)	0.37%	03/01/2016	46,500	46,500,000
Toronto-Dominion Bank (The)(c)	0.46%	04/29/2016	148,000	148,000,000
Toronto-Dominion Bank (The)(c)(d)	0.68%	06/06/2016	50,000	50,000,000
Toronto-Dominion Bank (The)(c)(d)	0.68%	08/17/2016	30,000	30,000,000
UBS AG(c)	0.68%	05/31/2016	145,000	145,000,000
UBS AG(c)	0.85%	08/05/2016	85,000	85,000,000
Total Certificates of Deposit (Cost $6,880,770,669)				6,880,770,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–1.02%(e)
Credit Enhanced–0.98%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.43%	06/01/2029	$500	$500,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	09/01/2019	2,785	2,785,000
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(b)(f)	0.14%	01/01/2029	1,300	1,300,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.43%	12/01/2028	900	900,000
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP–FNMA)	0.01%	10/15/2033	1,175	1,175,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.08%	12/01/2027	2,000	2,000,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.41%	07/01/2038	800	800,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.01%	09/01/2033	18,910	18,910,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/2040	6,300	6,300,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(b)(f)	0.10%	03/01/2033	2,600	2,600,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	01/01/2033	22,390	22,390,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/2034	5,800	5,800,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/2036	1,915	1,915,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	0/01/2038	12,890	12,890,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	06/01/2037	2,380	2,380,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(c)(f)	0.10%	08/01/2027	1,000	1,000,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	03/01/2030	1,110	1,110,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.01%	06/01/2027	8,500	8,500,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/2038	2,300	2,300,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.01%	02/01/2042	3,650	3,650,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	06/01/2029	1,320	1,320,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(f)	0.01%	01/01/2037	3,450	3,450,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/2042	2,525	2,525,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(f)	0.30%	12/01/2039	735	735,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/2048	9,565	9,565,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/2030	600	600,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	09/01/2028	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.38%	03/01/2039	$1,900	$1,900,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	07/01/2038	3,100	3,100,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.01%	09/01/2040	5,515	5,515,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.02%	11/15/2031	4,000	4,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	6,800	6,800,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	1,500	1,500,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	03/01/2032	1,005	1,005,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	02/01/2028	620	620,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.03%	10/15/2038	4,000	4,000,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.03%	12/01/2032	4,606	4,606,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.48%	07/01/2040	1,970	1,970,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/2042	500	500,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/2031	3,345	3,345,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.03%	06/01/2041	7,090	7,090,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	5,600	5,600,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/15/2043	14,950	14,950,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	7,870	7,870,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.03%	09/15/2036	4,475	4,475,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/2038	5,125	5,125,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.03%	07/01/2025	8,300	8,300,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/2027	1,500	1,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/15/2034	5,105	5,105,000
				220,976,000

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp., Series M028, Class A, VRD MFH Ctfs.	0.03%	09/15/2024	8,480	8,480,000
Total Variable Rate Demand Notes (Cost $229,456,000)				229,456,000

Other Bonds & Notes–3.66%
Bank of Nova Scotia, Sr. Unsec. Notes(c)	2.90%	03/29/2016	40,000	40,073,515
GE Capital International Funding Co., Sr. Unsec. Gtd. Notes(b)	0.96%	04/15/2016	97,236	97,291,775
New York Life Global Funding, Sec. Floating Rate Notes(b)(d)	0.67%	08/05/2016	73,000	73,000,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Floating Rate Notes(d)	0.68%	10/19/2016	$235,000	$235,000,000
Unsec. Medium-Term Floating Rate Notes(d)	0.74%	10/29/2016	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Floating Rate Notes(b)(c)(d)	0.87%	11/07/2016	150,000	150,000,000
Total Other Bonds & Notes (Cost $820,365,323)				820,365,323

U.S. Treasury Securities–0.67%(a)
U.S. Treasury Bills (Cost $149,636,000)	0.49%	09/01/2016	150,000,000	149,636,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–76.39% (Cost $17,143,582,669)				17,143,582,669

			Repurchase Amount
Repurchase Agreements–24.33%(g)
Bank of Nova Scotia (The), agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,000; 0.90%-5.00%, 04/25/2017-01/01/2046)	0.32%	03/01/2016	200,001,778	200,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $250,002,153 (collateralized by U.S. government sponsored agency obligations valued at $255,000,425; 0%-6.25%, 03/08/2017-01/15/2030)	0.31%	03/01/2016	125,001,077	125,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $400,003,333 (collateralized by U.S. Treasury obligations valued at $408,000,044; 1.63%-2.25%, 06/30/2019-11/15/2025)	0.30%	03/01/2016	158,739,106	158,737,783
Citigroup Global Markets Inc., term agreement dated 12/03/2015, maturing value of $60,596,167 (collateralized by domestic and foreign non-agency asset-backed securities valued at $66,000,000; 0%-1.05%, 04/01/2030-11/19/2051)	0.98%	12/02/2016	60,596,167	60,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 3.50%-4.50%, 05/20/2045-02/01/2046)	0.32%	03/01/2016	200,001,778	200,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,064; 2.63%-3.63%, 08/15/2020-08/15/2043)	0.30%	03/01/2016	93,000,775	93,000,000
Credit Suisse Securities (USA) LLC, open agreement dated 10/07/2015, (collateralized by domestic non-agency mortgage-backed securities valued at $456,502,402; 1.59%-6.00%, 07/27/2037-12/25/2065)(c)(h)	0.98%	—	—	415,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $135,013,913 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $141,754,333; 0%-7.14%, 03/22/2017-04/10/2049)(c)(i)	0.53%	03/01/2016	135,013,913	135,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $75,009,188 (collateralized by domestic and foreign corporate obligations valued at $82,501,090; 0%-10.00%, 02/25/2018-10/29/2049)(c)(i)	0.63%	03/01/2016	75,009,188	75,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/24/2016, maturing value of $165,020,213 (collateralized by domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $181,503,082; 0%-3.82%, 03/15/2017-03/31/2045)(c)(i)	0.63%	03/02/2016	165,020,213	165,000,000
ING Financial Markets, LLC, agreement dated 02/29/2016, maturing value $75,001,063 (collateralized by domestic and foreign corporate obligations valued at $82,211,752; 1.95%-10.50%, 03/15/2018-03/15/2038)(c)	0.51%	03/01/2016	75,001,063	75,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/29/2016, maturing value of $100,000,889 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 0%-4.00%, 01/01/2034-02/01/2046)	0.32%	03/01/2016	100,000,889	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	656,057,629	656,052,162
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/26/2016, maturing value of $348,452,400 (collateralized by domestic agency mortgage-backed securities, a domestic non-agency mortgage-backed security, a domestic non-agency asset-backed security and municipal obligations valued at $361,340,310; 0%-11.08%, 06/15/2016-04/25/2055)(i)	0.78%	04/26/2016	348,452,400	348,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/29/2016, maturing value of $350,316,458 (collateralized by U.S. government sponsored agency obligations, a domestic agency mortgage-backed security, domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $370,590,324; 0%-11.08%, 10/06/2016-06/05/2115)	0.93%	04/04/2016	$350,316,458	$350,000,000
Mitsubishi UFJ Securities (USA) Inc., agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 0.75%-8.00%, 09/01/2023-01/20/2066)	0.32%	03/01/2016	200,001,778	200,000,000
RBC Capital Markets Corp., term agreement dated 02/23/2016, maturing value of $150,015,458 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $153,000,000; 0%-15.63%, 02/01/2028-09/20/2063)(c)(i)	0.53%	03/01/2016	150,015,458	150,000,000
RBC Capital Markets Corp., term agreement dated 02/26/2016, maturing value of $180,094,400 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $184,804,920; 0.80%-49.49%, 06/01/2017-09/20/2063)(c)(i)	0.59%	03/29/2016	180,094,400	180,000,000
Societe Generale, agreement dated 02/29/2016, maturing value of $150,001,500 (collateralized by domestic agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $153,000,000; 0.87%-6.50%, 05/01/2018-01/20/2062)	0.36%	03/01/2016	150,001,500	150,000,000
TD Securities (USA) LLC, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,050; 0%-9.00%, 03/03/2016-05/15/2045)	0.30%	03/01/2016	500,004,167	500,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $100,001,056 (collateralized by domestic corporate obligations valued at $105,000,001; 0%-2.00%, 03/01/2016-01/24/2028)	0.38%	03/01/2016	100,001,056	100,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $500,004,583 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50%-3.50%, 04/01/2030-09/01/2045)	0.33%	03/01/2016	500,004,583	500,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/29/2016, aggregate maturing value of $550,005,042 (collateralized by U.S. government sponsored agency obligations valued at $561,000,000; 0.64%-4.00%, 07/15/2021-03/25/2055)	0.33%	03/01/2016	349,738,534	349,735,328
Wells Fargo Securities, LLC, term agreement dated 02/26/2016, maturing value of $175,017,354 (collateralized by U.S. government sponsored agency obligations, domestic corporate obligations and sovereign debt valued at $179,495,120; 0%-10.13%, 03/01/2016-01/21/2045)(i)	0.51%	03/04/2016	175,017,354	175,000,000
Total Repurchase Agreements (Cost $5,460,525,273)				5,460,525,273
TOTAL INVESTMENTS(j)(k)–100.72% (Cost $22,604,107,942)				22,604,107,942
OTHER ASSETS LESS LIABILITIES–(0.72)%				(160,487,731)
NET ASSETS–100.00%				$22,443,620,211

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $7,237,690,536, which represented 32.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.8%; Canada: 10.3%; Japan: 10.1%; United Kingdom: 8.4%; other countries less than 5% each: 26.9%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	38.6%
8-30	8.6
31-60	21.7
61-90	11.5
91-180	12.7
181+	6.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–49.74%(a)
Asset-Backed Securities — Fully Supported–2.93%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.47%	04/05/2016	$30,000	$29,986,292
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.48%	04/12/2016	25,000	24,986,000
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.42%	03/03/2016	25,000	24,999,416
				79,971,708

Asset-Backed Securities — Fully Supported Bank–22.85%
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.50%	04/07/2016	25,000	24,987,153
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)(d)	0.61%	07/06/2016	77,000	77,000,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)(d)	0.61%	07/05/2016	10,000	10,000,000
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)	0.52%	03/07/2016	50,000	49,995,667
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.53%	03/15/2016	40,000	39,991,756
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.60%	03/07/2016	12,000	11,998,800
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.60%	03/01/2016	25,000	25,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.61%	03/21/2016	32,943	32,931,836
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.48%	04/22/2016	40,000	39,972,267
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.52%	03/11/2016	50,000	49,992,778
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.48%	03/24/2016	37,500	37,488,500
Matchpoint Finance PLC, Series A (CEP–BNP Paribas S.A.)(b)(c)	0.45%	03/01/2016	100,000	100,000,000
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/14/2016	13,000	12,997,981
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/21/2016	80,000	79,980,889
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/29/2016	10,000	9,996,655
Working Capital Management Co. (CEP–Mizuho Bank, Ltd.)(b)(c)	0.51%	04/18/2016	22,520	22,504,686
				624,838,968

Asset-Backed Securities — Multi-Purpose–2.74%
Nieuw Amsterdam Receivables Corp.(b)(c)	0.45%	04/18/2016	25,000	24,985,000
Nieuw Amsterdam Receivables Corp.(b)(c)	0.47%	03/09/2016	50,000	49,994,778
				74,979,778

Diversified Banks–5.49%
DBS Bank Ltd.(b)(c)	0.45%	03/18/2016	115,000	114,975,563
Swedbank AB(b)	0.36%	03/07/2016	35,000	34,997,900
				149,973,463

Integrated Oil & Gas–1.83%
Chevron Corp.(c)	0.43%	04/01/2016	9,500	9,496,482
Exxon Mobil Corp.	0.46%	03/15/2016	17,000	16,996,959
Total Capital Canada Ltd.(b)(c)	0.43%	03/21/2016	23,500	23,494,386
				49,987,827

Life & Health Insurance–3.15%
MetLife Short Term Funding LLC(c)	0.41%	03/02/2016	76,120	76,119,133
MetLife Short Term Funding LLC(c)	0.42%	03/04/2016	10,000	9,999,650
				86,118,783

Regional Banks–8.01%
Banque et Caisse d’Epargne de l’Etat(b)	0.45%	03/18/2016	79,000	78,983,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Banque et Caisse d’Epargne de l’Etat(b)	0.45%	03/23/2016	$40,000	$39,989,000
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.45%	04/18/2016	100,000	99,940,000
				218,912,213

Specialized Finance–2.74%
CDP Financial Inc.(b)(c)	0.50%	03/01/2016	75,000	75,000,000
Total Commercial Paper (Cost $1,359,782,740)				1,359,782,740

Certificates of Deposit–29.65%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)	0.37%	03/03/2016	20,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)	0.37%	03/07/2016	45,000	45,000,000
Canadian Imperial Bank of Commerce(b)	0.28%	03/01/2016	25,000	25,000,000
Canadian Imperial Bank of Commerce(b)	0.36%	03/03/2016	40,000	40,000,000
Credit Industriel et Commercial(b)	0.37%	03/02/2016	40,000	40,000,000
Credit Industriel et Commercial(b)	0.38%	03/01/2016	20,000	20,000,000
DNB Bank ASA(b)	0.28%	03/01/2016	137,000	137,000,000
KBC Bank N.V.(b)	0.38%	03/01/2016	30,000	30,000,000
KBC Bank N.V.(b)	0.38%	03/03/2016	40,000	40,000,000
Nordea Bank Finland PLC(b)	0.28%	03/01/2016	137,000	137,000,000
Oversea-Chinese Banking Corp. Ltd.(b)	0.48%	04/08/2016	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(b)	0.50%	03/17/2016	49,750	49,750,000
Skandinaviska Enskilda Banken AB(b)	0.29%	03/01/2016	137,000	137,000,000
Swedbank AB(b)	0.36%	03/03/2016	40,000	40,000,000
Total Certificates of Deposit (Cost $810,750,000)				810,750,000

Variable Rate Demand Notes–3.21%(e)
Credit Enhanced–3.21%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.43%	06/01/2029	2,095	2,095,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.43%	12/01/2028	2,200	2,200,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/2040	5,800	5,800,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/2036	4,335	4,335,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/2019	7,155	7,155,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	09/01/2048	1,510	1,510,000
Jets Stadium Development, LLC; Series 2007 A-4C, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.38%	04/01/2047	51,400	51,400,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	5,500	5,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.01%	08/15/2031	700	700,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.03%	10/15/2038	1,600	1,600,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	2,600	2,600,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/2038	2,825	2,825,000
Total Variable Rate Demand Notes (Cost $87,720,000)				87,720,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–0.95%
Overseas Private Investment Corp. (OPIC)–0.95%(e)
Unsec. Gtd. VRD COP Bonds	0.36%	05/15/2030	$11,960	$11,960,000
Unsec. Gtd. VRD COP Bonds	0.40%	09/20/2022	4,000	4,000,000
Unsec. Gtd. VRD COP Notes	0.40%	09/15/2022	10,000	10,000,000
Total U.S. Government Sponsored Agency Securities (Cost $25,960,000)				25,960,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.55% (Cost $2,284,212,740)				2,284,212,740

			Repurchase Amount
Repurchase Agreements–16.47%(g)
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $15,001,546 (collateralized by a domestic non-agency asset-backed security valued at $15,751,736; 0%, 11/01/2047)(b)(h)	0.53%	03/01/2016	15,001,546	15,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/24/2016, maturing value of $115,014,088 (collateralized by domestic non-agency mortgage-backed securities and a domestic non-agency asset-backed security valued at $120,750,185; 0%-3.88%, 10/27/2034-12/25/2056)(b)(h)	0.63%	03/02/2016	115,014,088	115,000,000
ING Financial Markets, LLC, agreement dated 02/29/2016, maturing value $10,000,142 (collateralized by a foreign corporate obligation valued at $10,602,967; 2.20%, 09/23/2019)(b)	0.51%	03/01/2016	10,000,142	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	65,370,280	65,369,735
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/26/2016, maturing value of $80,104,000 (collateralized by a domestic non-agency asset-backed security valued at $88,000,001; 0%, 10/03/2039)(h)	0.78%	04/26/2016	80,104,000	80,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/29/2016, maturing value of $20,018,083 (collateralized by a domestic non-agency mortgage-backed security and domestic non-agency asset-backed securities valued at $22,000,000; 0%-5.84%, 10/26/2039-06/12/2050)	0.93%	04/04/2016	20,018,083	20,000,000
RBC Capital Markets Corp., term agreement dated 02/26/2016, maturing value of $120,062,933 (collateralized by U.S. government sponsored agency obligations valued at $122,400,000; 0%-10.86%, 05/15/2027-01/20/2046)(b)(h)	0.59%	03/29/2016	120,062,933	120,000,000
Wells Fargo Securities, LLC, term agreement dated 02/26/2016, maturing value of $25,002,479 (collateralized by domestic corporate obligations valued at $26,250,000; 0%, 03/10/2016- 03/11/2016)(h)	0.51%	03/04/2016	25,002,479	25,000,000
Total Repurchase Agreements (Cost $450,369,735)				450,369,735
TOTAL INVESTMENTS(i)(j)–100.02% (Cost $2,734,582,475)				2,734,582,475
OTHER ASSETS LESS LIABILITIES–(0.02)%				(620,917)
NET ASSETS–100.00%				$2,733,961,558

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.8%; Canada: 12.8%; Sweden: 12.8%; Japan: 7.9%; Singapore: 7.9%; Netherlands: 5.7%; United Kingdom: 5.6%; Norway: 5.0%; other countries less than 5% each: 16.2%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $1,190,220,001, which represented 43.53% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
DNB Bank ASA	5.0%
Nordea Bank AB	5.0
Skandinaviska Enskilda Banken AB	5.0

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	60.3%
8-30	23.8
31-60	15.9
61-90	0.0
91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–41.96%
U.S. Treasury Bills–27.77%(a)
U.S. Treasury Bills	0.34%	05/05/2016	$600,000	$599,640,874
U.S. Treasury Bills	0.33%	05/26/2016	500,000	499,617,778
U.S. Treasury Bills	0.42%	06/02/2016	130,300	130,161,822
U.S. Treasury Bills	0.49%	06/02/2016	149,700	149,513,985
U.S. Treasury Bills	0.38%	06/09/2016	100,000	99,897,222
U.S. Treasury Bills	0.59%	06/16/2016	179,725	179,416,510
U.S. Treasury Bills	0.52%	06/23/2016	100,000	99,836,758
U.S. Treasury Bills	0.54%	06/30/2016	55,450	55,351,222
U.S. Treasury Bills	0.51%	07/07/2016	225,000	224,600,000
U.S. Treasury Bills	0.52%	07/14/2016	115,250	115,030,449
U.S. Treasury Bills	0.42%	08/18/2016	250,000	249,515,972
U.S. Treasury Bills	0.45%	08/18/2016	200,000	199,582,556
U.S. Treasury Bills	0.45%	08/25/2016	250,000	249,452,406
U.S. Treasury Bills	0.46%	08/25/2016	200,000	199,560,450
U.S. Treasury Bills	0.23%	09/15/2016	300,000	299,628,750
U.S. Treasury Bills	0.24%	09/15/2016	200,000	199,738,200
				3,550,544,954

U.S. Treasury Notes–14.19%
U.S. Treasury Floating Rate Notes(b)	0.40%	07/31/2017	350,000	349,999,282
U.S. Treasury Floating Rate Notes(b)	0.49%	10/31/2017	706,250	705,969,689
U.S. Treasury Floating Rate Notes(b)	0.59%	01/31/2018	300,000	300,217,593
U.S. Treasury Notes	1.00%	09/30/2016	150,000	150,408,452
U.S. Treasury Notes	3.13%	10/31/2016	152,492	155,138,037
U.S. Treasury Notes	2.75%	11/30/2016	150,000	152,450,452
				1,814,183,505
Total U.S. Treasury Securities (Cost $5,364,728,459)				5,364,728,459
TOTAL INVESTMENTS (excluding Repurchase Agreements)–41.96% (Cost $5,364,728,459)				5,364,728,459

			Repurchase Amount
Repurchase Agreements–58.02%(c)
BNP Paribas Securities Corp., term agreement dated 02/25/2016, maturing value of $880,059,889 (collateralized by U.S. Treasury obligations valued at $897,549,096; 1.38%-8.13%, 08/15/2019-09/30/2020)(d)	0.35%	03/03/2016	880,059,889	880,000,000
CIBC World Markets Corp., joint agreement dated 02/29/2016, aggregate maturing value of $100,000,833 (collateralized by U.S. Treasury obligations valued at $102,001,586; 1.13%-2.50%, 07/31/2019-02/15/2046)	0.30%	03/01/2016	76,960,419	76,959,778
Citigroup Global Markets Inc., term agreement dated 02/25/2016, maturing value of $500,031,111 (collateralized by U.S. Treasury obligations valued at $510,000,061; 0.38%-2.00%, 03/15/2016-08/31/2021)(d)	0.32%	03/03/2016	500,031,111	500,000,000
ING Financial Markets, LLC, term agreement dated 02/25/2016, maturing value of $790,131,183 (collateralized by U.S. Treasury obligations valued at $806,199,875; 2.25%-3.75%, 11/15/2024-11/15/2043)(d)	0.36%	03/03/2016	790,131,183	790,075,878
ING Financial Markets, LLC, term agreement dated 02/26/2016, maturing value of $220,015,600 (collateralized by a U.S. Treasury obligation valued at $224,490,000; 2.25%, 11/15/2025)(d)	0.36%	03/04/2016	220,015,600	220,000,200
Prudential Financial, Inc., agreement dated 02/29/2016, maturing value of $475,682,757 (collateralized by U.S. Treasury obligations valued at $484,802,967; 0%, 08/15/2027-08/15/2043)	0.36%	03/01/2016	475,682,757	475,678,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., term agreement dated 10/14/2015, maturing value of $250,170,139 (collateralized by U.S. Treasury obligations valued at $255,000,006; 0%-9.00%, 03/17/2016-05/15/2045)(d)	0.14%	04/06/2016	$250,170,139	$250,000,000
RBC Capital Markets Corp., term agreement dated 10/13/2015, maturing value of $250,173,056 (collateralized by U.S. Treasury obligations valued at $255,000,009; 0%-8.75%, 04/14/2016-02/15/2045)(d)	0.14%	04/08/2016	250,173,056	250,000,000
RBC Capital Markets Corp., term agreement dated 10/21/2015, maturing value of $500,400,000 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-8.00%, 03/03/2016-08/15/2043)(d)	0.16%	04/18/2016	500,400,000	500,000,000
RBC Capital Markets Corp., term agreement dated 10/22/2015, maturing value of $500,400,000 (collateralized by U.S. Treasury obligations valued at $510,000,078; 0.13%-8.75%, 03/15/2016-02/15/2043)(d)	0.16%	04/19/2016	500,400,000	500,000,000
Societe Generale, agreement dated 02/29/2016, maturing value of $500,004,722 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-8.50%, 04/07/2016-02/15/2042)	0.34%	03/01/2016	500,004,722	500,000,000
Societe Generale, term agreement dated 02/03/2016, maturing value of $550,176,458 (collateralized by U.S. Treasury obligations valued at $561,000,092; 0.13%-8.50%, 11/30/2016-02/15/2044)(d)	0.35%	03/07/2016	550,176,458	550,000,000
Societe Generale, term agreement dated 02/08/2016, maturing value of $400,116,000 (collateralized by U.S. Treasury obligations valued at $408,000,015; 0%-4.63%, 04/07/2016-02/15/2044)(d)	0.36%	03/08/2016	400,116,000	400,000,000
Societe Generale, term agreement dated 02/16/2016, maturing value of $250,068,056 (collateralized by U.S. Treasury obligations valued at $255,000,001; 0.13%-7.25%, 02/15/2017-07/15/2024) (d)	0.35%	03/15/2016	250,068,556	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $325,002,799 (collateralized by U.S. Treasury obligations valued at $331,500,025; 3.00%, 05/15/2042-11/15/2045)	0.31%	03/01/2016	325,002,799	325,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $425,003,660 (collateralized by a U.S. Treasury obligation valued at $433,500,058; 1.38%, 04/30/2020)	0.31%	03/01/2016	425,003,660	425,000,000
Wells Fargo Securities, LLC, term agreement dated 01/19/2016, maturing value of $125,051,042 (collateralized by U.S. Treasury obligations valued at $127,500,058; 3.00%-8.88%, 05/15/2017-08/15/2044)	0.35%	03/01/2016	125,051,042	125,000,000
Wells Fargo Securities, LLC, term agreement dated 02/04/2016, maturing value of $200,220,000 (collateralized by a U.S. Treasury obligation valued at $204,000,063; 1.38%, 04/30/2020)	0.44%	05/04/2016	200,220,000	200,000,000
Wells Fargo Securities, LLC, term agreement dated 02/08/2016, maturing value of $200,227,500 (collateralized by U.S. Treasury obligations valued at $204,000,063; 0.42%-3.75%, 04/30/2016-11/15/2023)	0.45%	05/09/2016	200,227,500	200,000,000
Total Repurchase Agreements (Cost $7,417,713,856)				7,417,713,856
TOTAL INVESTMENTS(e)–99.98% (Cost $12,782,442,315)				12,782,442,315
OTHER ASSETS LESS LIABILITIES–0.02%				2,745,666
NET ASSETS–100.00%				$12,785,187,981

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	54.9%
8-30	0.0
31-60	0.0
61-90	11.7
91-180	15.3
181+	18.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–40.86%
Federal Farm Credit Bank (FFCB)–7.53%
Unsec. Bonds(a)	0.40%	04/21/2016	$33,000	$32,999,788
Unsec. Bonds(a)	0.41%	05/05/2016	145,000	144,998,742
Unsec. Bonds(a)	0.46%	06/20/2017	39,325	39,281,437
Unsec. Bonds(a)	0.58%	07/21/2017	45,000	44,999,903
Unsec. Bonds(a)	0.47%	07/25/2017	35,600	35,624,024
Unsec. Bonds(a)	0.46%	10/02/2017	41,400	41,370,334
Unsec. Bonds(a)	0.48%	11/13/2017	8,000	7,986,928
Unsec. Bonds(a)	0.45%	12/27/2017	30,000	29,928,524
				377,189,680

Federal Home Loan Bank (FHLB)–23.20%
Unsec. Bonds(a)	0.37%	05/18/2016	70,000	70,000,000
Unsec. Disc. Notes(b)	0.44%	03/11/2016	5,000	4,999,389
Unsec. Disc. Notes(b)	0.44%	03/16/2016	5,000	4,999,083
Unsec. Disc. Notes(b)	0.46%	03/16/2016	50,000	49,990,417
Unsec. Disc. Notes(b)	0.44%	03/18/2016	91,320	91,301,026
Unsec. Disc. Notes(b)	0.40%	05/06/2016	75,000	74,944,450
Unsec. Disc. Notes(b)	0.47%	08/12/2016	100,000	99,788,622
Unsec. Disc. Notes(b)	0.47%	08/17/2016	150,000	149,669,042
Unsec. Disc. Notes(b)	0.49%	08/19/2016	120,000	119,720,700
Unsec. Disc. Notes(b)	0.49%	08/24/2016	110,000	109,738,567
Unsec. Disc. Notes(b)	0.50%	08/24/2016	167,500	167,094,650
Unsec. Global Bonds(a)	0.37%	08/18/2016	80,000	79,998,121
Unsec. Global Bonds(a)	0.38%	01/17/2017	80,000	79,901,075
Unsec. Global Bonds(a)	0.52%	01/23/2017	50,000	50,000,000
Unsec. Global Bonds(a)	0.45%	04/21/2017	10,000	9,994,865
				1,162,140,007

Federal Home Loan Mortgage Corp. (FHLMC)–2.43%
Unsec. Disc. Notes(b)	0.46%	08/12/2016	47,500	47,401,543
Unsec. Global Notes(a)	0.43%	01/13/2017	10,000	10,004,009
Unsec. Global Notes(a)	0.44%	04/20/2017	30,000	29,994,783
Unsec. Global Notes(a)	0.47%	04/27/2017	14,000	13,991,079
Unsec. Global Notes(a)	0.56%	07/21/2017	20,000	19,997,142
				121,388,556

Federal National Mortgage Association (FNMA)–3.95%
Unsec. Disc. Notes(b)	0.45%	08/17/2016	45,000	44,904,515
Unsec. Disc. Notes(b)	0.46%	08/17/2016	5,000	4,989,320
Unsec. Global Notes(a)	0.44%	09/08/2017	35,000	34,948,231
Unsec. Global Notes(a)	0.44%	10/05/2017	112,815	112,735,213
				197,577,279

Overseas Private Investment Corp. (OPIC)–3.75%
Unsec. Gtd., VRD COP Bonds(c)	0.42%	07/15/2025	37,000	37,000,000
Unsec. Gtd., VRD COP Bonds(c)	0.40%	07/09/2026	51,000	51,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Overseas Private Investment Corp. (OPIC)–(continued)
Gtd., VRD COP Bonds(c)	0.42%	11/15/2028	$100,000	$100,000,000
				188,000,000
Total U.S. Government Sponsored Agency Securities (Cost $2,046,295,522)				2,046,295,522

U.S. Treasury Securities–6.94%
U.S. Treasury Bills–3.95%(b)
U.S. Treasury Bills	0.11%	03/03/2016	2,900	2,899,982
U.S. Treasury Bills	0.22%	03/03/2016	10,262	10,261,877
U.S. Treasury Bills	0.42%	08/18/2016	70,000	69,864,472
U.S. Treasury Bills	0.44%	08/18/2016	5,000	4,989,717
U.S. Treasury Bills	0.45%	08/25/2016	60,000	59,868,577
U.S. Treasury Bills	0.49%	09/01/2016	50,000	49,878,667
				197,763,292

U.S. Treasury Notes–2.99%
U.S. Treasury Floating Rate Notes(a)	0.49%	10/31/2017	150,000	149,931,786
Total U.S. Treasury Securities (Cost $347,695,078)				347,695,078
TOTAL INVESTMENTS (excluding Repurchase Agreements)- 47.80% (Cost $2,393,990,600)				2,393,990,600

			Repurchase Amount
Repurchase Agreements–53.21%(d)
Bank of Nova Scotia (The), joint agreement dated 02/29/2016, aggregate maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0%-8.88%, 03/15/2016-08/15/2044)	0.30%	03/01/2016	250,002,083	250,000,000
BNP Paribas Securities Corp., term agreement dated 02/25/2016, maturing value of $300,020,417 (collateralized by U.S. Treasury obligations valued at $306,000,000; 1.38%-1.63%, 09/30/2016-09/30/2020)(e)	0.35%	03/03/2016	300,020,417	300,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $250,002,153 (collateralized by U.S. government sponsored agency obligations valued at $255,000,425; 0%-6.25%, 03/08/2017-01/15/2030)	0.31%	03/01/2016	25,000,215	25,000,000
Citigroup Global Markets Inc., joint term agreement dated 02/26/2016, aggregate maturing value of $250,015,556 (collateralized by U.S. government sponsored agency obligations valued at $255,000,073; 0%-8.25%, 06/01/2016-09/15/2065)(e)	0.32%	03/04/2016	175,010,889	175,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,064; 2.63%-3.63%, 08/15/2020-08/15/2043)	0.30%	03/01/2016	150,001,250	150,000,000
Credit Agricole Corp. & Investment Bank, joint term agreement dated 02/24/2016, aggregate maturing value of $375,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $382,500,000; 0.75%-4.75%, 09/15/2017-10/01/2045)(e)	0.34%	03/02/2016	300,019,833	300,000,000
ING Financial Markets, LLC, term agreement dated 02/16/2016, maturing value of $100,060,000 (collateralized by domestic agency mortgage-backed securities valued at $102,002,164; 1.84%-4.00%, 08/01/2026-12/01/2042)	0.45%	04/04/2016	100,060,000	100,000,000
ING Financial Markets, LLC, term agreement dated 02/25/2016, maturing value of $310,101,913 (collateralized by U.S. Treasury obligations valued at $316,408,375; 0.38%-1.38%, 06/30/2018-07/15/2025)(e)	0.36%	03/03/2016	310,101,913	310,080,208
ING Financial Markets, LLC, term agreement dated 02/26/2016, maturing value of $100,025,801 (collateralized by a U.S. Treasury obligation valued at $102,060,000; 2.25%, 11/15/2025)(e)	0.36%	03/04/2016	100,025,801	100,018,800
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	12,090,809	12,090,707
Prudential Financial, Inc., agreement dated 02/29/2016, maturing value of $233,016,080 (collateralized by U.S. Treasury obligations valued at $237,502,363; 0%, 11/15/2026-08/15/2039)	0.36%	03/01/2016	233,016,080	233,013,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., joint term agreement dated 10/27/2015, aggregate maturing value of $200,158,222 (collateralized by U.S. Treasury obligations valued at $204,000,068; 1.00%-8.75%, 05/15/2017-02/15/2046)(e)	0.16%	04/22/2016	$160,126,578	$160,000,000
Societe Generale, joint term agreement dated 02/04/2016, aggregate maturing value of $250,076,528 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $255,000,000; 0%-5.50%, 05/12/2017-01/20/2046)(e)	0.38%	03/04/2016	225,068,875	225,000,000
Societe Generale, joint term agreement dated 02/17/2016, aggregate maturing value of $200,061,222 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 0%-7.50%, 06/01/2017-04/20/2065)(e)	0.38%	03/17/2016	150,045,917	150,000,000
Societe Generale, joint term agreement dated 02/23/2016, aggregate maturing value of $115,007,603 (collateralized by domestic agency mortgage-backed securities valued at $117,300,001; 0.57%-4.50%, 09/15/2022-12/01/2045)(e)	0.34%	03/01/2016	75,004,958	75,000,000
Wells Fargo Securities, LLC, term agreement dated 02/08/2016, maturing value of $100,113,750 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $102,000,000; 0%-4.00%, 05/11/2016-12/25/2046)	0.45%	05/09/2016	100,113,750	100,000,000
Total Repurchase Agreements (Cost $2,665,203,465)				2,665,203,465
TOTAL INVESTMENTS(f)–101.01% (Cost $5,059,194,065)				5,059,194,065
OTHER ASSETS LESS LIABILITIES–(1.01)%				(50,486,136)
NET ASSETS–100.00%				$5,008,707,929

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	52.2%
8-30	3.0
31-60	2.7
61-90	7.8
91-180	19.1
181+	15.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Government TaxAdvantage Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–68.42%
Federal Farm Credit Bank (FFCB)–33.29%
Disc. Notes(a)	0.23%	03/24/2016	$5,000	$4,999,281
Disc. Notes(a)	0.25%	05/03/2016	4,700	4,697,985
Disc. Notes(a)	0.33%	05/27/2016	8,000	7,993,717
Unsec. Bonds(b)	0.45%	04/06/2016	8,000	8,000,325
Unsec. Bonds(b)	0.50%	04/20/2016	4,820	4,820,606
Unsec. Bonds(b)	0.41%	05/05/2016	5,000	4,999,956
Unsec. Bonds(b)	0.40%	05/06/2016	4,275	4,274,945
Unsec. Bonds(b)	0.46%	10/11/2016	4,085	4,083,173
Unsec. Bonds(b)	0.47%	02/13/2017	2,850	2,850,848
				46,720,836

Federal Home Loan Bank (FHLB)–31.57%
Unsec. Disc. Notes(a)	0.31%	03/01/2016	1,100	1,100,000
Unsec. Disc. Notes(a)	0.30%	03/02/2016	7,000	6,999,942
Unsec. Disc. Notes(a)	0.32%	03/02/2016	1,300	1,299,988
Unsec. Disc. Notes(a)	0.31%	03/03/2016	1,400	1,399,976
Unsec. Disc. Notes(a)	0.31%	03/08/2016	2,548	2,547,846
Unsec. Disc. Notes(a)	0.31%	03/09/2016	2,460	2,459,831
Unsec. Disc. Notes(a)	0.30%	03/11/2016	9,985	9,984,168
Unsec. Disc. Notes(a)	0.32%	03/15/2016	8,504	8,502,942
Unsec. Disc. Notes(a)	0.31%	03/17/2016	10,000	9,998,622
				44,293,315

Tennessee Valley Authority (TVA)–3.56%
Sr. Unsec. Disc. Notes(a)	0.30%	03/08/2016	5,000	4,999,708
Total U.S. Government Sponsored Agency Securities (Cost $96,013,859)				96,013,859

U.S. Treasury Securities–31.57%
U.S. Treasury Bills–31.57%(a)
U.S. Treasury Bills	0.11%	03/03/2016	7,100	7,099,956
U.S. Treasury Bills	0.22%	03/03/2016	2,738	2,737,967
U.S. Treasury Bills	0.20%	04/28/2016	7,500	7,497,632
U.S. Treasury Bills	0.27%	05/05/2016	5,000	4,997,567
U.S. Treasury Bills	0.31%	05/26/2016	2,000	1,998,557
U.S. Treasury Bills	0.40%	06/02/2016	15,000	14,984,694
U.S. Treasury Bills	0.24%	06/23/2016	5,000	4,996,200
Total U.S. Treasury Securities (Cost $44,312,573)				44,312,573
TOTAL INVESTMENTS(c)–99.99% (Cost $140,326,432)				140,326,432
OTHER ASSETS LESS LIABILITIES–0.01%				7,879
NET ASSETS–100.00%				$140,334,311
Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	14.8%
8-30	31.0
31-60	14.5
61-90	20.6
91-180	14.2
181+	4.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.46%
Alabama–4.65%
Alabama (State of); Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	06/01/2016	$775	$784,269
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.02%	07/01/2040	11,100	11,100,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/2028	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/2028	10,000	10,000,000
				31,884,269

Arizona–1.02%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.01%	01/01/2046	1,630	1,630,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/2031	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/2030	2,700	2,700,000
				7,015,000

California–6.64%
California (State of) (Kindergarten-University Public Education Facilities); Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(a)(b)	0.01%	05/01/2034	2,200	2,200,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	12/01/2016	17,300	17,300,000
Los Angeles (City of); Series 2015, Unlimited Tax GO TRAN	2.00%	06/30/2016	950	955,411
Riverside (City of); Series 2011 A, Ref. Floating Rate Water RB(d)	0.16%	10/01/2035	5,800	5,800,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB(d)	0.21%	07/01/2030	11,800	11,800,000
Torrance (City of); Series 2015, Unlimited Tax GO TRAN	1.50%	06/30/2016	7,450	7,479,270
				45,534,681

Colorado–3.90%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/2031	1,525	1,525,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/2034	2,000	2,000,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/2024	770	770,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.13%	02/01/2031	6,600	6,600,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.14%	03/01/2017	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/2021	3,485	3,485,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	12/01/2024	5,235	5,235,000
				26,715,000

Delaware–0.81%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/2036	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	05/01/2036	2,850	2,850,000
				5,545,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–0.23%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.21%	01/01/2029	$1,557	$1,557,000

Florida–3.59%
Florida (State of) Board of Education;
Series 2008 C, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	3,420	3,461,450
Series 2012 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	1,000	1,012,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (INS–BHAC)(a)(e)(f)(g)	0.02%	04/01/2017	2,275	2,275,000
Orange (County of) Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	06/01/2025	500	500,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/01/2036	2,925	2,925,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/2032	14,415	14,415,000
				24,588,450

Georgia–1.73%
Columbia County School District; Series 2011, Unlimited Tax GO Bonds	5.00%	04/01/2016	1,000	1,004,069
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/2025	6,340	6,340,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	01/01/2020	900	900,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/2016	1,375	1,396,447
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.01%	09/01/2035	500	500,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/2020	1,700	1,700,000
				11,840,516

Illinois–9.21%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	03/01/2030	10,845	10,845,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	12/01/2028	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	02/01/2042	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(e)	0.10%	10/01/2017	400	400,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.01%	06/01/2040	3,280	3,280,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.08%	09/01/2024	600	600,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.11%	08/01/2030	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	06/01/2029	1,170	1,170,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.01%	12/01/2046	7,700	7,700,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.11%	06/01/2017	670	670,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	01/01/2037	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.30%	02/01/2021	800	800,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	05/01/2036	2,335	2,335,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	10/01/2033	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/2034	$4,200	$4,200,000
Monmouth (City of) (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/2035	5,120	5,120,000
				63,190,000

Indiana–4.49%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/2028	1,300	1,300,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/2037	5,500	5,500,000
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. VRD Environmental RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	10/01/2040	2,000	2,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	01/01/2035	3,215	3,215,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.01%	06/01/2035	10,000	10,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	09/01/2048	7,925	7,925,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/2019	880	880,000
				30,820,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/2031	2,000	2,000,000

Kansas–0.64%
Wichita (City of); Series 2015-272, Unlimited Tax GO Temporary Notes	2.00%	04/15/2016	4,400	4,409,482

Kentucky–0.22%
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District; Series 2009 A, Ref. Sewer & Drainage System RB	5.00%	05/15/2016	1,475	1,489,880

Louisiana–0.30%
Bossier Parishwide School District; Series 2012, Ref. School Improvement Unlimited Tax GO Bonds	4.00%	03/01/2016	950	950,000
Louisiana (State of); Series 2012 A-1, Ref. Gasoline & Fuels Tax RB	5.00%	05/01/2016	1,110	1,118,580
				2,068,580

Maryland–3.33%
Maryland (State of) (State & Local Facilities Loan of 2013); First Series 2013 A, Unlimited Tax GO Bonds	5.00%	03/01/2016	925	925,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/2028	2,760	2,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	04/01/2035	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	07/01/2041	8,635	8,635,000
Montgomery (County of); Series 2005 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	07/01/2016	3,000	3,047,968
				22,867,968

Massachusetts–0.99%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/2038	6,090	6,090,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	07/01/2038	715	715,000
				6,805,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–1.54%
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	10/01/2031	$5,305	$5,305,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/2022	5,280	5,280,000
				10,585,000

Minnesota–3.65%
Minnesota (State of); Series 2014 E, Ref. State Trunk Highway Unlimited Tax GO Bonds	3.00%	08/01/2016	7,000	7,081,440
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/2037	9,135	9,135,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	01/01/2025	290	290,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/2035	1,355	1,355,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/2033	7,175	7,175,000
				25,036,440

Missouri–1.84%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	0.02%	11/01/2037	1,125	1,125,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health Systems); Series 2013 C, VRD RB(a)	0.21%	01/01/2050	6,450	6,450,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/2019	1,060	1,060,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	11/15/2043	1,600	1,600,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA) (a)	0.01%	04/15/2027	2,370	2,370,000
				12,605,000

Nevada–0.93%
Carson City (City of) (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	09/01/2033	5,300	5,300,000
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	06/01/2039	1,085	1,085,000
				6,385,000

New Hampshire–1.04%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/2037	3,625	3,625,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/2038	3,500	3,500,000
				7,125,000

New Mexico–1.25%
Albuquerque (City of) & Bernalillo (County of) Water Utility Authority; Series 2009 A-1, Ref. Joint Water & Sewer System Improvement RB	5.00%	07/01/2016	1,250	1,269,554
New Mexico (State of); Series 2010 A, Severance Tax RB	5.00%	07/01/2016	5,075	5,155,782
New Mexico (State of) Finance Authority (Public Project Revolving Fund Program); Series 2016 A, Sr. Lien RB	2.00%	06/01/2016	2,150	2,159,722
				8,585,058

New York–5.68%
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.01%	11/01/2036	8,130	8,130,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/2049	$9,600	$9,600,000
Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/2049	8,200	8,200,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.01%	11/01/2046	9,000	9,000,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(a)(b)(c)	0.01%	11/01/2032	4,000	4,000,000
				38,930,000

North Carolina–2.97%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas HealthCare Systems); Series 2007 C, Ref. VRD RB(a)	0.01%	01/15/2037	9,300	9,300,000
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/2016	1,260	1,274,790
Guilford (County of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/2016	2,350	2,350,000
Mecklenburg (County of); Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	03/01/2016	1,020	1,020,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	06/01/2017	2,335	2,335,000
Raleigh (City of) (Combined Enterprise System); Series 2006 A, RB	5.00%	03/01/2016	1,150	1,150,000
Raleigh (City of); Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/2016	2,950	2,962,005
				20,391,795

Ohio–3.54%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	11/01/2040	1,385	1,385,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Hospital Facilities Floating Rate RB(d)	0.05%	11/15/2033	2,900	2,900,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.01%	12/01/2021	7,125	7,125,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	05/01/2026	8,400	8,400,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/2023	4,495	4,495,000
				24,305,000

Oklahoma–0.13%
Tulsa County Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/2016	900	900,530

Pennsylvania–4.22%
Allegheny (County of) Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.03%	10/01/2025	1,200	1,200,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	03/01/2030	2,235	2,235,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/2025	5,505	5,505,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	09/01/2028	2,220	2,220,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.01%	08/15/2031	3,990	3,990,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.03%	05/01/2020	1,950	1,950,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/2026	1,715	1,715,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	11/01/2029	2,600	2,600,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/2027	7,525	7,525,000
				28,940,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–2.02%
Brookland-Cayce School District No. 2; Series 2015 C, Unlimited Tax GO Bonds	3.00%	03/01/2016	$8,705	$8,705,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.16%	07/01/2017	590	590,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	03/01/2028	2,702	2,702,000
Spartanburg County School District No. 7; Series 2015 A, Unlimited Tax GO Bonds	4.00%	03/01/2016	1,830	1,830,000
				13,827,000

Tennessee–2.56%
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	07/15/2036	7,575	7,575,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Ascension Health Credit Group); Series 2001 B-1, VRD RB(a)	0.19%	11/15/2031	10,000	10,000,000
				17,575,000

Texas–9.22%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.02%	08/01/2035	14,615	14,615,000
Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/2016	1,260	1,273,898
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/2016	1,020	1,023,354
Fort Bend Independent School District; Series 2008, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	08/15/2016	1,300	1,328,235
Lewisville Independent School District; Series 2014 A, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	3.00%	08/15/2016	1,095	1,108,749
San Antonio Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	08/15/2016	1,000	1,021,719
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	04/01/2026	1,100	1,100,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/15/2050	3,500	3,500,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.02%	02/15/2028	1,750	1,750,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/2027	5,860	5,860,000
Tarrant (County of) Regional Water District;
Series 2012 A, Ref. RB	5.00%	03/01/2016	3,500	3,500,000
Series 2012, Ref. & Improvement RB	5.00%	03/01/2016	1,130	1,130,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.01%	05/01/2042	10,865	10,865,000
Travis (County of); Series 2013, Limited Tax GO Ctfs.	3.38%	03/01/2016	1,970	1,970,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/2025	13,180	13,180,000
				63,225,955

Utah–2.91%
Utah (County of) (IHC Health Services, Inc.); Series 2014 B, VRD Hospital RB(a)	0.21%	05/15/2049	6,525	6,525,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.01%	09/01/2032	11,000	11,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.06%	04/01/2042	2,450	2,450,000
				19,975,000

Vermont–0.84%
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/2034	700	700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont–(continued)
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	09/01/2038	$5,055	$5,055,000
				5,755,000

Virginia–4.90%
Alexandria (City of); Series 2011, Capital Improvement Unlimited Tax GO Bonds	5.00%	07/15/2016	2,115	2,152,876
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(c)	0.01%	12/31/2047	27,600	27,600,000
Fairfax (County of) Water Authority; Series 2013 A, Ref. RB	3.00%	04/01/2016	915	917,212
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	10/01/2030	2,700	2,700,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/2019	200	200,000
				33,570,088

Washington–3.61%
Seattle (City of); Series 2014, Ref. Drainage & Wastewater Improvement RB	4.00%	05/01/2016	1,100	1,106,935
Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	05/01/2019	1,170	1,170,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/2044	8,000	8,000,000
Washington (State of) Housing Finance Commission (Panorama City); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	04/01/2043	12,000	12,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/2020	2,475	2,475,000
				24,751,935

West Virginia–0.88%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/2034	6,000	6,000,000

Wisconsin–5.69%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.01%	10/01/2042	2,380	2,380,000
Milwaukee (City of); Series 2015 M7, School RAN	2.00%	06/30/2016	11,500	11,568,747
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/2016	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc.); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	08/15/2034	7,095	7,095,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	05/01/2030	15,410	15,410,000
Wisconsin (State of); Series 2012 2, Ref. Clean Water RB	5.00%	06/01/2016	600	607,256
				39,016,003
TOTAL INVESTMENTS(h)(i)–101.46% (Cost $695,815,630)				695,815,630
OTHER ASSETS LESS LIABILITIES–(1.46)%				(10,011,598)
NET ASSETS–100.00%				$685,804,032

Investment Abbreviations:

BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PUTTERs	– Putable Tax-Exempt Receipts

RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $13,342,000, which represented 1.95% of the Fund’s Net Assets.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	6.4%
Federal Home Loan Mortgage Corp.	6.2
Federal National Mortgage Association	6.2
Wells Fargo Bank, N.A.	5.9
U.S. Bank, N.A.	5.9
TD Bank, N.A.	5.8
Northern Trust Co.	5.5

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	83.9%
8-30	0.0
31-60	1.6
61-90	0.5
91-180	8.2
181+	5.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,143,582,669	$2,284,212,740	$5,364,728,459	$2,393,990,600	$140,326,432	$695,815,630
Repurchase agreements, at value and cost	5,460,525,273	450,369,735	7,417,713,856	2,665,203,465	—	—
Total investments, at value and cost	22,604,107,942	2,734,582,475	12,782,442,315	5,059,194,065	140,326,432	695,815,630
Cash	—	—	—	23,844,931	67,220	—
Receivable for:
Investments sold	2,401,485	5,000	27,854,897	—	—	665,002
Interest	5,382,282	171,078	5,105,215	570,392	7,233	1,058,923
Fund expenses absorbed	190,236	130,334	353,087	—	61,215	159,924
Investment for trustee deferred compensation and retirement plans	3,090,011	878,999	1,828,060	829,073	111,179	312,793
Other assets	116,445	191,396	140,305	63,693	31,836	47,960
Total assets	22,615,288,401	2,735,959,282	12,817,723,879	5,084,502,154	140,605,115	698,060,232

Liabilities:
Payable for:
Investments purchased	149,636,000	—	—	73,723,601	—	11,800,009
Amount due custodian	10,641,150	10,431	27,464,210	—	—	15,936
Dividends	7,042,735	703,092	1,832,254	891,457	23,824	5,279
Accrued fees to affiliates	461,383	199,974	907,894	145,660	93,525	43,000
Accrued trustees’ and officer’s fees and benefits	32,185	6,556	26,492	11,596	3,599	3,324
Accrued operating expenses	111,886	36,339	75,287	11,169	21,059	20,337
Trustee deferred compensation and retirement plans	3,742,851	1,041,332	2,229,761	1,010,742	128,797	368,315
Total liabilities	171,668,190	1,997,724	32,535,898	75,794,225	270,804	12,256,200
Net assets applicable to shares outstanding	$22,443,620,211	$2,733,961,558	$12,785,187,981	$5,008,707,929	$140,334,311	$685,804,032

Net assets consist of:
Shares of beneficial interest	$22,441,059,834	$2,733,087,812	$12,784,855,040	$5,008,598,424	$140,351,885	$685,953,788
Undistributed net investment income	2,468,855	872,258	(21,274)	(26,177)	(9,046)	(104,955)
Undistributed net realized gain (loss)	91,522	1,488	354,215	135,682	(8,528)	(44,801)
	$22,443,620,211	$2,733,961,558	$12,785,187,981	$5,008,707,929	$140,334,311	$685,804,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$19,350,616,042	$1,917,283,674	$6,273,721,419	$3,295,982,076	$17,000,000	$576,781,735
Private Investment Class	$209,874,644	$137,321,595	$464,674,210	$503,979,238	$4,402,797	$29,889,915
Personal Investment Class	$58,065,383	$99,353,189	$147,223,145	$8,943,577	$1,879,098	$2,731,245
Cash Management Class	$236,125,452	$396,501,369	$4,362,496,379	$138,578,152	$45,617,025	$42,442,594
Reserve Class	$130,755,458	$26,622,307	$30,685,986	$286,180,378	$68,883,100	$30,177,389
Resource Class	$10,543,447	$19,391,271	$331,809,997	$60,155,218	$2,372,701	$2,573,547
Corporate Class	$2,447,639,785	$137,488,153	$1,174,576,845	$714,889,290	$179,590	$1,207,607

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	19,348,405,760	1,917,274,456	6,273,196,808	3,295,833,750	16,995,722	576,749,244
Private Investment Class	209,850,210	137,320,975	464,636,651	503,957,597	4,401,677	29,888,222
Personal Investment Class	58,058,765	99,352,712	147,212,225	8,943,175	1,878,605	2,731,090
Cash Management Class	236,097,591	396,499,479	4,362,121,141	138,567,299	45,605,336	42,440,171
Reserve Class	130,740,969	26,622,133	30,683,432	286,168,646	68,865,475	30,175,675
Resource Class	10,542,271	19,391,182	331,782,803	60,152,501	2,372,098	2,573,402
Corporate Class	2,447,363,765	137,487,515	1,174,472,810	714,862,165	179,545	1,207,539
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$39,276,066	$4,406,046	$14,445,597	$6,349,758	$226,027	$209,757

Expenses:
Advisory fees	15,055,521	2,112,022	10,414,744	2,793,476	212,182	770,759
Administrative services fees	539,799	272,550	446,983	322,493	24,863	89,259
Custodian fees	90,387	19,308	61,293	66,159	8,066	8,856
Distribution fees:
Private Investment Class	516,818	392,494	1,097,942	1,228,129	12,881	75,725
Personal Investment Class	316,705	396,028	573,977	61,800	14,162	9,266
Cash Management Class	196,916	220,789	2,548,900	123,111	26,533	23,462
Reserve Class	786,255	212,190	172,936	1,424,173	202,217	114,830
Resource Class	17,620	20,456	332,053	83,474	2,360	3,686
Corporate Class	285,966	14,022	209,063	96,980	400	2,502
Transfer agent fees	903,446	126,721	624,885	257,048	9,157	29,090
Trustees’ and officers’ fees and benefits	345,156	77,804	241,846	106,704	15,253	29,684
Registration and filing fees	61,425	46,305	63,360	81,282	37,833	38,847
Other	437,772	115,293	279,353	340,129	47,262	50,329
Total expenses	19,553,786	4,025,982	17,067,335	6,984,958	613,169	1,246,295
Less: Fees waived	(4,368,663)	(1,944,878)	(7,116,608)	(3,104,997)	(462,359)	(1,068,465)
Net expenses	15,185,123	2,081,104	9,950,727	3,879,961	150,810	177,830
Net investment income	24,090,943	2,324,942	4,494,870	2,469,797	75,217	31,927

Realized and unrealized gain from:
Net realized gain from Investment securities	15,642	544	416,712	19,165	9,917	—
Net increase in net assets resulting from operations	$24,106,585	$2,325,486	$4,911,582	$2,488,962	$85,134	$31,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$24,090,943	$14,869,394	$2,324,942	$2,593,491
Net realized gain	15,642	164,146	544	944
Net increase in net assets resulting from operations	24,106,585	15,033,540	2,325,486	2,594,435

Distributions to shareholders from net investment income:
Institutional Class	(21,603,070)	(14,147,500)	(1,761,348)	(1,854,672)
Private Investment Class	(34,987)	(30,767)	(80,356)	(132,350)
Personal Investment Class	(9,541)	(13,561)	(54,963)	(110,282)
Cash Management Class	(306,028)	(77,398)	(302,379)	(376,417)
Reserve Class	(18,224)	(14,433)	(21,613)	(18,513)
Resource Class	(4,310)	(12,035)	(11,761)	(20,138)
Corporate Class	(2,114,783)	(573,700)	(92,498)	(81,119)
Total distributions from net investment income	(24,090,943)	(14,869,394)	(2,324,918)	(2,593,491)

Share transactions–net:
Institutional Class	3,376,529,292	(2,640,861,091)	152,620,931	(148,752,146)
Private Investment Class	(73,584,196)	(61,736,842)	(24,894,329)	10,083,327
Personal Investment Class	(57,334,039)	(65,018,703)	(18,219,967)	(40,437,932)
Cash Management Class	(221,844,735)	(226,421,761)	(87,093,375)	29,823,610
Reserve Class	(25,452,945)	(23,801,101)	(23,778,069)	34,768,990
Resource Class	(62,133,047)	(62,863,904)	(319,045)	(12,328,636)
Corporate Class	1,393,208,709	383,540,344	60,444,479	17,489,399
Net increase (decrease) in net assets resulting from share transactions	4,329,389,039	(2,697,163,058)	58,760,625	(109,353,388)
Net increase (decrease) in net assets	4,329,404,681	(2,696,998,912)	58,761,193	(109,352,444)

Net assets:
Beginning of period	18,114,215,530	20,811,214,442	2,675,200,365	2,784,552,809
End of period*	$22,443,620,211	$18,114,215,530	$2,733,961,558	$2,675,200,365
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$872,258	$872,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$4,494,870	$3,320,415	$2,469,797	$1,741,840
Net realized gain (loss)	416,712	(62,497)	19,165	116,517
Net increase in net assets resulting from operations	4,911,582	3,257,918	2,488,962	1,858,357

Distributions to shareholders from net investment income:
Institutional Class	(2,661,142)	(1,478,709)	(1,883,035)	(1,159,579)
Private Investment Class	(80,956)	(102,223)	(138,874)	(126,468)
Personal Investment Class	(26,968)	(29,788)	(4,096)	(12,667)
Cash Management Class	(1,193,495)	(1,317,452)	(80,858)	(167,941)
Reserve Class	(6,664)	(11,073)	(79,656)	(108,700)
Resource Class	(60,366)	(68,891)	(21,523)	(38,869)
Corporate Class	(465,279)	(312,279)	(261,755)	(127,616)
Total distributions from net investment income	(4,494,870)	(3,320,415)	(2,469,797)	(1,741,840)

Share transactions–net:
Institutional Class	(1,576,572,464)	369,868,233	(923,881,457)	891,380,297
Private Investment Class	3,525,513	(63,444,289)	81,408,389	75,509,267
Personal Investment Class	(14,835,299)	(350,960)	(28,223,425)	(3,981,249)
Cash Management Class	(941,979,421)	(2,293,402,486)	(84,274,931)	(247,006,196)
Reserve Class	(4,919,263)	(151,761,502)	(21,349,198)	(3,594,120)
Resource Class	7,316,221	(49,445,822)	(37,751,805)	(6,672,798)
Corporate Class	(596,102,256)	346,906,945	83,692,317	(28,642,460)
Net increase (decrease) in net assets resulting from share transactions	(3,123,566,969)	(1,841,629,881)	(930,380,110)	676,992,741
Net increase (decrease) in net assets	(3,123,150,257)	(1,841,692,378)	(930,360,945)	677,109,258

Net assets:
Beginning of period	15,908,338,238	17,750,030,616	5,939,068,874	5,261,959,616
End of period*	$12,785,187,981	$15,908,338,238	$5,008,707,929	$5,939,068,874
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$(26,177)	$(26,177)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$75,217	$152,172	$31,927	$320,850
Net realized gain	9,917	5,675	—	17,500
Net increase in net assets resulting from operations	85,134	157,847	31,927	338,350

Distributions to shareholders from net investment income:
Institutional Class	(42,884)	(109,398)	(25,982)	(243,361)
Private Investment Class	(1,366)	(5,768)	(1,487)	(14,944)
Personal Investment Class	(1,007)	(2,191)	(122)	(1,433)
Cash Management Class	(15,296)	(25,467)	(2,317)	(29,656)
Reserve Class	(13,250)	(1,334)	(1,135)	(13,465)
Resource Class	(646)	(3,530)	(181)	(2,416)
Corporate Class	(768)	(4,484)	(703)	(15,575)
Total distributions from net investment income	(75,217)	(152,172)	(31,927)	(320,850)

Share transactions–net:
Institutional Class	(88,546,410)	(22,147,472)	120,751,861	(68,021,232)
Private Investment Class	(1,581,623)	(9,595,904)	(579,080)	(3,807,802)
Personal Investment Class	(76,406)	(1,843,611)	(892,435)	(98,681)
Cash Management Class	585,020	(3,080,076)	(8,574,246)	(9,705,701)
Reserve Class	62,990,375	5,171,160	8,402,532	(5,865,164)
Resource Class	504	(1,336,302)	(1,952,773)	(989,440)
Corporate Class	(27,830,485)	(22,499,992)	(25,269,735)	(5,044,078)
Net increase (decrease) in net assets resulting from share transactions	(54,459,025)	(55,332,197)	91,886,124	(93,532,098)
Net increase (decrease) in net assets	(54,449,108)	(55,326,522)	91,886,124	(93,514,598)

Net assets:
Beginning of period	194,783,419	250,109,941	593,917,908	687,432,506
End of period*	$140,334,311	$194,783,419	$685,804,032	$593,917,908
* Includes accumulated undistributed net investment income	$(9,046)	$(9,046)	$(104,955)	$(104,955)

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

37                         Short-Term Investments Trust

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-

38                         Short-Term Investments Trust

registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

For the six months ended February 29, 2016, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

39                         Short-Term Investments Trust

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 29, 2016, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$3,171,391	$—
STIC Prime Portfolio	739,928	136,428
Treasury Portfolio	2,288,175	1,051,494
Government & Agency Portfolio	—	366,030
Government TaxAdvantage Portfolio	198,607	29,497
Tax-Free Cash Reserve Portfolio	184,678	654,316

Voluntary fee waivers for the six months ended February 29, 2016 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$94,501	$143,768	N/A	$522,027	$4,198	N/A
STIC Prime Portfolio	182,115	253,640	$107,517	170,802	10,277	$5,732
Treasury Portfolio	553,250	386,917	1,208,001	141,548	183,854	112,460
Government & Agency Portfolio	617,726	42,788	60,777	1,173,959	50,215	59,311
Government TaxAdvantage Portfolio	5,696	9,611	13,714	161,077	1,484	389
Tax-Free Cash Reserve Portfolio	37,862	6,795	18,770	99,902	2,949	2,502

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2016, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

40                         Short-Term Investments Trust

Pursuant to the agreement above, for the six months ended February 29, 2016, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$206,727	$84,455	$39,383	$102,213	N/A	N/A
STIC Prime Portfolio	156,998	105,607	44,158	27,585	$4,091	N/A
Treasury Portfolio	439,176	153,061	509,780	22,482	66,410	N/A
Government & Agency Portfolio	491,252	16,480	24,622	185,142	16,695	N/A
Government TaxAdvantage Portfolio	6,441	3,776	5,307	26,288	472	N/A
Tax-Free Cash Reserve Portfolio	37,862	2,471	4,693	14,928	737	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2016, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$259,171,921	$453,279,225	$—
STIC Prime Portfolio	118,541,842	142,726,856	—
Tax-Free Cash Reserve Portfolio	466,679,556	355,977,114	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

41                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2015 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Portfolio	$—	$—	$62,497	$—	$62,497
Government TaxAdvantage Portfolio	—	—	18,445	—	18,445
Tax-Free Cash Reserve Portfolio	14,727	30,074	—	—	44,801

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

42                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	122,870,197,623	$122,870,197,623	285,396,098,619	$285,396,098,619
Private Investment Class	510,334,896	510,334,896	1,434,632,883	1,434,632,883
Personal Investment Class	69,834,480	69,834,480	538,543,116	538,543,116
Cash Management Class	2,145,627,791	2,145,627,791	4,326,518,141	4,326,518,141
Reserve Class	206,076,476	206,076,476	1,016,989,736	1,016,989,736
Resource Class	38,210,088	38,210,088	459,622,836	459,622,836
Corporate Class	9,471,104,350	9,471,104,350	5,521,655,244	5,521,655,244

Issued as reinvestment of dividends:
Institutional Class	5,132,756	5,132,756	3,973,048	3,973,048
Private Investment Class	6,181	6,181	8,279	8,279
Personal Investment Class	4,693	4,693	11,639	11,639
Cash Management Class	93,642	93,642	31,257	31,257
Reserve Class	9,591	9,591	14,378	14,378
Resource Class	2,603	2,603	12,396	12,396
Corporate Class	270,357	270,357	225,681	225,681

Reacquired:
Institutional Class	(119,498,801,087)	(119,498,801,087)	(288,040,932,758)	(288,040,932,758)
Private Investment Class	(583,925,273)	(583,925,273)	(1,496,378,004)	(1,496,378,004)
Personal Investment Class	(127,173,212)	(127,173,212)	(603,573,458)	(603,573,458)
Cash Management Class	(2,367,566,168)	(2,367,566,168)	(4,552,971,159)	(4,552,971,159)
Reserve Class	(231,539,012)	(231,539,012)	(1,040,805,215)	(1,040,805,215)
Resource Class	(100,345,738)	(100,345,738)	(522,499,136)	(522,499,136)
Corporate Class	(8,078,165,998)	(8,078,165,998)	(5,138,340,581)	(5,138,340,581)
Net increase (decrease) in share activity	4,329,389,039	$4,329,389,039	(2,697,163,058)	$(2,697,163,058)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

43                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,003,113,393	$3,003,113,393	5,941,737,037	$5,941,737,037
Private Investment Class	667,027,756	667,027,756	1,211,080,589	1,211,080,589
Personal Investment Class	298,331,925	298,331,925	1,182,870,259	1,182,870,259
Cash Management Class	1,155,148,299	1,155,148,299	3,144,474,982	3,144,474,982
Reserve Class	157,327,888	157,327,888	210,463,689	210,463,689
Resource Class	64,748,890	64,748,890	64,359,363	64,359,363
Corporate Class	261,415,561	261,415,561	1,149,830,507	1,149,830,507

Issued as reinvestment of dividends:
Institutional Class	424,046	424,046	454,008	454,008
Private Investment Class	27,340	27,340	56,232	56,232
Personal Investment Class	21,411	21,411	68,043	68,043
Cash Management Class	74,694	74,694	71,815	71,815
Reserve Class	17,209	17,209	14,807	14,807
Resource Class	7,558	7,558	16,256	16,256
Corporate Class	47,625	47,625	71,730	71,730

Reacquired:
Institutional Class	(2,850,916,508)	(2,850,916,508)	(6,090,943,191)	(6,090,943,191)
Private Investment Class	(691,949,425)	(691,949,425)	(1,201,053,494)	(1,201,053,494)
Personal Investment Class	(316,573,303)	(316,573,303)	(1,223,376,234)	(1,223,376,234)
Cash Management Class	(1,242,316,368)	(1,242,316,368)	(3,114,723,187)	(3,114,723,187)
Reserve Class	(181,123,166)	(181,123,166)	(175,709,506)	(175,709,506)
Resource Class	(65,075,493)	(65,075,493)	(76,704,255)	(76,704,255)
Corporate Class	(201,018,707)	(201,018,707)	(1,132,412,838)	(1,132,412,838)
Net increase (decrease) in share activity	58,760,625	$58,760,625	(109,353,388)	$(109,353,388)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

44                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	7,821,438,683	$7,821,438,683	16,766,462,244	$16,766,462,244
Private Investment Class	890,870,745	890,870,745	1,901,290,280	1,901,290,280
Personal Investment Class	502,160,779	502,160,779	1,101,975,367	1,101,975,367
Cash Management Class	9,154,752,380	9,154,752,380	26,793,251,842	26,793,251,842
Reserve Class	43,134,820	43,134,820	109,204,351	109,204,351
Resource Class	155,665,944	155,665,944	329,636,954	329,636,954
Corporate Class	8,220,833,589	8,220,833,589	18,168,487,688	18,168,487,688

Issued as reinvestment of dividends:
Institutional Class	963,871	963,871	922,038	922,038
Private Investment Class	7,379	7,379	15,296	15,296
Personal Investment Class	16,154	16,154	26,774	26,774
Cash Management Class	45,602	45,602	60,767	60,767
Reserve Class	3,896	3,896	7,169	7,169
Resource Class	3,280	3,280	8,488	8,488
Corporate Class	167,634	167,634	132,198	132,198

Reacquired:
Institutional Class	(9,398,975,018)	(9,398,975,018)	(16,397,516,049)	(16,397,516,049)
Private Investment Class	(887,352,611)	(887,352,611)	(1,964,749,865)	(1,964,749,865)
Personal Investment Class	(517,012,232)	(517,012,232)	(1,102,353,101)	(1,102,353,101)
Cash Management Class	(10,096,777,403)	(10,096,777,403)	(29,086,715,095)	(29,086,715,095)
Reserve Class	(48,057,979)	(48,057,979)	(260,973,022)	(260,973,022)
Resource Class	(148,353,003)	(148,353,003)	(379,091,264)	(379,091,264)
Corporate Class	(8,817,103,479)	(8,817,103,479)	(17,821,712,941)	(17,821,712,941)
Net increase (decrease) in share activity	(3,123,566,969)	$(3,123,566,969)	(1,841,629,881)	$(1,841,629,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

45                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	18,540,389,344	$18,540,389,344	37,416,050,435	$37,416,050,435
Private Investment Class	877,051,192	877,051,192	2,115,905,376	2,115,905,376
Personal Investment Class	38,791,034	38,791,034	134,224,028	134,224,028
Cash Management Class	1,195,370,891	1,195,370,891	5,837,371,862	5,837,371,862
Reserve Class	398,647,336	398,647,336	699,303,942	699,303,942
Resource Class	278,773,112	278,773,112	1,554,415,700	1,554,415,700
Corporate Class	2,290,153,339	2,290,153,339	4,660,748,011	4,660,748,011

Issued as reinvestment of dividends:
Institutional Class	451,334	451,334	199,188	199,188
Private Investment Class	37,272	37,272	37,056	37,056
Personal Investment Class	—	—	6	6
Cash Management Class	21,186	21,186	33,044	33,044
Reserve Class	37,786	37,786	67,656	67,656
Resource Class	5,468	5,468	13,926	13,926
Corporate Class	69,144	69,144	55,261	55,261

Reacquired:
Institutional Class	(19,464,722,135)	(19,464,722,135)	(36,524,869,326)	(36,524,869,326)
Private Investment Class	(795,680,075)	(795,680,075)	(2,040,433,165)	(2,040,433,165)
Personal Investment Class	(67,014,459)	(67,014,459)	(138,205,283)	(138,205,283)
Cash Management Class	(1,279,667,008)	(1,279,667,008)	(6,084,411,102)	(6,084,411,102)
Reserve Class	(420,034,320)	(420,034,320)	(702,965,718)	(702,965,718)
Resource Class	(316,530,385)	(316,530,385)	(1,561,102,424)	(1,561,102,424)
Corporate Class	(2,206,530,166)	(2,206,530,166)	(4,689,445,732)	(4,689,445,732)
Net increase (decrease) in share activity	(930,380,110)	$(930,380,110)	676,992,741	$676,992,741

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	140,583,594	$140,583,594	368,612,267	$368,612,267
Private Investment Class	1,046,890	1,046,890	71,398,479	71,398,479
Personal Investment Class	6,547,359	6,547,359	8,341,042	8,341,042
Cash Management Class	29,139,800	29,139,800	87,930,861	87,930,861
Reserve Class	107,718,530	107,718,530	14,172,451	14,172,451
Resource Class	41	41	17,934,744	17,934,744
Corporate Class	8,418,335	8,418,335	187,300,005	187,300,005

Issued as reinvestment of dividends:
Institutional Class	27,576	27,576	84,605	84,605
Private Investment Class	556	556	3,065	3,065
Cash Management Class	12,015	12,015	24,731	24,731
Reserve Class	6,988	6,988	1,197	1,197
Resource Class	463	463	3,214	3,214
Corporate Class	1,203	1,203	4,203	4,203

Reacquired:
Institutional Class	(229,157,580)	(229,157,580)	(390,844,344)	(390,844,344)
Private Investment Class	(2,629,069)	(2,629,069)	(80,997,448)	(80,997,448)
Personal Investment Class	(6,623,765)	(6,623,765)	(10,184,653)	(10,184,653)
Cash Management Class	(28,566,795)	(28,566,795)	(91,035,668)	(91,035,668)
Reserve Class	(44,735,143)	(44,735,143)	(9,002,488)	(9,002,488)
Resource Class	—	—	(19,274,260)	(19,274,260)
Corporate Class	(36,250,023)	(36,250,023)	(209,804,200)	(209,804,200)
Net increase (decrease) in share activity	(54,459,025)	$(54,459,025)	(55,332,197)	$(55,332,197)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

47                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	576,859,284	$576,859,284	1,022,223,755	$1,022,223,755
Private Investment Class	23,529,218	23,529,218	48,653,591	48,653,591
Personal Investment Class	2,234,174	2,234,174	5,529,842	5,529,842
Cash Management Class	29,960,256	29,960,256	85,609,129	85,609,129
Reserve Class	34,804,336	34,804,336	57,041,089	57,041,089
Resource Class	71,708	71,708	2,830,839	2,830,839
Corporate Class	1,175,406	1,175,406	—	—

Issued as reinvestment of dividends:
Institutional Class	3,153	3,153	35,799	35,799
Private Investment Class	1,399	1,399	13,990	13,990
Personal Investment Class	11	11	651	651
Cash Management Class	1,135	1,135	13,598	13,598
Reserve Class	1,086	1,086	13,480	13,480
Resource Class	195	195	2,430	2,430
Corporate Class	916	916	15,648	15,648

Reacquired:
Institutional Class	(456,110,576)	(456,110,576)	(1,090,280,786)	(1,090,280,786)
Private Investment Class	(24,109,697)	(24,109,697)	(52,475,383)	(52,475,383)
Personal Investment Class	(3,126,620)	(3,126,620)	(5,629,174)	(5,629,174)
Cash Management Class	(38,535,637)	(38,535,637)	(95,328,428)	(95,328,428)
Reserve Class	(26,402,890)	(26,402,890)	(62,919,733)	(62,919,733)
Resource Class	(2,024,676)	(2,024,676)	(3,822,709)	(3,822,709)
Corporate Class	(26,446,057)	(26,446,057)	(5,059,726)	(5,059,726)
Net increase (decrease) in share activity	91,886,124	$91,886,124	(93,532,098)	$(93,532,098)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

48                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Cash Management Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/29/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.08%	$236,125	0.22	%(c)	0.27	%(c)	0.17	%(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	458,001	0.20		0.27		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	684,446	0.19		0.27		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	744,301	0.21		0.27		0.05
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.07	785,901	0.22		0.28		0.07
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.08	1,567,468	0.21		0.27		0.08
STIC Prime Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	396,501	0.17	(c)	0.30	(c)	0.14	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	483,595	0.07		0.29		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	453,771	0.06		0.29		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	451,190	0.11		0.29		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	358,387	0.15		0.30		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.04	451,634	0.20		0.29		0.04
Treasury Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	4,362,496	0.15	(c)	0.27	(c)	0.06	(c)
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	5,304,331	0.06		0.27		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,597,812	0.04		0.27		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	6,226,819	0.09		0.28		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,929,501	0.08		0.28		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	6,379,706	0.12		0.28		0.02
Government & Agency Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	138,578	0.16	(c)	0.24	(c)	0.07	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	222,853	0.08		0.23		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	469,858	0.06		0.23		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	635,001	0.11		0.24		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	673,598	0.10		0.23		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,674,548	0.14		0.23		0.02
Government TaxAdvantage Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	45,617	0.14	(c)	0.43	(c)	0.07	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	45,026	0.00		0.43		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	48,104	0.02		0.39		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	31,553	0.06		0.30		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	33,449	0.07		0.32		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	39,369	0.11		0.36		0.03
Tax-Free Cash Reserve Portfolio
Six months ended 02/29/16	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.00	42,443	0.05	(c)	0.41	(c)	0.01	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	51,018	0.03		0.41		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	60,722	0.04		0.40		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	107,926	0.10		0.40		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	76,483	0.13		0.40		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	106,336	0.26		0.39		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $395,995, $444,004, $5,125,809, $247,574, $53,359 and $47,182 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

49                         Short-Term Investments Trust

Note 10-Subsequent Event

Effective June 1, 2016, the Board has approved a change in the advisory fee rate under the master investment advisory agreement for Tax-Free Cash Reserve Portfolio to an annual rate of 0.20% of the Fund’s average daily net assets.

In addition, effective June 1, 2016, the Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government TaxAdvantage Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

50                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Cash Management Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Cash Management Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.80	$1.09	$1,023.77	$1.11	0.22%
STIC Prime Portfolio	1,000.00	1,000.70	0.85	1,024.02	0.86	0.17
Treasury Portfolio	1,000.00	1,000.20	0.75	1,024.12	0.75	0.15
Government & Agency Portfolio	1,000.00	1,000.30	0.80	1,024.07	0.81	0.16
Government TaxAdvantage Portfolio	1,000.00	1,000.30	0.70	1,024.17	0.70	0.14
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.25	1,024.61	0.25	0.05

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2015, through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

51                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-SAR-3	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016

Corporate Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

32	Financial Statements

37	Notes to Financial Statements

49	Financial Highlights

51	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2016, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Corporate Class data as of 2/29/16

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	14 - 42 days	33 days	52 days	$2.4 billion
STIC Prime	7 - 19 days	11 days	13 days	137.4 million
Treasury	29 - 54 days	49 days	113 days	1.1 billion
Government & Agency	24 - 52 days	40 days	115 days	714.8 million
Government TaxAdvantage	25 - 58 days	35 days	55 days	179.5 thousand
Tax-Free Cash Reserve	24 - 38 days	29 days	29 days	1.2 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                         Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Money market investors cheered in December when the US Federal Reserve raised the federal funds target rate after holding it near zero for seven years in the aftermath of the financial crisis. Moderate economic growth, improvement in employment and the need to remove “emergency accommodation” were the primary reasons for the Fed’s action. More rate hikes are expected, but at a slower pace than past Fed regimes.

    The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in 2014, which are set to be fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements as updates are available.

    For more than 30 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors.

    Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

3                          Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–40.38%(a)
Asset-Backed Securities — Consumer Receivables–3.51%
Old Line Funding, LLC(b)	0.65%	04/18/2016	$43,000	$42,962,733
Old Line Funding, LLC(b)	0.65%	04/25/2016	66,000	65,934,458
Old Line Funding, LLC(b)	0.73%	05/26/2016	190,000	189,668,662
Old Line Funding, LLC(b)	0.77%	05/09/2016	85,000	84,874,554
Thunder Bay Funding, LLC(b)	0.64%	05/18/2016	115,000	114,840,533
Thunder Bay Funding, LLC(b)	0.65%	04/18/2016	95,000	94,917,667
Thunder Bay Funding, LLC(b)	0.65%	04/18/2016	65,000	64,943,667
Thunder Bay Funding, LLC(b)	0.72%	06/01/2016	91,000	90,832,560
Thunder Bay Funding, LLC(b)	0.77%	05/12/2016	40,000	39,938,400
				788,913,234

Asset-Backed Securities — Fully Supported–2.41%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/04/2016	75,000	74,956,083
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/06/2016	148,000	147,908,240
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/18/2016	33,000	32,972,720
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	05/19/2016	100,000	99,863,945
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.60%	04/20/2016	75,000	74,937,500
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.61%	06/02/2016	110,000	109,826,658
				540,465,146

Asset-Backed Securities — Fully Supported Bank–12.88%
Anglesea Funding LLC (Multi-CEP’s)(b)(c)(d)	0.70%	07/06/2016	25,000	25,000,000
Anglesea Funding LLC (Multi-CEP’s)(b)(c)(d)	0.70%	07/18/2016	133,000	133,000,000
Barton Capital S.A. (CEP–Societe Generale S.A)(b)(c)(d)	0.61%	07/07/2016	75,000	75,000,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.62%	04/06/2016	50,000	49,969,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.63%	05/11/2016	100,000	99,875,750
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.62%	04/01/2016	49,000	48,973,839
Bennington Stark Capital Co. (CEP–Societe Generale S.A.)(b)(c)	0.67%	04/01/2016	50,000	49,971,153
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.62%	04/18/2016	50,000	49,958,667
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.66%	05/03/2016	31,500	31,463,617
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.50%	03/16/2016	48,000	47,990,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.63%	04/04/2016	170,000	169,898,850
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.63%	04/13/2016	66,000	65,950,335
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(d)	0.68%	07/14/2016	97,000	97,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(d)	0.78%	08/22/2016	73,000	73,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.81%	08/05/2016	100,000	99,646,750
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.48%	04/25/2016	100,000	99,926,667
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.48%	04/20/2016	100,000	99,933,333
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(d)	0.63%	03/01/2016	15,000	15,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(d)	0.68%	07/22/2016	60,000	60,000,000
Crown Point Capital Co., LLC, Series A (Multi-CEP’s)(b)(c)(d)	0.94%	07/28/2016	50,000	50,000,000
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)(c)	0.60%	05/25/2016	180,000	179,745,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Institutional Secured Funding Ltd (Multi-CEP’s)(b)(c)	0.60%	03/08/2016	$21,000	$20,997,550
Institutional Secured Funding Ltd (Multi-CEP’s)(b)(c)	0.70%	04/21/2016	20,000	19,980,167
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.68%	06/21/2016	44,000	43,906,915
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.62%	04/11/2016	64,000	63,954,809
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.65%	04/12/2016	105,000	104,920,375
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.50%	04/04/2016	62,500	62,470,486
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.54%	03/14/2016	50,359	50,349,180
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.52%	03/08/2016	49,595	49,589,985
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/13/2016	35,500	35,471,590
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/14/2016	22,000	21,981,985
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/18/2016	36,000	35,967,840
Matchpoint Finance PLC (CEP–BNP Paribas S.A)(b)(c)	0.45%	03/01/2016	70,000	70,000,000
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	0.63%	04/04/2016	59,000	58,964,895
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.37%	03/04/2016	135,000	134,995,838
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/30/2016	76,106	76,079,637
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/21/2016	100,000	99,976,111
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/29/2016	120,000	119,959,866
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	0.62%	04/26/2016	75,000	74,927,667
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.78%	07/06/2016	25,000	25,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.78%	07/07/2016	99,750	99,750,000
				2,890,547,857

Asset-Backed Securities — Multi-Purpose–1.97%
CHARTA, LLC(b)	0.83%	07/06/2016	66,000	65,806,748
CRC Funding, LLC(b)	0.45%	03/23/2016	25,000	24,993,125
CRC Funding, LLC(b)	0.45%	03/24/2016	50,000	49,985,625
Nieuw Amsterdam Receivables Corp.(b)(c)	0.60%	04/05/2016	35,000	34,979,583
Nieuw Amsterdam Receivables Corp.(b)(c)	0.52%	04/07/2016	65,000	64,965,261
Nieuw Amsterdam Receivables Corp.(b)(c)	0.60%	04/29/2016	72,000	71,929,200
Nieuw Amsterdam Receivables Corp.(b)(c)	0.47%	03/09/2016	28,750	28,746,997
Versailles Commercial Paper LLC(b)(d)	0.58%	10/14/2016	100,000	100,000,000
				441,406,539

Consumer Finance–0.44%
Toyota Motor Credit Corp.(c)	0.71%	08/10/2016	100,000	99,680,500

Diversified Banks–10.23%
ANZ New Zealand Int’l Ltd.(b)(c)	0.33%	03/18/2016	144,150	144,127,537
BNP Paribas S.A.(c)	0.38%	03/03/2016	250,000	249,994,722
Commonwealth Bank of Australia(b)(c)(d)	0.78%	08/22/2016	73,000	73,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.56%	05/13/2016	20,000	19,999,544
Commonwealth Bank of Australia(b)(c)(d)	0.56%	05/20/2016	50,000	50,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.57%	05/19/2016	46,000	45,999,106
Commonwealth Bank of Australia(b)(c)(d)	0.58%	05/26/2016	40,000	39,995,713
Commonwealth Bank of Australia(b)(c)(d)	0.60%	03/07/2016	40,000	40,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.60%	03/04/2016	28,000	28,000,000
Credit Agricole Corporate & Investment Bank(c)	0.30%	03/01/2016	65,000	65,000,000
ING (US) Funding LLC(c)	0.60%	04/01/2016	32,300	32,283,312
ING (US) Funding LLC(c)	0.61%	04/05/2016	70,000	69,958,486
ING (US) Funding LLC(c)	0.61%	04/12/2016	110,000	109,921,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
ING (US) Funding LLC(c)	0.67%	06/01/2016	$135,000	$134,769,655
ING (US) Funding LLC(c)	0.67%	06/13/2016	90,000	89,825,800
Mizuho Bank Ltd.(b)(c)	0.61%	05/23/2016	150,000	149,789,041
Natixis(c)	0.65%	04/06/2016	300,000	299,805,000
Standard Chartered Bank(b)(c)	0.62%	04/18/2016	100,000	99,917,333
Standard Chartered Bank(b)(c)	0.70%	05/27/2016	145,000	144,754,708
Standard Chartered Bank(b)(c)	0.42%	03/01/2016	109,000	109,000,000
Standard Chartered Bank(b)(c)	0.50%	03/21/2016	140,000	139,961,111
Swedbank AB(c)	0.36%	03/07/2016	70,000	69,995,800
Westpac Banking Corp.(b)(c)(d)	0.74%	08/08/2016	91,000	91,000,000
				2,297,098,585

Integrated Oil & Gas–0.53%
Exxon Mobil Corp.	0.46%	03/15/2016	120,000	119,978,533

Regional Banks–4.75%
ASB Finance Ltd.(b)	0.33%	03/04/2016	100,000	99,997,292
Banque et Caisse d’Epargne de l’Etat(c)	0.51%	04/01/2016	30,000	29,986,825
BNZ International Funding Ltd.(b)(c)	0.46%	04/22/2016	61,300	61,259,270
Danske Corp.(b)(c)	0.55%	05/02/2016	95,000	94,910,014
Danske Corp.(b)(c)	0.62%	05/02/2016	50,000	49,947,042
Danske Corp.(b)(c)	0.62%	05/03/2016	100,000	99,892,375
HSBC Bank PLC(b)(c)	0.82%	08/09/2016	100,000	99,635,514
HSBC Bank PLC(b)(c)(d)	0.83%	09/06/2016	85,000	85,000,000
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.52%	03/14/2016	145,000	144,972,772
Macquarie Bank Ltd.(b)(c)	0.62%	05/10/2016	84,500	84,398,130
Macquarie Bank Ltd.(b)(c)	0.64%	05/03/2016	18,250	18,229,560
Macquarie Bank Ltd.(b)(c)	0.75%	06/29/2016	145,000	144,637,500
Mitsubishi UFJ Trust & Banking Corp.(c)	0.67%	04/19/2016	52,950	52,901,713
				1,065,768,007

Specialized Finance–3.21%
Caisse des Depots et Consignations(b)(c)	0.59%	05/25/2016	178,400	178,151,479
Caisse des Depots et Consignations(b)(c)	0.40%	03/03/2016	100,000	99,997,778
CDP Financial Inc.(b)(c)	0.59%	04/20/2016	85,000	84,930,347
CDP Financial Inc.(b)(c)	0.39%	03/01/2016	40,000	40,000,000
KfW(b)(c)	0.29%	03/01/2016	20,000	20,000,000
Nederlandse Waterschapsbank N.V.(b)(c)	0.58%	04/13/2016	65,000	64,954,969
Nederlandse Waterschapsbank N.V.(b)(c)	0.59%	05/11/2016	72,000	71,916,220
Nederlandse Waterschapsbank N.V.(b)(c)	0.35%	03/14/2016	159,700	159,679,816
				719,630,609

Thrifts & Mortgage Finance–0.45%
Nationwide Building Society(b)(c)	0.62%	05/18/2016	100,000	99,865,667
Total Commercial Paper (Cost $9,063,354,677)				9,063,354,677

Certificates of Deposit–30.66%
Bank of Montreal(c)	0.58%	04/08/2016	48,750	48,753,078
Bank of Montreal(c)(d)	0.79%	11/10/2016	200,000	200,000,000
Bank of Montreal(c)	0.44%	03/22/2016	59,400	59,400,000
Bank of Nova Scotia(c)	0.43%	04/01/2016	111,000	111,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(c)(d)	0.57%	03/09/2016	$56,000	$56,000,000
Bank of Nova Scotia(c)(d)	0.78%	09/09/2016	100,000	100,000,000
Bank of Nova Scotia(c)(d)	0.79%	09/30/2016	120,100	120,100,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.37%	03/03/2016	355,000	355,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.37%	03/07/2016	125,000	125,000,000
Canadian Imperial Bank of Commerce(c)	0.85%	08/25/2016	65,000	65,000,000
Canadian Imperial Bank of Commerce(c)	0.28%	03/01/2016	72,000	72,000,000
Canadian Imperial Bank of Commerce(c)	0.36%	03/03/2016	340,000	340,000,000
Citibank, N.A.	0.82%	08/12/2016	100,000	100,000,000
Citibank, N.A.	0.58%	04/21/2016	185,000	185,000,000
Citibank, N.A.	0.65%	05/23/2016	110,000	110,000,000
Citibank, N.A.	0.63%	06/06/2016	95,000	95,000,000
Credit Industriel et Commercial(c)	0.37%	03/02/2016	325,000	325,000,000
Credit Industriel et Commercial(c)	0.38%	03/01/2016	160,000	160,000,000
Dexia Credit Local S.A.(c)(d)	0.58%	03/23/2016	80,000	80,000,440
Dexia Credit Local S.A.(c)(d)	0.78%	08/10/2016	100,000	100,000,000
Dexia Credit Local S.A.(c)(d)	0.58%	03/24/2016	82,000	82,000,750
DNB Bank ASA(c)	0.28%	03/01/2016	148,000	148,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.60%	04/22/2016	110,000	110,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.44%	03/07/2016	60,000	60,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.60%	05/18/2016	100,000	100,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.66%	06/06/2016	135,000	135,000,000
KBC Bank N.V.(c)	0.38%	03/01/2016	215,000	215,000,000
KBC Bank N.V.(c)	0.38%	03/03/2016	340,000	340,000,000
Landesbank Hessen-Thueringen Girozentrale(c)	0.51%	03/11/2016	66,000	66,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)	0.63%	04/25/2016	185,000	185,000,000
Mizuho Bank Ltd.(c)	0.50%	03/09/2016	95,000	95,001,679
Mizuho Bank Ltd.(c)	0.61%	04/20/2016	50,000	50,000,000
Mizuho Bank Ltd.(c)	0.66%	04/18/2016	200,000	200,000,000
Nordea Bank Finland PLC(c)	0.28%	03/01/2016	106,000	106,000,000
Royal Bank of Canada(c)(d)	0.77%	10/03/2016	300,000	300,000,000
Skandinaviska Enskilda Banken AB(c)	0.29%	03/01/2016	198,000	198,000,000
Societe Generale S.A.(c)	0.62%	05/05/2016	164,000	164,000,000
Standard Chartered Bank(c)(d)	0.63%	03/08/2016	52,000	52,000,000
Standard Chartered Bank(c)	0.64%	05/02/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.65%	03/14/2016	130,000	130,006,079
Sumitomo Mitsui Trust Bank Ltd.(c)	0.67%	04/04/2016	63,000	63,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.67%	04/19/2016	140,000	140,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.68%	04/11/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.70%	04/28/2016	90,000	90,008,643
Swedbank AB(c)	0.36%	03/03/2016	340,000	340,000,000
Swedbank AB(c)	0.37%	03/01/2016	46,500	46,500,000
Toronto-Dominion Bank (The)(c)	0.46%	04/29/2016	148,000	148,000,000
Toronto-Dominion Bank (The)(c)(d)	0.68%	06/06/2016	50,000	50,000,000
Toronto-Dominion Bank (The)(c)(d)	0.68%	08/17/2016	30,000	30,000,000
UBS AG(c)	0.68%	05/31/2016	145,000	145,000,000
UBS AG(c)	0.85%	08/05/2016	85,000	85,000,000
Total Certificates of Deposit (Cost $6,880,770,669)				6,880,770,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–1.02%(e)
Credit Enhanced–0.98%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.43%	06/01/2029	$500	$500,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	09/01/2019	2,785	2,785,000
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(b)(f)	0.14%	01/01/2029	1,300	1,300,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.43%	12/01/2028	900	900,000
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP–FNMA)	0.01%	10/15/2033	1,175	1,175,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.08%	12/01/2027	2,000	2,000,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.41%	07/01/2038	800	800,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.01%	09/01/2033	18,910	18,910,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/2040	6,300	6,300,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(b)(f)	0.10%	03/01/2033	2,600	2,600,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	01/01/2033	22,390	22,390,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/2034	5,800	5,800,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/2036	1,915	1,915,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	0/01/2038	12,890	12,890,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	06/01/2037	2,380	2,380,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(c)(f)	0.10%	08/01/2027	1,000	1,000,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	03/01/2030	1,110	1,110,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.01%	06/01/2027	8,500	8,500,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/2038	2,300	2,300,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.01%	02/01/2042	3,650	3,650,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	06/01/2029	1,320	1,320,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(f)	0.01%	01/01/2037	3,450	3,450,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/2042	2,525	2,525,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(f)	0.30%	12/01/2039	735	735,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/2048	9,565	9,565,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/2030	600	600,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	09/01/2028	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.38%	03/01/2039	$1,900	$1,900,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	07/01/2038	3,100	3,100,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.01%	09/01/2040	5,515	5,515,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.02%	11/15/2031	4,000	4,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	6,800	6,800,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	1,500	1,500,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	03/01/2032	1,005	1,005,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	02/01/2028	620	620,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.03%	10/15/2038	4,000	4,000,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.03%	12/01/2032	4,606	4,606,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.48%	07/01/2040	1,970	1,970,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/2042	500	500,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/2031	3,345	3,345,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.03%	06/01/2041	7,090	7,090,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	5,600	5,600,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/15/2043	14,950	14,950,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	7,870	7,870,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.03%	09/15/2036	4,475	4,475,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/2038	5,125	5,125,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.03%	07/01/2025	8,300	8,300,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/2027	1,500	1,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/15/2034	5,105	5,105,000
				220,976,000

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp., Series M028, Class A, VRD MFH Ctfs.	0.03%	09/15/2024	8,480	8,480,000
Total Variable Rate Demand Notes (Cost $229,456,000)				229,456,000

Other Bonds & Notes–3.66%
Bank of Nova Scotia, Sr. Unsec. Notes(c)	2.90%	03/29/2016	40,000	40,073,515
GE Capital International Funding Co., Sr. Unsec. Gtd. Notes(b)	0.96%	04/15/2016	97,236	97,291,775
New York Life Global Funding, Sec. Floating Rate Notes(b)(d)	0.67%	08/05/2016	73,000	73,000,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Floating Rate Notes(d)	0.68%	10/19/2016	$235,000	$235,000,000
Unsec. Medium-Term Floating Rate Notes(d)	0.74%	10/29/2016	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Floating Rate Notes(b)(c)(d)	0.87%	11/07/2016	150,000	150,000,000
Total Other Bonds & Notes (Cost $820,365,323)				820,365,323

U.S. Treasury Securities–0.67%(a)
U.S. Treasury Bills (Cost $149,636,000)	0.49%	09/01/2016	150,000,000	149,636,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–76.39% (Cost $17,143,582,669)				17,143,582,669

			Repurchase Amount
Repurchase Agreements–24.33%(g)
Bank of Nova Scotia (The), agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,000; 0.90%-5.00%, 04/25/2017-01/01/2046)	0.32%	03/01/2016	200,001,778	200,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $250,002,153 (collateralized by U.S. government sponsored agency obligations valued at $255,000,425; 0%-6.25%, 03/08/2017-01/15/2030)	0.31%	03/01/2016	125,001,077	125,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $400,003,333 (collateralized by U.S. Treasury obligations valued at $408,000,044; 1.63%-2.25%, 06/30/2019-11/15/2025)	0.30%	03/01/2016	158,739,106	158,737,783
Citigroup Global Markets Inc., term agreement dated 12/03/2015, maturing value of $60,596,167 (collateralized by domestic and foreign non-agency asset-backed securities valued at $66,000,000; 0%-1.05%, 04/01/2030-11/19/2051)	0.98%	12/02/2016	60,596,167	60,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 3.50%-4.50%, 05/20/2045-02/01/2046)	0.32%	03/01/2016	200,001,778	200,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,064; 2.63%-3.63%, 08/15/2020-08/15/2043)	0.30%	03/01/2016	93,000,775	93,000,000
Credit Suisse Securities (USA) LLC, open agreement dated 10/07/2015, (collateralized by domestic non-agency mortgage-backed securities valued at $456,502,402; 1.59%-6.00%, 07/27/2037-12/25/2065)(c)(h)	0.98%	—	—	415,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $135,013,913 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $141,754,333; 0%-7.14%, 03/22/2017-04/10/2049)(c)(i)	0.53%	03/01/2016	135,013,913	135,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $75,009,188 (collateralized by domestic and foreign corporate obligations valued at $82,501,090; 0%-10.00%, 02/25/2018-10/29/2049)(c)(i)	0.63%	03/01/2016	75,009,188	75,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/24/2016, maturing value of $165,020,213 (collateralized by domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $181,503,082; 0%-3.82%, 03/15/2017-03/31/2045)(c)(i)	0.63%	03/02/2016	165,020,213	165,000,000
ING Financial Markets, LLC, agreement dated 02/29/2016, maturing value $75,001,063 (collateralized by domestic and foreign corporate obligations valued at $82,211,752; 1.95%-10.50%, 03/15/2018-03/15/2038)(c)	0.51%	03/01/2016	75,001,063	75,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/29/2016, maturing value of $100,000,889 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 0%-4.00%, 01/01/2034-02/01/2046)	0.32%	03/01/2016	100,000,889	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	656,057,629	656,052,162
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/26/2016, maturing value of $348,452,400 (collateralized by domestic agency mortgage-backed securities, a domestic non-agency mortgage-backed security, a domestic non-agency asset-backed security and municipal obligations valued at $361,340,310; 0%-11.08%, 06/15/2016-04/25/2055)(i)	0.78%	04/26/2016	348,452,400	348,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/29/2016, maturing value of $350,316,458 (collateralized by U.S. government sponsored agency obligations, a domestic agency mortgage-backed security, domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $370,590,324; 0%-11.08%, 10/06/2016-06/05/2115)	0.93%	04/04/2016	$350,316,458	$350,000,000
Mitsubishi UFJ Securities (USA) Inc., agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 0.75%-8.00%, 09/01/2023-01/20/2066)	0.32%	03/01/2016	200,001,778	200,000,000
RBC Capital Markets Corp., term agreement dated 02/23/2016, maturing value of $150,015,458 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $153,000,000; 0%-15.63%, 02/01/2028-09/20/2063)(c)(i)	0.53%	03/01/2016	150,015,458	150,000,000
RBC Capital Markets Corp., term agreement dated 02/26/2016, maturing value of $180,094,400 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $184,804,920; 0.80%-49.49%, 06/01/2017-09/20/2063)(c)(i)	0.59%	03/29/2016	180,094,400	180,000,000
Societe Generale, agreement dated 02/29/2016, maturing value of $150,001,500 (collateralized by domestic agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $153,000,000; 0.87%-6.50%, 05/01/2018-01/20/2062)	0.36%	03/01/2016	150,001,500	150,000,000
TD Securities (USA) LLC, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,050; 0%-9.00%, 03/03/2016-05/15/2045)	0.30%	03/01/2016	500,004,167	500,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $100,001,056 (collateralized by domestic corporate obligations valued at $105,000,001; 0%-2.00%, 03/01/2016-01/24/2028)	0.38%	03/01/2016	100,001,056	100,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $500,004,583 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50%-3.50%, 04/01/2030-09/01/2045)	0.33%	03/01/2016	500,004,583	500,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/29/2016, aggregate maturing value of $550,005,042 (collateralized by U.S. government sponsored agency obligations valued at $561,000,000; 0.64%-4.00%, 07/15/2021-03/25/2055)	0.33%	03/01/2016	349,738,534	349,735,328
Wells Fargo Securities, LLC, term agreement dated 02/26/2016, maturing value of $175,017,354 (collateralized by U.S. government sponsored agency obligations, domestic corporate obligations and sovereign debt valued at $179,495,120; 0%-10.13%, 03/01/2016-01/21/2045)(i)	0.51%	03/04/2016	175,017,354	175,000,000
Total Repurchase Agreements (Cost $5,460,525,273)				5,460,525,273
TOTAL INVESTMENTS(j)(k)–100.72% (Cost $22,604,107,942)				22,604,107,942
OTHER ASSETS LESS LIABILITIES–(0.72)%				(160,487,731)
NET ASSETS–100.00%				$22,443,620,211

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $7,237,690,536, which represented 32.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.8%; Canada: 10.3%; Japan: 10.1%; United Kingdom: 8.4%; other countries less than 5% each: 26.9%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	38.6%
8-30	8.6
31-60	21.7
61-90	11.5
91-180	12.7
181+	6.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–49.74%(a)
Asset-Backed Securities — Fully Supported–2.93%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.47%	04/05/2016	$30,000	$29,986,292
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.48%	04/12/2016	25,000	24,986,000
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.42%	03/03/2016	25,000	24,999,416
				79,971,708

Asset-Backed Securities — Fully Supported Bank–22.85%
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.50%	04/07/2016	25,000	24,987,153
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)(d)	0.61%	07/06/2016	77,000	77,000,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)(d)	0.61%	07/05/2016	10,000	10,000,000
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)	0.52%	03/07/2016	50,000	49,995,667
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.53%	03/15/2016	40,000	39,991,756
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.60%	03/07/2016	12,000	11,998,800
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.60%	03/01/2016	25,000	25,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.61%	03/21/2016	32,943	32,931,836
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.48%	04/22/2016	40,000	39,972,267
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.52%	03/11/2016	50,000	49,992,778
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.48%	03/24/2016	37,500	37,488,500
Matchpoint Finance PLC, Series A (CEP–BNP Paribas S.A.)(b)(c)	0.45%	03/01/2016	100,000	100,000,000
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/14/2016	13,000	12,997,981
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/21/2016	80,000	79,980,889
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/29/2016	10,000	9,996,655
Working Capital Management Co. (CEP–Mizuho Bank, Ltd.)(b)(c)	0.51%	04/18/2016	22,520	22,504,686
				624,838,968

Asset-Backed Securities — Multi-Purpose–2.74%
Nieuw Amsterdam Receivables Corp.(b)(c)	0.45%	04/18/2016	25,000	24,985,000
Nieuw Amsterdam Receivables Corp.(b)(c)	0.47%	03/09/2016	50,000	49,994,778
				74,979,778

Diversified Banks–5.49%
DBS Bank Ltd.(b)(c)	0.45%	03/18/2016	115,000	114,975,563
Swedbank AB(b)	0.36%	03/07/2016	35,000	34,997,900
				149,973,463

Integrated Oil & Gas–1.83%
Chevron Corp.(c)	0.43%	04/01/2016	9,500	9,496,482
Exxon Mobil Corp.	0.46%	03/15/2016	17,000	16,996,959
Total Capital Canada Ltd.(b)(c)	0.43%	03/21/2016	23,500	23,494,386
				49,987,827

Life & Health Insurance–3.15%
MetLife Short Term Funding LLC(c)	0.41%	03/02/2016	76,120	76,119,133
MetLife Short Term Funding LLC(c)	0.42%	03/04/2016	10,000	9,999,650
				86,118,783

Regional Banks–8.01%
Banque et Caisse d’Epargne de l’Etat(b)	0.45%	03/18/2016	79,000	78,983,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Banque et Caisse d’Epargne de l’Etat(b)	0.45%	03/23/2016	$40,000	$39,989,000
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.45%	04/18/2016	100,000	99,940,000
				218,912,213

Specialized Finance–2.74%
CDP Financial Inc.(b)(c)	0.50%	03/01/2016	75,000	75,000,000
Total Commercial Paper (Cost $1,359,782,740)				1,359,782,740

Certificates of Deposit–29.65%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)	0.37%	03/03/2016	20,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)	0.37%	03/07/2016	45,000	45,000,000
Canadian Imperial Bank of Commerce(b)	0.28%	03/01/2016	25,000	25,000,000
Canadian Imperial Bank of Commerce(b)	0.36%	03/03/2016	40,000	40,000,000
Credit Industriel et Commercial(b)	0.37%	03/02/2016	40,000	40,000,000
Credit Industriel et Commercial(b)	0.38%	03/01/2016	20,000	20,000,000
DNB Bank ASA(b)	0.28%	03/01/2016	137,000	137,000,000
KBC Bank N.V.(b)	0.38%	03/01/2016	30,000	30,000,000
KBC Bank N.V.(b)	0.38%	03/03/2016	40,000	40,000,000
Nordea Bank Finland PLC(b)	0.28%	03/01/2016	137,000	137,000,000
Oversea-Chinese Banking Corp. Ltd.(b)	0.48%	04/08/2016	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(b)	0.50%	03/17/2016	49,750	49,750,000
Skandinaviska Enskilda Banken AB(b)	0.29%	03/01/2016	137,000	137,000,000
Swedbank AB(b)	0.36%	03/03/2016	40,000	40,000,000
Total Certificates of Deposit (Cost $810,750,000)				810,750,000

Variable Rate Demand Notes–3.21%(e)
Credit Enhanced–3.21%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.43%	06/01/2029	2,095	2,095,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.43%	12/01/2028	2,200	2,200,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/2040	5,800	5,800,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/2036	4,335	4,335,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/2019	7,155	7,155,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	09/01/2048	1,510	1,510,000
Jets Stadium Development, LLC; Series 2007 A-4C, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.38%	04/01/2047	51,400	51,400,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	5,500	5,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.01%	08/15/2031	700	700,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.03%	10/15/2038	1,600	1,600,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	2,600	2,600,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/2038	2,825	2,825,000
Total Variable Rate Demand Notes (Cost $87,720,000)				87,720,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–0.95%
Overseas Private Investment Corp. (OPIC)–0.95%(e)
Unsec. Gtd. VRD COP Bonds	0.36%	05/15/2030	$11,960	$11,960,000
Unsec. Gtd. VRD COP Bonds	0.40%	09/20/2022	4,000	4,000,000
Unsec. Gtd. VRD COP Notes	0.40%	09/15/2022	10,000	10,000,000
Total U.S. Government Sponsored Agency Securities (Cost $25,960,000)				25,960,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.55% (Cost $2,284,212,740)				2,284,212,740

			Repurchase Amount
Repurchase Agreements–16.47%(g)
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $15,001,546 (collateralized by a domestic non-agency asset-backed security valued at $15,751,736; 0%, 11/01/2047)(b)(h)	0.53%	03/01/2016	15,001,546	15,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/24/2016, maturing value of $115,014,088 (collateralized by domestic non-agency mortgage-backed securities and a domestic non-agency asset-backed security valued at $120,750,185; 0%-3.88%, 10/27/2034-12/25/2056)(b)(h)	0.63%	03/02/2016	115,014,088	115,000,000
ING Financial Markets, LLC, agreement dated 02/29/2016, maturing value $10,000,142 (collateralized by a foreign corporate obligation valued at $10,602,967; 2.20%, 09/23/2019)(b)	0.51%	03/01/2016	10,000,142	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	65,370,280	65,369,735
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/26/2016, maturing value of $80,104,000 (collateralized by a domestic non-agency asset-backed security valued at $88,000,001; 0%, 10/03/2039)(h)	0.78%	04/26/2016	80,104,000	80,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/29/2016, maturing value of $20,018,083 (collateralized by a domestic non-agency mortgage-backed security and domestic non-agency asset-backed securities valued at $22,000,000; 0%-5.84%, 10/26/2039-06/12/2050)	0.93%	04/04/2016	20,018,083	20,000,000
RBC Capital Markets Corp., term agreement dated 02/26/2016, maturing value of $120,062,933 (collateralized by U.S. government sponsored agency obligations valued at $122,400,000; 0%-10.86%, 05/15/2027-01/20/2046)(b)(h)	0.59%	03/29/2016	120,062,933	120,000,000
Wells Fargo Securities, LLC, term agreement dated 02/26/2016, maturing value of $25,002,479 (collateralized by domestic corporate obligations valued at $26,250,000; 0%, 03/10/2016- 03/11/2016)(h)	0.51%	03/04/2016	25,002,479	25,000,000
Total Repurchase Agreements (Cost $450,369,735)				450,369,735
TOTAL INVESTMENTS(i)(j)–100.02% (Cost $2,734,582,475)				2,734,582,475
OTHER ASSETS LESS LIABILITIES–(0.02)%				(620,917)
NET ASSETS–100.00%				$2,733,961,558

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.8%; Canada: 12.8%; Sweden: 12.8%; Japan: 7.9%; Singapore: 7.9%; Netherlands: 5.7%; United Kingdom: 5.6%; Norway: 5.0%; other countries less than 5% each: 16.2%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $1,190,220,001, which represented 43.53% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
DNB Bank ASA	5.0%
Nordea Bank AB	5.0
Skandinaviska Enskilda Banken AB	5.0

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	60.3%
8-30	23.8
31-60	15.9
61-90	0.0
91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–41.96%
U.S. Treasury Bills–27.77%(a)
U.S. Treasury Bills	0.34%	05/05/2016	$600,000	$599,640,874
U.S. Treasury Bills	0.33%	05/26/2016	500,000	499,617,778
U.S. Treasury Bills	0.42%	06/02/2016	130,300	130,161,822
U.S. Treasury Bills	0.49%	06/02/2016	149,700	149,513,985
U.S. Treasury Bills	0.38%	06/09/2016	100,000	99,897,222
U.S. Treasury Bills	0.59%	06/16/2016	179,725	179,416,510
U.S. Treasury Bills	0.52%	06/23/2016	100,000	99,836,758
U.S. Treasury Bills	0.54%	06/30/2016	55,450	55,351,222
U.S. Treasury Bills	0.51%	07/07/2016	225,000	224,600,000
U.S. Treasury Bills	0.52%	07/14/2016	115,250	115,030,449
U.S. Treasury Bills	0.42%	08/18/2016	250,000	249,515,972
U.S. Treasury Bills	0.45%	08/18/2016	200,000	199,582,556
U.S. Treasury Bills	0.45%	08/25/2016	250,000	249,452,406
U.S. Treasury Bills	0.46%	08/25/2016	200,000	199,560,450
U.S. Treasury Bills	0.23%	09/15/2016	300,000	299,628,750
U.S. Treasury Bills	0.24%	09/15/2016	200,000	199,738,200
				3,550,544,954

U.S. Treasury Notes–14.19%
U.S. Treasury Floating Rate Notes(b)	0.40%	07/31/2017	350,000	349,999,282
U.S. Treasury Floating Rate Notes(b)	0.49%	10/31/2017	706,250	705,969,689
U.S. Treasury Floating Rate Notes(b)	0.59%	01/31/2018	300,000	300,217,593
U.S. Treasury Notes	1.00%	09/30/2016	150,000	150,408,452
U.S. Treasury Notes	3.13%	10/31/2016	152,492	155,138,037
U.S. Treasury Notes	2.75%	11/30/2016	150,000	152,450,452
				1,814,183,505
Total U.S. Treasury Securities (Cost $5,364,728,459)				5,364,728,459
TOTAL INVESTMENTS (excluding Repurchase Agreements)–41.96% (Cost $5,364,728,459)				5,364,728,459

			Repurchase Amount
Repurchase Agreements–58.02%(c)
BNP Paribas Securities Corp., term agreement dated 02/25/2016, maturing value of $880,059,889 (collateralized by U.S. Treasury obligations valued at $897,549,096; 1.38%-8.13%, 08/15/2019-09/30/2020)(d)	0.35%	03/03/2016	880,059,889	880,000,000
CIBC World Markets Corp., joint agreement dated 02/29/2016, aggregate maturing value of $100,000,833 (collateralized by U.S. Treasury obligations valued at $102,001,586; 1.13%-2.50%, 07/31/2019-02/15/2046)	0.30%	03/01/2016	76,960,419	76,959,778
Citigroup Global Markets Inc., term agreement dated 02/25/2016, maturing value of $500,031,111 (collateralized by U.S. Treasury obligations valued at $510,000,061; 0.38%-2.00%, 03/15/2016-08/31/2021)(d)	0.32%	03/03/2016	500,031,111	500,000,000
ING Financial Markets, LLC, term agreement dated 02/25/2016, maturing value of $790,131,183 (collateralized by U.S. Treasury obligations valued at $806,199,875; 2.25%-3.75%, 11/15/2024-11/15/2043)(d)	0.36%	03/03/2016	790,131,183	790,075,878
ING Financial Markets, LLC, term agreement dated 02/26/2016, maturing value of $220,015,600 (collateralized by a U.S. Treasury obligation valued at $224,490,000; 2.25%, 11/15/2025)(d)	0.36%	03/04/2016	220,015,600	220,000,200
Prudential Financial, Inc., agreement dated 02/29/2016, maturing value of $475,682,757 (collateralized by U.S. Treasury obligations valued at $484,802,967; 0%, 08/15/2027-08/15/2043)	0.36%	03/01/2016	475,682,757	475,678,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., term agreement dated 10/14/2015, maturing value of $250,170,139 (collateralized by U.S. Treasury obligations valued at $255,000,006; 0%-9.00%, 03/17/2016-05/15/2045)(d)	0.14%	04/06/2016	$250,170,139	$250,000,000
RBC Capital Markets Corp., term agreement dated 10/13/2015, maturing value of $250,173,056 (collateralized by U.S. Treasury obligations valued at $255,000,009; 0%-8.75%, 04/14/2016-02/15/2045)(d)	0.14%	04/08/2016	250,173,056	250,000,000
RBC Capital Markets Corp., term agreement dated 10/21/2015, maturing value of $500,400,000 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-8.00%, 03/03/2016-08/15/2043)(d)	0.16%	04/18/2016	500,400,000	500,000,000
RBC Capital Markets Corp., term agreement dated 10/22/2015, maturing value of $500,400,000 (collateralized by U.S. Treasury obligations valued at $510,000,078; 0.13%-8.75%, 03/15/2016-02/15/2043)(d)	0.16%	04/19/2016	500,400,000	500,000,000
Societe Generale, agreement dated 02/29/2016, maturing value of $500,004,722 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-8.50%, 04/07/2016-02/15/2042)	0.34%	03/01/2016	500,004,722	500,000,000
Societe Generale, term agreement dated 02/03/2016, maturing value of $550,176,458 (collateralized by U.S. Treasury obligations valued at $561,000,092; 0.13%-8.50%, 11/30/2016-02/15/2044)(d)	0.35%	03/07/2016	550,176,458	550,000,000
Societe Generale, term agreement dated 02/08/2016, maturing value of $400,116,000 (collateralized by U.S. Treasury obligations valued at $408,000,015; 0%-4.63%, 04/07/2016-02/15/2044)(d)	0.36%	03/08/2016	400,116,000	400,000,000
Societe Generale, term agreement dated 02/16/2016, maturing value of $250,068,056 (collateralized by U.S. Treasury obligations valued at $255,000,001; 0.13%-7.25%, 02/15/2017-07/15/2024) (d)	0.35%	03/15/2016	250,068,556	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $325,002,799 (collateralized by U.S. Treasury obligations valued at $331,500,025; 3.00%, 05/15/2042-11/15/2045)	0.31%	03/01/2016	325,002,799	325,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $425,003,660 (collateralized by a U.S. Treasury obligation valued at $433,500,058; 1.38%, 04/30/2020)	0.31%	03/01/2016	425,003,660	425,000,000
Wells Fargo Securities, LLC, term agreement dated 01/19/2016, maturing value of $125,051,042 (collateralized by U.S. Treasury obligations valued at $127,500,058; 3.00%-8.88%, 05/15/2017-08/15/2044)	0.35%	03/01/2016	125,051,042	125,000,000
Wells Fargo Securities, LLC, term agreement dated 02/04/2016, maturing value of $200,220,000 (collateralized by a U.S. Treasury obligation valued at $204,000,063; 1.38%, 04/30/2020)	0.44%	05/04/2016	200,220,000	200,000,000
Wells Fargo Securities, LLC, term agreement dated 02/08/2016, maturing value of $200,227,500 (collateralized by U.S. Treasury obligations valued at $204,000,063; 0.42%-3.75%, 04/30/2016-11/15/2023)	0.45%	05/09/2016	200,227,500	200,000,000
Total Repurchase Agreements (Cost $7,417,713,856)				7,417,713,856
TOTAL INVESTMENTS(e)–99.98% (Cost $12,782,442,315)				12,782,442,315
OTHER ASSETS LESS LIABILITIES–0.02%				2,745,666
NET ASSETS–100.00%				$12,785,187,981

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	54.9%
8-30	0.0
31-60	0.0
61-90	11.7
91-180	15.3
181+	18.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–40.86%
Federal Farm Credit Bank (FFCB)–7.53%
Unsec. Bonds(a)	0.40%	04/21/2016	$33,000	$32,999,788
Unsec. Bonds(a)	0.41%	05/05/2016	145,000	144,998,742
Unsec. Bonds(a)	0.46%	06/20/2017	39,325	39,281,437
Unsec. Bonds(a)	0.58%	07/21/2017	45,000	44,999,903
Unsec. Bonds(a)	0.47%	07/25/2017	35,600	35,624,024
Unsec. Bonds(a)	0.46%	10/02/2017	41,400	41,370,334
Unsec. Bonds(a)	0.48%	11/13/2017	8,000	7,986,928
Unsec. Bonds(a)	0.45%	12/27/2017	30,000	29,928,524
				377,189,680

Federal Home Loan Bank (FHLB)–23.20%
Unsec. Bonds(a)	0.37%	05/18/2016	70,000	70,000,000
Unsec. Disc. Notes(b)	0.44%	03/11/2016	5,000	4,999,389
Unsec. Disc. Notes(b)	0.44%	03/16/2016	5,000	4,999,083
Unsec. Disc. Notes(b)	0.46%	03/16/2016	50,000	49,990,417
Unsec. Disc. Notes(b)	0.44%	03/18/2016	91,320	91,301,026
Unsec. Disc. Notes(b)	0.40%	05/06/2016	75,000	74,944,450
Unsec. Disc. Notes(b)	0.47%	08/12/2016	100,000	99,788,622
Unsec. Disc. Notes(b)	0.47%	08/17/2016	150,000	149,669,042
Unsec. Disc. Notes(b)	0.49%	08/19/2016	120,000	119,720,700
Unsec. Disc. Notes(b)	0.49%	08/24/2016	110,000	109,738,567
Unsec. Disc. Notes(b)	0.50%	08/24/2016	167,500	167,094,650
Unsec. Global Bonds(a)	0.37%	08/18/2016	80,000	79,998,121
Unsec. Global Bonds(a)	0.38%	01/17/2017	80,000	79,901,075
Unsec. Global Bonds(a)	0.52%	01/23/2017	50,000	50,000,000
Unsec. Global Bonds(a)	0.45%	04/21/2017	10,000	9,994,865
				1,162,140,007

Federal Home Loan Mortgage Corp. (FHLMC)–2.43%
Unsec. Disc. Notes(b)	0.46%	08/12/2016	47,500	47,401,543
Unsec. Global Notes(a)	0.43%	01/13/2017	10,000	10,004,009
Unsec. Global Notes(a)	0.44%	04/20/2017	30,000	29,994,783
Unsec. Global Notes(a)	0.47%	04/27/2017	14,000	13,991,079
Unsec. Global Notes(a)	0.56%	07/21/2017	20,000	19,997,142
				121,388,556

Federal National Mortgage Association (FNMA)–3.95%
Unsec. Disc. Notes(b)	0.45%	08/17/2016	45,000	44,904,515
Unsec. Disc. Notes(b)	0.46%	08/17/2016	5,000	4,989,320
Unsec. Global Notes(a)	0.44%	09/08/2017	35,000	34,948,231
Unsec. Global Notes(a)	0.44%	10/05/2017	112,815	112,735,213
				197,577,279

Overseas Private Investment Corp. (OPIC)–3.75%
Unsec. Gtd., VRD COP Bonds(c)	0.42%	07/15/2025	37,000	37,000,000
Unsec. Gtd., VRD COP Bonds(c)	0.40%	07/09/2026	51,000	51,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Overseas Private Investment Corp. (OPIC)–(continued)
Gtd., VRD COP Bonds(c)	0.42%	11/15/2028	$100,000	$100,000,000
				188,000,000
Total U.S. Government Sponsored Agency Securities (Cost $2,046,295,522)				2,046,295,522

U.S. Treasury Securities–6.94%
U.S. Treasury Bills–3.95%(b)
U.S. Treasury Bills	0.11%	03/03/2016	2,900	2,899,982
U.S. Treasury Bills	0.22%	03/03/2016	10,262	10,261,877
U.S. Treasury Bills	0.42%	08/18/2016	70,000	69,864,472
U.S. Treasury Bills	0.44%	08/18/2016	5,000	4,989,717
U.S. Treasury Bills	0.45%	08/25/2016	60,000	59,868,577
U.S. Treasury Bills	0.49%	09/01/2016	50,000	49,878,667
				197,763,292

U.S. Treasury Notes–2.99%
U.S. Treasury Floating Rate Notes(a)	0.49%	10/31/2017	150,000	149,931,786
Total U.S. Treasury Securities (Cost $347,695,078)				347,695,078
TOTAL INVESTMENTS (excluding Repurchase Agreements)- 47.80% (Cost $2,393,990,600)				2,393,990,600

			Repurchase Amount
Repurchase Agreements–53.21%(d)
Bank of Nova Scotia (The), joint agreement dated 02/29/2016, aggregate maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0%-8.88%, 03/15/2016-08/15/2044)	0.30%	03/01/2016	250,002,083	250,000,000
BNP Paribas Securities Corp., term agreement dated 02/25/2016, maturing value of $300,020,417 (collateralized by U.S. Treasury obligations valued at $306,000,000; 1.38%-1.63%, 09/30/2016-09/30/2020)(e)	0.35%	03/03/2016	300,020,417	300,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $250,002,153 (collateralized by U.S. government sponsored agency obligations valued at $255,000,425; 0%-6.25%, 03/08/2017-01/15/2030)	0.31%	03/01/2016	25,000,215	25,000,000
Citigroup Global Markets Inc., joint term agreement dated 02/26/2016, aggregate maturing value of $250,015,556 (collateralized by U.S. government sponsored agency obligations valued at $255,000,073; 0%-8.25%, 06/01/2016-09/15/2065)(e)	0.32%	03/04/2016	175,010,889	175,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,064; 2.63%-3.63%, 08/15/2020-08/15/2043)	0.30%	03/01/2016	150,001,250	150,000,000
Credit Agricole Corp. & Investment Bank, joint term agreement dated 02/24/2016, aggregate maturing value of $375,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $382,500,000; 0.75%-4.75%, 09/15/2017-10/01/2045)(e)	0.34%	03/02/2016	300,019,833	300,000,000
ING Financial Markets, LLC, term agreement dated 02/16/2016, maturing value of $100,060,000 (collateralized by domestic agency mortgage-backed securities valued at $102,002,164; 1.84%-4.00%, 08/01/2026-12/01/2042)	0.45%	04/04/2016	100,060,000	100,000,000
ING Financial Markets, LLC, term agreement dated 02/25/2016, maturing value of $310,101,913 (collateralized by U.S. Treasury obligations valued at $316,408,375; 0.38%-1.38%, 06/30/2018-07/15/2025)(e)	0.36%	03/03/2016	310,101,913	310,080,208
ING Financial Markets, LLC, term agreement dated 02/26/2016, maturing value of $100,025,801 (collateralized by a U.S. Treasury obligation valued at $102,060,000; 2.25%, 11/15/2025)(e)	0.36%	03/04/2016	100,025,801	100,018,800
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	12,090,809	12,090,707
Prudential Financial, Inc., agreement dated 02/29/2016, maturing value of $233,016,080 (collateralized by U.S. Treasury obligations valued at $237,502,363; 0%, 11/15/2026-08/15/2039)	0.36%	03/01/2016	233,016,080	233,013,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., joint term agreement dated 10/27/2015, aggregate maturing value of $200,158,222 (collateralized by U.S. Treasury obligations valued at $204,000,068; 1.00%-8.75%, 05/15/2017-02/15/2046)(e)	0.16%	04/22/2016	$160,126,578	$160,000,000
Societe Generale, joint term agreement dated 02/04/2016, aggregate maturing value of $250,076,528 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $255,000,000; 0%-5.50%, 05/12/2017-01/20/2046)(e)	0.38%	03/04/2016	225,068,875	225,000,000
Societe Generale, joint term agreement dated 02/17/2016, aggregate maturing value of $200,061,222 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 0%-7.50%, 06/01/2017-04/20/2065)(e)	0.38%	03/17/2016	150,045,917	150,000,000
Societe Generale, joint term agreement dated 02/23/2016, aggregate maturing value of $115,007,603 (collateralized by domestic agency mortgage-backed securities valued at $117,300,001; 0.57%-4.50%, 09/15/2022-12/01/2045)(e)	0.34%	03/01/2016	75,004,958	75,000,000
Wells Fargo Securities, LLC, term agreement dated 02/08/2016, maturing value of $100,113,750 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $102,000,000; 0%-4.00%, 05/11/2016-12/25/2046)	0.45%	05/09/2016	100,113,750	100,000,000
Total Repurchase Agreements (Cost $2,665,203,465)				2,665,203,465
TOTAL INVESTMENTS(f)–101.01% (Cost $5,059,194,065)				5,059,194,065
OTHER ASSETS LESS LIABILITIES–(1.01)%				(50,486,136)
NET ASSETS–100.00%				$5,008,707,929

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	52.2%
8-30	3.0
31-60	2.7
61-90	7.8
91-180	19.1
181+	15.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Government TaxAdvantage Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–68.42%
Federal Farm Credit Bank (FFCB)–33.29%
Disc. Notes(a)	0.23%	03/24/2016	$5,000	$4,999,281
Disc. Notes(a)	0.25%	05/03/2016	4,700	4,697,985
Disc. Notes(a)	0.33%	05/27/2016	8,000	7,993,717
Unsec. Bonds(b)	0.45%	04/06/2016	8,000	8,000,325
Unsec. Bonds(b)	0.50%	04/20/2016	4,820	4,820,606
Unsec. Bonds(b)	0.41%	05/05/2016	5,000	4,999,956
Unsec. Bonds(b)	0.40%	05/06/2016	4,275	4,274,945
Unsec. Bonds(b)	0.46%	10/11/2016	4,085	4,083,173
Unsec. Bonds(b)	0.47%	02/13/2017	2,850	2,850,848
				46,720,836

Federal Home Loan Bank (FHLB)–31.57%
Unsec. Disc. Notes(a)	0.31%	03/01/2016	1,100	1,100,000
Unsec. Disc. Notes(a)	0.30%	03/02/2016	7,000	6,999,942
Unsec. Disc. Notes(a)	0.32%	03/02/2016	1,300	1,299,988
Unsec. Disc. Notes(a)	0.31%	03/03/2016	1,400	1,399,976
Unsec. Disc. Notes(a)	0.31%	03/08/2016	2,548	2,547,846
Unsec. Disc. Notes(a)	0.31%	03/09/2016	2,460	2,459,831
Unsec. Disc. Notes(a)	0.30%	03/11/2016	9,985	9,984,168
Unsec. Disc. Notes(a)	0.32%	03/15/2016	8,504	8,502,942
Unsec. Disc. Notes(a)	0.31%	03/17/2016	10,000	9,998,622
				44,293,315

Tennessee Valley Authority (TVA)–3.56%
Sr. Unsec. Disc. Notes(a)	0.30%	03/08/2016	5,000	4,999,708
Total U.S. Government Sponsored Agency Securities (Cost $96,013,859)				96,013,859

U.S. Treasury Securities–31.57%
U.S. Treasury Bills–31.57%(a)
U.S. Treasury Bills	0.11%	03/03/2016	7,100	7,099,956
U.S. Treasury Bills	0.22%	03/03/2016	2,738	2,737,967
U.S. Treasury Bills	0.20%	04/28/2016	7,500	7,497,632
U.S. Treasury Bills	0.27%	05/05/2016	5,000	4,997,567
U.S. Treasury Bills	0.31%	05/26/2016	2,000	1,998,557
U.S. Treasury Bills	0.40%	06/02/2016	15,000	14,984,694
U.S. Treasury Bills	0.24%	06/23/2016	5,000	4,996,200
Total U.S. Treasury Securities (Cost $44,312,573)				44,312,573
TOTAL INVESTMENTS(c)–99.99% (Cost $140,326,432)				140,326,432
OTHER ASSETS LESS LIABILITIES–0.01%				7,879
NET ASSETS–100.00%				$140,334,311

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	14.8%
8-30	31.0
31-60	14.5
61-90	20.6
91-180	14.2
181+	4.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.46%
Alabama–4.65%
Alabama (State of); Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	06/01/2016	$775	$784,269
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.02%	07/01/2040	11,100	11,100,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/2028	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/2028	10,000	10,000,000
				31,884,269

Arizona–1.02%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.01%	01/01/2046	1,630	1,630,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/2031	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/2030	2,700	2,700,000
				7,015,000

California–6.64%
California (State of) (Kindergarten-University Public Education Facilities); Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(a)(b)	0.01%	05/01/2034	2,200	2,200,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	12/01/2016	17,300	17,300,000
Los Angeles (City of); Series 2015, Unlimited Tax GO TRAN	2.00%	06/30/2016	950	955,411
Riverside (City of); Series 2011 A, Ref. Floating Rate Water RB(d)	0.16%	10/01/2035	5,800	5,800,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB(d)	0.21%	07/01/2030	11,800	11,800,000
Torrance (City of); Series 2015, Unlimited Tax GO TRAN	1.50%	06/30/2016	7,450	7,479,270
				45,534,681

Colorado–3.90%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/2031	1,525	1,525,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/2034	2,000	2,000,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/2024	770	770,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.13%	02/01/2031	6,600	6,600,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.14%	03/01/2017	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/2021	3,485	3,485,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	12/01/2024	5,235	5,235,000
				26,715,000

Delaware–0.81%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/2036	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	05/01/2036	2,850	2,850,000
				5,545,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–0.23%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.21%	01/01/2029	$1,557	$1,557,000

Florida–3.59%
Florida (State of) Board of Education;
Series 2008 C, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	3,420	3,461,450
Series 2012 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	1,000	1,012,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (INS–BHAC)(a)(e)(f)(g)	0.02%	04/01/2017	2,275	2,275,000
Orange (County of) Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	06/01/2025	500	500,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/01/2036	2,925	2,925,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/2032	14,415	14,415,000
				24,588,450

Georgia–1.73%
Columbia County School District; Series 2011, Unlimited Tax GO Bonds	5.00%	04/01/2016	1,000	1,004,069
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/2025	6,340	6,340,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	01/01/2020	900	900,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/2016	1,375	1,396,447
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.01%	09/01/2035	500	500,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/2020	1,700	1,700,000
				11,840,516

Illinois–9.21%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	03/01/2030	10,845	10,845,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	12/01/2028	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	02/01/2042	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(e)	0.10%	10/01/2017	400	400,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.01%	06/01/2040	3,280	3,280,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.08%	09/01/2024	600	600,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.11%	08/01/2030	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	06/01/2029	1,170	1,170,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.01%	12/01/2046	7,700	7,700,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.11%	06/01/2017	670	670,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	01/01/2037	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.30%	02/01/2021	800	800,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	05/01/2036	2,335	2,335,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	10/01/2033	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/2034	$4,200	$4,200,000
Monmouth (City of) (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/2035	5,120	5,120,000
				63,190,000

Indiana–4.49%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/2028	1,300	1,300,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/2037	5,500	5,500,000
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. VRD Environmental RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	10/01/2040	2,000	2,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	01/01/2035	3,215	3,215,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.01%	06/01/2035	10,000	10,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	09/01/2048	7,925	7,925,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/2019	880	880,000
				30,820,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/2031	2,000	2,000,000

Kansas–0.64%
Wichita (City of); Series 2015-272, Unlimited Tax GO Temporary Notes	2.00%	04/15/2016	4,400	4,409,482

Kentucky–0.22%
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District; Series 2009 A, Ref. Sewer & Drainage System RB	5.00%	05/15/2016	1,475	1,489,880

Louisiana–0.30%
Bossier Parishwide School District; Series 2012, Ref. School Improvement Unlimited Tax GO Bonds	4.00%	03/01/2016	950	950,000
Louisiana (State of); Series 2012 A-1, Ref. Gasoline & Fuels Tax RB	5.00%	05/01/2016	1,110	1,118,580
				2,068,580

Maryland–3.33%
Maryland (State of) (State & Local Facilities Loan of 2013); First Series 2013 A, Unlimited Tax GO Bonds	5.00%	03/01/2016	925	925,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/2028	2,760	2,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	04/01/2035	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	07/01/2041	8,635	8,635,000
Montgomery (County of); Series 2005 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	07/01/2016	3,000	3,047,968
				22,867,968

Massachusetts–0.99%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/2038	6,090	6,090,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	07/01/2038	715	715,000
				6,805,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–1.54%
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	10/01/2031	$5,305	$5,305,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/2022	5,280	5,280,000
				10,585,000

Minnesota–3.65%
Minnesota (State of); Series 2014 E, Ref. State Trunk Highway Unlimited Tax GO Bonds	3.00%	08/01/2016	7,000	7,081,440
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/2037	9,135	9,135,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	01/01/2025	290	290,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/2035	1,355	1,355,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/2033	7,175	7,175,000
				25,036,440

Missouri–1.84%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	0.02%	11/01/2037	1,125	1,125,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health Systems); Series 2013 C, VRD RB(a)	0.21%	01/01/2050	6,450	6,450,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/2019	1,060	1,060,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	11/15/2043	1,600	1,600,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA) (a)	0.01%	04/15/2027	2,370	2,370,000
				12,605,000

Nevada–0.93%
Carson City (City of) (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	09/01/2033	5,300	5,300,000
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	06/01/2039	1,085	1,085,000
				6,385,000

New Hampshire–1.04%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/2037	3,625	3,625,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/2038	3,500	3,500,000
				7,125,000

New Mexico–1.25%
Albuquerque (City of) & Bernalillo (County of) Water Utility Authority; Series 2009 A-1, Ref. Joint Water & Sewer System Improvement RB	5.00%	07/01/2016	1,250	1,269,554
New Mexico (State of); Series 2010 A, Severance Tax RB	5.00%	07/01/2016	5,075	5,155,782
New Mexico (State of) Finance Authority (Public Project Revolving Fund Program); Series 2016 A, Sr. Lien RB	2.00%	06/01/2016	2,150	2,159,722
				8,585,058

New York–5.68%
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.01%	11/01/2036	8,130	8,130,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/2049	$9,600	$9,600,000
Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/2049	8,200	8,200,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.01%	11/01/2046	9,000	9,000,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(a)(b)(c)	0.01%	11/01/2032	4,000	4,000,000
				38,930,000

North Carolina–2.97%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas HealthCare Systems); Series 2007 C, Ref. VRD RB(a)	0.01%	01/15/2037	9,300	9,300,000
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/2016	1,260	1,274,790
Guilford (County of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/2016	2,350	2,350,000
Mecklenburg (County of); Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	03/01/2016	1,020	1,020,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	06/01/2017	2,335	2,335,000
Raleigh (City of) (Combined Enterprise System); Series 2006 A, RB	5.00%	03/01/2016	1,150	1,150,000
Raleigh (City of); Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/2016	2,950	2,962,005
				20,391,795

Ohio–3.54%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	11/01/2040	1,385	1,385,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Hospital Facilities Floating Rate RB(d)	0.05%	11/15/2033	2,900	2,900,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.01%	12/01/2021	7,125	7,125,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	05/01/2026	8,400	8,400,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/2023	4,495	4,495,000
				24,305,000

Oklahoma–0.13%
Tulsa County Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/2016	900	900,530

Pennsylvania–4.22%
Allegheny (County of) Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.03%	10/01/2025	1,200	1,200,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	03/01/2030	2,235	2,235,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/2025	5,505	5,505,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	09/01/2028	2,220	2,220,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.01%	08/15/2031	3,990	3,990,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.03%	05/01/2020	1,950	1,950,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/2026	1,715	1,715,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	11/01/2029	2,600	2,600,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/2027	7,525	7,525,000
				28,940,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–2.02%
Brookland-Cayce School District No. 2; Series 2015 C, Unlimited Tax GO Bonds	3.00%	03/01/2016	$8,705	$8,705,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.16%	07/01/2017	590	590,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	03/01/2028	2,702	2,702,000
Spartanburg County School District No. 7; Series 2015 A, Unlimited Tax GO Bonds	4.00%	03/01/2016	1,830	1,830,000
				13,827,000

Tennessee–2.56%
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	07/15/2036	7,575	7,575,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Ascension Health Credit Group); Series 2001 B-1, VRD RB(a)	0.19%	11/15/2031	10,000	10,000,000
				17,575,000

Texas–9.22%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.02%	08/01/2035	14,615	14,615,000
Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/2016	1,260	1,273,898
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/2016	1,020	1,023,354
Fort Bend Independent School District; Series 2008, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	08/15/2016	1,300	1,328,235
Lewisville Independent School District; Series 2014 A, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	3.00%	08/15/2016	1,095	1,108,749
San Antonio Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	08/15/2016	1,000	1,021,719
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	04/01/2026	1,100	1,100,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/15/2050	3,500	3,500,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.02%	02/15/2028	1,750	1,750,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/2027	5,860	5,860,000
Tarrant (County of) Regional Water District;
Series 2012 A, Ref. RB	5.00%	03/01/2016	3,500	3,500,000
Series 2012, Ref. & Improvement RB	5.00%	03/01/2016	1,130	1,130,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.01%	05/01/2042	10,865	10,865,000
Travis (County of); Series 2013, Limited Tax GO Ctfs.	3.38%	03/01/2016	1,970	1,970,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/2025	13,180	13,180,000
				63,225,955

Utah–2.91%
Utah (County of) (IHC Health Services, Inc.); Series 2014 B, VRD Hospital RB(a)	0.21%	05/15/2049	6,525	6,525,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.01%	09/01/2032	11,000	11,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.06%	04/01/2042	2,450	2,450,000
				19,975,000

Vermont–0.84%
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/2034	700	700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont–(continued)
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	09/01/2038	$5,055	$5,055,000
				5,755,000

Virginia–4.90%
Alexandria (City of); Series 2011, Capital Improvement Unlimited Tax GO Bonds	5.00%	07/15/2016	2,115	2,152,876
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(c)	0.01%	12/31/2047	27,600	27,600,000
Fairfax (County of) Water Authority; Series 2013 A, Ref. RB	3.00%	04/01/2016	915	917,212
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	10/01/2030	2,700	2,700,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/2019	200	200,000
				33,570,088

Washington–3.61%
Seattle (City of); Series 2014, Ref. Drainage & Wastewater Improvement RB	4.00%	05/01/2016	1,100	1,106,935
Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	05/01/2019	1,170	1,170,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/2044	8,000	8,000,000
Washington (State of) Housing Finance Commission (Panorama City); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	04/01/2043	12,000	12,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/2020	2,475	2,475,000
				24,751,935

West Virginia–0.88%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/2034	6,000	6,000,000

Wisconsin–5.69%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.01%	10/01/2042	2,380	2,380,000
Milwaukee (City of); Series 2015 M7, School RAN	2.00%	06/30/2016	11,500	11,568,747
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/2016	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc.); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	08/15/2034	7,095	7,095,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	05/01/2030	15,410	15,410,000
Wisconsin (State of); Series 2012 2, Ref. Clean Water RB	5.00%	06/01/2016	600	607,256
				39,016,003
TOTAL INVESTMENTS(h)(i)–101.46% (Cost $695,815,630)				695,815,630
OTHER ASSETS LESS LIABILITIES–(1.46)%				(10,011,598)
NET ASSETS–100.00%				$685,804,032

Investment Abbreviations:

BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PUTTERs	– Putable Tax-Exempt Receipts

RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $13,342,000, which represented 1.95% of the Fund’s Net Assets.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	6.4%
Federal Home Loan Mortgage Corp.	6.2
Federal National Mortgage Association	6.2
Wells Fargo Bank, N.A.	5.9
U.S. Bank, N.A.	5.9
TD Bank, N.A.	5.8
Northern Trust Co.	5.5

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	83.9%
8-30	0.0
31-60	1.6
61-90	0.5
91-180	8.2
181+	5.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,143,582,669	$2,284,212,740	$5,364,728,459	$2,393,990,600	$140,326,432	$695,815,630
Repurchase agreements, at value and cost	5,460,525,273	450,369,735	7,417,713,856	2,665,203,465	—	—
Total investments, at value and cost	22,604,107,942	2,734,582,475	12,782,442,315	5,059,194,065	140,326,432	695,815,630
Cash	—	—	—	23,844,931	67,220	—
Receivable for:
Investments sold	2,401,485	5,000	27,854,897	—	—	665,002
Interest	5,382,282	171,078	5,105,215	570,392	7,233	1,058,923
Fund expenses absorbed	190,236	130,334	353,087	—	61,215	159,924
Investment for trustee deferred compensation and retirement plans	3,090,011	878,999	1,828,060	829,073	111,179	312,793
Other assets	116,445	191,396	140,305	63,693	31,836	47,960
Total assets	22,615,288,401	2,735,959,282	12,817,723,879	5,084,502,154	140,605,115	698,060,232

Liabilities:
Payable for:
Investments purchased	149,636,000	—	—	73,723,601	—	11,800,009
Amount due custodian	10,641,150	10,431	27,464,210	—	—	15,936
Dividends	7,042,735	703,092	1,832,254	891,457	23,824	5,279
Accrued fees to affiliates	461,383	199,974	907,894	145,660	93,525	43,000
Accrued trustees’ and officer’s fees and benefits	32,185	6,556	26,492	11,596	3,599	3,324
Accrued operating expenses	111,886	36,339	75,287	11,169	21,059	20,337
Trustee deferred compensation and retirement plans	3,742,851	1,041,332	2,229,761	1,010,742	128,797	368,315
Total liabilities	171,668,190	1,997,724	32,535,898	75,794,225	270,804	12,256,200
Net assets applicable to shares outstanding	$22,443,620,211	$2,733,961,558	$12,785,187,981	$5,008,707,929	$140,334,311	$685,804,032

Net assets consist of:
Shares of beneficial interest	$22,441,059,834	$2,733,087,812	$12,784,855,040	$5,008,598,424	$140,351,885	$685,953,788
Undistributed net investment income	2,468,855	872,258	(21,274)	(26,177)	(9,046)	(104,955)
Undistributed net realized gain (loss)	91,522	1,488	354,215	135,682	(8,528)	(44,801)
	$22,443,620,211	$2,733,961,558	$12,785,187,981	$5,008,707,929	$140,334,311	$685,804,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$19,350,616,042	$1,917,283,674	$6,273,721,419	$3,295,982,076	$17,000,000	$576,781,735
Private Investment Class	$209,874,644	$137,321,595	$464,674,210	$503,979,238	$4,402,797	$29,889,915
Personal Investment Class	$58,065,383	$99,353,189	$147,223,145	$8,943,577	$1,879,098	$2,731,245
Cash Management Class	$236,125,452	$396,501,369	$4,362,496,379	$138,578,152	$45,617,025	$42,442,594
Reserve Class	$130,755,458	$26,622,307	$30,685,986	$286,180,378	$68,883,100	$30,177,389
Resource Class	$10,543,447	$19,391,271	$331,809,997	$60,155,218	$2,372,701	$2,573,547
Corporate Class	$2,447,639,785	$137,488,153	$1,174,576,845	$714,889,290	$179,590	$1,207,607

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	19,348,405,760	1,917,274,456	6,273,196,808	3,295,833,750	16,995,722	576,749,244
Private Investment Class	209,850,210	137,320,975	464,636,651	503,957,597	4,401,677	29,888,222
Personal Investment Class	58,058,765	99,352,712	147,212,225	8,943,175	1,878,605	2,731,090
Cash Management Class	236,097,591	396,499,479	4,362,121,141	138,567,299	45,605,336	42,440,171
Reserve Class	130,740,969	26,622,133	30,683,432	286,168,646	68,865,475	30,175,675
Resource Class	10,542,271	19,391,182	331,782,803	60,152,501	2,372,098	2,573,402
Corporate Class	2,447,363,765	137,487,515	1,174,472,810	714,862,165	179,545	1,207,539
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$39,276,066	$4,406,046	$14,445,597	$6,349,758	$226,027	$209,757

Expenses:
Advisory fees	15,055,521	2,112,022	10,414,744	2,793,476	212,182	770,759
Administrative services fees	539,799	272,550	446,983	322,493	24,863	89,259
Custodian fees	90,387	19,308	61,293	66,159	8,066	8,856
Distribution fees:
Private Investment Class	516,818	392,494	1,097,942	1,228,129	12,881	75,725
Personal Investment Class	316,705	396,028	573,977	61,800	14,162	9,266
Cash Management Class	196,916	220,789	2,548,900	123,111	26,533	23,462
Reserve Class	786,255	212,190	172,936	1,424,173	202,217	114,830
Resource Class	17,620	20,456	332,053	83,474	2,360	3,686
Corporate Class	285,966	14,022	209,063	96,980	400	2,502
Transfer agent fees	903,446	126,721	624,885	257,048	9,157	29,090
Trustees’ and officers’ fees and benefits	345,156	77,804	241,846	106,704	15,253	29,684
Registration and filing fees	61,425	46,305	63,360	81,282	37,833	38,847
Other	437,772	115,293	279,353	340,129	47,262	50,329
Total expenses	19,553,786	4,025,982	17,067,335	6,984,958	613,169	1,246,295
Less: Fees waived	(4,368,663)	(1,944,878)	(7,116,608)	(3,104,997)	(462,359)	(1,068,465)
Net expenses	15,185,123	2,081,104	9,950,727	3,879,961	150,810	177,830
Net investment income	24,090,943	2,324,942	4,494,870	2,469,797	75,217	31,927

Realized and unrealized gain from:
Net realized gain from Investment securities	15,642	544	416,712	19,165	9,917	—
Net increase in net assets resulting from operations	$24,106,585	$2,325,486	$4,911,582	$2,488,962	$85,134	$31,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$24,090,943	$14,869,394	$2,324,942	$2,593,491
Net realized gain	15,642	164,146	544	944
Net increase in net assets resulting from operations	24,106,585	15,033,540	2,325,486	2,594,435

Distributions to shareholders from net investment income:
Institutional Class	(21,603,070)	(14,147,500)	(1,761,348)	(1,854,672)
Private Investment Class	(34,987)	(30,767)	(80,356)	(132,350)
Personal Investment Class	(9,541)	(13,561)	(54,963)	(110,282)
Cash Management Class	(306,028)	(77,398)	(302,379)	(376,417)
Reserve Class	(18,224)	(14,433)	(21,613)	(18,513)
Resource Class	(4,310)	(12,035)	(11,761)	(20,138)
Corporate Class	(2,114,783)	(573,700)	(92,498)	(81,119)
Total distributions from net investment income	(24,090,943)	(14,869,394)	(2,324,918)	(2,593,491)

Share transactions–net:
Institutional Class	3,376,529,292	(2,640,861,091)	152,620,931	(148,752,146)
Private Investment Class	(73,584,196)	(61,736,842)	(24,894,329)	10,083,327
Personal Investment Class	(57,334,039)	(65,018,703)	(18,219,967)	(40,437,932)
Cash Management Class	(221,844,735)	(226,421,761)	(87,093,375)	29,823,610
Reserve Class	(25,452,945)	(23,801,101)	(23,778,069)	34,768,990
Resource Class	(62,133,047)	(62,863,904)	(319,045)	(12,328,636)
Corporate Class	1,393,208,709	383,540,344	60,444,479	17,489,399
Net increase (decrease) in net assets resulting from share transactions	4,329,389,039	(2,697,163,058)	58,760,625	(109,353,388)
Net increase (decrease) in net assets	4,329,404,681	(2,696,998,912)	58,761,193	(109,352,444)

Net assets:
Beginning of period	18,114,215,530	20,811,214,442	2,675,200,365	2,784,552,809
End of period*	$22,443,620,211	$18,114,215,530	$2,733,961,558	$2,675,200,365
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$872,258	$872,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$4,494,870	$3,320,415	$2,469,797	$1,741,840
Net realized gain (loss)	416,712	(62,497)	19,165	116,517
Net increase in net assets resulting from operations	4,911,582	3,257,918	2,488,962	1,858,357

Distributions to shareholders from net investment income:
Institutional Class	(2,661,142)	(1,478,709)	(1,883,035)	(1,159,579)
Private Investment Class	(80,956)	(102,223)	(138,874)	(126,468)
Personal Investment Class	(26,968)	(29,788)	(4,096)	(12,667)
Cash Management Class	(1,193,495)	(1,317,452)	(80,858)	(167,941)
Reserve Class	(6,664)	(11,073)	(79,656)	(108,700)
Resource Class	(60,366)	(68,891)	(21,523)	(38,869)
Corporate Class	(465,279)	(312,279)	(261,755)	(127,616)
Total distributions from net investment income	(4,494,870)	(3,320,415)	(2,469,797)	(1,741,840)

Share transactions–net:
Institutional Class	(1,576,572,464)	369,868,233	(923,881,457)	891,380,297
Private Investment Class	3,525,513	(63,444,289)	81,408,389	75,509,267
Personal Investment Class	(14,835,299)	(350,960)	(28,223,425)	(3,981,249)
Cash Management Class	(941,979,421)	(2,293,402,486)	(84,274,931)	(247,006,196)
Reserve Class	(4,919,263)	(151,761,502)	(21,349,198)	(3,594,120)
Resource Class	7,316,221	(49,445,822)	(37,751,805)	(6,672,798)
Corporate Class	(596,102,256)	346,906,945	83,692,317	(28,642,460)
Net increase (decrease) in net assets resulting from share transactions	(3,123,566,969)	(1,841,629,881)	(930,380,110)	676,992,741
Net increase (decrease) in net assets	(3,123,150,257)	(1,841,692,378)	(930,360,945)	677,109,258

Net assets:
Beginning of period	15,908,338,238	17,750,030,616	5,939,068,874	5,261,959,616
End of period*	$12,785,187,981	$15,908,338,238	$5,008,707,929	$5,939,068,874
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$(26,177)	$(26,177)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$75,217	$152,172	$31,927	$320,850
Net realized gain	9,917	5,675	—	17,500
Net increase in net assets resulting from operations	85,134	157,847	31,927	338,350

Distributions to shareholders from net investment income:
Institutional Class	(42,884)	(109,398)	(25,982)	(243,361)
Private Investment Class	(1,366)	(5,768)	(1,487)	(14,944)
Personal Investment Class	(1,007)	(2,191)	(122)	(1,433)
Cash Management Class	(15,296)	(25,467)	(2,317)	(29,656)
Reserve Class	(13,250)	(1,334)	(1,135)	(13,465)
Resource Class	(646)	(3,530)	(181)	(2,416)
Corporate Class	(768)	(4,484)	(703)	(15,575)
Total distributions from net investment income	(75,217)	(152,172)	(31,927)	(320,850)

Share transactions–net:
Institutional Class	(88,546,410)	(22,147,472)	120,751,861	(68,021,232)
Private Investment Class	(1,581,623)	(9,595,904)	(579,080)	(3,807,802)
Personal Investment Class	(76,406)	(1,843,611)	(892,435)	(98,681)
Cash Management Class	585,020	(3,080,076)	(8,574,246)	(9,705,701)
Reserve Class	62,990,375	5,171,160	8,402,532	(5,865,164)
Resource Class	504	(1,336,302)	(1,952,773)	(989,440)
Corporate Class	(27,830,485)	(22,499,992)	(25,269,735)	(5,044,078)
Net increase (decrease) in net assets resulting from share transactions	(54,459,025)	(55,332,197)	91,886,124	(93,532,098)
Net increase (decrease) in net assets	(54,449,108)	(55,326,522)	91,886,124	(93,514,598)

Net assets:
Beginning of period	194,783,419	250,109,941	593,917,908	687,432,506
End of period*	$140,334,311	$194,783,419	$685,804,032	$593,917,908
* Includes accumulated undistributed net investment income	$(9,046)	$(9,046)	$(104,955)	$(104,955)

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

37                         Short-Term Investments Trust

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-

38                         Short-Term Investments Trust

registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

For the six months ended February 29, 2016, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

39                         Short-Term Investments Trust

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 29, 2016, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$3,171,391	$—
STIC Prime Portfolio	739,928	136,428
Treasury Portfolio	2,288,175	1,051,494
Government & Agency Portfolio	—	366,030
Government TaxAdvantage Portfolio	198,607	29,497
Tax-Free Cash Reserve Portfolio	184,678	654,316

Voluntary fee waivers for the six months ended February 29, 2016 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$94,501	$143,768	N/A	$522,027	$4,198	N/A
STIC Prime Portfolio	182,115	253,640	$107,517	170,802	10,277	$5,732
Treasury Portfolio	553,250	386,917	1,208,001	141,548	183,854	112,460
Government & Agency Portfolio	617,726	42,788	60,777	1,173,959	50,215	59,311
Government TaxAdvantage Portfolio	5,696	9,611	13,714	161,077	1,484	389
Tax-Free Cash Reserve Portfolio	37,862	6,795	18,770	99,902	2,949	2,502

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2016, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

40                         Short-Term Investments Trust

Pursuant to the agreement above, for the six months ended February 29, 2016, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$206,727	$84,455	$39,383	$102,213	N/A	N/A
STIC Prime Portfolio	156,998	105,607	44,158	27,585	$4,091	N/A
Treasury Portfolio	439,176	153,061	509,780	22,482	66,410	N/A
Government & Agency Portfolio	491,252	16,480	24,622	185,142	16,695	N/A
Government TaxAdvantage Portfolio	6,441	3,776	5,307	26,288	472	N/A
Tax-Free Cash Reserve Portfolio	37,862	2,471	4,693	14,928	737	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2016, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$259,171,921	$453,279,225	$—
STIC Prime Portfolio	118,541,842	142,726,856	—
Tax-Free Cash Reserve Portfolio	466,679,556	355,977,114	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

41                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2015 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Portfolio	$—	$—	$62,497	$—	$62,497
Government TaxAdvantage Portfolio	—	—	18,445	—	18,445
Tax-Free Cash Reserve Portfolio	14,727	30,074	—	—	44,801

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

42                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	122,870,197,623	$122,870,197,623	285,396,098,619	$285,396,098,619
Private Investment Class	510,334,896	510,334,896	1,434,632,883	1,434,632,883
Personal Investment Class	69,834,480	69,834,480	538,543,116	538,543,116
Cash Management Class	2,145,627,791	2,145,627,791	4,326,518,141	4,326,518,141
Reserve Class	206,076,476	206,076,476	1,016,989,736	1,016,989,736
Resource Class	38,210,088	38,210,088	459,622,836	459,622,836
Corporate Class	9,471,104,350	9,471,104,350	5,521,655,244	5,521,655,244

Issued as reinvestment of dividends:
Institutional Class	5,132,756	5,132,756	3,973,048	3,973,048
Private Investment Class	6,181	6,181	8,279	8,279
Personal Investment Class	4,693	4,693	11,639	11,639
Cash Management Class	93,642	93,642	31,257	31,257
Reserve Class	9,591	9,591	14,378	14,378
Resource Class	2,603	2,603	12,396	12,396
Corporate Class	270,357	270,357	225,681	225,681

Reacquired:
Institutional Class	(119,498,801,087)	(119,498,801,087)	(288,040,932,758)	(288,040,932,758)
Private Investment Class	(583,925,273)	(583,925,273)	(1,496,378,004)	(1,496,378,004)
Personal Investment Class	(127,173,212)	(127,173,212)	(603,573,458)	(603,573,458)
Cash Management Class	(2,367,566,168)	(2,367,566,168)	(4,552,971,159)	(4,552,971,159)
Reserve Class	(231,539,012)	(231,539,012)	(1,040,805,215)	(1,040,805,215)
Resource Class	(100,345,738)	(100,345,738)	(522,499,136)	(522,499,136)
Corporate Class	(8,078,165,998)	(8,078,165,998)	(5,138,340,581)	(5,138,340,581)
Net increase (decrease) in share activity	4,329,389,039	$4,329,389,039	(2,697,163,058)	$(2,697,163,058)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

43                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,003,113,393	$3,003,113,393	5,941,737,037	$5,941,737,037
Private Investment Class	667,027,756	667,027,756	1,211,080,589	1,211,080,589
Personal Investment Class	298,331,925	298,331,925	1,182,870,259	1,182,870,259
Cash Management Class	1,155,148,299	1,155,148,299	3,144,474,982	3,144,474,982
Reserve Class	157,327,888	157,327,888	210,463,689	210,463,689
Resource Class	64,748,890	64,748,890	64,359,363	64,359,363
Corporate Class	261,415,561	261,415,561	1,149,830,507	1,149,830,507

Issued as reinvestment of dividends:
Institutional Class	424,046	424,046	454,008	454,008
Private Investment Class	27,340	27,340	56,232	56,232
Personal Investment Class	21,411	21,411	68,043	68,043
Cash Management Class	74,694	74,694	71,815	71,815
Reserve Class	17,209	17,209	14,807	14,807
Resource Class	7,558	7,558	16,256	16,256
Corporate Class	47,625	47,625	71,730	71,730

Reacquired:
Institutional Class	(2,850,916,508)	(2,850,916,508)	(6,090,943,191)	(6,090,943,191)
Private Investment Class	(691,949,425)	(691,949,425)	(1,201,053,494)	(1,201,053,494)
Personal Investment Class	(316,573,303)	(316,573,303)	(1,223,376,234)	(1,223,376,234)
Cash Management Class	(1,242,316,368)	(1,242,316,368)	(3,114,723,187)	(3,114,723,187)
Reserve Class	(181,123,166)	(181,123,166)	(175,709,506)	(175,709,506)
Resource Class	(65,075,493)	(65,075,493)	(76,704,255)	(76,704,255)
Corporate Class	(201,018,707)	(201,018,707)	(1,132,412,838)	(1,132,412,838)
Net increase (decrease) in share activity	58,760,625	$58,760,625	(109,353,388)	$(109,353,388)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

44                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	7,821,438,683	$7,821,438,683	16,766,462,244	$16,766,462,244
Private Investment Class	890,870,745	890,870,745	1,901,290,280	1,901,290,280
Personal Investment Class	502,160,779	502,160,779	1,101,975,367	1,101,975,367
Cash Management Class	9,154,752,380	9,154,752,380	26,793,251,842	26,793,251,842
Reserve Class	43,134,820	43,134,820	109,204,351	109,204,351
Resource Class	155,665,944	155,665,944	329,636,954	329,636,954
Corporate Class	8,220,833,589	8,220,833,589	18,168,487,688	18,168,487,688

Issued as reinvestment of dividends:
Institutional Class	963,871	963,871	922,038	922,038
Private Investment Class	7,379	7,379	15,296	15,296
Personal Investment Class	16,154	16,154	26,774	26,774
Cash Management Class	45,602	45,602	60,767	60,767
Reserve Class	3,896	3,896	7,169	7,169
Resource Class	3,280	3,280	8,488	8,488
Corporate Class	167,634	167,634	132,198	132,198

Reacquired:
Institutional Class	(9,398,975,018)	(9,398,975,018)	(16,397,516,049)	(16,397,516,049)
Private Investment Class	(887,352,611)	(887,352,611)	(1,964,749,865)	(1,964,749,865)
Personal Investment Class	(517,012,232)	(517,012,232)	(1,102,353,101)	(1,102,353,101)
Cash Management Class	(10,096,777,403)	(10,096,777,403)	(29,086,715,095)	(29,086,715,095)
Reserve Class	(48,057,979)	(48,057,979)	(260,973,022)	(260,973,022)
Resource Class	(148,353,003)	(148,353,003)	(379,091,264)	(379,091,264)
Corporate Class	(8,817,103,479)	(8,817,103,479)	(17,821,712,941)	(17,821,712,941)
Net increase (decrease) in share activity	(3,123,566,969)	$(3,123,566,969)	(1,841,629,881)	$(1,841,629,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

45                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	18,540,389,344	$18,540,389,344	37,416,050,435	$37,416,050,435
Private Investment Class	877,051,192	877,051,192	2,115,905,376	2,115,905,376
Personal Investment Class	38,791,034	38,791,034	134,224,028	134,224,028
Cash Management Class	1,195,370,891	1,195,370,891	5,837,371,862	5,837,371,862
Reserve Class	398,647,336	398,647,336	699,303,942	699,303,942
Resource Class	278,773,112	278,773,112	1,554,415,700	1,554,415,700
Corporate Class	2,290,153,339	2,290,153,339	4,660,748,011	4,660,748,011

Issued as reinvestment of dividends:
Institutional Class	451,334	451,334	199,188	199,188
Private Investment Class	37,272	37,272	37,056	37,056
Personal Investment Class	—	—	6	6
Cash Management Class	21,186	21,186	33,044	33,044
Reserve Class	37,786	37,786	67,656	67,656
Resource Class	5,468	5,468	13,926	13,926
Corporate Class	69,144	69,144	55,261	55,261

Reacquired:
Institutional Class	(19,464,722,135)	(19,464,722,135)	(36,524,869,326)	(36,524,869,326)
Private Investment Class	(795,680,075)	(795,680,075)	(2,040,433,165)	(2,040,433,165)
Personal Investment Class	(67,014,459)	(67,014,459)	(138,205,283)	(138,205,283)
Cash Management Class	(1,279,667,008)	(1,279,667,008)	(6,084,411,102)	(6,084,411,102)
Reserve Class	(420,034,320)	(420,034,320)	(702,965,718)	(702,965,718)
Resource Class	(316,530,385)	(316,530,385)	(1,561,102,424)	(1,561,102,424)
Corporate Class	(2,206,530,166)	(2,206,530,166)	(4,689,445,732)	(4,689,445,732)
Net increase (decrease) in share activity	(930,380,110)	$(930,380,110)	676,992,741	$676,992,741

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	140,583,594	$140,583,594	368,612,267	$368,612,267
Private Investment Class	1,046,890	1,046,890	71,398,479	71,398,479
Personal Investment Class	6,547,359	6,547,359	8,341,042	8,341,042
Cash Management Class	29,139,800	29,139,800	87,930,861	87,930,861
Reserve Class	107,718,530	107,718,530	14,172,451	14,172,451
Resource Class	41	41	17,934,744	17,934,744
Corporate Class	8,418,335	8,418,335	187,300,005	187,300,005

Issued as reinvestment of dividends:
Institutional Class	27,576	27,576	84,605	84,605
Private Investment Class	556	556	3,065	3,065
Cash Management Class	12,015	12,015	24,731	24,731
Reserve Class	6,988	6,988	1,197	1,197
Resource Class	463	463	3,214	3,214
Corporate Class	1,203	1,203	4,203	4,203

Reacquired:
Institutional Class	(229,157,580)	(229,157,580)	(390,844,344)	(390,844,344)
Private Investment Class	(2,629,069)	(2,629,069)	(80,997,448)	(80,997,448)
Personal Investment Class	(6,623,765)	(6,623,765)	(10,184,653)	(10,184,653)
Cash Management Class	(28,566,795)	(28,566,795)	(91,035,668)	(91,035,668)
Reserve Class	(44,735,143)	(44,735,143)	(9,002,488)	(9,002,488)
Resource Class	—	—	(19,274,260)	(19,274,260)
Corporate Class	(36,250,023)	(36,250,023)	(209,804,200)	(209,804,200)
Net increase (decrease) in share activity	(54,459,025)	$(54,459,025)	(55,332,197)	$(55,332,197)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

47                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	576,859,284	$576,859,284	1,022,223,755	$1,022,223,755
Private Investment Class	23,529,218	23,529,218	48,653,591	48,653,591
Personal Investment Class	2,234,174	2,234,174	5,529,842	5,529,842
Cash Management Class	29,960,256	29,960,256	85,609,129	85,609,129
Reserve Class	34,804,336	34,804,336	57,041,089	57,041,089
Resource Class	71,708	71,708	2,830,839	2,830,839
Corporate Class	1,175,406	1,175,406	—	—

Issued as reinvestment of dividends:
Institutional Class	3,153	3,153	35,799	35,799
Private Investment Class	1,399	1,399	13,990	13,990
Personal Investment Class	11	11	651	651
Cash Management Class	1,135	1,135	13,598	13,598
Reserve Class	1,086	1,086	13,480	13,480
Resource Class	195	195	2,430	2,430
Corporate Class	916	916	15,648	15,648

Reacquired:
Institutional Class	(456,110,576)	(456,110,576)	(1,090,280,786)	(1,090,280,786)
Private Investment Class	(24,109,697)	(24,109,697)	(52,475,383)	(52,475,383)
Personal Investment Class	(3,126,620)	(3,126,620)	(5,629,174)	(5,629,174)
Cash Management Class	(38,535,637)	(38,535,637)	(95,328,428)	(95,328,428)
Reserve Class	(26,402,890)	(26,402,890)	(62,919,733)	(62,919,733)
Resource Class	(2,024,676)	(2,024,676)	(3,822,709)	(3,822,709)
Corporate Class	(26,446,057)	(26,446,057)	(5,059,726)	(5,059,726)
Net increase (decrease) in share activity	91,886,124	$91,886,124	(93,532,098)	$(93,532,098)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

48                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Corporate Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/29/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.11%	$2,447,640	0.17	%(c)	0.20	%(c)	0.22	%(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	1,054,301	0.17		0.20		0.05
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	670,700	0.17		0.20		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	1,496,576	0.17		0.20		0.09
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,937,039	0.17		0.21		0.12
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.12	1,858,584	0.17		0.20		0.12
STIC Prime Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	137,488	0.16	(c)	0.23	(c)	0.15	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	77,043	0.07		0.22		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	59,554	0.06		0.22		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	68,522	0.11		0.22		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	96,655	0.14		0.23		0.06
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.08	102,632	0.16		0.22		0.08
Treasury Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,174,577	0.14	(c)	0.20	(c)	0.07	(c)
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	1,770,653	0.06		0.20		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	1,423,728	0.04		0.20		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	2,837,170	0.09		0.21		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	2,002,611	0.08		0.21		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,856,324	0.11		0.21		0.02
Government & Agency Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	714,889	0.14	(c)	0.17	(c)	0.09	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	631,189	0.08		0.16		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	659,821	0.06		0.16		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	835,545	0.11		0.17		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	505,026	0.10		0.16		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,344,281	0.13		0.16		0.04
Government TaxAdvantage Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	180	0.12	(c)	0.36	(c)	0.09	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	28,019	0.00		0.36		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	50,514	0.02		0.32		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	10	0.06		0.23		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	10	0.07		0.25		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	50,842	0.10		0.29		0.04
Tax-Free Cash Reserve Portfolio
Six months ended 02/29/16	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.00	1,208	0.05	(c)	0.34	(c)	0.01	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	26,479	0.03		0.34		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	31,522	0.04		0.33		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	31,450	0.10		0.33		0.06
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,320	0.13		0.33		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	27,954	0.24		0.32		0.05

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $1,916,917, $93,994, $1,401,409, $650,084, $2,681 and $16,772 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

49                         Short-Term Investments Trust

Note 10-Subsequent Event

Effective June 1, 2016, the Board has approved a change in the advisory fee rate under the master investment advisory agreement for Tax-Free Cash Reserve Portfolio to an annual rate of 0.20% of the Fund’s average daily net assets.

In addition, effective June 1, 2016, the Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government TaxAdvantage Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

50                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Corporate Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Corporate Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,001.10	$0.85	$1,024.02	$0.86	0.17%
STIC Prime Portfolio	1,000.00	1,000.80	0.80	1,024.07	0.81	0.16
Treasury Portfolio	1,000.00	1,000.40	0.70	1,024.17	0.70	0.14
Government & Agency Portfolio	1,000.00	1,000.40	0.70	1,024.17	0.70	0.14
Government TaxAdvantage Portfolio	1,000.00	1,000.40	0.60	1,024.27	0.60	0.12
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.25	1,024.61	0.25	0.05

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2015, through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

51                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-SAR-2	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016

Institutional Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

32	Financial Statements

37	Notes to Financial Statements

49	Financial Highlights

51	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2016, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Institutional Class data as of 2/29/16

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	14 - 42 days	33 days	52 days	$19.3 billion
STIC Prime	7 - 19 days	11 days	13 days	1.9 billion
Treasury	29 - 54 days	49 days	113 days	6.2 billion
Government & Agency	24 - 52 days	40 days	115 days	3.2 billion
Government TaxAdvantage	25 - 58 days	35 days	55 days	17.0 million
Tax-Free Cash Reserve	24 - 38 days	29 days	29 days	576.7 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                         Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Money market investors cheered in December when the US Federal Reserve raised the federal funds target rate after holding it near zero for seven years in the aftermath of the financial crisis. Moderate economic growth, improvement in employment and the need to remove “emergency accommodation” were the primary reasons for the Fed’s action. More rate hikes are expected, but at a slower pace than past Fed regimes.

    The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in 2014, which are set to be fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements as updates are available.

    For more than 30 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors.

    Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

3                          Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–40.38%(a)
Asset-Backed Securities — Consumer Receivables–3.51%
Old Line Funding, LLC(b)	0.65%	04/18/2016	$43,000	$42,962,733
Old Line Funding, LLC(b)	0.65%	04/25/2016	66,000	65,934,458
Old Line Funding, LLC(b)	0.73%	05/26/2016	190,000	189,668,662
Old Line Funding, LLC(b)	0.77%	05/09/2016	85,000	84,874,554
Thunder Bay Funding, LLC(b)	0.64%	05/18/2016	115,000	114,840,533
Thunder Bay Funding, LLC(b)	0.65%	04/18/2016	95,000	94,917,667
Thunder Bay Funding, LLC(b)	0.65%	04/18/2016	65,000	64,943,667
Thunder Bay Funding, LLC(b)	0.72%	06/01/2016	91,000	90,832,560
Thunder Bay Funding, LLC(b)	0.77%	05/12/2016	40,000	39,938,400
				788,913,234

Asset-Backed Securities — Fully Supported–2.41%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/04/2016	75,000	74,956,083
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/06/2016	148,000	147,908,240
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/18/2016	33,000	32,972,720
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	05/19/2016	100,000	99,863,945
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.60%	04/20/2016	75,000	74,937,500
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.61%	06/02/2016	110,000	109,826,658
				540,465,146

Asset-Backed Securities — Fully Supported Bank–12.88%
Anglesea Funding LLC (Multi-CEP’s)(b)(c)(d)	0.70%	07/06/2016	25,000	25,000,000
Anglesea Funding LLC (Multi-CEP’s)(b)(c)(d)	0.70%	07/18/2016	133,000	133,000,000
Barton Capital S.A. (CEP–Societe Generale S.A)(b)(c)(d)	0.61%	07/07/2016	75,000	75,000,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.62%	04/06/2016	50,000	49,969,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.63%	05/11/2016	100,000	99,875,750
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.62%	04/01/2016	49,000	48,973,839
Bennington Stark Capital Co. (CEP–Societe Generale S.A.)(b)(c)	0.67%	04/01/2016	50,000	49,971,153
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.62%	04/18/2016	50,000	49,958,667
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.66%	05/03/2016	31,500	31,463,617
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.50%	03/16/2016	48,000	47,990,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.63%	04/04/2016	170,000	169,898,850
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.63%	04/13/2016	66,000	65,950,335
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(d)	0.68%	07/14/2016	97,000	97,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(d)	0.78%	08/22/2016	73,000	73,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.81%	08/05/2016	100,000	99,646,750
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.48%	04/25/2016	100,000	99,926,667
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.48%	04/20/2016	100,000	99,933,333
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(d)	0.63%	03/01/2016	15,000	15,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(d)	0.68%	07/22/2016	60,000	60,000,000
Crown Point Capital Co., LLC, Series A (Multi-CEP’s)(b)(c)(d)	0.94%	07/28/2016	50,000	50,000,000
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)(c)	0.60%	05/25/2016	180,000	179,745,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Institutional Secured Funding Ltd (Multi-CEP’s)(b)(c)	0.60%	03/08/2016	$21,000	$20,997,550
Institutional Secured Funding Ltd (Multi-CEP’s)(b)(c)	0.70%	04/21/2016	20,000	19,980,167
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.68%	06/21/2016	44,000	43,906,915
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.62%	04/11/2016	64,000	63,954,809
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.65%	04/12/2016	105,000	104,920,375
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.50%	04/04/2016	62,500	62,470,486
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.54%	03/14/2016	50,359	50,349,180
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.52%	03/08/2016	49,595	49,589,985
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/13/2016	35,500	35,471,590
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/14/2016	22,000	21,981,985
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/18/2016	36,000	35,967,840
Matchpoint Finance PLC (CEP–BNP Paribas S.A)(b)(c)	0.45%	03/01/2016	70,000	70,000,000
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	0.63%	04/04/2016	59,000	58,964,895
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.37%	03/04/2016	135,000	134,995,838
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/30/2016	76,106	76,079,637
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/21/2016	100,000	99,976,111
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/29/2016	120,000	119,959,866
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	0.62%	04/26/2016	75,000	74,927,667
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.78%	07/06/2016	25,000	25,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.78%	07/07/2016	99,750	99,750,000
				2,890,547,857

Asset-Backed Securities — Multi-Purpose–1.97%
CHARTA, LLC(b)	0.83%	07/06/2016	66,000	65,806,748
CRC Funding, LLC(b)	0.45%	03/23/2016	25,000	24,993,125
CRC Funding, LLC(b)	0.45%	03/24/2016	50,000	49,985,625
Nieuw Amsterdam Receivables Corp.(b)(c)	0.60%	04/05/2016	35,000	34,979,583
Nieuw Amsterdam Receivables Corp.(b)(c)	0.52%	04/07/2016	65,000	64,965,261
Nieuw Amsterdam Receivables Corp.(b)(c)	0.60%	04/29/2016	72,000	71,929,200
Nieuw Amsterdam Receivables Corp.(b)(c)	0.47%	03/09/2016	28,750	28,746,997
Versailles Commercial Paper LLC(b)(d)	0.58%	10/14/2016	100,000	100,000,000
				441,406,539

Consumer Finance–0.44%
Toyota Motor Credit Corp.(c)	0.71%	08/10/2016	100,000	99,680,500

Diversified Banks–10.23%
ANZ New Zealand Int’l Ltd.(b)(c)	0.33%	03/18/2016	144,150	144,127,537
BNP Paribas S.A.(c)	0.38%	03/03/2016	250,000	249,994,722
Commonwealth Bank of Australia(b)(c)(d)	0.78%	08/22/2016	73,000	73,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.56%	05/13/2016	20,000	19,999,544
Commonwealth Bank of Australia(b)(c)(d)	0.56%	05/20/2016	50,000	50,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.57%	05/19/2016	46,000	45,999,106
Commonwealth Bank of Australia(b)(c)(d)	0.58%	05/26/2016	40,000	39,995,713
Commonwealth Bank of Australia(b)(c)(d)	0.60%	03/07/2016	40,000	40,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.60%	03/04/2016	28,000	28,000,000
Credit Agricole Corporate & Investment Bank(c)	0.30%	03/01/2016	65,000	65,000,000
ING (US) Funding LLC(c)	0.60%	04/01/2016	32,300	32,283,312
ING (US) Funding LLC(c)	0.61%	04/05/2016	70,000	69,958,486
ING (US) Funding LLC(c)	0.61%	04/12/2016	110,000	109,921,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
ING (US) Funding LLC(c)	0.67%	06/01/2016	$135,000	$134,769,655
ING (US) Funding LLC(c)	0.67%	06/13/2016	90,000	89,825,800
Mizuho Bank Ltd.(b)(c)	0.61%	05/23/2016	150,000	149,789,041
Natixis(c)	0.65%	04/06/2016	300,000	299,805,000
Standard Chartered Bank(b)(c)	0.62%	04/18/2016	100,000	99,917,333
Standard Chartered Bank(b)(c)	0.70%	05/27/2016	145,000	144,754,708
Standard Chartered Bank(b)(c)	0.42%	03/01/2016	109,000	109,000,000
Standard Chartered Bank(b)(c)	0.50%	03/21/2016	140,000	139,961,111
Swedbank AB(c)	0.36%	03/07/2016	70,000	69,995,800
Westpac Banking Corp.(b)(c)(d)	0.74%	08/08/2016	91,000	91,000,000
				2,297,098,585

Integrated Oil & Gas–0.53%
Exxon Mobil Corp.	0.46%	03/15/2016	120,000	119,978,533

Regional Banks–4.75%
ASB Finance Ltd.(b)	0.33%	03/04/2016	100,000	99,997,292
Banque et Caisse d’Epargne de l’Etat(c)	0.51%	04/01/2016	30,000	29,986,825
BNZ International Funding Ltd.(b)(c)	0.46%	04/22/2016	61,300	61,259,270
Danske Corp.(b)(c)	0.55%	05/02/2016	95,000	94,910,014
Danske Corp.(b)(c)	0.62%	05/02/2016	50,000	49,947,042
Danske Corp.(b)(c)	0.62%	05/03/2016	100,000	99,892,375
HSBC Bank PLC(b)(c)	0.82%	08/09/2016	100,000	99,635,514
HSBC Bank PLC(b)(c)(d)	0.83%	09/06/2016	85,000	85,000,000
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.52%	03/14/2016	145,000	144,972,772
Macquarie Bank Ltd.(b)(c)	0.62%	05/10/2016	84,500	84,398,130
Macquarie Bank Ltd.(b)(c)	0.64%	05/03/2016	18,250	18,229,560
Macquarie Bank Ltd.(b)(c)	0.75%	06/29/2016	145,000	144,637,500
Mitsubishi UFJ Trust & Banking Corp.(c)	0.67%	04/19/2016	52,950	52,901,713
				1,065,768,007

Specialized Finance–3.21%
Caisse des Depots et Consignations(b)(c)	0.59%	05/25/2016	178,400	178,151,479
Caisse des Depots et Consignations(b)(c)	0.40%	03/03/2016	100,000	99,997,778
CDP Financial Inc.(b)(c)	0.59%	04/20/2016	85,000	84,930,347
CDP Financial Inc.(b)(c)	0.39%	03/01/2016	40,000	40,000,000
KfW(b)(c)	0.29%	03/01/2016	20,000	20,000,000
Nederlandse Waterschapsbank N.V.(b)(c)	0.58%	04/13/2016	65,000	64,954,969
Nederlandse Waterschapsbank N.V.(b)(c)	0.59%	05/11/2016	72,000	71,916,220
Nederlandse Waterschapsbank N.V.(b)(c)	0.35%	03/14/2016	159,700	159,679,816
				719,630,609

Thrifts & Mortgage Finance–0.45%
Nationwide Building Society(b)(c)	0.62%	05/18/2016	100,000	99,865,667
Total Commercial Paper (Cost $9,063,354,677)				9,063,354,677

Certificates of Deposit–30.66%
Bank of Montreal(c)	0.58%	04/08/2016	48,750	48,753,078
Bank of Montreal(c)(d)	0.79%	11/10/2016	200,000	200,000,000
Bank of Montreal(c)	0.44%	03/22/2016	59,400	59,400,000
Bank of Nova Scotia(c)	0.43%	04/01/2016	111,000	111,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(c)(d)	0.57%	03/09/2016	$56,000	$56,000,000
Bank of Nova Scotia(c)(d)	0.78%	09/09/2016	100,000	100,000,000
Bank of Nova Scotia(c)(d)	0.79%	09/30/2016	120,100	120,100,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.37%	03/03/2016	355,000	355,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.37%	03/07/2016	125,000	125,000,000
Canadian Imperial Bank of Commerce(c)	0.85%	08/25/2016	65,000	65,000,000
Canadian Imperial Bank of Commerce(c)	0.28%	03/01/2016	72,000	72,000,000
Canadian Imperial Bank of Commerce(c)	0.36%	03/03/2016	340,000	340,000,000
Citibank, N.A.	0.82%	08/12/2016	100,000	100,000,000
Citibank, N.A.	0.58%	04/21/2016	185,000	185,000,000
Citibank, N.A.	0.65%	05/23/2016	110,000	110,000,000
Citibank, N.A.	0.63%	06/06/2016	95,000	95,000,000
Credit Industriel et Commercial(c)	0.37%	03/02/2016	325,000	325,000,000
Credit Industriel et Commercial(c)	0.38%	03/01/2016	160,000	160,000,000
Dexia Credit Local S.A.(c)(d)	0.58%	03/23/2016	80,000	80,000,440
Dexia Credit Local S.A.(c)(d)	0.78%	08/10/2016	100,000	100,000,000
Dexia Credit Local S.A.(c)(d)	0.58%	03/24/2016	82,000	82,000,750
DNB Bank ASA(c)	0.28%	03/01/2016	148,000	148,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.60%	04/22/2016	110,000	110,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.44%	03/07/2016	60,000	60,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.60%	05/18/2016	100,000	100,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.66%	06/06/2016	135,000	135,000,000
KBC Bank N.V.(c)	0.38%	03/01/2016	215,000	215,000,000
KBC Bank N.V.(c)	0.38%	03/03/2016	340,000	340,000,000
Landesbank Hessen-Thueringen Girozentrale(c)	0.51%	03/11/2016	66,000	66,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)	0.63%	04/25/2016	185,000	185,000,000
Mizuho Bank Ltd.(c)	0.50%	03/09/2016	95,000	95,001,679
Mizuho Bank Ltd.(c)	0.61%	04/20/2016	50,000	50,000,000
Mizuho Bank Ltd.(c)	0.66%	04/18/2016	200,000	200,000,000
Nordea Bank Finland PLC(c)	0.28%	03/01/2016	106,000	106,000,000
Royal Bank of Canada(c)(d)	0.77%	10/03/2016	300,000	300,000,000
Skandinaviska Enskilda Banken AB(c)	0.29%	03/01/2016	198,000	198,000,000
Societe Generale S.A.(c)	0.62%	05/05/2016	164,000	164,000,000
Standard Chartered Bank(c)(d)	0.63%	03/08/2016	52,000	52,000,000
Standard Chartered Bank(c)	0.64%	05/02/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.65%	03/14/2016	130,000	130,006,079
Sumitomo Mitsui Trust Bank Ltd.(c)	0.67%	04/04/2016	63,000	63,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.67%	04/19/2016	140,000	140,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.68%	04/11/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.70%	04/28/2016	90,000	90,008,643
Swedbank AB(c)	0.36%	03/03/2016	340,000	340,000,000
Swedbank AB(c)	0.37%	03/01/2016	46,500	46,500,000
Toronto-Dominion Bank (The)(c)	0.46%	04/29/2016	148,000	148,000,000
Toronto-Dominion Bank (The)(c)(d)	0.68%	06/06/2016	50,000	50,000,000
Toronto-Dominion Bank (The)(c)(d)	0.68%	08/17/2016	30,000	30,000,000
UBS AG(c)	0.68%	05/31/2016	145,000	145,000,000
UBS AG(c)	0.85%	08/05/2016	85,000	85,000,000
Total Certificates of Deposit (Cost $6,880,770,669)				6,880,770,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–1.02%(e)
Credit Enhanced–0.98%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.43%	06/01/2029	$500	$500,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	09/01/2019	2,785	2,785,000
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(b)(f)	0.14%	01/01/2029	1,300	1,300,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.43%	12/01/2028	900	900,000
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP–FNMA)	0.01%	10/15/2033	1,175	1,175,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.08%	12/01/2027	2,000	2,000,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.41%	07/01/2038	800	800,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.01%	09/01/2033	18,910	18,910,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/2040	6,300	6,300,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(b)(f)	0.10%	03/01/2033	2,600	2,600,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	01/01/2033	22,390	22,390,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/2034	5,800	5,800,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/2036	1,915	1,915,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	0/01/2038	12,890	12,890,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	06/01/2037	2,380	2,380,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(c)(f)	0.10%	08/01/2027	1,000	1,000,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	03/01/2030	1,110	1,110,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.01%	06/01/2027	8,500	8,500,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/2038	2,300	2,300,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.01%	02/01/2042	3,650	3,650,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	06/01/2029	1,320	1,320,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(f)	0.01%	01/01/2037	3,450	3,450,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/2042	2,525	2,525,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(f)	0.30%	12/01/2039	735	735,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/2048	9,565	9,565,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/2030	600	600,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	09/01/2028	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.38%	03/01/2039	$1,900	$1,900,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	07/01/2038	3,100	3,100,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.01%	09/01/2040	5,515	5,515,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.02%	11/15/2031	4,000	4,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	6,800	6,800,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	1,500	1,500,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	03/01/2032	1,005	1,005,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	02/01/2028	620	620,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.03%	10/15/2038	4,000	4,000,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.03%	12/01/2032	4,606	4,606,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.48%	07/01/2040	1,970	1,970,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/2042	500	500,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/2031	3,345	3,345,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.03%	06/01/2041	7,090	7,090,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	5,600	5,600,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/15/2043	14,950	14,950,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	7,870	7,870,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.03%	09/15/2036	4,475	4,475,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/2038	5,125	5,125,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.03%	07/01/2025	8,300	8,300,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/2027	1,500	1,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/15/2034	5,105	5,105,000
				220,976,000

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp., Series M028, Class A, VRD MFH Ctfs.	0.03%	09/15/2024	8,480	8,480,000
Total Variable Rate Demand Notes (Cost $229,456,000)				229,456,000

Other Bonds & Notes–3.66%
Bank of Nova Scotia, Sr. Unsec. Notes(c)	2.90%	03/29/2016	40,000	40,073,515
GE Capital International Funding Co., Sr. Unsec. Gtd. Notes(b)	0.96%	04/15/2016	97,236	97,291,775
New York Life Global Funding, Sec. Floating Rate Notes(b)(d)	0.67%	08/05/2016	73,000	73,000,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Floating Rate Notes(d)	0.68%	10/19/2016	$235,000	$235,000,000
Unsec. Medium-Term Floating Rate Notes(d)	0.74%	10/29/2016	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Floating Rate Notes(b)(c)(d)	0.87%	11/07/2016	150,000	150,000,000
Total Other Bonds & Notes (Cost $820,365,323)				820,365,323

U.S. Treasury Securities–0.67%(a)
U.S. Treasury Bills (Cost $149,636,000)	0.49%	09/01/2016	150,000,000	149,636,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–76.39% (Cost $17,143,582,669)				17,143,582,669

			Repurchase Amount
Repurchase Agreements–24.33%(g)
Bank of Nova Scotia (The), agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,000; 0.90%-5.00%, 04/25/2017-01/01/2046)	0.32%	03/01/2016	200,001,778	200,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $250,002,153 (collateralized by U.S. government sponsored agency obligations valued at $255,000,425; 0%-6.25%, 03/08/2017-01/15/2030)	0.31%	03/01/2016	125,001,077	125,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $400,003,333 (collateralized by U.S. Treasury obligations valued at $408,000,044; 1.63%-2.25%, 06/30/2019-11/15/2025)	0.30%	03/01/2016	158,739,106	158,737,783
Citigroup Global Markets Inc., term agreement dated 12/03/2015, maturing value of $60,596,167 (collateralized by domestic and foreign non-agency asset-backed securities valued at $66,000,000; 0%-1.05%, 04/01/2030-11/19/2051)	0.98%	12/02/2016	60,596,167	60,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 3.50%-4.50%, 05/20/2045-02/01/2046)	0.32%	03/01/2016	200,001,778	200,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,064; 2.63%-3.63%, 08/15/2020-08/15/2043)	0.30%	03/01/2016	93,000,775	93,000,000
Credit Suisse Securities (USA) LLC, open agreement dated 10/07/2015, (collateralized by domestic non-agency mortgage-backed securities valued at $456,502,402; 1.59%-6.00%, 07/27/2037-12/25/2065)(c)(h)	0.98%	—	—	415,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $135,013,913 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $141,754,333; 0%-7.14%, 03/22/2017-04/10/2049)(c)(i)	0.53%	03/01/2016	135,013,913	135,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $75,009,188 (collateralized by domestic and foreign corporate obligations valued at $82,501,090; 0%-10.00%, 02/25/2018-10/29/2049)(c)(i)	0.63%	03/01/2016	75,009,188	75,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/24/2016, maturing value of $165,020,213 (collateralized by domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $181,503,082; 0%-3.82%, 03/15/2017-03/31/2045)(c)(i)	0.63%	03/02/2016	165,020,213	165,000,000
ING Financial Markets, LLC, agreement dated 02/29/2016, maturing value $75,001,063 (collateralized by domestic and foreign corporate obligations valued at $82,211,752; 1.95%-10.50%, 03/15/2018-03/15/2038)(c)	0.51%	03/01/2016	75,001,063	75,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/29/2016, maturing value of $100,000,889 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 0%-4.00%, 01/01/2034-02/01/2046)	0.32%	03/01/2016	100,000,889	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	656,057,629	656,052,162
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/26/2016, maturing value of $348,452,400 (collateralized by domestic agency mortgage-backed securities, a domestic non-agency mortgage-backed security, a domestic non-agency asset-backed security and municipal obligations valued at $361,340,310; 0%-11.08%, 06/15/2016-04/25/2055)(i)	0.78%	04/26/2016	348,452,400	348,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/29/2016, maturing value of $350,316,458 (collateralized by U.S. government sponsored agency obligations, a domestic agency mortgage-backed security, domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $370,590,324; 0%-11.08%, 10/06/2016-06/05/2115)	0.93%	04/04/2016	$350,316,458	$350,000,000
Mitsubishi UFJ Securities (USA) Inc., agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 0.75%-8.00%, 09/01/2023-01/20/2066)	0.32%	03/01/2016	200,001,778	200,000,000
RBC Capital Markets Corp., term agreement dated 02/23/2016, maturing value of $150,015,458 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $153,000,000; 0%-15.63%, 02/01/2028-09/20/2063)(c)(i)	0.53%	03/01/2016	150,015,458	150,000,000
RBC Capital Markets Corp., term agreement dated 02/26/2016, maturing value of $180,094,400 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $184,804,920; 0.80%-49.49%, 06/01/2017-09/20/2063)(c)(i)	0.59%	03/29/2016	180,094,400	180,000,000
Societe Generale, agreement dated 02/29/2016, maturing value of $150,001,500 (collateralized by domestic agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $153,000,000; 0.87%-6.50%, 05/01/2018-01/20/2062)	0.36%	03/01/2016	150,001,500	150,000,000
TD Securities (USA) LLC, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,050; 0%-9.00%, 03/03/2016-05/15/2045)	0.30%	03/01/2016	500,004,167	500,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $100,001,056 (collateralized by domestic corporate obligations valued at $105,000,001; 0%-2.00%, 03/01/2016-01/24/2028)	0.38%	03/01/2016	100,001,056	100,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $500,004,583 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50%-3.50%, 04/01/2030-09/01/2045)	0.33%	03/01/2016	500,004,583	500,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/29/2016, aggregate maturing value of $550,005,042 (collateralized by U.S. government sponsored agency obligations valued at $561,000,000; 0.64%-4.00%, 07/15/2021-03/25/2055)	0.33%	03/01/2016	349,738,534	349,735,328
Wells Fargo Securities, LLC, term agreement dated 02/26/2016, maturing value of $175,017,354 (collateralized by U.S. government sponsored agency obligations, domestic corporate obligations and sovereign debt valued at $179,495,120; 0%-10.13%, 03/01/2016-01/21/2045)(i)	0.51%	03/04/2016	175,017,354	175,000,000
Total Repurchase Agreements (Cost $5,460,525,273)				5,460,525,273
TOTAL INVESTMENTS(j)(k)–100.72% (Cost $22,604,107,942)				22,604,107,942
OTHER ASSETS LESS LIABILITIES–(0.72)%				(160,487,731)
NET ASSETS–100.00%				$22,443,620,211

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $7,237,690,536, which represented 32.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.8%; Canada: 10.3%; Japan: 10.1%; United Kingdom: 8.4%; other countries less than 5% each: 26.9%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	38.6%
8-30	8.6
31-60	21.7
61-90	11.5
91-180	12.7
181+	6.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–49.74%(a)
Asset-Backed Securities — Fully Supported–2.93%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.47%	04/05/2016	$30,000	$29,986,292
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.48%	04/12/2016	25,000	24,986,000
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.42%	03/03/2016	25,000	24,999,416
				79,971,708

Asset-Backed Securities — Fully Supported Bank–22.85%
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.50%	04/07/2016	25,000	24,987,153
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)(d)	0.61%	07/06/2016	77,000	77,000,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)(d)	0.61%	07/05/2016	10,000	10,000,000
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)	0.52%	03/07/2016	50,000	49,995,667
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.53%	03/15/2016	40,000	39,991,756
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.60%	03/07/2016	12,000	11,998,800
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.60%	03/01/2016	25,000	25,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.61%	03/21/2016	32,943	32,931,836
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.48%	04/22/2016	40,000	39,972,267
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.52%	03/11/2016	50,000	49,992,778
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.48%	03/24/2016	37,500	37,488,500
Matchpoint Finance PLC, Series A (CEP–BNP Paribas S.A.)(b)(c)	0.45%	03/01/2016	100,000	100,000,000
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/14/2016	13,000	12,997,981
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/21/2016	80,000	79,980,889
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/29/2016	10,000	9,996,655
Working Capital Management Co. (CEP–Mizuho Bank, Ltd.)(b)(c)	0.51%	04/18/2016	22,520	22,504,686
				624,838,968

Asset-Backed Securities — Multi-Purpose–2.74%
Nieuw Amsterdam Receivables Corp.(b)(c)	0.45%	04/18/2016	25,000	24,985,000
Nieuw Amsterdam Receivables Corp.(b)(c)	0.47%	03/09/2016	50,000	49,994,778
				74,979,778

Diversified Banks–5.49%
DBS Bank Ltd.(b)(c)	0.45%	03/18/2016	115,000	114,975,563
Swedbank AB(b)	0.36%	03/07/2016	35,000	34,997,900
				149,973,463

Integrated Oil & Gas–1.83%
Chevron Corp.(c)	0.43%	04/01/2016	9,500	9,496,482
Exxon Mobil Corp.	0.46%	03/15/2016	17,000	16,996,959
Total Capital Canada Ltd.(b)(c)	0.43%	03/21/2016	23,500	23,494,386
				49,987,827

Life & Health Insurance–3.15%
MetLife Short Term Funding LLC(c)	0.41%	03/02/2016	76,120	76,119,133
MetLife Short Term Funding LLC(c)	0.42%	03/04/2016	10,000	9,999,650
				86,118,783

Regional Banks–8.01%
Banque et Caisse d’Epargne de l’Etat(b)	0.45%	03/18/2016	79,000	78,983,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Banque et Caisse d’Epargne de l’Etat(b)	0.45%	03/23/2016	$40,000	$39,989,000
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.45%	04/18/2016	100,000	99,940,000
				218,912,213

Specialized Finance–2.74%
CDP Financial Inc.(b)(c)	0.50%	03/01/2016	75,000	75,000,000
Total Commercial Paper (Cost $1,359,782,740)				1,359,782,740

Certificates of Deposit–29.65%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)	0.37%	03/03/2016	20,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)	0.37%	03/07/2016	45,000	45,000,000
Canadian Imperial Bank of Commerce(b)	0.28%	03/01/2016	25,000	25,000,000
Canadian Imperial Bank of Commerce(b)	0.36%	03/03/2016	40,000	40,000,000
Credit Industriel et Commercial(b)	0.37%	03/02/2016	40,000	40,000,000
Credit Industriel et Commercial(b)	0.38%	03/01/2016	20,000	20,000,000
DNB Bank ASA(b)	0.28%	03/01/2016	137,000	137,000,000
KBC Bank N.V.(b)	0.38%	03/01/2016	30,000	30,000,000
KBC Bank N.V.(b)	0.38%	03/03/2016	40,000	40,000,000
Nordea Bank Finland PLC(b)	0.28%	03/01/2016	137,000	137,000,000
Oversea-Chinese Banking Corp. Ltd.(b)	0.48%	04/08/2016	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(b)	0.50%	03/17/2016	49,750	49,750,000
Skandinaviska Enskilda Banken AB(b)	0.29%	03/01/2016	137,000	137,000,000
Swedbank AB(b)	0.36%	03/03/2016	40,000	40,000,000
Total Certificates of Deposit (Cost $810,750,000)				810,750,000

Variable Rate Demand Notes–3.21%(e)
Credit Enhanced–3.21%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.43%	06/01/2029	2,095	2,095,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.43%	12/01/2028	2,200	2,200,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/2040	5,800	5,800,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/2036	4,335	4,335,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/2019	7,155	7,155,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	09/01/2048	1,510	1,510,000
Jets Stadium Development, LLC; Series 2007 A-4C, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.38%	04/01/2047	51,400	51,400,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	5,500	5,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.01%	08/15/2031	700	700,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.03%	10/15/2038	1,600	1,600,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	2,600	2,600,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/2038	2,825	2,825,000
Total Variable Rate Demand Notes (Cost $87,720,000)				87,720,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–0.95%
Overseas Private Investment Corp. (OPIC)–0.95%(e)
Unsec. Gtd. VRD COP Bonds	0.36%	05/15/2030	$11,960	$11,960,000
Unsec. Gtd. VRD COP Bonds	0.40%	09/20/2022	4,000	4,000,000
Unsec. Gtd. VRD COP Notes	0.40%	09/15/2022	10,000	10,000,000
Total U.S. Government Sponsored Agency Securities (Cost $25,960,000)				25,960,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.55% (Cost $2,284,212,740)				2,284,212,740

			Repurchase Amount
Repurchase Agreements–16.47%(g)
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $15,001,546 (collateralized by a domestic non-agency asset-backed security valued at $15,751,736; 0%, 11/01/2047)(b)(h)	0.53%	03/01/2016	15,001,546	15,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/24/2016, maturing value of $115,014,088 (collateralized by domestic non-agency mortgage-backed securities and a domestic non-agency asset-backed security valued at $120,750,185; 0%-3.88%, 10/27/2034-12/25/2056)(b)(h)	0.63%	03/02/2016	115,014,088	115,000,000
ING Financial Markets, LLC, agreement dated 02/29/2016, maturing value $10,000,142 (collateralized by a foreign corporate obligation valued at $10,602,967; 2.20%, 09/23/2019)(b)	0.51%	03/01/2016	10,000,142	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	65,370,280	65,369,735
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/26/2016, maturing value of $80,104,000 (collateralized by a domestic non-agency asset-backed security valued at $88,000,001; 0%, 10/03/2039)(h)	0.78%	04/26/2016	80,104,000	80,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/29/2016, maturing value of $20,018,083 (collateralized by a domestic non-agency mortgage-backed security and domestic non-agency asset-backed securities valued at $22,000,000; 0%-5.84%, 10/26/2039-06/12/2050)	0.93%	04/04/2016	20,018,083	20,000,000
RBC Capital Markets Corp., term agreement dated 02/26/2016, maturing value of $120,062,933 (collateralized by U.S. government sponsored agency obligations valued at $122,400,000; 0%-10.86%, 05/15/2027-01/20/2046)(b)(h)	0.59%	03/29/2016	120,062,933	120,000,000
Wells Fargo Securities, LLC, term agreement dated 02/26/2016, maturing value of $25,002,479 (collateralized by domestic corporate obligations valued at $26,250,000; 0%, 03/10/2016- 03/11/2016)(h)	0.51%	03/04/2016	25,002,479	25,000,000
Total Repurchase Agreements (Cost $450,369,735)				450,369,735
TOTAL INVESTMENTS(i)(j)–100.02% (Cost $2,734,582,475)				2,734,582,475
OTHER ASSETS LESS LIABILITIES–(0.02)%				(620,917)
NET ASSETS–100.00%				$2,733,961,558

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.8%; Canada: 12.8%; Sweden: 12.8%; Japan: 7.9%; Singapore: 7.9%; Netherlands: 5.7%; United Kingdom: 5.6%; Norway: 5.0%; other countries less than 5% each: 16.2%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $1,190,220,001, which represented 43.53% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
DNB Bank ASA	5.0%
Nordea Bank AB	5.0
Skandinaviska Enskilda Banken AB	5.0

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	60.3%
8-30	23.8
31-60	15.9
61-90	0.0
91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–41.96%
U.S. Treasury Bills–27.77%(a)
U.S. Treasury Bills	0.34%	05/05/2016	$600,000	$599,640,874
U.S. Treasury Bills	0.33%	05/26/2016	500,000	499,617,778
U.S. Treasury Bills	0.42%	06/02/2016	130,300	130,161,822
U.S. Treasury Bills	0.49%	06/02/2016	149,700	149,513,985
U.S. Treasury Bills	0.38%	06/09/2016	100,000	99,897,222
U.S. Treasury Bills	0.59%	06/16/2016	179,725	179,416,510
U.S. Treasury Bills	0.52%	06/23/2016	100,000	99,836,758
U.S. Treasury Bills	0.54%	06/30/2016	55,450	55,351,222
U.S. Treasury Bills	0.51%	07/07/2016	225,000	224,600,000
U.S. Treasury Bills	0.52%	07/14/2016	115,250	115,030,449
U.S. Treasury Bills	0.42%	08/18/2016	250,000	249,515,972
U.S. Treasury Bills	0.45%	08/18/2016	200,000	199,582,556
U.S. Treasury Bills	0.45%	08/25/2016	250,000	249,452,406
U.S. Treasury Bills	0.46%	08/25/2016	200,000	199,560,450
U.S. Treasury Bills	0.23%	09/15/2016	300,000	299,628,750
U.S. Treasury Bills	0.24%	09/15/2016	200,000	199,738,200
				3,550,544,954

U.S. Treasury Notes–14.19%
U.S. Treasury Floating Rate Notes(b)	0.40%	07/31/2017	350,000	349,999,282
U.S. Treasury Floating Rate Notes(b)	0.49%	10/31/2017	706,250	705,969,689
U.S. Treasury Floating Rate Notes(b)	0.59%	01/31/2018	300,000	300,217,593
U.S. Treasury Notes	1.00%	09/30/2016	150,000	150,408,452
U.S. Treasury Notes	3.13%	10/31/2016	152,492	155,138,037
U.S. Treasury Notes	2.75%	11/30/2016	150,000	152,450,452
				1,814,183,505
Total U.S. Treasury Securities (Cost $5,364,728,459)				5,364,728,459
TOTAL INVESTMENTS (excluding Repurchase Agreements)–41.96% (Cost $5,364,728,459)				5,364,728,459

			Repurchase Amount
Repurchase Agreements–58.02%(c)
BNP Paribas Securities Corp., term agreement dated 02/25/2016, maturing value of $880,059,889 (collateralized by U.S. Treasury obligations valued at $897,549,096; 1.38%-8.13%, 08/15/2019-09/30/2020)(d)	0.35%	03/03/2016	880,059,889	880,000,000
CIBC World Markets Corp., joint agreement dated 02/29/2016, aggregate maturing value of $100,000,833 (collateralized by U.S. Treasury obligations valued at $102,001,586; 1.13%-2.50%, 07/31/2019-02/15/2046)	0.30%	03/01/2016	76,960,419	76,959,778
Citigroup Global Markets Inc., term agreement dated 02/25/2016, maturing value of $500,031,111 (collateralized by U.S. Treasury obligations valued at $510,000,061; 0.38%-2.00%, 03/15/2016-08/31/2021)(d)	0.32%	03/03/2016	500,031,111	500,000,000
ING Financial Markets, LLC, term agreement dated 02/25/2016, maturing value of $790,131,183 (collateralized by U.S. Treasury obligations valued at $806,199,875; 2.25%-3.75%, 11/15/2024-11/15/2043)(d)	0.36%	03/03/2016	790,131,183	790,075,878
ING Financial Markets, LLC, term agreement dated 02/26/2016, maturing value of $220,015,600 (collateralized by a U.S. Treasury obligation valued at $224,490,000; 2.25%, 11/15/2025)(d)	0.36%	03/04/2016	220,015,600	220,000,200
Prudential Financial, Inc., agreement dated 02/29/2016, maturing value of $475,682,757 (collateralized by U.S. Treasury obligations valued at $484,802,967; 0%, 08/15/2027-08/15/2043)	0.36%	03/01/2016	475,682,757	475,678,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., term agreement dated 10/14/2015, maturing value of $250,170,139 (collateralized by U.S. Treasury obligations valued at $255,000,006; 0%-9.00%, 03/17/2016-05/15/2045)(d)	0.14%	04/06/2016	$250,170,139	$250,000,000
RBC Capital Markets Corp., term agreement dated 10/13/2015, maturing value of $250,173,056 (collateralized by U.S. Treasury obligations valued at $255,000,009; 0%-8.75%, 04/14/2016-02/15/2045)(d)	0.14%	04/08/2016	250,173,056	250,000,000
RBC Capital Markets Corp., term agreement dated 10/21/2015, maturing value of $500,400,000 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-8.00%, 03/03/2016-08/15/2043)(d)	0.16%	04/18/2016	500,400,000	500,000,000
RBC Capital Markets Corp., term agreement dated 10/22/2015, maturing value of $500,400,000 (collateralized by U.S. Treasury obligations valued at $510,000,078; 0.13%-8.75%, 03/15/2016-02/15/2043)(d)	0.16%	04/19/2016	500,400,000	500,000,000
Societe Generale, agreement dated 02/29/2016, maturing value of $500,004,722 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-8.50%, 04/07/2016-02/15/2042)	0.34%	03/01/2016	500,004,722	500,000,000
Societe Generale, term agreement dated 02/03/2016, maturing value of $550,176,458 (collateralized by U.S. Treasury obligations valued at $561,000,092; 0.13%-8.50%, 11/30/2016-02/15/2044)(d)	0.35%	03/07/2016	550,176,458	550,000,000
Societe Generale, term agreement dated 02/08/2016, maturing value of $400,116,000 (collateralized by U.S. Treasury obligations valued at $408,000,015; 0%-4.63%, 04/07/2016-02/15/2044)(d)	0.36%	03/08/2016	400,116,000	400,000,000
Societe Generale, term agreement dated 02/16/2016, maturing value of $250,068,056 (collateralized by U.S. Treasury obligations valued at $255,000,001; 0.13%-7.25%, 02/15/2017-07/15/2024) (d)	0.35%	03/15/2016	250,068,556	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $325,002,799 (collateralized by U.S. Treasury obligations valued at $331,500,025; 3.00%, 05/15/2042-11/15/2045)	0.31%	03/01/2016	325,002,799	325,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $425,003,660 (collateralized by a U.S. Treasury obligation valued at $433,500,058; 1.38%, 04/30/2020)	0.31%	03/01/2016	425,003,660	425,000,000
Wells Fargo Securities, LLC, term agreement dated 01/19/2016, maturing value of $125,051,042 (collateralized by U.S. Treasury obligations valued at $127,500,058; 3.00%-8.88%, 05/15/2017-08/15/2044)	0.35%	03/01/2016	125,051,042	125,000,000
Wells Fargo Securities, LLC, term agreement dated 02/04/2016, maturing value of $200,220,000 (collateralized by a U.S. Treasury obligation valued at $204,000,063; 1.38%, 04/30/2020)	0.44%	05/04/2016	200,220,000	200,000,000
Wells Fargo Securities, LLC, term agreement dated 02/08/2016, maturing value of $200,227,500 (collateralized by U.S. Treasury obligations valued at $204,000,063; 0.42%-3.75%, 04/30/2016-11/15/2023)	0.45%	05/09/2016	200,227,500	200,000,000
Total Repurchase Agreements (Cost $7,417,713,856)				7,417,713,856
TOTAL INVESTMENTS(e)–99.98% (Cost $12,782,442,315)				12,782,442,315
OTHER ASSETS LESS LIABILITIES–0.02%				2,745,666
NET ASSETS–100.00%				$12,785,187,981

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	54.9%
8-30	0.0
31-60	0.0
61-90	11.7
91-180	15.3
181+	18.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–40.86%
Federal Farm Credit Bank (FFCB)–7.53%
Unsec. Bonds(a)	0.40%	04/21/2016	$33,000	$32,999,788
Unsec. Bonds(a)	0.41%	05/05/2016	145,000	144,998,742
Unsec. Bonds(a)	0.46%	06/20/2017	39,325	39,281,437
Unsec. Bonds(a)	0.58%	07/21/2017	45,000	44,999,903
Unsec. Bonds(a)	0.47%	07/25/2017	35,600	35,624,024
Unsec. Bonds(a)	0.46%	10/02/2017	41,400	41,370,334
Unsec. Bonds(a)	0.48%	11/13/2017	8,000	7,986,928
Unsec. Bonds(a)	0.45%	12/27/2017	30,000	29,928,524
				377,189,680

Federal Home Loan Bank (FHLB)–23.20%
Unsec. Bonds(a)	0.37%	05/18/2016	70,000	70,000,000
Unsec. Disc. Notes(b)	0.44%	03/11/2016	5,000	4,999,389
Unsec. Disc. Notes(b)	0.44%	03/16/2016	5,000	4,999,083
Unsec. Disc. Notes(b)	0.46%	03/16/2016	50,000	49,990,417
Unsec. Disc. Notes(b)	0.44%	03/18/2016	91,320	91,301,026
Unsec. Disc. Notes(b)	0.40%	05/06/2016	75,000	74,944,450
Unsec. Disc. Notes(b)	0.47%	08/12/2016	100,000	99,788,622
Unsec. Disc. Notes(b)	0.47%	08/17/2016	150,000	149,669,042
Unsec. Disc. Notes(b)	0.49%	08/19/2016	120,000	119,720,700
Unsec. Disc. Notes(b)	0.49%	08/24/2016	110,000	109,738,567
Unsec. Disc. Notes(b)	0.50%	08/24/2016	167,500	167,094,650
Unsec. Global Bonds(a)	0.37%	08/18/2016	80,000	79,998,121
Unsec. Global Bonds(a)	0.38%	01/17/2017	80,000	79,901,075
Unsec. Global Bonds(a)	0.52%	01/23/2017	50,000	50,000,000
Unsec. Global Bonds(a)	0.45%	04/21/2017	10,000	9,994,865
				1,162,140,007

Federal Home Loan Mortgage Corp. (FHLMC)–2.43%
Unsec. Disc. Notes(b)	0.46%	08/12/2016	47,500	47,401,543
Unsec. Global Notes(a)	0.43%	01/13/2017	10,000	10,004,009
Unsec. Global Notes(a)	0.44%	04/20/2017	30,000	29,994,783
Unsec. Global Notes(a)	0.47%	04/27/2017	14,000	13,991,079
Unsec. Global Notes(a)	0.56%	07/21/2017	20,000	19,997,142
				121,388,556

Federal National Mortgage Association (FNMA)–3.95%
Unsec. Disc. Notes(b)	0.45%	08/17/2016	45,000	44,904,515
Unsec. Disc. Notes(b)	0.46%	08/17/2016	5,000	4,989,320
Unsec. Global Notes(a)	0.44%	09/08/2017	35,000	34,948,231
Unsec. Global Notes(a)	0.44%	10/05/2017	112,815	112,735,213
				197,577,279

Overseas Private Investment Corp. (OPIC)–3.75%
Unsec. Gtd., VRD COP Bonds(c)	0.42%	07/15/2025	37,000	37,000,000
Unsec. Gtd., VRD COP Bonds(c)	0.40%	07/09/2026	51,000	51,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Overseas Private Investment Corp. (OPIC)–(continued)
Gtd., VRD COP Bonds(c)	0.42%	11/15/2028	$100,000	$100,000,000
				188,000,000
Total U.S. Government Sponsored Agency Securities (Cost $2,046,295,522)				2,046,295,522

U.S. Treasury Securities–6.94%
U.S. Treasury Bills–3.95%(b)
U.S. Treasury Bills	0.11%	03/03/2016	2,900	2,899,982
U.S. Treasury Bills	0.22%	03/03/2016	10,262	10,261,877
U.S. Treasury Bills	0.42%	08/18/2016	70,000	69,864,472
U.S. Treasury Bills	0.44%	08/18/2016	5,000	4,989,717
U.S. Treasury Bills	0.45%	08/25/2016	60,000	59,868,577
U.S. Treasury Bills	0.49%	09/01/2016	50,000	49,878,667
				197,763,292

U.S. Treasury Notes–2.99%
U.S. Treasury Floating Rate Notes(a)	0.49%	10/31/2017	150,000	149,931,786
Total U.S. Treasury Securities (Cost $347,695,078)				347,695,078
TOTAL INVESTMENTS (excluding Repurchase Agreements)- 47.80% (Cost $2,393,990,600)				2,393,990,600

			Repurchase Amount
Repurchase Agreements–53.21%(d)
Bank of Nova Scotia (The), joint agreement dated 02/29/2016, aggregate maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0%-8.88%, 03/15/2016-08/15/2044)	0.30%	03/01/2016	250,002,083	250,000,000
BNP Paribas Securities Corp., term agreement dated 02/25/2016, maturing value of $300,020,417 (collateralized by U.S. Treasury obligations valued at $306,000,000; 1.38%-1.63%, 09/30/2016-09/30/2020)(e)	0.35%	03/03/2016	300,020,417	300,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $250,002,153 (collateralized by U.S. government sponsored agency obligations valued at $255,000,425; 0%-6.25%, 03/08/2017-01/15/2030)	0.31%	03/01/2016	25,000,215	25,000,000
Citigroup Global Markets Inc., joint term agreement dated 02/26/2016, aggregate maturing value of $250,015,556 (collateralized by U.S. government sponsored agency obligations valued at $255,000,073; 0%-8.25%, 06/01/2016-09/15/2065)(e)	0.32%	03/04/2016	175,010,889	175,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,064; 2.63%-3.63%, 08/15/2020-08/15/2043)	0.30%	03/01/2016	150,001,250	150,000,000
Credit Agricole Corp. & Investment Bank, joint term agreement dated 02/24/2016, aggregate maturing value of $375,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $382,500,000; 0.75%-4.75%, 09/15/2017-10/01/2045)(e)	0.34%	03/02/2016	300,019,833	300,000,000
ING Financial Markets, LLC, term agreement dated 02/16/2016, maturing value of $100,060,000 (collateralized by domestic agency mortgage-backed securities valued at $102,002,164; 1.84%-4.00%, 08/01/2026-12/01/2042)	0.45%	04/04/2016	100,060,000	100,000,000
ING Financial Markets, LLC, term agreement dated 02/25/2016, maturing value of $310,101,913 (collateralized by U.S. Treasury obligations valued at $316,408,375; 0.38%-1.38%, 06/30/2018-07/15/2025)(e)	0.36%	03/03/2016	310,101,913	310,080,208
ING Financial Markets, LLC, term agreement dated 02/26/2016, maturing value of $100,025,801 (collateralized by a U.S. Treasury obligation valued at $102,060,000; 2.25%, 11/15/2025)(e)	0.36%	03/04/2016	100,025,801	100,018,800
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	12,090,809	12,090,707
Prudential Financial, Inc., agreement dated 02/29/2016, maturing value of $233,016,080 (collateralized by U.S. Treasury obligations valued at $237,502,363; 0%, 11/15/2026-08/15/2039)	0.36%	03/01/2016	233,016,080	233,013,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., joint term agreement dated 10/27/2015, aggregate maturing value of $200,158,222 (collateralized by U.S. Treasury obligations valued at $204,000,068; 1.00%-8.75%, 05/15/2017-02/15/2046)(e)	0.16%	04/22/2016	$160,126,578	$160,000,000
Societe Generale, joint term agreement dated 02/04/2016, aggregate maturing value of $250,076,528 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $255,000,000; 0%-5.50%, 05/12/2017-01/20/2046)(e)	0.38%	03/04/2016	225,068,875	225,000,000
Societe Generale, joint term agreement dated 02/17/2016, aggregate maturing value of $200,061,222 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 0%-7.50%, 06/01/2017-04/20/2065)(e)	0.38%	03/17/2016	150,045,917	150,000,000
Societe Generale, joint term agreement dated 02/23/2016, aggregate maturing value of $115,007,603 (collateralized by domestic agency mortgage-backed securities valued at $117,300,001; 0.57%-4.50%, 09/15/2022-12/01/2045)(e)	0.34%	03/01/2016	75,004,958	75,000,000
Wells Fargo Securities, LLC, term agreement dated 02/08/2016, maturing value of $100,113,750 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $102,000,000; 0%-4.00%, 05/11/2016-12/25/2046)	0.45%	05/09/2016	100,113,750	100,000,000
Total Repurchase Agreements (Cost $2,665,203,465)				2,665,203,465
TOTAL INVESTMENTS(f)–101.01% (Cost $5,059,194,065)				5,059,194,065
OTHER ASSETS LESS LIABILITIES–(1.01)%				(50,486,136)
NET ASSETS–100.00%				$5,008,707,929

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	52.2%
8-30	3.0
31-60	2.7
61-90	7.8
91-180	19.1
181+	15.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Government TaxAdvantage Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–68.42%
Federal Farm Credit Bank (FFCB)–33.29%
Disc. Notes(a)	0.23%	03/24/2016	$5,000	$4,999,281
Disc. Notes(a)	0.25%	05/03/2016	4,700	4,697,985
Disc. Notes(a)	0.33%	05/27/2016	8,000	7,993,717
Unsec. Bonds(b)	0.45%	04/06/2016	8,000	8,000,325
Unsec. Bonds(b)	0.50%	04/20/2016	4,820	4,820,606
Unsec. Bonds(b)	0.41%	05/05/2016	5,000	4,999,956
Unsec. Bonds(b)	0.40%	05/06/2016	4,275	4,274,945
Unsec. Bonds(b)	0.46%	10/11/2016	4,085	4,083,173
Unsec. Bonds(b)	0.47%	02/13/2017	2,850	2,850,848
				46,720,836

Federal Home Loan Bank (FHLB)–31.57%
Unsec. Disc. Notes(a)	0.31%	03/01/2016	1,100	1,100,000
Unsec. Disc. Notes(a)	0.30%	03/02/2016	7,000	6,999,942
Unsec. Disc. Notes(a)	0.32%	03/02/2016	1,300	1,299,988
Unsec. Disc. Notes(a)	0.31%	03/03/2016	1,400	1,399,976
Unsec. Disc. Notes(a)	0.31%	03/08/2016	2,548	2,547,846
Unsec. Disc. Notes(a)	0.31%	03/09/2016	2,460	2,459,831
Unsec. Disc. Notes(a)	0.30%	03/11/2016	9,985	9,984,168
Unsec. Disc. Notes(a)	0.32%	03/15/2016	8,504	8,502,942
Unsec. Disc. Notes(a)	0.31%	03/17/2016	10,000	9,998,622
				44,293,315

Tennessee Valley Authority (TVA)–3.56%
Sr. Unsec. Disc. Notes(a)	0.30%	03/08/2016	5,000	4,999,708
Total U.S. Government Sponsored Agency Securities (Cost $96,013,859)				96,013,859

U.S. Treasury Securities–31.57%
U.S. Treasury Bills–31.57%(a)
U.S. Treasury Bills	0.11%	03/03/2016	7,100	7,099,956
U.S. Treasury Bills	0.22%	03/03/2016	2,738	2,737,967
U.S. Treasury Bills	0.20%	04/28/2016	7,500	7,497,632
U.S. Treasury Bills	0.27%	05/05/2016	5,000	4,997,567
U.S. Treasury Bills	0.31%	05/26/2016	2,000	1,998,557
U.S. Treasury Bills	0.40%	06/02/2016	15,000	14,984,694
U.S. Treasury Bills	0.24%	06/23/2016	5,000	4,996,200
Total U.S. Treasury Securities (Cost $44,312,573)				44,312,573
TOTAL INVESTMENTS(c)–99.99% (Cost $140,326,432)				140,326,432
OTHER ASSETS LESS LIABILITIES–0.01%				7,879
NET ASSETS–100.00%				$140,334,311

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	14.8%
8-30	31.0
31-60	14.5
61-90	20.6
91-180	14.2
181+	4.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.46%
Alabama–4.65%
Alabama (State of); Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	06/01/2016	$775	$784,269
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.02%	07/01/2040	11,100	11,100,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/2028	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/2028	10,000	10,000,000
				31,884,269

Arizona–1.02%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.01%	01/01/2046	1,630	1,630,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/2031	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/2030	2,700	2,700,000
				7,015,000

California–6.64%
California (State of) (Kindergarten-University Public Education Facilities); Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(a)(b)	0.01%	05/01/2034	2,200	2,200,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	12/01/2016	17,300	17,300,000
Los Angeles (City of); Series 2015, Unlimited Tax GO TRAN	2.00%	06/30/2016	950	955,411
Riverside (City of); Series 2011 A, Ref. Floating Rate Water RB(d)	0.16%	10/01/2035	5,800	5,800,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB(d)	0.21%	07/01/2030	11,800	11,800,000
Torrance (City of); Series 2015, Unlimited Tax GO TRAN	1.50%	06/30/2016	7,450	7,479,270
				45,534,681

Colorado–3.90%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/2031	1,525	1,525,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/2034	2,000	2,000,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/2024	770	770,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.13%	02/01/2031	6,600	6,600,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.14%	03/01/2017	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/2021	3,485	3,485,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	12/01/2024	5,235	5,235,000
				26,715,000

Delaware–0.81%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/2036	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	05/01/2036	2,850	2,850,000
				5,545,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–0.23%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.21%	01/01/2029	$1,557	$1,557,000

Florida–3.59%
Florida (State of) Board of Education;
Series 2008 C, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	3,420	3,461,450
Series 2012 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	1,000	1,012,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (INS–BHAC)(a)(e)(f)(g)	0.02%	04/01/2017	2,275	2,275,000
Orange (County of) Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	06/01/2025	500	500,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/01/2036	2,925	2,925,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/2032	14,415	14,415,000
				24,588,450

Georgia–1.73%
Columbia County School District; Series 2011, Unlimited Tax GO Bonds	5.00%	04/01/2016	1,000	1,004,069
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/2025	6,340	6,340,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	01/01/2020	900	900,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/2016	1,375	1,396,447
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.01%	09/01/2035	500	500,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/2020	1,700	1,700,000
				11,840,516

Illinois–9.21%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	03/01/2030	10,845	10,845,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	12/01/2028	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	02/01/2042	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(e)	0.10%	10/01/2017	400	400,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.01%	06/01/2040	3,280	3,280,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.08%	09/01/2024	600	600,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.11%	08/01/2030	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	06/01/2029	1,170	1,170,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.01%	12/01/2046	7,700	7,700,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.11%	06/01/2017	670	670,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	01/01/2037	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.30%	02/01/2021	800	800,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	05/01/2036	2,335	2,335,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	10/01/2033	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/2034	$4,200	$4,200,000
Monmouth (City of) (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/2035	5,120	5,120,000
				63,190,000

Indiana–4.49%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/2028	1,300	1,300,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/2037	5,500	5,500,000
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. VRD Environmental RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	10/01/2040	2,000	2,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	01/01/2035	3,215	3,215,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.01%	06/01/2035	10,000	10,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	09/01/2048	7,925	7,925,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/2019	880	880,000
				30,820,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/2031	2,000	2,000,000

Kansas–0.64%
Wichita (City of); Series 2015-272, Unlimited Tax GO Temporary Notes	2.00%	04/15/2016	4,400	4,409,482

Kentucky–0.22%
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District; Series 2009 A, Ref. Sewer & Drainage System RB	5.00%	05/15/2016	1,475	1,489,880

Louisiana–0.30%
Bossier Parishwide School District; Series 2012, Ref. School Improvement Unlimited Tax GO Bonds	4.00%	03/01/2016	950	950,000
Louisiana (State of); Series 2012 A-1, Ref. Gasoline & Fuels Tax RB	5.00%	05/01/2016	1,110	1,118,580
				2,068,580

Maryland–3.33%
Maryland (State of) (State & Local Facilities Loan of 2013); First Series 2013 A, Unlimited Tax GO Bonds	5.00%	03/01/2016	925	925,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/2028	2,760	2,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	04/01/2035	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	07/01/2041	8,635	8,635,000
Montgomery (County of); Series 2005 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	07/01/2016	3,000	3,047,968
				22,867,968

Massachusetts–0.99%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/2038	6,090	6,090,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	07/01/2038	715	715,000
				6,805,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–1.54%
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	10/01/2031	$5,305	$5,305,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/2022	5,280	5,280,000
				10,585,000

Minnesota–3.65%
Minnesota (State of); Series 2014 E, Ref. State Trunk Highway Unlimited Tax GO Bonds	3.00%	08/01/2016	7,000	7,081,440
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/2037	9,135	9,135,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	01/01/2025	290	290,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/2035	1,355	1,355,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/2033	7,175	7,175,000
				25,036,440

Missouri–1.84%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	0.02%	11/01/2037	1,125	1,125,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health Systems); Series 2013 C, VRD RB(a)	0.21%	01/01/2050	6,450	6,450,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/2019	1,060	1,060,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	11/15/2043	1,600	1,600,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA) (a)	0.01%	04/15/2027	2,370	2,370,000
				12,605,000

Nevada–0.93%
Carson City (City of) (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	09/01/2033	5,300	5,300,000
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	06/01/2039	1,085	1,085,000
				6,385,000

New Hampshire–1.04%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/2037	3,625	3,625,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/2038	3,500	3,500,000
				7,125,000

New Mexico–1.25%
Albuquerque (City of) & Bernalillo (County of) Water Utility Authority; Series 2009 A-1, Ref. Joint Water & Sewer System Improvement RB	5.00%	07/01/2016	1,250	1,269,554
New Mexico (State of); Series 2010 A, Severance Tax RB	5.00%	07/01/2016	5,075	5,155,782
New Mexico (State of) Finance Authority (Public Project Revolving Fund Program); Series 2016 A, Sr. Lien RB	2.00%	06/01/2016	2,150	2,159,722
				8,585,058

New York–5.68%
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.01%	11/01/2036	8,130	8,130,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/2049	$9,600	$9,600,000
Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/2049	8,200	8,200,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.01%	11/01/2046	9,000	9,000,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(a)(b)(c)	0.01%	11/01/2032	4,000	4,000,000
				38,930,000

North Carolina–2.97%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas HealthCare Systems); Series 2007 C, Ref. VRD RB(a)	0.01%	01/15/2037	9,300	9,300,000
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/2016	1,260	1,274,790
Guilford (County of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/2016	2,350	2,350,000
Mecklenburg (County of); Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	03/01/2016	1,020	1,020,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	06/01/2017	2,335	2,335,000
Raleigh (City of) (Combined Enterprise System); Series 2006 A, RB	5.00%	03/01/2016	1,150	1,150,000
Raleigh (City of); Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/2016	2,950	2,962,005
				20,391,795

Ohio–3.54%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	11/01/2040	1,385	1,385,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Hospital Facilities Floating Rate RB(d)	0.05%	11/15/2033	2,900	2,900,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.01%	12/01/2021	7,125	7,125,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	05/01/2026	8,400	8,400,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/2023	4,495	4,495,000
				24,305,000

Oklahoma–0.13%
Tulsa County Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/2016	900	900,530

Pennsylvania–4.22%
Allegheny (County of) Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.03%	10/01/2025	1,200	1,200,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	03/01/2030	2,235	2,235,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/2025	5,505	5,505,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	09/01/2028	2,220	2,220,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.01%	08/15/2031	3,990	3,990,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.03%	05/01/2020	1,950	1,950,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/2026	1,715	1,715,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	11/01/2029	2,600	2,600,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/2027	7,525	7,525,000
				28,940,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–2.02%
Brookland-Cayce School District No. 2; Series 2015 C, Unlimited Tax GO Bonds	3.00%	03/01/2016	$8,705	$8,705,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.16%	07/01/2017	590	590,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	03/01/2028	2,702	2,702,000
Spartanburg County School District No. 7; Series 2015 A, Unlimited Tax GO Bonds	4.00%	03/01/2016	1,830	1,830,000
				13,827,000

Tennessee–2.56%
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	07/15/2036	7,575	7,575,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Ascension Health Credit Group); Series 2001 B-1, VRD RB(a)	0.19%	11/15/2031	10,000	10,000,000
				17,575,000

Texas–9.22%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.02%	08/01/2035	14,615	14,615,000
Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/2016	1,260	1,273,898
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/2016	1,020	1,023,354
Fort Bend Independent School District; Series 2008, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	08/15/2016	1,300	1,328,235
Lewisville Independent School District; Series 2014 A, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	3.00%	08/15/2016	1,095	1,108,749
San Antonio Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	08/15/2016	1,000	1,021,719
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	04/01/2026	1,100	1,100,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/15/2050	3,500	3,500,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.02%	02/15/2028	1,750	1,750,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/2027	5,860	5,860,000
Tarrant (County of) Regional Water District;
Series 2012 A, Ref. RB	5.00%	03/01/2016	3,500	3,500,000
Series 2012, Ref. & Improvement RB	5.00%	03/01/2016	1,130	1,130,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.01%	05/01/2042	10,865	10,865,000
Travis (County of); Series 2013, Limited Tax GO Ctfs.	3.38%	03/01/2016	1,970	1,970,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/2025	13,180	13,180,000
				63,225,955

Utah–2.91%
Utah (County of) (IHC Health Services, Inc.); Series 2014 B, VRD Hospital RB(a)	0.21%	05/15/2049	6,525	6,525,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.01%	09/01/2032	11,000	11,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.06%	04/01/2042	2,450	2,450,000
				19,975,000

Vermont–0.84%
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/2034	700	700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont–(continued)
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	09/01/2038	$5,055	$5,055,000
				5,755,000

Virginia–4.90%
Alexandria (City of); Series 2011, Capital Improvement Unlimited Tax GO Bonds	5.00%	07/15/2016	2,115	2,152,876
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(c)	0.01%	12/31/2047	27,600	27,600,000
Fairfax (County of) Water Authority; Series 2013 A, Ref. RB	3.00%	04/01/2016	915	917,212
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	10/01/2030	2,700	2,700,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/2019	200	200,000
				33,570,088

Washington–3.61%
Seattle (City of); Series 2014, Ref. Drainage & Wastewater Improvement RB	4.00%	05/01/2016	1,100	1,106,935
Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	05/01/2019	1,170	1,170,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/2044	8,000	8,000,000
Washington (State of) Housing Finance Commission (Panorama City); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	04/01/2043	12,000	12,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/2020	2,475	2,475,000
				24,751,935

West Virginia–0.88%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/2034	6,000	6,000,000

Wisconsin–5.69%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.01%	10/01/2042	2,380	2,380,000
Milwaukee (City of); Series 2015 M7, School RAN	2.00%	06/30/2016	11,500	11,568,747
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/2016	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc.); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	08/15/2034	7,095	7,095,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	05/01/2030	15,410	15,410,000
Wisconsin (State of); Series 2012 2, Ref. Clean Water RB	5.00%	06/01/2016	600	607,256
				39,016,003
TOTAL INVESTMENTS(h)(i)–101.46% (Cost $695,815,630)				695,815,630
OTHER ASSETS LESS LIABILITIES–(1.46)%				(10,011,598)
NET ASSETS–100.00%				$685,804,032

Investment Abbreviations:

BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PUTTERs	– Putable Tax-Exempt Receipts

RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $13,342,000, which represented 1.95% of the Fund’s Net Assets.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	6.4%
Federal Home Loan Mortgage Corp.	6.2
Federal National Mortgage Association	6.2
Wells Fargo Bank, N.A.	5.9
U.S. Bank, N.A.	5.9
TD Bank, N.A.	5.8
Northern Trust Co.	5.5

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	83.9%
8-30	0.0
31-60	1.6
61-90	0.5
91-180	8.2
181+	5.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,143,582,669	$2,284,212,740	$5,364,728,459	$2,393,990,600	$140,326,432	$695,815,630
Repurchase agreements, at value and cost	5,460,525,273	450,369,735	7,417,713,856	2,665,203,465	—	—
Total investments, at value and cost	22,604,107,942	2,734,582,475	12,782,442,315	5,059,194,065	140,326,432	695,815,630
Cash	—	—	—	23,844,931	67,220	—
Receivable for:
Investments sold	2,401,485	5,000	27,854,897	—	—	665,002
Interest	5,382,282	171,078	5,105,215	570,392	7,233	1,058,923
Fund expenses absorbed	190,236	130,334	353,087	—	61,215	159,924
Investment for trustee deferred compensation and retirement plans	3,090,011	878,999	1,828,060	829,073	111,179	312,793
Other assets	116,445	191,396	140,305	63,693	31,836	47,960
Total assets	22,615,288,401	2,735,959,282	12,817,723,879	5,084,502,154	140,605,115	698,060,232

Liabilities:
Payable for:
Investments purchased	149,636,000	—	—	73,723,601	—	11,800,009
Amount due custodian	10,641,150	10,431	27,464,210	—	—	15,936
Dividends	7,042,735	703,092	1,832,254	891,457	23,824	5,279
Accrued fees to affiliates	461,383	199,974	907,894	145,660	93,525	43,000
Accrued trustees’ and officer’s fees and benefits	32,185	6,556	26,492	11,596	3,599	3,324
Accrued operating expenses	111,886	36,339	75,287	11,169	21,059	20,337
Trustee deferred compensation and retirement plans	3,742,851	1,041,332	2,229,761	1,010,742	128,797	368,315
Total liabilities	171,668,190	1,997,724	32,535,898	75,794,225	270,804	12,256,200
Net assets applicable to shares outstanding	$22,443,620,211	$2,733,961,558	$12,785,187,981	$5,008,707,929	$140,334,311	$685,804,032

Net assets consist of:
Shares of beneficial interest	$22,441,059,834	$2,733,087,812	$12,784,855,040	$5,008,598,424	$140,351,885	$685,953,788
Undistributed net investment income	2,468,855	872,258	(21,274)	(26,177)	(9,046)	(104,955)
Undistributed net realized gain (loss)	91,522	1,488	354,215	135,682	(8,528)	(44,801)
	$22,443,620,211	$2,733,961,558	$12,785,187,981	$5,008,707,929	$140,334,311	$685,804,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$19,350,616,042	$1,917,283,674	$6,273,721,419	$3,295,982,076	$17,000,000	$576,781,735
Private Investment Class	$209,874,644	$137,321,595	$464,674,210	$503,979,238	$4,402,797	$29,889,915
Personal Investment Class	$58,065,383	$99,353,189	$147,223,145	$8,943,577	$1,879,098	$2,731,245
Cash Management Class	$236,125,452	$396,501,369	$4,362,496,379	$138,578,152	$45,617,025	$42,442,594
Reserve Class	$130,755,458	$26,622,307	$30,685,986	$286,180,378	$68,883,100	$30,177,389
Resource Class	$10,543,447	$19,391,271	$331,809,997	$60,155,218	$2,372,701	$2,573,547
Corporate Class	$2,447,639,785	$137,488,153	$1,174,576,845	$714,889,290	$179,590	$1,207,607

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	19,348,405,760	1,917,274,456	6,273,196,808	3,295,833,750	16,995,722	576,749,244
Private Investment Class	209,850,210	137,320,975	464,636,651	503,957,597	4,401,677	29,888,222
Personal Investment Class	58,058,765	99,352,712	147,212,225	8,943,175	1,878,605	2,731,090
Cash Management Class	236,097,591	396,499,479	4,362,121,141	138,567,299	45,605,336	42,440,171
Reserve Class	130,740,969	26,622,133	30,683,432	286,168,646	68,865,475	30,175,675
Resource Class	10,542,271	19,391,182	331,782,803	60,152,501	2,372,098	2,573,402
Corporate Class	2,447,363,765	137,487,515	1,174,472,810	714,862,165	179,545	1,207,539
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$39,276,066	$4,406,046	$14,445,597	$6,349,758	$226,027	$209,757

Expenses:
Advisory fees	15,055,521	2,112,022	10,414,744	2,793,476	212,182	770,759
Administrative services fees	539,799	272,550	446,983	322,493	24,863	89,259
Custodian fees	90,387	19,308	61,293	66,159	8,066	8,856
Distribution fees:
Private Investment Class	516,818	392,494	1,097,942	1,228,129	12,881	75,725
Personal Investment Class	316,705	396,028	573,977	61,800	14,162	9,266
Cash Management Class	196,916	220,789	2,548,900	123,111	26,533	23,462
Reserve Class	786,255	212,190	172,936	1,424,173	202,217	114,830
Resource Class	17,620	20,456	332,053	83,474	2,360	3,686
Corporate Class	285,966	14,022	209,063	96,980	400	2,502
Transfer agent fees	903,446	126,721	624,885	257,048	9,157	29,090
Trustees’ and officers’ fees and benefits	345,156	77,804	241,846	106,704	15,253	29,684
Registration and filing fees	61,425	46,305	63,360	81,282	37,833	38,847
Other	437,772	115,293	279,353	340,129	47,262	50,329
Total expenses	19,553,786	4,025,982	17,067,335	6,984,958	613,169	1,246,295
Less: Fees waived	(4,368,663)	(1,944,878)	(7,116,608)	(3,104,997)	(462,359)	(1,068,465)
Net expenses	15,185,123	2,081,104	9,950,727	3,879,961	150,810	177,830
Net investment income	24,090,943	2,324,942	4,494,870	2,469,797	75,217	31,927

Realized and unrealized gain from:
Net realized gain from Investment securities	15,642	544	416,712	19,165	9,917	—
Net increase in net assets resulting from operations	$24,106,585	$2,325,486	$4,911,582	$2,488,962	$85,134	$31,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$24,090,943	$14,869,394	$2,324,942	$2,593,491
Net realized gain	15,642	164,146	544	944
Net increase in net assets resulting from operations	24,106,585	15,033,540	2,325,486	2,594,435

Distributions to shareholders from net investment income:
Institutional Class	(21,603,070)	(14,147,500)	(1,761,348)	(1,854,672)
Private Investment Class	(34,987)	(30,767)	(80,356)	(132,350)
Personal Investment Class	(9,541)	(13,561)	(54,963)	(110,282)
Cash Management Class	(306,028)	(77,398)	(302,379)	(376,417)
Reserve Class	(18,224)	(14,433)	(21,613)	(18,513)
Resource Class	(4,310)	(12,035)	(11,761)	(20,138)
Corporate Class	(2,114,783)	(573,700)	(92,498)	(81,119)
Total distributions from net investment income	(24,090,943)	(14,869,394)	(2,324,918)	(2,593,491)

Share transactions–net:
Institutional Class	3,376,529,292	(2,640,861,091)	152,620,931	(148,752,146)
Private Investment Class	(73,584,196)	(61,736,842)	(24,894,329)	10,083,327
Personal Investment Class	(57,334,039)	(65,018,703)	(18,219,967)	(40,437,932)
Cash Management Class	(221,844,735)	(226,421,761)	(87,093,375)	29,823,610
Reserve Class	(25,452,945)	(23,801,101)	(23,778,069)	34,768,990
Resource Class	(62,133,047)	(62,863,904)	(319,045)	(12,328,636)
Corporate Class	1,393,208,709	383,540,344	60,444,479	17,489,399
Net increase (decrease) in net assets resulting from share transactions	4,329,389,039	(2,697,163,058)	58,760,625	(109,353,388)
Net increase (decrease) in net assets	4,329,404,681	(2,696,998,912)	58,761,193	(109,352,444)

Net assets:
Beginning of period	18,114,215,530	20,811,214,442	2,675,200,365	2,784,552,809
End of period*	$22,443,620,211	$18,114,215,530	$2,733,961,558	$2,675,200,365
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$872,258	$872,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$4,494,870	$3,320,415	$2,469,797	$1,741,840
Net realized gain (loss)	416,712	(62,497)	19,165	116,517
Net increase in net assets resulting from operations	4,911,582	3,257,918	2,488,962	1,858,357

Distributions to shareholders from net investment income:
Institutional Class	(2,661,142)	(1,478,709)	(1,883,035)	(1,159,579)
Private Investment Class	(80,956)	(102,223)	(138,874)	(126,468)
Personal Investment Class	(26,968)	(29,788)	(4,096)	(12,667)
Cash Management Class	(1,193,495)	(1,317,452)	(80,858)	(167,941)
Reserve Class	(6,664)	(11,073)	(79,656)	(108,700)
Resource Class	(60,366)	(68,891)	(21,523)	(38,869)
Corporate Class	(465,279)	(312,279)	(261,755)	(127,616)
Total distributions from net investment income	(4,494,870)	(3,320,415)	(2,469,797)	(1,741,840)

Share transactions–net:
Institutional Class	(1,576,572,464)	369,868,233	(923,881,457)	891,380,297
Private Investment Class	3,525,513	(63,444,289)	81,408,389	75,509,267
Personal Investment Class	(14,835,299)	(350,960)	(28,223,425)	(3,981,249)
Cash Management Class	(941,979,421)	(2,293,402,486)	(84,274,931)	(247,006,196)
Reserve Class	(4,919,263)	(151,761,502)	(21,349,198)	(3,594,120)
Resource Class	7,316,221	(49,445,822)	(37,751,805)	(6,672,798)
Corporate Class	(596,102,256)	346,906,945	83,692,317	(28,642,460)
Net increase (decrease) in net assets resulting from share transactions	(3,123,566,969)	(1,841,629,881)	(930,380,110)	676,992,741
Net increase (decrease) in net assets	(3,123,150,257)	(1,841,692,378)	(930,360,945)	677,109,258

Net assets:
Beginning of period	15,908,338,238	17,750,030,616	5,939,068,874	5,261,959,616
End of period*	$12,785,187,981	$15,908,338,238	$5,008,707,929	$5,939,068,874
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$(26,177)	$(26,177)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$75,217	$152,172	$31,927	$320,850
Net realized gain	9,917	5,675	—	17,500
Net increase in net assets resulting from operations	85,134	157,847	31,927	338,350

Distributions to shareholders from net investment income:
Institutional Class	(42,884)	(109,398)	(25,982)	(243,361)
Private Investment Class	(1,366)	(5,768)	(1,487)	(14,944)
Personal Investment Class	(1,007)	(2,191)	(122)	(1,433)
Cash Management Class	(15,296)	(25,467)	(2,317)	(29,656)
Reserve Class	(13,250)	(1,334)	(1,135)	(13,465)
Resource Class	(646)	(3,530)	(181)	(2,416)
Corporate Class	(768)	(4,484)	(703)	(15,575)
Total distributions from net investment income	(75,217)	(152,172)	(31,927)	(320,850)

Share transactions–net:
Institutional Class	(88,546,410)	(22,147,472)	120,751,861	(68,021,232)
Private Investment Class	(1,581,623)	(9,595,904)	(579,080)	(3,807,802)
Personal Investment Class	(76,406)	(1,843,611)	(892,435)	(98,681)
Cash Management Class	585,020	(3,080,076)	(8,574,246)	(9,705,701)
Reserve Class	62,990,375	5,171,160	8,402,532	(5,865,164)
Resource Class	504	(1,336,302)	(1,952,773)	(989,440)
Corporate Class	(27,830,485)	(22,499,992)	(25,269,735)	(5,044,078)
Net increase (decrease) in net assets resulting from share transactions	(54,459,025)	(55,332,197)	91,886,124	(93,532,098)
Net increase (decrease) in net assets	(54,449,108)	(55,326,522)	91,886,124	(93,514,598)

Net assets:
Beginning of period	194,783,419	250,109,941	593,917,908	687,432,506
End of period*	$140,334,311	$194,783,419	$685,804,032	$593,917,908
* Includes accumulated undistributed net investment income	$(9,046)	$(9,046)	$(104,955)	$(104,955)

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

37                         Short-Term Investments Trust

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-

38                         Short-Term Investments Trust

registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

For the six months ended February 29, 2016, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

39                         Short-Term Investments Trust

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 29, 2016, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$3,171,391	$—
STIC Prime Portfolio	739,928	136,428
Treasury Portfolio	2,288,175	1,051,494
Government & Agency Portfolio	—	366,030
Government TaxAdvantage Portfolio	198,607	29,497
Tax-Free Cash Reserve Portfolio	184,678	654,316

Voluntary fee waivers for the six months ended February 29, 2016 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$94,501	$143,768	N/A	$522,027	$4,198	N/A
STIC Prime Portfolio	182,115	253,640	$107,517	170,802	10,277	$5,732
Treasury Portfolio	553,250	386,917	1,208,001	141,548	183,854	112,460
Government & Agency Portfolio	617,726	42,788	60,777	1,173,959	50,215	59,311
Government TaxAdvantage Portfolio	5,696	9,611	13,714	161,077	1,484	389
Tax-Free Cash Reserve Portfolio	37,862	6,795	18,770	99,902	2,949	2,502

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2016, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

40                         Short-Term Investments Trust

Pursuant to the agreement above, for the six months ended February 29, 2016, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$206,727	$84,455	$39,383	$102,213	N/A	N/A
STIC Prime Portfolio	156,998	105,607	44,158	27,585	$4,091	N/A
Treasury Portfolio	439,176	153,061	509,780	22,482	66,410	N/A
Government & Agency Portfolio	491,252	16,480	24,622	185,142	16,695	N/A
Government TaxAdvantage Portfolio	6,441	3,776	5,307	26,288	472	N/A
Tax-Free Cash Reserve Portfolio	37,862	2,471	4,693	14,928	737	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2016, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$259,171,921	$453,279,225	$—
STIC Prime Portfolio	118,541,842	142,726,856	—
Tax-Free Cash Reserve Portfolio	466,679,556	355,977,114	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

41                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2015 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Portfolio	$—	$—	$62,497	$—	$62,497
Government TaxAdvantage Portfolio	—	—	18,445	—	18,445
Tax-Free Cash Reserve Portfolio	14,727	30,074	—	—	44,801

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

42                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	122,870,197,623	$122,870,197,623	285,396,098,619	$285,396,098,619
Private Investment Class	510,334,896	510,334,896	1,434,632,883	1,434,632,883
Personal Investment Class	69,834,480	69,834,480	538,543,116	538,543,116
Cash Management Class	2,145,627,791	2,145,627,791	4,326,518,141	4,326,518,141
Reserve Class	206,076,476	206,076,476	1,016,989,736	1,016,989,736
Resource Class	38,210,088	38,210,088	459,622,836	459,622,836
Corporate Class	9,471,104,350	9,471,104,350	5,521,655,244	5,521,655,244

Issued as reinvestment of dividends:
Institutional Class	5,132,756	5,132,756	3,973,048	3,973,048
Private Investment Class	6,181	6,181	8,279	8,279
Personal Investment Class	4,693	4,693	11,639	11,639
Cash Management Class	93,642	93,642	31,257	31,257
Reserve Class	9,591	9,591	14,378	14,378
Resource Class	2,603	2,603	12,396	12,396
Corporate Class	270,357	270,357	225,681	225,681

Reacquired:
Institutional Class	(119,498,801,087)	(119,498,801,087)	(288,040,932,758)	(288,040,932,758)
Private Investment Class	(583,925,273)	(583,925,273)	(1,496,378,004)	(1,496,378,004)
Personal Investment Class	(127,173,212)	(127,173,212)	(603,573,458)	(603,573,458)
Cash Management Class	(2,367,566,168)	(2,367,566,168)	(4,552,971,159)	(4,552,971,159)
Reserve Class	(231,539,012)	(231,539,012)	(1,040,805,215)	(1,040,805,215)
Resource Class	(100,345,738)	(100,345,738)	(522,499,136)	(522,499,136)
Corporate Class	(8,078,165,998)	(8,078,165,998)	(5,138,340,581)	(5,138,340,581)
Net increase (decrease) in share activity	4,329,389,039	$4,329,389,039	(2,697,163,058)	$(2,697,163,058)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

43                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,003,113,393	$3,003,113,393	5,941,737,037	$5,941,737,037
Private Investment Class	667,027,756	667,027,756	1,211,080,589	1,211,080,589
Personal Investment Class	298,331,925	298,331,925	1,182,870,259	1,182,870,259
Cash Management Class	1,155,148,299	1,155,148,299	3,144,474,982	3,144,474,982
Reserve Class	157,327,888	157,327,888	210,463,689	210,463,689
Resource Class	64,748,890	64,748,890	64,359,363	64,359,363
Corporate Class	261,415,561	261,415,561	1,149,830,507	1,149,830,507

Issued as reinvestment of dividends:
Institutional Class	424,046	424,046	454,008	454,008
Private Investment Class	27,340	27,340	56,232	56,232
Personal Investment Class	21,411	21,411	68,043	68,043
Cash Management Class	74,694	74,694	71,815	71,815
Reserve Class	17,209	17,209	14,807	14,807
Resource Class	7,558	7,558	16,256	16,256
Corporate Class	47,625	47,625	71,730	71,730

Reacquired:
Institutional Class	(2,850,916,508)	(2,850,916,508)	(6,090,943,191)	(6,090,943,191)
Private Investment Class	(691,949,425)	(691,949,425)	(1,201,053,494)	(1,201,053,494)
Personal Investment Class	(316,573,303)	(316,573,303)	(1,223,376,234)	(1,223,376,234)
Cash Management Class	(1,242,316,368)	(1,242,316,368)	(3,114,723,187)	(3,114,723,187)
Reserve Class	(181,123,166)	(181,123,166)	(175,709,506)	(175,709,506)
Resource Class	(65,075,493)	(65,075,493)	(76,704,255)	(76,704,255)
Corporate Class	(201,018,707)	(201,018,707)	(1,132,412,838)	(1,132,412,838)
Net increase (decrease) in share activity	58,760,625	$58,760,625	(109,353,388)	$(109,353,388)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

44                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	7,821,438,683	$7,821,438,683	16,766,462,244	$16,766,462,244
Private Investment Class	890,870,745	890,870,745	1,901,290,280	1,901,290,280
Personal Investment Class	502,160,779	502,160,779	1,101,975,367	1,101,975,367
Cash Management Class	9,154,752,380	9,154,752,380	26,793,251,842	26,793,251,842
Reserve Class	43,134,820	43,134,820	109,204,351	109,204,351
Resource Class	155,665,944	155,665,944	329,636,954	329,636,954
Corporate Class	8,220,833,589	8,220,833,589	18,168,487,688	18,168,487,688

Issued as reinvestment of dividends:
Institutional Class	963,871	963,871	922,038	922,038
Private Investment Class	7,379	7,379	15,296	15,296
Personal Investment Class	16,154	16,154	26,774	26,774
Cash Management Class	45,602	45,602	60,767	60,767
Reserve Class	3,896	3,896	7,169	7,169
Resource Class	3,280	3,280	8,488	8,488
Corporate Class	167,634	167,634	132,198	132,198

Reacquired:
Institutional Class	(9,398,975,018)	(9,398,975,018)	(16,397,516,049)	(16,397,516,049)
Private Investment Class	(887,352,611)	(887,352,611)	(1,964,749,865)	(1,964,749,865)
Personal Investment Class	(517,012,232)	(517,012,232)	(1,102,353,101)	(1,102,353,101)
Cash Management Class	(10,096,777,403)	(10,096,777,403)	(29,086,715,095)	(29,086,715,095)
Reserve Class	(48,057,979)	(48,057,979)	(260,973,022)	(260,973,022)
Resource Class	(148,353,003)	(148,353,003)	(379,091,264)	(379,091,264)
Corporate Class	(8,817,103,479)	(8,817,103,479)	(17,821,712,941)	(17,821,712,941)
Net increase (decrease) in share activity	(3,123,566,969)	$(3,123,566,969)	(1,841,629,881)	$(1,841,629,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

45                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	18,540,389,344	$18,540,389,344	37,416,050,435	$37,416,050,435
Private Investment Class	877,051,192	877,051,192	2,115,905,376	2,115,905,376
Personal Investment Class	38,791,034	38,791,034	134,224,028	134,224,028
Cash Management Class	1,195,370,891	1,195,370,891	5,837,371,862	5,837,371,862
Reserve Class	398,647,336	398,647,336	699,303,942	699,303,942
Resource Class	278,773,112	278,773,112	1,554,415,700	1,554,415,700
Corporate Class	2,290,153,339	2,290,153,339	4,660,748,011	4,660,748,011

Issued as reinvestment of dividends:
Institutional Class	451,334	451,334	199,188	199,188
Private Investment Class	37,272	37,272	37,056	37,056
Personal Investment Class	—	—	6	6
Cash Management Class	21,186	21,186	33,044	33,044
Reserve Class	37,786	37,786	67,656	67,656
Resource Class	5,468	5,468	13,926	13,926
Corporate Class	69,144	69,144	55,261	55,261

Reacquired:
Institutional Class	(19,464,722,135)	(19,464,722,135)	(36,524,869,326)	(36,524,869,326)
Private Investment Class	(795,680,075)	(795,680,075)	(2,040,433,165)	(2,040,433,165)
Personal Investment Class	(67,014,459)	(67,014,459)	(138,205,283)	(138,205,283)
Cash Management Class	(1,279,667,008)	(1,279,667,008)	(6,084,411,102)	(6,084,411,102)
Reserve Class	(420,034,320)	(420,034,320)	(702,965,718)	(702,965,718)
Resource Class	(316,530,385)	(316,530,385)	(1,561,102,424)	(1,561,102,424)
Corporate Class	(2,206,530,166)	(2,206,530,166)	(4,689,445,732)	(4,689,445,732)
Net increase (decrease) in share activity	(930,380,110)	$(930,380,110)	676,992,741	$676,992,741

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	140,583,594	$140,583,594	368,612,267	$368,612,267
Private Investment Class	1,046,890	1,046,890	71,398,479	71,398,479
Personal Investment Class	6,547,359	6,547,359	8,341,042	8,341,042
Cash Management Class	29,139,800	29,139,800	87,930,861	87,930,861
Reserve Class	107,718,530	107,718,530	14,172,451	14,172,451
Resource Class	41	41	17,934,744	17,934,744
Corporate Class	8,418,335	8,418,335	187,300,005	187,300,005

Issued as reinvestment of dividends:
Institutional Class	27,576	27,576	84,605	84,605
Private Investment Class	556	556	3,065	3,065
Cash Management Class	12,015	12,015	24,731	24,731
Reserve Class	6,988	6,988	1,197	1,197
Resource Class	463	463	3,214	3,214
Corporate Class	1,203	1,203	4,203	4,203

Reacquired:
Institutional Class	(229,157,580)	(229,157,580)	(390,844,344)	(390,844,344)
Private Investment Class	(2,629,069)	(2,629,069)	(80,997,448)	(80,997,448)
Personal Investment Class	(6,623,765)	(6,623,765)	(10,184,653)	(10,184,653)
Cash Management Class	(28,566,795)	(28,566,795)	(91,035,668)	(91,035,668)
Reserve Class	(44,735,143)	(44,735,143)	(9,002,488)	(9,002,488)
Resource Class	—	—	(19,274,260)	(19,274,260)
Corporate Class	(36,250,023)	(36,250,023)	(209,804,200)	(209,804,200)
Net increase (decrease) in share activity	(54,459,025)	$(54,459,025)	(55,332,197)	$(55,332,197)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

47                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	576,859,284	$576,859,284	1,022,223,755	$1,022,223,755
Private Investment Class	23,529,218	23,529,218	48,653,591	48,653,591
Personal Investment Class	2,234,174	2,234,174	5,529,842	5,529,842
Cash Management Class	29,960,256	29,960,256	85,609,129	85,609,129
Reserve Class	34,804,336	34,804,336	57,041,089	57,041,089
Resource Class	71,708	71,708	2,830,839	2,830,839
Corporate Class	1,175,406	1,175,406	—	—

Issued as reinvestment of dividends:
Institutional Class	3,153	3,153	35,799	35,799
Private Investment Class	1,399	1,399	13,990	13,990
Personal Investment Class	11	11	651	651
Cash Management Class	1,135	1,135	13,598	13,598
Reserve Class	1,086	1,086	13,480	13,480
Resource Class	195	195	2,430	2,430
Corporate Class	916	916	15,648	15,648

Reacquired:
Institutional Class	(456,110,576)	(456,110,576)	(1,090,280,786)	(1,090,280,786)
Private Investment Class	(24,109,697)	(24,109,697)	(52,475,383)	(52,475,383)
Personal Investment Class	(3,126,620)	(3,126,620)	(5,629,174)	(5,629,174)
Cash Management Class	(38,535,637)	(38,535,637)	(95,328,428)	(95,328,428)
Reserve Class	(26,402,890)	(26,402,890)	(62,919,733)	(62,919,733)
Resource Class	(2,024,676)	(2,024,676)	(3,822,709)	(3,822,709)
Corporate Class	(26,446,057)	(26,446,057)	(5,059,726)	(5,059,726)
Net increase (decrease) in share activity	91,886,124	$91,886,124	(93,532,098)	$(93,532,098)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

48                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/29/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.12%	$19,350,616	0.14	%(c)	0.17	%(c)	0.25	%(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	15,974,126	0.14		0.17		0.08
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	18,614,857	0.14		0.17		0.07
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.12	18,681,986	0.14		0.17		0.12
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	16,051,708	0.14		0.18		0.15
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.15	15,240,109	0.14		0.17		0.15
STIC Prime Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	1,917,284	0.14	(c)	0.20	(c)	0.17	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	1,764,662	0.07		0.19		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	1,913,414	0.06		0.19		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	2,012,517	0.10		0.19		0.09
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.09	2,337,469	0.12		0.20		0.08
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.10	1,892,173	0.13		0.19		0.10
Treasury Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	6,273,721	0.12	(c)	0.17	(c)	0.09	(c)
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	7,850,084	0.06		0.17		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	7,480,210	0.04		0.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	7,421,436	0.09		0.18		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	7,014,482	0.08		0.18		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	5,180,618	0.11		0.18		0.03
Government & Agency Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	3,295,982	0.13	(c)	0.14	(c)	0.10	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	4,219,860	0.08		0.13		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	3,328,391	0.06		0.13		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,439,499	0.11		0.14		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	3,772,429	0.10		0.13		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,655,734	0.11		0.13		0.05
Government TaxAdvantage Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	17,000	0.11	(c)	0.33	(c)	0.10	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	105,550	0.00		0.33		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	127,700	0.02		0.29		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	744,577	0.06		0.20		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	431,857	0.07		0.22		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	376,002	0.10		0.26		0.04
Tax-Free Cash Reserve Portfolio
Six months ended 02/29/16	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.00	576,782	0.05	(c)	0.31	(c)	0.01	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	456,027	0.03		0.31		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	524,034	0.04		0.30		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	516,166	0.10		0.30		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	495,297	0.13		0.30		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.06	502,025	0.23		0.29		0.06

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $17,402,799, $1,966,218, $6,471,260, $3,839,139, $105,291 and $526,299 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

49                         Short-Term Investments Trust

Note 10-Subsequent Event

Effective June 1, 2016, the Board has approved a change in the advisory fee rate under the master investment advisory agreement for Tax-Free Cash Reserve Portfolio to an annual rate of 0.20% of the Fund’s average daily net assets.

In addition, effective June 1, 2016, the Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government TaxAdvantage Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

50                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Institutional Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,001.20	$0.70	$1,024.17	$0.70	0.14%
STIC Prime Portfolio	1,000.00	1,000.90	0.70	1,024.17	0.70	0.14
Treasury Portfolio	1,000.00	1,000.40	0.60	1,024.27	0.60	0.12
Government & Agency Portfolio	1,000.00	1,000.50	0.65	1,024.22	0.65	0.13
Government TaxAdvantage Portfolio	1,000.00	1,000.40	0.55	1,024.32	0.55	0.11
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.25	1,024.61	0.25	0.05

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2015, through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

51                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-SAR-1	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016

Personal Investment Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

32	Financial Statements

37	Notes to Financial Statements

49	Financial Highlights

51	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2016, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Personal Investment Class data as of 2/29/16

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	14 - 42 days	33 days	52 days	$58.0 million
STIC Prime	7 - 19 days	11 days	13 days	99.3 million
Treasury	29 - 54 days	49 days	113 days	147.2 million
Government & Agency	24 - 52 days	40 days	115 days	8.9 million
Government TaxAdvantage	25 - 58 days	35 days	55 days	1.8 million
Tax-Free Cash Reserve	24 - 38 days	29 days	29 days	2.7 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                         Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Money market investors cheered in December when the US Federal Reserve raised the federal funds target rate after holding it near zero for seven years in the aftermath of the financial crisis. Moderate economic growth, improvement in employment and the need to remove “emergency accommodation” were the primary reasons for the Fed’s action. More rate hikes are expected, but at a slower pace than past Fed regimes.

    The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in 2014, which are set to be fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements as updates are available.

    For more than 30 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors.

    Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

3                          Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–40.38%(a)
Asset-Backed Securities — Consumer Receivables–3.51%
Old Line Funding, LLC(b)	0.65%	04/18/2016	$43,000	$42,962,733
Old Line Funding, LLC(b)	0.65%	04/25/2016	66,000	65,934,458
Old Line Funding, LLC(b)	0.73%	05/26/2016	190,000	189,668,662
Old Line Funding, LLC(b)	0.77%	05/09/2016	85,000	84,874,554
Thunder Bay Funding, LLC(b)	0.64%	05/18/2016	115,000	114,840,533
Thunder Bay Funding, LLC(b)	0.65%	04/18/2016	95,000	94,917,667
Thunder Bay Funding, LLC(b)	0.65%	04/18/2016	65,000	64,943,667
Thunder Bay Funding, LLC(b)	0.72%	06/01/2016	91,000	90,832,560
Thunder Bay Funding, LLC(b)	0.77%	05/12/2016	40,000	39,938,400
				788,913,234

Asset-Backed Securities — Fully Supported–2.41%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/04/2016	75,000	74,956,083
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/06/2016	148,000	147,908,240
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/18/2016	33,000	32,972,720
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	05/19/2016	100,000	99,863,945
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.60%	04/20/2016	75,000	74,937,500
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.61%	06/02/2016	110,000	109,826,658
				540,465,146

Asset-Backed Securities — Fully Supported Bank–12.88%
Anglesea Funding LLC (Multi-CEP’s)(b)(c)(d)	0.70%	07/06/2016	25,000	25,000,000
Anglesea Funding LLC (Multi-CEP’s)(b)(c)(d)	0.70%	07/18/2016	133,000	133,000,000
Barton Capital S.A. (CEP–Societe Generale S.A)(b)(c)(d)	0.61%	07/07/2016	75,000	75,000,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.62%	04/06/2016	50,000	49,969,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.63%	05/11/2016	100,000	99,875,750
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.62%	04/01/2016	49,000	48,973,839
Bennington Stark Capital Co. (CEP–Societe Generale S.A.)(b)(c)	0.67%	04/01/2016	50,000	49,971,153
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.62%	04/18/2016	50,000	49,958,667
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.66%	05/03/2016	31,500	31,463,617
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.50%	03/16/2016	48,000	47,990,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.63%	04/04/2016	170,000	169,898,850
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.63%	04/13/2016	66,000	65,950,335
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(d)	0.68%	07/14/2016	97,000	97,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(d)	0.78%	08/22/2016	73,000	73,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.81%	08/05/2016	100,000	99,646,750
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.48%	04/25/2016	100,000	99,926,667
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.48%	04/20/2016	100,000	99,933,333
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(d)	0.63%	03/01/2016	15,000	15,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(d)	0.68%	07/22/2016	60,000	60,000,000
Crown Point Capital Co., LLC, Series A (Multi-CEP’s)(b)(c)(d)	0.94%	07/28/2016	50,000	50,000,000
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)(c)	0.60%	05/25/2016	180,000	179,745,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Institutional Secured Funding Ltd (Multi-CEP’s)(b)(c)	0.60%	03/08/2016	$21,000	$20,997,550
Institutional Secured Funding Ltd (Multi-CEP’s)(b)(c)	0.70%	04/21/2016	20,000	19,980,167
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.68%	06/21/2016	44,000	43,906,915
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.62%	04/11/2016	64,000	63,954,809
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.65%	04/12/2016	105,000	104,920,375
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.50%	04/04/2016	62,500	62,470,486
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.54%	03/14/2016	50,359	50,349,180
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.52%	03/08/2016	49,595	49,589,985
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/13/2016	35,500	35,471,590
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/14/2016	22,000	21,981,985
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/18/2016	36,000	35,967,840
Matchpoint Finance PLC (CEP–BNP Paribas S.A)(b)(c)	0.45%	03/01/2016	70,000	70,000,000
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	0.63%	04/04/2016	59,000	58,964,895
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.37%	03/04/2016	135,000	134,995,838
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/30/2016	76,106	76,079,637
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/21/2016	100,000	99,976,111
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/29/2016	120,000	119,959,866
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	0.62%	04/26/2016	75,000	74,927,667
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.78%	07/06/2016	25,000	25,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.78%	07/07/2016	99,750	99,750,000
				2,890,547,857

Asset-Backed Securities — Multi-Purpose–1.97%
CHARTA, LLC(b)	0.83%	07/06/2016	66,000	65,806,748
CRC Funding, LLC(b)	0.45%	03/23/2016	25,000	24,993,125
CRC Funding, LLC(b)	0.45%	03/24/2016	50,000	49,985,625
Nieuw Amsterdam Receivables Corp.(b)(c)	0.60%	04/05/2016	35,000	34,979,583
Nieuw Amsterdam Receivables Corp.(b)(c)	0.52%	04/07/2016	65,000	64,965,261
Nieuw Amsterdam Receivables Corp.(b)(c)	0.60%	04/29/2016	72,000	71,929,200
Nieuw Amsterdam Receivables Corp.(b)(c)	0.47%	03/09/2016	28,750	28,746,997
Versailles Commercial Paper LLC(b)(d)	0.58%	10/14/2016	100,000	100,000,000
				441,406,539

Consumer Finance–0.44%
Toyota Motor Credit Corp.(c)	0.71%	08/10/2016	100,000	99,680,500

Diversified Banks–10.23%
ANZ New Zealand Int’l Ltd.(b)(c)	0.33%	03/18/2016	144,150	144,127,537
BNP Paribas S.A.(c)	0.38%	03/03/2016	250,000	249,994,722
Commonwealth Bank of Australia(b)(c)(d)	0.78%	08/22/2016	73,000	73,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.56%	05/13/2016	20,000	19,999,544
Commonwealth Bank of Australia(b)(c)(d)	0.56%	05/20/2016	50,000	50,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.57%	05/19/2016	46,000	45,999,106
Commonwealth Bank of Australia(b)(c)(d)	0.58%	05/26/2016	40,000	39,995,713
Commonwealth Bank of Australia(b)(c)(d)	0.60%	03/07/2016	40,000	40,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.60%	03/04/2016	28,000	28,000,000
Credit Agricole Corporate & Investment Bank(c)	0.30%	03/01/2016	65,000	65,000,000
ING (US) Funding LLC(c)	0.60%	04/01/2016	32,300	32,283,312
ING (US) Funding LLC(c)	0.61%	04/05/2016	70,000	69,958,486
ING (US) Funding LLC(c)	0.61%	04/12/2016	110,000	109,921,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
ING (US) Funding LLC(c)	0.67%	06/01/2016	$135,000	$134,769,655
ING (US) Funding LLC(c)	0.67%	06/13/2016	90,000	89,825,800
Mizuho Bank Ltd.(b)(c)	0.61%	05/23/2016	150,000	149,789,041
Natixis(c)	0.65%	04/06/2016	300,000	299,805,000
Standard Chartered Bank(b)(c)	0.62%	04/18/2016	100,000	99,917,333
Standard Chartered Bank(b)(c)	0.70%	05/27/2016	145,000	144,754,708
Standard Chartered Bank(b)(c)	0.42%	03/01/2016	109,000	109,000,000
Standard Chartered Bank(b)(c)	0.50%	03/21/2016	140,000	139,961,111
Swedbank AB(c)	0.36%	03/07/2016	70,000	69,995,800
Westpac Banking Corp.(b)(c)(d)	0.74%	08/08/2016	91,000	91,000,000
				2,297,098,585

Integrated Oil & Gas–0.53%
Exxon Mobil Corp.	0.46%	03/15/2016	120,000	119,978,533

Regional Banks–4.75%
ASB Finance Ltd.(b)	0.33%	03/04/2016	100,000	99,997,292
Banque et Caisse d’Epargne de l’Etat(c)	0.51%	04/01/2016	30,000	29,986,825
BNZ International Funding Ltd.(b)(c)	0.46%	04/22/2016	61,300	61,259,270
Danske Corp.(b)(c)	0.55%	05/02/2016	95,000	94,910,014
Danske Corp.(b)(c)	0.62%	05/02/2016	50,000	49,947,042
Danske Corp.(b)(c)	0.62%	05/03/2016	100,000	99,892,375
HSBC Bank PLC(b)(c)	0.82%	08/09/2016	100,000	99,635,514
HSBC Bank PLC(b)(c)(d)	0.83%	09/06/2016	85,000	85,000,000
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.52%	03/14/2016	145,000	144,972,772
Macquarie Bank Ltd.(b)(c)	0.62%	05/10/2016	84,500	84,398,130
Macquarie Bank Ltd.(b)(c)	0.64%	05/03/2016	18,250	18,229,560
Macquarie Bank Ltd.(b)(c)	0.75%	06/29/2016	145,000	144,637,500
Mitsubishi UFJ Trust & Banking Corp.(c)	0.67%	04/19/2016	52,950	52,901,713
				1,065,768,007

Specialized Finance–3.21%
Caisse des Depots et Consignations(b)(c)	0.59%	05/25/2016	178,400	178,151,479
Caisse des Depots et Consignations(b)(c)	0.40%	03/03/2016	100,000	99,997,778
CDP Financial Inc.(b)(c)	0.59%	04/20/2016	85,000	84,930,347
CDP Financial Inc.(b)(c)	0.39%	03/01/2016	40,000	40,000,000
KfW(b)(c)	0.29%	03/01/2016	20,000	20,000,000
Nederlandse Waterschapsbank N.V.(b)(c)	0.58%	04/13/2016	65,000	64,954,969
Nederlandse Waterschapsbank N.V.(b)(c)	0.59%	05/11/2016	72,000	71,916,220
Nederlandse Waterschapsbank N.V.(b)(c)	0.35%	03/14/2016	159,700	159,679,816
				719,630,609

Thrifts & Mortgage Finance–0.45%
Nationwide Building Society(b)(c)	0.62%	05/18/2016	100,000	99,865,667
Total Commercial Paper (Cost $9,063,354,677)				9,063,354,677

Certificates of Deposit–30.66%
Bank of Montreal(c)	0.58%	04/08/2016	48,750	48,753,078
Bank of Montreal(c)(d)	0.79%	11/10/2016	200,000	200,000,000
Bank of Montreal(c)	0.44%	03/22/2016	59,400	59,400,000
Bank of Nova Scotia(c)	0.43%	04/01/2016	111,000	111,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(c)(d)	0.57%	03/09/2016	$56,000	$56,000,000
Bank of Nova Scotia(c)(d)	0.78%	09/09/2016	100,000	100,000,000
Bank of Nova Scotia(c)(d)	0.79%	09/30/2016	120,100	120,100,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.37%	03/03/2016	355,000	355,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.37%	03/07/2016	125,000	125,000,000
Canadian Imperial Bank of Commerce(c)	0.85%	08/25/2016	65,000	65,000,000
Canadian Imperial Bank of Commerce(c)	0.28%	03/01/2016	72,000	72,000,000
Canadian Imperial Bank of Commerce(c)	0.36%	03/03/2016	340,000	340,000,000
Citibank, N.A.	0.82%	08/12/2016	100,000	100,000,000
Citibank, N.A.	0.58%	04/21/2016	185,000	185,000,000
Citibank, N.A.	0.65%	05/23/2016	110,000	110,000,000
Citibank, N.A.	0.63%	06/06/2016	95,000	95,000,000
Credit Industriel et Commercial(c)	0.37%	03/02/2016	325,000	325,000,000
Credit Industriel et Commercial(c)	0.38%	03/01/2016	160,000	160,000,000
Dexia Credit Local S.A.(c)(d)	0.58%	03/23/2016	80,000	80,000,440
Dexia Credit Local S.A.(c)(d)	0.78%	08/10/2016	100,000	100,000,000
Dexia Credit Local S.A.(c)(d)	0.58%	03/24/2016	82,000	82,000,750
DNB Bank ASA(c)	0.28%	03/01/2016	148,000	148,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.60%	04/22/2016	110,000	110,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.44%	03/07/2016	60,000	60,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.60%	05/18/2016	100,000	100,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.66%	06/06/2016	135,000	135,000,000
KBC Bank N.V.(c)	0.38%	03/01/2016	215,000	215,000,000
KBC Bank N.V.(c)	0.38%	03/03/2016	340,000	340,000,000
Landesbank Hessen-Thueringen Girozentrale(c)	0.51%	03/11/2016	66,000	66,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)	0.63%	04/25/2016	185,000	185,000,000
Mizuho Bank Ltd.(c)	0.50%	03/09/2016	95,000	95,001,679
Mizuho Bank Ltd.(c)	0.61%	04/20/2016	50,000	50,000,000
Mizuho Bank Ltd.(c)	0.66%	04/18/2016	200,000	200,000,000
Nordea Bank Finland PLC(c)	0.28%	03/01/2016	106,000	106,000,000
Royal Bank of Canada(c)(d)	0.77%	10/03/2016	300,000	300,000,000
Skandinaviska Enskilda Banken AB(c)	0.29%	03/01/2016	198,000	198,000,000
Societe Generale S.A.(c)	0.62%	05/05/2016	164,000	164,000,000
Standard Chartered Bank(c)(d)	0.63%	03/08/2016	52,000	52,000,000
Standard Chartered Bank(c)	0.64%	05/02/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.65%	03/14/2016	130,000	130,006,079
Sumitomo Mitsui Trust Bank Ltd.(c)	0.67%	04/04/2016	63,000	63,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.67%	04/19/2016	140,000	140,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.68%	04/11/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.70%	04/28/2016	90,000	90,008,643
Swedbank AB(c)	0.36%	03/03/2016	340,000	340,000,000
Swedbank AB(c)	0.37%	03/01/2016	46,500	46,500,000
Toronto-Dominion Bank (The)(c)	0.46%	04/29/2016	148,000	148,000,000
Toronto-Dominion Bank (The)(c)(d)	0.68%	06/06/2016	50,000	50,000,000
Toronto-Dominion Bank (The)(c)(d)	0.68%	08/17/2016	30,000	30,000,000
UBS AG(c)	0.68%	05/31/2016	145,000	145,000,000
UBS AG(c)	0.85%	08/05/2016	85,000	85,000,000
Total Certificates of Deposit (Cost $6,880,770,669)				6,880,770,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–1.02%(e)
Credit Enhanced–0.98%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.43%	06/01/2029	$500	$500,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	09/01/2019	2,785	2,785,000
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(b)(f)	0.14%	01/01/2029	1,300	1,300,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.43%	12/01/2028	900	900,000
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP–FNMA)	0.01%	10/15/2033	1,175	1,175,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.08%	12/01/2027	2,000	2,000,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.41%	07/01/2038	800	800,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.01%	09/01/2033	18,910	18,910,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/2040	6,300	6,300,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(b)(f)	0.10%	03/01/2033	2,600	2,600,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	01/01/2033	22,390	22,390,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/2034	5,800	5,800,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/2036	1,915	1,915,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	0/01/2038	12,890	12,890,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	06/01/2037	2,380	2,380,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(c)(f)	0.10%	08/01/2027	1,000	1,000,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	03/01/2030	1,110	1,110,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.01%	06/01/2027	8,500	8,500,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/2038	2,300	2,300,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.01%	02/01/2042	3,650	3,650,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	06/01/2029	1,320	1,320,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(f)	0.01%	01/01/2037	3,450	3,450,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/2042	2,525	2,525,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(f)	0.30%	12/01/2039	735	735,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/2048	9,565	9,565,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/2030	600	600,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	09/01/2028	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.38%	03/01/2039	$1,900	$1,900,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	07/01/2038	3,100	3,100,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.01%	09/01/2040	5,515	5,515,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.02%	11/15/2031	4,000	4,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	6,800	6,800,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	1,500	1,500,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	03/01/2032	1,005	1,005,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	02/01/2028	620	620,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.03%	10/15/2038	4,000	4,000,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.03%	12/01/2032	4,606	4,606,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.48%	07/01/2040	1,970	1,970,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/2042	500	500,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/2031	3,345	3,345,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.03%	06/01/2041	7,090	7,090,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	5,600	5,600,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/15/2043	14,950	14,950,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	7,870	7,870,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.03%	09/15/2036	4,475	4,475,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/2038	5,125	5,125,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.03%	07/01/2025	8,300	8,300,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/2027	1,500	1,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/15/2034	5,105	5,105,000
				220,976,000

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp., Series M028, Class A, VRD MFH Ctfs.	0.03%	09/15/2024	8,480	8,480,000
Total Variable Rate Demand Notes (Cost $229,456,000)				229,456,000

Other Bonds & Notes–3.66%
Bank of Nova Scotia, Sr. Unsec. Notes(c)	2.90%	03/29/2016	40,000	40,073,515
GE Capital International Funding Co., Sr. Unsec. Gtd. Notes(b)	0.96%	04/15/2016	97,236	97,291,775
New York Life Global Funding, Sec. Floating Rate Notes(b)(d)	0.67%	08/05/2016	73,000	73,000,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Floating Rate Notes(d)	0.68%	10/19/2016	$235,000	$235,000,000
Unsec. Medium-Term Floating Rate Notes(d)	0.74%	10/29/2016	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Floating Rate Notes(b)(c)(d)	0.87%	11/07/2016	150,000	150,000,000
Total Other Bonds & Notes (Cost $820,365,323)				820,365,323

U.S. Treasury Securities–0.67%(a)
U.S. Treasury Bills (Cost $149,636,000)	0.49%	09/01/2016	150,000,000	149,636,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–76.39% (Cost $17,143,582,669)				17,143,582,669

			Repurchase Amount
Repurchase Agreements–24.33%(g)
Bank of Nova Scotia (The), agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,000; 0.90%-5.00%, 04/25/2017-01/01/2046)	0.32%	03/01/2016	200,001,778	200,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $250,002,153 (collateralized by U.S. government sponsored agency obligations valued at $255,000,425; 0%-6.25%, 03/08/2017-01/15/2030)	0.31%	03/01/2016	125,001,077	125,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $400,003,333 (collateralized by U.S. Treasury obligations valued at $408,000,044; 1.63%-2.25%, 06/30/2019-11/15/2025)	0.30%	03/01/2016	158,739,106	158,737,783
Citigroup Global Markets Inc., term agreement dated 12/03/2015, maturing value of $60,596,167 (collateralized by domestic and foreign non-agency asset-backed securities valued at $66,000,000; 0%-1.05%, 04/01/2030-11/19/2051)	0.98%	12/02/2016	60,596,167	60,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 3.50%-4.50%, 05/20/2045-02/01/2046)	0.32%	03/01/2016	200,001,778	200,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,064; 2.63%-3.63%, 08/15/2020-08/15/2043)	0.30%	03/01/2016	93,000,775	93,000,000
Credit Suisse Securities (USA) LLC, open agreement dated 10/07/2015, (collateralized by domestic non-agency mortgage-backed securities valued at $456,502,402; 1.59%-6.00%, 07/27/2037-12/25/2065)(c)(h)	0.98%	—	—	415,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $135,013,913 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $141,754,333; 0%-7.14%, 03/22/2017-04/10/2049)(c)(i)	0.53%	03/01/2016	135,013,913	135,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $75,009,188 (collateralized by domestic and foreign corporate obligations valued at $82,501,090; 0%-10.00%, 02/25/2018-10/29/2049)(c)(i)	0.63%	03/01/2016	75,009,188	75,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/24/2016, maturing value of $165,020,213 (collateralized by domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $181,503,082; 0%-3.82%, 03/15/2017-03/31/2045)(c)(i)	0.63%	03/02/2016	165,020,213	165,000,000
ING Financial Markets, LLC, agreement dated 02/29/2016, maturing value $75,001,063 (collateralized by domestic and foreign corporate obligations valued at $82,211,752; 1.95%-10.50%, 03/15/2018-03/15/2038)(c)	0.51%	03/01/2016	75,001,063	75,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/29/2016, maturing value of $100,000,889 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 0%-4.00%, 01/01/2034-02/01/2046)	0.32%	03/01/2016	100,000,889	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	656,057,629	656,052,162
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/26/2016, maturing value of $348,452,400 (collateralized by domestic agency mortgage-backed securities, a domestic non-agency mortgage-backed security, a domestic non-agency asset-backed security and municipal obligations valued at $361,340,310; 0%-11.08%, 06/15/2016-04/25/2055)(i)	0.78%	04/26/2016	348,452,400	348,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/29/2016, maturing value of $350,316,458 (collateralized by U.S. government sponsored agency obligations, a domestic agency mortgage-backed security, domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $370,590,324; 0%-11.08%, 10/06/2016-06/05/2115)	0.93%	04/04/2016	$350,316,458	$350,000,000
Mitsubishi UFJ Securities (USA) Inc., agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 0.75%-8.00%, 09/01/2023-01/20/2066)	0.32%	03/01/2016	200,001,778	200,000,000
RBC Capital Markets Corp., term agreement dated 02/23/2016, maturing value of $150,015,458 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $153,000,000; 0%-15.63%, 02/01/2028-09/20/2063)(c)(i)	0.53%	03/01/2016	150,015,458	150,000,000
RBC Capital Markets Corp., term agreement dated 02/26/2016, maturing value of $180,094,400 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $184,804,920; 0.80%-49.49%, 06/01/2017-09/20/2063)(c)(i)	0.59%	03/29/2016	180,094,400	180,000,000
Societe Generale, agreement dated 02/29/2016, maturing value of $150,001,500 (collateralized by domestic agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $153,000,000; 0.87%-6.50%, 05/01/2018-01/20/2062)	0.36%	03/01/2016	150,001,500	150,000,000
TD Securities (USA) LLC, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,050; 0%-9.00%, 03/03/2016-05/15/2045)	0.30%	03/01/2016	500,004,167	500,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $100,001,056 (collateralized by domestic corporate obligations valued at $105,000,001; 0%-2.00%, 03/01/2016-01/24/2028)	0.38%	03/01/2016	100,001,056	100,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $500,004,583 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50%-3.50%, 04/01/2030-09/01/2045)	0.33%	03/01/2016	500,004,583	500,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/29/2016, aggregate maturing value of $550,005,042 (collateralized by U.S. government sponsored agency obligations valued at $561,000,000; 0.64%-4.00%, 07/15/2021-03/25/2055)	0.33%	03/01/2016	349,738,534	349,735,328
Wells Fargo Securities, LLC, term agreement dated 02/26/2016, maturing value of $175,017,354 (collateralized by U.S. government sponsored agency obligations, domestic corporate obligations and sovereign debt valued at $179,495,120; 0%-10.13%, 03/01/2016-01/21/2045)(i)	0.51%	03/04/2016	175,017,354	175,000,000
Total Repurchase Agreements (Cost $5,460,525,273)				5,460,525,273
TOTAL INVESTMENTS(j)(k)–100.72% (Cost $22,604,107,942)				22,604,107,942
OTHER ASSETS LESS LIABILITIES–(0.72)%				(160,487,731)
NET ASSETS–100.00%				$22,443,620,211

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $7,237,690,536, which represented 32.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.8%; Canada: 10.3%; Japan: 10.1%; United Kingdom: 8.4%; other countries less than 5% each: 26.9%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	38.6%
8-30	8.6
31-60	21.7
61-90	11.5
91-180	12.7
181+	6.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–49.74%(a)
Asset-Backed Securities — Fully Supported–2.93%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.47%	04/05/2016	$30,000	$29,986,292
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.48%	04/12/2016	25,000	24,986,000
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.42%	03/03/2016	25,000	24,999,416
				79,971,708

Asset-Backed Securities — Fully Supported Bank–22.85%
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.50%	04/07/2016	25,000	24,987,153
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)(d)	0.61%	07/06/2016	77,000	77,000,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)(d)	0.61%	07/05/2016	10,000	10,000,000
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)	0.52%	03/07/2016	50,000	49,995,667
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.53%	03/15/2016	40,000	39,991,756
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.60%	03/07/2016	12,000	11,998,800
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.60%	03/01/2016	25,000	25,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.61%	03/21/2016	32,943	32,931,836
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.48%	04/22/2016	40,000	39,972,267
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.52%	03/11/2016	50,000	49,992,778
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.48%	03/24/2016	37,500	37,488,500
Matchpoint Finance PLC, Series A (CEP–BNP Paribas S.A.)(b)(c)	0.45%	03/01/2016	100,000	100,000,000
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/14/2016	13,000	12,997,981
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/21/2016	80,000	79,980,889
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/29/2016	10,000	9,996,655
Working Capital Management Co. (CEP–Mizuho Bank, Ltd.)(b)(c)	0.51%	04/18/2016	22,520	22,504,686
				624,838,968

Asset-Backed Securities — Multi-Purpose–2.74%
Nieuw Amsterdam Receivables Corp.(b)(c)	0.45%	04/18/2016	25,000	24,985,000
Nieuw Amsterdam Receivables Corp.(b)(c)	0.47%	03/09/2016	50,000	49,994,778
				74,979,778

Diversified Banks–5.49%
DBS Bank Ltd.(b)(c)	0.45%	03/18/2016	115,000	114,975,563
Swedbank AB(b)	0.36%	03/07/2016	35,000	34,997,900
				149,973,463

Integrated Oil & Gas–1.83%
Chevron Corp.(c)	0.43%	04/01/2016	9,500	9,496,482
Exxon Mobil Corp.	0.46%	03/15/2016	17,000	16,996,959
Total Capital Canada Ltd.(b)(c)	0.43%	03/21/2016	23,500	23,494,386
				49,987,827

Life & Health Insurance–3.15%
MetLife Short Term Funding LLC(c)	0.41%	03/02/2016	76,120	76,119,133
MetLife Short Term Funding LLC(c)	0.42%	03/04/2016	10,000	9,999,650
				86,118,783

Regional Banks–8.01%
Banque et Caisse d’Epargne de l’Etat(b)	0.45%	03/18/2016	79,000	78,983,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Banque et Caisse d’Epargne de l’Etat(b)	0.45%	03/23/2016	$40,000	$39,989,000
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.45%	04/18/2016	100,000	99,940,000
				218,912,213

Specialized Finance–2.74%
CDP Financial Inc.(b)(c)	0.50%	03/01/2016	75,000	75,000,000
Total Commercial Paper (Cost $1,359,782,740)				1,359,782,740

Certificates of Deposit–29.65%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)	0.37%	03/03/2016	20,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)	0.37%	03/07/2016	45,000	45,000,000
Canadian Imperial Bank of Commerce(b)	0.28%	03/01/2016	25,000	25,000,000
Canadian Imperial Bank of Commerce(b)	0.36%	03/03/2016	40,000	40,000,000
Credit Industriel et Commercial(b)	0.37%	03/02/2016	40,000	40,000,000
Credit Industriel et Commercial(b)	0.38%	03/01/2016	20,000	20,000,000
DNB Bank ASA(b)	0.28%	03/01/2016	137,000	137,000,000
KBC Bank N.V.(b)	0.38%	03/01/2016	30,000	30,000,000
KBC Bank N.V.(b)	0.38%	03/03/2016	40,000	40,000,000
Nordea Bank Finland PLC(b)	0.28%	03/01/2016	137,000	137,000,000
Oversea-Chinese Banking Corp. Ltd.(b)	0.48%	04/08/2016	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(b)	0.50%	03/17/2016	49,750	49,750,000
Skandinaviska Enskilda Banken AB(b)	0.29%	03/01/2016	137,000	137,000,000
Swedbank AB(b)	0.36%	03/03/2016	40,000	40,000,000
Total Certificates of Deposit (Cost $810,750,000)				810,750,000

Variable Rate Demand Notes–3.21%(e)
Credit Enhanced–3.21%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.43%	06/01/2029	2,095	2,095,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.43%	12/01/2028	2,200	2,200,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/2040	5,800	5,800,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/2036	4,335	4,335,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/2019	7,155	7,155,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	09/01/2048	1,510	1,510,000
Jets Stadium Development, LLC; Series 2007 A-4C, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.38%	04/01/2047	51,400	51,400,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	5,500	5,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.01%	08/15/2031	700	700,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.03%	10/15/2038	1,600	1,600,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	2,600	2,600,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/2038	2,825	2,825,000
Total Variable Rate Demand Notes (Cost $87,720,000)				87,720,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–0.95%
Overseas Private Investment Corp. (OPIC)–0.95%(e)
Unsec. Gtd. VRD COP Bonds	0.36%	05/15/2030	$11,960	$11,960,000
Unsec. Gtd. VRD COP Bonds	0.40%	09/20/2022	4,000	4,000,000
Unsec. Gtd. VRD COP Notes	0.40%	09/15/2022	10,000	10,000,000
Total U.S. Government Sponsored Agency Securities (Cost $25,960,000)				25,960,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.55% (Cost $2,284,212,740)				2,284,212,740

			Repurchase Amount
Repurchase Agreements–16.47%(g)
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $15,001,546 (collateralized by a domestic non-agency asset-backed security valued at $15,751,736; 0%, 11/01/2047)(b)(h)	0.53%	03/01/2016	15,001,546	15,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/24/2016, maturing value of $115,014,088 (collateralized by domestic non-agency mortgage-backed securities and a domestic non-agency asset-backed security valued at $120,750,185; 0%-3.88%, 10/27/2034-12/25/2056)(b)(h)	0.63%	03/02/2016	115,014,088	115,000,000
ING Financial Markets, LLC, agreement dated 02/29/2016, maturing value $10,000,142 (collateralized by a foreign corporate obligation valued at $10,602,967; 2.20%, 09/23/2019)(b)	0.51%	03/01/2016	10,000,142	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	65,370,280	65,369,735
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/26/2016, maturing value of $80,104,000 (collateralized by a domestic non-agency asset-backed security valued at $88,000,001; 0%, 10/03/2039)(h)	0.78%	04/26/2016	80,104,000	80,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/29/2016, maturing value of $20,018,083 (collateralized by a domestic non-agency mortgage-backed security and domestic non-agency asset-backed securities valued at $22,000,000; 0%-5.84%, 10/26/2039-06/12/2050)	0.93%	04/04/2016	20,018,083	20,000,000
RBC Capital Markets Corp., term agreement dated 02/26/2016, maturing value of $120,062,933 (collateralized by U.S. government sponsored agency obligations valued at $122,400,000; 0%-10.86%, 05/15/2027-01/20/2046)(b)(h)	0.59%	03/29/2016	120,062,933	120,000,000
Wells Fargo Securities, LLC, term agreement dated 02/26/2016, maturing value of $25,002,479 (collateralized by domestic corporate obligations valued at $26,250,000; 0%, 03/10/2016- 03/11/2016)(h)	0.51%	03/04/2016	25,002,479	25,000,000
Total Repurchase Agreements (Cost $450,369,735)				450,369,735
TOTAL INVESTMENTS(i)(j)–100.02% (Cost $2,734,582,475)				2,734,582,475
OTHER ASSETS LESS LIABILITIES–(0.02)%				(620,917)
NET ASSETS–100.00%				$2,733,961,558

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.8%; Canada: 12.8%; Sweden: 12.8%; Japan: 7.9%; Singapore: 7.9%; Netherlands: 5.7%; United Kingdom: 5.6%; Norway: 5.0%; other countries less than 5% each: 16.2%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $1,190,220,001, which represented 43.53% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
DNB Bank ASA	5.0%
Nordea Bank AB	5.0
Skandinaviska Enskilda Banken AB	5.0

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	60.3%
8-30	23.8
31-60	15.9
61-90	0.0
91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–41.96%
U.S. Treasury Bills–27.77%(a)
U.S. Treasury Bills	0.34%	05/05/2016	$600,000	$599,640,874
U.S. Treasury Bills	0.33%	05/26/2016	500,000	499,617,778
U.S. Treasury Bills	0.42%	06/02/2016	130,300	130,161,822
U.S. Treasury Bills	0.49%	06/02/2016	149,700	149,513,985
U.S. Treasury Bills	0.38%	06/09/2016	100,000	99,897,222
U.S. Treasury Bills	0.59%	06/16/2016	179,725	179,416,510
U.S. Treasury Bills	0.52%	06/23/2016	100,000	99,836,758
U.S. Treasury Bills	0.54%	06/30/2016	55,450	55,351,222
U.S. Treasury Bills	0.51%	07/07/2016	225,000	224,600,000
U.S. Treasury Bills	0.52%	07/14/2016	115,250	115,030,449
U.S. Treasury Bills	0.42%	08/18/2016	250,000	249,515,972
U.S. Treasury Bills	0.45%	08/18/2016	200,000	199,582,556
U.S. Treasury Bills	0.45%	08/25/2016	250,000	249,452,406
U.S. Treasury Bills	0.46%	08/25/2016	200,000	199,560,450
U.S. Treasury Bills	0.23%	09/15/2016	300,000	299,628,750
U.S. Treasury Bills	0.24%	09/15/2016	200,000	199,738,200
				3,550,544,954

U.S. Treasury Notes–14.19%
U.S. Treasury Floating Rate Notes(b)	0.40%	07/31/2017	350,000	349,999,282
U.S. Treasury Floating Rate Notes(b)	0.49%	10/31/2017	706,250	705,969,689
U.S. Treasury Floating Rate Notes(b)	0.59%	01/31/2018	300,000	300,217,593
U.S. Treasury Notes	1.00%	09/30/2016	150,000	150,408,452
U.S. Treasury Notes	3.13%	10/31/2016	152,492	155,138,037
U.S. Treasury Notes	2.75%	11/30/2016	150,000	152,450,452
				1,814,183,505
Total U.S. Treasury Securities (Cost $5,364,728,459)				5,364,728,459
TOTAL INVESTMENTS (excluding Repurchase Agreements)–41.96% (Cost $5,364,728,459)				5,364,728,459

			Repurchase Amount
Repurchase Agreements–58.02%(c)
BNP Paribas Securities Corp., term agreement dated 02/25/2016, maturing value of $880,059,889 (collateralized by U.S. Treasury obligations valued at $897,549,096; 1.38%-8.13%, 08/15/2019-09/30/2020)(d)	0.35%	03/03/2016	880,059,889	880,000,000
CIBC World Markets Corp., joint agreement dated 02/29/2016, aggregate maturing value of $100,000,833 (collateralized by U.S. Treasury obligations valued at $102,001,586; 1.13%-2.50%, 07/31/2019-02/15/2046)	0.30%	03/01/2016	76,960,419	76,959,778
Citigroup Global Markets Inc., term agreement dated 02/25/2016, maturing value of $500,031,111 (collateralized by U.S. Treasury obligations valued at $510,000,061; 0.38%-2.00%, 03/15/2016-08/31/2021)(d)	0.32%	03/03/2016	500,031,111	500,000,000
ING Financial Markets, LLC, term agreement dated 02/25/2016, maturing value of $790,131,183 (collateralized by U.S. Treasury obligations valued at $806,199,875; 2.25%-3.75%, 11/15/2024-11/15/2043)(d)	0.36%	03/03/2016	790,131,183	790,075,878
ING Financial Markets, LLC, term agreement dated 02/26/2016, maturing value of $220,015,600 (collateralized by a U.S. Treasury obligation valued at $224,490,000; 2.25%, 11/15/2025)(d)	0.36%	03/04/2016	220,015,600	220,000,200
Prudential Financial, Inc., agreement dated 02/29/2016, maturing value of $475,682,757 (collateralized by U.S. Treasury obligations valued at $484,802,967; 0%, 08/15/2027-08/15/2043)	0.36%	03/01/2016	475,682,757	475,678,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., term agreement dated 10/14/2015, maturing value of $250,170,139 (collateralized by U.S. Treasury obligations valued at $255,000,006; 0%-9.00%, 03/17/2016-05/15/2045)(d)	0.14%	04/06/2016	$250,170,139	$250,000,000
RBC Capital Markets Corp., term agreement dated 10/13/2015, maturing value of $250,173,056 (collateralized by U.S. Treasury obligations valued at $255,000,009; 0%-8.75%, 04/14/2016-02/15/2045)(d)	0.14%	04/08/2016	250,173,056	250,000,000
RBC Capital Markets Corp., term agreement dated 10/21/2015, maturing value of $500,400,000 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-8.00%, 03/03/2016-08/15/2043)(d)	0.16%	04/18/2016	500,400,000	500,000,000
RBC Capital Markets Corp., term agreement dated 10/22/2015, maturing value of $500,400,000 (collateralized by U.S. Treasury obligations valued at $510,000,078; 0.13%-8.75%, 03/15/2016-02/15/2043)(d)	0.16%	04/19/2016	500,400,000	500,000,000
Societe Generale, agreement dated 02/29/2016, maturing value of $500,004,722 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-8.50%, 04/07/2016-02/15/2042)	0.34%	03/01/2016	500,004,722	500,000,000
Societe Generale, term agreement dated 02/03/2016, maturing value of $550,176,458 (collateralized by U.S. Treasury obligations valued at $561,000,092; 0.13%-8.50%, 11/30/2016-02/15/2044)(d)	0.35%	03/07/2016	550,176,458	550,000,000
Societe Generale, term agreement dated 02/08/2016, maturing value of $400,116,000 (collateralized by U.S. Treasury obligations valued at $408,000,015; 0%-4.63%, 04/07/2016-02/15/2044)(d)	0.36%	03/08/2016	400,116,000	400,000,000
Societe Generale, term agreement dated 02/16/2016, maturing value of $250,068,056 (collateralized by U.S. Treasury obligations valued at $255,000,001; 0.13%-7.25%, 02/15/2017-07/15/2024) (d)	0.35%	03/15/2016	250,068,556	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $325,002,799 (collateralized by U.S. Treasury obligations valued at $331,500,025; 3.00%, 05/15/2042-11/15/2045)	0.31%	03/01/2016	325,002,799	325,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $425,003,660 (collateralized by a U.S. Treasury obligation valued at $433,500,058; 1.38%, 04/30/2020)	0.31%	03/01/2016	425,003,660	425,000,000
Wells Fargo Securities, LLC, term agreement dated 01/19/2016, maturing value of $125,051,042 (collateralized by U.S. Treasury obligations valued at $127,500,058; 3.00%-8.88%, 05/15/2017-08/15/2044)	0.35%	03/01/2016	125,051,042	125,000,000
Wells Fargo Securities, LLC, term agreement dated 02/04/2016, maturing value of $200,220,000 (collateralized by a U.S. Treasury obligation valued at $204,000,063; 1.38%, 04/30/2020)	0.44%	05/04/2016	200,220,000	200,000,000
Wells Fargo Securities, LLC, term agreement dated 02/08/2016, maturing value of $200,227,500 (collateralized by U.S. Treasury obligations valued at $204,000,063; 0.42%-3.75%, 04/30/2016-11/15/2023)	0.45%	05/09/2016	200,227,500	200,000,000
Total Repurchase Agreements (Cost $7,417,713,856)				7,417,713,856
TOTAL INVESTMENTS(e)–99.98% (Cost $12,782,442,315)				12,782,442,315
OTHER ASSETS LESS LIABILITIES–0.02%				2,745,666
NET ASSETS–100.00%				$12,785,187,981

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	54.9%
8-30	0.0
31-60	0.0
61-90	11.7
91-180	15.3
181+	18.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–40.86%
Federal Farm Credit Bank (FFCB)–7.53%
Unsec. Bonds(a)	0.40%	04/21/2016	$33,000	$32,999,788
Unsec. Bonds(a)	0.41%	05/05/2016	145,000	144,998,742
Unsec. Bonds(a)	0.46%	06/20/2017	39,325	39,281,437
Unsec. Bonds(a)	0.58%	07/21/2017	45,000	44,999,903
Unsec. Bonds(a)	0.47%	07/25/2017	35,600	35,624,024
Unsec. Bonds(a)	0.46%	10/02/2017	41,400	41,370,334
Unsec. Bonds(a)	0.48%	11/13/2017	8,000	7,986,928
Unsec. Bonds(a)	0.45%	12/27/2017	30,000	29,928,524
				377,189,680

Federal Home Loan Bank (FHLB)–23.20%
Unsec. Bonds(a)	0.37%	05/18/2016	70,000	70,000,000
Unsec. Disc. Notes(b)	0.44%	03/11/2016	5,000	4,999,389
Unsec. Disc. Notes(b)	0.44%	03/16/2016	5,000	4,999,083
Unsec. Disc. Notes(b)	0.46%	03/16/2016	50,000	49,990,417
Unsec. Disc. Notes(b)	0.44%	03/18/2016	91,320	91,301,026
Unsec. Disc. Notes(b)	0.40%	05/06/2016	75,000	74,944,450
Unsec. Disc. Notes(b)	0.47%	08/12/2016	100,000	99,788,622
Unsec. Disc. Notes(b)	0.47%	08/17/2016	150,000	149,669,042
Unsec. Disc. Notes(b)	0.49%	08/19/2016	120,000	119,720,700
Unsec. Disc. Notes(b)	0.49%	08/24/2016	110,000	109,738,567
Unsec. Disc. Notes(b)	0.50%	08/24/2016	167,500	167,094,650
Unsec. Global Bonds(a)	0.37%	08/18/2016	80,000	79,998,121
Unsec. Global Bonds(a)	0.38%	01/17/2017	80,000	79,901,075
Unsec. Global Bonds(a)	0.52%	01/23/2017	50,000	50,000,000
Unsec. Global Bonds(a)	0.45%	04/21/2017	10,000	9,994,865
				1,162,140,007

Federal Home Loan Mortgage Corp. (FHLMC)–2.43%
Unsec. Disc. Notes(b)	0.46%	08/12/2016	47,500	47,401,543
Unsec. Global Notes(a)	0.43%	01/13/2017	10,000	10,004,009
Unsec. Global Notes(a)	0.44%	04/20/2017	30,000	29,994,783
Unsec. Global Notes(a)	0.47%	04/27/2017	14,000	13,991,079
Unsec. Global Notes(a)	0.56%	07/21/2017	20,000	19,997,142
				121,388,556

Federal National Mortgage Association (FNMA)–3.95%
Unsec. Disc. Notes(b)	0.45%	08/17/2016	45,000	44,904,515
Unsec. Disc. Notes(b)	0.46%	08/17/2016	5,000	4,989,320
Unsec. Global Notes(a)	0.44%	09/08/2017	35,000	34,948,231
Unsec. Global Notes(a)	0.44%	10/05/2017	112,815	112,735,213
				197,577,279

Overseas Private Investment Corp. (OPIC)–3.75%
Unsec. Gtd., VRD COP Bonds(c)	0.42%	07/15/2025	37,000	37,000,000
Unsec. Gtd., VRD COP Bonds(c)	0.40%	07/09/2026	51,000	51,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Overseas Private Investment Corp. (OPIC)–(continued)
Gtd., VRD COP Bonds(c)	0.42%	11/15/2028	$100,000	$100,000,000
				188,000,000
Total U.S. Government Sponsored Agency Securities (Cost $2,046,295,522)				2,046,295,522

U.S. Treasury Securities–6.94%
U.S. Treasury Bills–3.95%(b)
U.S. Treasury Bills	0.11%	03/03/2016	2,900	2,899,982
U.S. Treasury Bills	0.22%	03/03/2016	10,262	10,261,877
U.S. Treasury Bills	0.42%	08/18/2016	70,000	69,864,472
U.S. Treasury Bills	0.44%	08/18/2016	5,000	4,989,717
U.S. Treasury Bills	0.45%	08/25/2016	60,000	59,868,577
U.S. Treasury Bills	0.49%	09/01/2016	50,000	49,878,667
				197,763,292

U.S. Treasury Notes–2.99%
U.S. Treasury Floating Rate Notes(a)	0.49%	10/31/2017	150,000	149,931,786
Total U.S. Treasury Securities (Cost $347,695,078)				347,695,078
TOTAL INVESTMENTS (excluding Repurchase Agreements)- 47.80% (Cost $2,393,990,600)				2,393,990,600

			Repurchase Amount
Repurchase Agreements–53.21%(d)
Bank of Nova Scotia (The), joint agreement dated 02/29/2016, aggregate maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0%-8.88%, 03/15/2016-08/15/2044)	0.30%	03/01/2016	250,002,083	250,000,000
BNP Paribas Securities Corp., term agreement dated 02/25/2016, maturing value of $300,020,417 (collateralized by U.S. Treasury obligations valued at $306,000,000; 1.38%-1.63%, 09/30/2016-09/30/2020)(e)	0.35%	03/03/2016	300,020,417	300,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $250,002,153 (collateralized by U.S. government sponsored agency obligations valued at $255,000,425; 0%-6.25%, 03/08/2017-01/15/2030)	0.31%	03/01/2016	25,000,215	25,000,000
Citigroup Global Markets Inc., joint term agreement dated 02/26/2016, aggregate maturing value of $250,015,556 (collateralized by U.S. government sponsored agency obligations valued at $255,000,073; 0%-8.25%, 06/01/2016-09/15/2065)(e)	0.32%	03/04/2016	175,010,889	175,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,064; 2.63%-3.63%, 08/15/2020-08/15/2043)	0.30%	03/01/2016	150,001,250	150,000,000
Credit Agricole Corp. & Investment Bank, joint term agreement dated 02/24/2016, aggregate maturing value of $375,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $382,500,000; 0.75%-4.75%, 09/15/2017-10/01/2045)(e)	0.34%	03/02/2016	300,019,833	300,000,000
ING Financial Markets, LLC, term agreement dated 02/16/2016, maturing value of $100,060,000 (collateralized by domestic agency mortgage-backed securities valued at $102,002,164; 1.84%-4.00%, 08/01/2026-12/01/2042)	0.45%	04/04/2016	100,060,000	100,000,000
ING Financial Markets, LLC, term agreement dated 02/25/2016, maturing value of $310,101,913 (collateralized by U.S. Treasury obligations valued at $316,408,375; 0.38%-1.38%, 06/30/2018-07/15/2025)(e)	0.36%	03/03/2016	310,101,913	310,080,208
ING Financial Markets, LLC, term agreement dated 02/26/2016, maturing value of $100,025,801 (collateralized by a U.S. Treasury obligation valued at $102,060,000; 2.25%, 11/15/2025)(e)	0.36%	03/04/2016	100,025,801	100,018,800
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	12,090,809	12,090,707
Prudential Financial, Inc., agreement dated 02/29/2016, maturing value of $233,016,080 (collateralized by U.S. Treasury obligations valued at $237,502,363; 0%, 11/15/2026-08/15/2039)	0.36%	03/01/2016	233,016,080	233,013,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., joint term agreement dated 10/27/2015, aggregate maturing value of $200,158,222 (collateralized by U.S. Treasury obligations valued at $204,000,068; 1.00%-8.75%, 05/15/2017-02/15/2046)(e)	0.16%	04/22/2016	$160,126,578	$160,000,000
Societe Generale, joint term agreement dated 02/04/2016, aggregate maturing value of $250,076,528 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $255,000,000; 0%-5.50%, 05/12/2017-01/20/2046)(e)	0.38%	03/04/2016	225,068,875	225,000,000
Societe Generale, joint term agreement dated 02/17/2016, aggregate maturing value of $200,061,222 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 0%-7.50%, 06/01/2017-04/20/2065)(e)	0.38%	03/17/2016	150,045,917	150,000,000
Societe Generale, joint term agreement dated 02/23/2016, aggregate maturing value of $115,007,603 (collateralized by domestic agency mortgage-backed securities valued at $117,300,001; 0.57%-4.50%, 09/15/2022-12/01/2045)(e)	0.34%	03/01/2016	75,004,958	75,000,000
Wells Fargo Securities, LLC, term agreement dated 02/08/2016, maturing value of $100,113,750 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $102,000,000; 0%-4.00%, 05/11/2016-12/25/2046)	0.45%	05/09/2016	100,113,750	100,000,000
Total Repurchase Agreements (Cost $2,665,203,465)				2,665,203,465
TOTAL INVESTMENTS(f)–101.01% (Cost $5,059,194,065)				5,059,194,065
OTHER ASSETS LESS LIABILITIES–(1.01)%				(50,486,136)
NET ASSETS–100.00%				$5,008,707,929

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	52.2%
8-30	3.0
31-60	2.7
61-90	7.8
91-180	19.1
181+	15.2
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Government TaxAdvantage Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–68.42%
Federal Farm Credit Bank (FFCB)–33.29%
Disc. Notes(a)	0.23%	03/24/2016	$5,000	$4,999,281
Disc. Notes(a)	0.25%	05/03/2016	4,700	4,697,985
Disc. Notes(a)	0.33%	05/27/2016	8,000	7,993,717
Unsec. Bonds(b)	0.45%	04/06/2016	8,000	8,000,325
Unsec. Bonds(b)	0.50%	04/20/2016	4,820	4,820,606
Unsec. Bonds(b)	0.41%	05/05/2016	5,000	4,999,956
Unsec. Bonds(b)	0.40%	05/06/2016	4,275	4,274,945
Unsec. Bonds(b)	0.46%	10/11/2016	4,085	4,083,173
Unsec. Bonds(b)	0.47%	02/13/2017	2,850	2,850,848
				46,720,836

Federal Home Loan Bank (FHLB)–31.57%
Unsec. Disc. Notes(a)	0.31%	03/01/2016	1,100	1,100,000
Unsec. Disc. Notes(a)	0.30%	03/02/2016	7,000	6,999,942
Unsec. Disc. Notes(a)	0.32%	03/02/2016	1,300	1,299,988
Unsec. Disc. Notes(a)	0.31%	03/03/2016	1,400	1,399,976
Unsec. Disc. Notes(a)	0.31%	03/08/2016	2,548	2,547,846
Unsec. Disc. Notes(a)	0.31%	03/09/2016	2,460	2,459,831
Unsec. Disc. Notes(a)	0.30%	03/11/2016	9,985	9,984,168
Unsec. Disc. Notes(a)	0.32%	03/15/2016	8,504	8,502,942
Unsec. Disc. Notes(a)	0.31%	03/17/2016	10,000	9,998,622
				44,293,315

Tennessee Valley Authority (TVA)–3.56%
Sr. Unsec. Disc. Notes(a)	0.30%	03/08/2016	5,000	4,999,708
Total U.S. Government Sponsored Agency Securities (Cost $96,013,859)				96,013,859

U.S. Treasury Securities–31.57%
U.S. Treasury Bills–31.57%(a)
U.S. Treasury Bills	0.11%	03/03/2016	7,100	7,099,956
U.S. Treasury Bills	0.22%	03/03/2016	2,738	2,737,967
U.S. Treasury Bills	0.20%	04/28/2016	7,500	7,497,632
U.S. Treasury Bills	0.27%	05/05/2016	5,000	4,997,567
U.S. Treasury Bills	0.31%	05/26/2016	2,000	1,998,557
U.S. Treasury Bills	0.40%	06/02/2016	15,000	14,984,694
U.S. Treasury Bills	0.24%	06/23/2016	5,000	4,996,200
Total U.S. Treasury Securities (Cost $44,312,573)				44,312,573
TOTAL INVESTMENTS(c)–99.99% (Cost $140,326,432)				140,326,432
OTHER ASSETS LESS LIABILITIES–0.01%				7,879
NET ASSETS–100.00%				$140,334,311

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	14.8%
8-30	31.0
31-60	14.5
61-90	20.6
91-180	14.2
181+	4.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.46%
Alabama–4.65%
Alabama (State of); Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	06/01/2016	$775	$784,269
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.02%	07/01/2040	11,100	11,100,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/2028	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/2028	10,000	10,000,000
				31,884,269

Arizona–1.02%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.01%	01/01/2046	1,630	1,630,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/2031	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/2030	2,700	2,700,000
				7,015,000

California–6.64%
California (State of) (Kindergarten-University Public Education Facilities); Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(a)(b)	0.01%	05/01/2034	2,200	2,200,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	12/01/2016	17,300	17,300,000
Los Angeles (City of); Series 2015, Unlimited Tax GO TRAN	2.00%	06/30/2016	950	955,411
Riverside (City of); Series 2011 A, Ref. Floating Rate Water RB(d)	0.16%	10/01/2035	5,800	5,800,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB(d)	0.21%	07/01/2030	11,800	11,800,000
Torrance (City of); Series 2015, Unlimited Tax GO TRAN	1.50%	06/30/2016	7,450	7,479,270
				45,534,681

Colorado–3.90%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/2031	1,525	1,525,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/2034	2,000	2,000,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/2024	770	770,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.13%	02/01/2031	6,600	6,600,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.14%	03/01/2017	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/2021	3,485	3,485,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	12/01/2024	5,235	5,235,000
				26,715,000

Delaware–0.81%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/2036	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	05/01/2036	2,850	2,850,000
				5,545,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–0.23%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.21%	01/01/2029	$1,557	$1,557,000

Florida–3.59%
Florida (State of) Board of Education;
Series 2008 C, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	3,420	3,461,450
Series 2012 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	1,000	1,012,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (INS–BHAC)(a)(e)(f)(g)	0.02%	04/01/2017	2,275	2,275,000
Orange (County of) Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	06/01/2025	500	500,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/01/2036	2,925	2,925,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/2032	14,415	14,415,000
				24,588,450

Georgia–1.73%
Columbia County School District; Series 2011, Unlimited Tax GO Bonds	5.00%	04/01/2016	1,000	1,004,069
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/2025	6,340	6,340,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	01/01/2020	900	900,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/2016	1,375	1,396,447
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.01%	09/01/2035	500	500,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/2020	1,700	1,700,000
				11,840,516

Illinois–9.21%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	03/01/2030	10,845	10,845,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	12/01/2028	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	02/01/2042	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(e)	0.10%	10/01/2017	400	400,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.01%	06/01/2040	3,280	3,280,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.08%	09/01/2024	600	600,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.11%	08/01/2030	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	06/01/2029	1,170	1,170,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.01%	12/01/2046	7,700	7,700,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.11%	06/01/2017	670	670,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	01/01/2037	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.30%	02/01/2021	800	800,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	05/01/2036	2,335	2,335,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	10/01/2033	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/2034	$4,200	$4,200,000
Monmouth (City of) (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/2035	5,120	5,120,000
				63,190,000

Indiana–4.49%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/2028	1,300	1,300,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/2037	5,500	5,500,000
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. VRD Environmental RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	10/01/2040	2,000	2,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	01/01/2035	3,215	3,215,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.01%	06/01/2035	10,000	10,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	09/01/2048	7,925	7,925,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/2019	880	880,000
				30,820,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/2031	2,000	2,000,000

Kansas–0.64%
Wichita (City of); Series 2015-272, Unlimited Tax GO Temporary Notes	2.00%	04/15/2016	4,400	4,409,482

Kentucky–0.22%
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District; Series 2009 A, Ref. Sewer & Drainage System RB	5.00%	05/15/2016	1,475	1,489,880

Louisiana–0.30%
Bossier Parishwide School District; Series 2012, Ref. School Improvement Unlimited Tax GO Bonds	4.00%	03/01/2016	950	950,000
Louisiana (State of); Series 2012 A-1, Ref. Gasoline & Fuels Tax RB	5.00%	05/01/2016	1,110	1,118,580
				2,068,580

Maryland–3.33%
Maryland (State of) (State & Local Facilities Loan of 2013); First Series 2013 A, Unlimited Tax GO Bonds	5.00%	03/01/2016	925	925,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/2028	2,760	2,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	04/01/2035	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	07/01/2041	8,635	8,635,000
Montgomery (County of); Series 2005 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	07/01/2016	3,000	3,047,968
				22,867,968

Massachusetts–0.99%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/2038	6,090	6,090,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	07/01/2038	715	715,000
				6,805,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–1.54%
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	10/01/2031	$5,305	$5,305,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/2022	5,280	5,280,000
				10,585,000

Minnesota–3.65%
Minnesota (State of); Series 2014 E, Ref. State Trunk Highway Unlimited Tax GO Bonds	3.00%	08/01/2016	7,000	7,081,440
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/2037	9,135	9,135,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	01/01/2025	290	290,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/2035	1,355	1,355,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/2033	7,175	7,175,000
				25,036,440

Missouri–1.84%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	0.02%	11/01/2037	1,125	1,125,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health Systems); Series 2013 C, VRD RB(a)	0.21%	01/01/2050	6,450	6,450,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/2019	1,060	1,060,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	11/15/2043	1,600	1,600,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA) (a)	0.01%	04/15/2027	2,370	2,370,000
				12,605,000

Nevada–0.93%
Carson City (City of) (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	09/01/2033	5,300	5,300,000
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	06/01/2039	1,085	1,085,000
				6,385,000

New Hampshire–1.04%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/2037	3,625	3,625,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/2038	3,500	3,500,000
				7,125,000

New Mexico–1.25%
Albuquerque (City of) & Bernalillo (County of) Water Utility Authority; Series 2009 A-1, Ref. Joint Water & Sewer System Improvement RB	5.00%	07/01/2016	1,250	1,269,554
New Mexico (State of); Series 2010 A, Severance Tax RB	5.00%	07/01/2016	5,075	5,155,782
New Mexico (State of) Finance Authority (Public Project Revolving Fund Program); Series 2016 A, Sr. Lien RB	2.00%	06/01/2016	2,150	2,159,722
				8,585,058

New York–5.68%
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.01%	11/01/2036	8,130	8,130,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/2049	$9,600	$9,600,000
Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/2049	8,200	8,200,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.01%	11/01/2046	9,000	9,000,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(a)(b)(c)	0.01%	11/01/2032	4,000	4,000,000
				38,930,000

North Carolina–2.97%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas HealthCare Systems); Series 2007 C, Ref. VRD RB(a)	0.01%	01/15/2037	9,300	9,300,000
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/2016	1,260	1,274,790
Guilford (County of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/2016	2,350	2,350,000
Mecklenburg (County of); Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	03/01/2016	1,020	1,020,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	06/01/2017	2,335	2,335,000
Raleigh (City of) (Combined Enterprise System); Series 2006 A, RB	5.00%	03/01/2016	1,150	1,150,000
Raleigh (City of); Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/2016	2,950	2,962,005
				20,391,795

Ohio–3.54%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	11/01/2040	1,385	1,385,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Hospital Facilities Floating Rate RB(d)	0.05%	11/15/2033	2,900	2,900,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.01%	12/01/2021	7,125	7,125,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	05/01/2026	8,400	8,400,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/2023	4,495	4,495,000
				24,305,000

Oklahoma–0.13%
Tulsa County Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/2016	900	900,530

Pennsylvania–4.22%
Allegheny (County of) Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.03%	10/01/2025	1,200	1,200,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	03/01/2030	2,235	2,235,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/2025	5,505	5,505,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	09/01/2028	2,220	2,220,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.01%	08/15/2031	3,990	3,990,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.03%	05/01/2020	1,950	1,950,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/2026	1,715	1,715,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	11/01/2029	2,600	2,600,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/2027	7,525	7,525,000
				28,940,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–2.02%
Brookland-Cayce School District No. 2; Series 2015 C, Unlimited Tax GO Bonds	3.00%	03/01/2016	$8,705	$8,705,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.16%	07/01/2017	590	590,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	03/01/2028	2,702	2,702,000
Spartanburg County School District No. 7; Series 2015 A, Unlimited Tax GO Bonds	4.00%	03/01/2016	1,830	1,830,000
				13,827,000

Tennessee–2.56%
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	07/15/2036	7,575	7,575,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Ascension Health Credit Group); Series 2001 B-1, VRD RB(a)	0.19%	11/15/2031	10,000	10,000,000
				17,575,000

Texas–9.22%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.02%	08/01/2035	14,615	14,615,000
Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/2016	1,260	1,273,898
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/2016	1,020	1,023,354
Fort Bend Independent School District; Series 2008, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	08/15/2016	1,300	1,328,235
Lewisville Independent School District; Series 2014 A, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	3.00%	08/15/2016	1,095	1,108,749
San Antonio Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	08/15/2016	1,000	1,021,719
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	04/01/2026	1,100	1,100,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/15/2050	3,500	3,500,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.02%	02/15/2028	1,750	1,750,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/2027	5,860	5,860,000
Tarrant (County of) Regional Water District;
Series 2012 A, Ref. RB	5.00%	03/01/2016	3,500	3,500,000
Series 2012, Ref. & Improvement RB	5.00%	03/01/2016	1,130	1,130,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.01%	05/01/2042	10,865	10,865,000
Travis (County of); Series 2013, Limited Tax GO Ctfs.	3.38%	03/01/2016	1,970	1,970,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/2025	13,180	13,180,000
				63,225,955

Utah–2.91%
Utah (County of) (IHC Health Services, Inc.); Series 2014 B, VRD Hospital RB(a)	0.21%	05/15/2049	6,525	6,525,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.01%	09/01/2032	11,000	11,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.06%	04/01/2042	2,450	2,450,000
				19,975,000

Vermont–0.84%
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/2034	700	700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont–(continued)
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	09/01/2038	$5,055	$5,055,000
				5,755,000

Virginia–4.90%
Alexandria (City of); Series 2011, Capital Improvement Unlimited Tax GO Bonds	5.00%	07/15/2016	2,115	2,152,876
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(c)	0.01%	12/31/2047	27,600	27,600,000
Fairfax (County of) Water Authority; Series 2013 A, Ref. RB	3.00%	04/01/2016	915	917,212
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	10/01/2030	2,700	2,700,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/2019	200	200,000
				33,570,088

Washington–3.61%
Seattle (City of); Series 2014, Ref. Drainage & Wastewater Improvement RB	4.00%	05/01/2016	1,100	1,106,935
Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	05/01/2019	1,170	1,170,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/2044	8,000	8,000,000
Washington (State of) Housing Finance Commission (Panorama City); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	04/01/2043	12,000	12,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/2020	2,475	2,475,000
				24,751,935

West Virginia–0.88%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/2034	6,000	6,000,000

Wisconsin–5.69%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.01%	10/01/2042	2,380	2,380,000
Milwaukee (City of); Series 2015 M7, School RAN	2.00%	06/30/2016	11,500	11,568,747
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/2016	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc.); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	08/15/2034	7,095	7,095,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	05/01/2030	15,410	15,410,000
Wisconsin (State of); Series 2012 2, Ref. Clean Water RB	5.00%	06/01/2016	600	607,256
				39,016,003
TOTAL INVESTMENTS(h)(i)–101.46% (Cost $695,815,630)				695,815,630
OTHER ASSETS LESS LIABILITIES–(1.46)%				(10,011,598)
NET ASSETS–100.00%				$685,804,032

Investment Abbreviations:

BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PUTTERs	– Putable Tax-Exempt Receipts

RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $13,342,000, which represented 1.95% of the Fund’s Net Assets.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	6.4%
Federal Home Loan Mortgage Corp.	6.2
Federal National Mortgage Association	6.2
Wells Fargo Bank, N.A.	5.9
U.S. Bank, N.A.	5.9
TD Bank, N.A.	5.8
Northern Trust Co.	5.5

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	83.9%
8-30	0.0
31-60	1.6
61-90	0.5
91-180	8.2
181+	5.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,143,582,669	$2,284,212,740	$5,364,728,459	$2,393,990,600	$140,326,432	$695,815,630
Repurchase agreements, at value and cost	5,460,525,273	450,369,735	7,417,713,856	2,665,203,465	—	—
Total investments, at value and cost	22,604,107,942	2,734,582,475	12,782,442,315	5,059,194,065	140,326,432	695,815,630
Cash	—	—	—	23,844,931	67,220	—
Receivable for:
Investments sold	2,401,485	5,000	27,854,897	—	—	665,002
Interest	5,382,282	171,078	5,105,215	570,392	7,233	1,058,923
Fund expenses absorbed	190,236	130,334	353,087	—	61,215	159,924
Investment for trustee deferred compensation and retirement plans	3,090,011	878,999	1,828,060	829,073	111,179	312,793
Other assets	116,445	191,396	140,305	63,693	31,836	47,960
Total assets	22,615,288,401	2,735,959,282	12,817,723,879	5,084,502,154	140,605,115	698,060,232

Liabilities:
Payable for:
Investments purchased	149,636,000	—	—	73,723,601	—	11,800,009
Amount due custodian	10,641,150	10,431	27,464,210	—	—	15,936
Dividends	7,042,735	703,092	1,832,254	891,457	23,824	5,279
Accrued fees to affiliates	461,383	199,974	907,894	145,660	93,525	43,000
Accrued trustees’ and officer’s fees and benefits	32,185	6,556	26,492	11,596	3,599	3,324
Accrued operating expenses	111,886	36,339	75,287	11,169	21,059	20,337
Trustee deferred compensation and retirement plans	3,742,851	1,041,332	2,229,761	1,010,742	128,797	368,315
Total liabilities	171,668,190	1,997,724	32,535,898	75,794,225	270,804	12,256,200
Net assets applicable to shares outstanding	$22,443,620,211	$2,733,961,558	$12,785,187,981	$5,008,707,929	$140,334,311	$685,804,032

Net assets consist of:
Shares of beneficial interest	$22,441,059,834	$2,733,087,812	$12,784,855,040	$5,008,598,424	$140,351,885	$685,953,788
Undistributed net investment income	2,468,855	872,258	(21,274)	(26,177)	(9,046)	(104,955)
Undistributed net realized gain (loss)	91,522	1,488	354,215	135,682	(8,528)	(44,801)
	$22,443,620,211	$2,733,961,558	$12,785,187,981	$5,008,707,929	$140,334,311	$685,804,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$19,350,616,042	$1,917,283,674	$6,273,721,419	$3,295,982,076	$17,000,000	$576,781,735
Private Investment Class	$209,874,644	$137,321,595	$464,674,210	$503,979,238	$4,402,797	$29,889,915
Personal Investment Class	$58,065,383	$99,353,189	$147,223,145	$8,943,577	$1,879,098	$2,731,245
Cash Management Class	$236,125,452	$396,501,369	$4,362,496,379	$138,578,152	$45,617,025	$42,442,594
Reserve Class	$130,755,458	$26,622,307	$30,685,986	$286,180,378	$68,883,100	$30,177,389
Resource Class	$10,543,447	$19,391,271	$331,809,997	$60,155,218	$2,372,701	$2,573,547
Corporate Class	$2,447,639,785	$137,488,153	$1,174,576,845	$714,889,290	$179,590	$1,207,607

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	19,348,405,760	1,917,274,456	6,273,196,808	3,295,833,750	16,995,722	576,749,244
Private Investment Class	209,850,210	137,320,975	464,636,651	503,957,597	4,401,677	29,888,222
Personal Investment Class	58,058,765	99,352,712	147,212,225	8,943,175	1,878,605	2,731,090
Cash Management Class	236,097,591	396,499,479	4,362,121,141	138,567,299	45,605,336	42,440,171
Reserve Class	130,740,969	26,622,133	30,683,432	286,168,646	68,865,475	30,175,675
Resource Class	10,542,271	19,391,182	331,782,803	60,152,501	2,372,098	2,573,402
Corporate Class	2,447,363,765	137,487,515	1,174,472,810	714,862,165	179,545	1,207,539
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$39,276,066	$4,406,046	$14,445,597	$6,349,758	$226,027	$209,757

Expenses:
Advisory fees	15,055,521	2,112,022	10,414,744	2,793,476	212,182	770,759
Administrative services fees	539,799	272,550	446,983	322,493	24,863	89,259
Custodian fees	90,387	19,308	61,293	66,159	8,066	8,856
Distribution fees:
Private Investment Class	516,818	392,494	1,097,942	1,228,129	12,881	75,725
Personal Investment Class	316,705	396,028	573,977	61,800	14,162	9,266
Cash Management Class	196,916	220,789	2,548,900	123,111	26,533	23,462
Reserve Class	786,255	212,190	172,936	1,424,173	202,217	114,830
Resource Class	17,620	20,456	332,053	83,474	2,360	3,686
Corporate Class	285,966	14,022	209,063	96,980	400	2,502
Transfer agent fees	903,446	126,721	624,885	257,048	9,157	29,090
Trustees’ and officers’ fees and benefits	345,156	77,804	241,846	106,704	15,253	29,684
Registration and filing fees	61,425	46,305	63,360	81,282	37,833	38,847
Other	437,772	115,293	279,353	340,129	47,262	50,329
Total expenses	19,553,786	4,025,982	17,067,335	6,984,958	613,169	1,246,295
Less: Fees waived	(4,368,663)	(1,944,878)	(7,116,608)	(3,104,997)	(462,359)	(1,068,465)
Net expenses	15,185,123	2,081,104	9,950,727	3,879,961	150,810	177,830
Net investment income	24,090,943	2,324,942	4,494,870	2,469,797	75,217	31,927

Realized and unrealized gain from:
Net realized gain from Investment securities	15,642	544	416,712	19,165	9,917	—
Net increase in net assets resulting from operations	$24,106,585	$2,325,486	$4,911,582	$2,488,962	$85,134	$31,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$24,090,943	$14,869,394	$2,324,942	$2,593,491
Net realized gain	15,642	164,146	544	944
Net increase in net assets resulting from operations	24,106,585	15,033,540	2,325,486	2,594,435

Distributions to shareholders from net investment income:
Institutional Class	(21,603,070)	(14,147,500)	(1,761,348)	(1,854,672)
Private Investment Class	(34,987)	(30,767)	(80,356)	(132,350)
Personal Investment Class	(9,541)	(13,561)	(54,963)	(110,282)
Cash Management Class	(306,028)	(77,398)	(302,379)	(376,417)
Reserve Class	(18,224)	(14,433)	(21,613)	(18,513)
Resource Class	(4,310)	(12,035)	(11,761)	(20,138)
Corporate Class	(2,114,783)	(573,700)	(92,498)	(81,119)
Total distributions from net investment income	(24,090,943)	(14,869,394)	(2,324,918)	(2,593,491)

Share transactions–net:
Institutional Class	3,376,529,292	(2,640,861,091)	152,620,931	(148,752,146)
Private Investment Class	(73,584,196)	(61,736,842)	(24,894,329)	10,083,327
Personal Investment Class	(57,334,039)	(65,018,703)	(18,219,967)	(40,437,932)
Cash Management Class	(221,844,735)	(226,421,761)	(87,093,375)	29,823,610
Reserve Class	(25,452,945)	(23,801,101)	(23,778,069)	34,768,990
Resource Class	(62,133,047)	(62,863,904)	(319,045)	(12,328,636)
Corporate Class	1,393,208,709	383,540,344	60,444,479	17,489,399
Net increase (decrease) in net assets resulting from share transactions	4,329,389,039	(2,697,163,058)	58,760,625	(109,353,388)
Net increase (decrease) in net assets	4,329,404,681	(2,696,998,912)	58,761,193	(109,352,444)

Net assets:
Beginning of period	18,114,215,530	20,811,214,442	2,675,200,365	2,784,552,809
End of period*	$22,443,620,211	$18,114,215,530	$2,733,961,558	$2,675,200,365
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$872,258	$872,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$4,494,870	$3,320,415	$2,469,797	$1,741,840
Net realized gain (loss)	416,712	(62,497)	19,165	116,517
Net increase in net assets resulting from operations	4,911,582	3,257,918	2,488,962	1,858,357

Distributions to shareholders from net investment income:
Institutional Class	(2,661,142)	(1,478,709)	(1,883,035)	(1,159,579)
Private Investment Class	(80,956)	(102,223)	(138,874)	(126,468)
Personal Investment Class	(26,968)	(29,788)	(4,096)	(12,667)
Cash Management Class	(1,193,495)	(1,317,452)	(80,858)	(167,941)
Reserve Class	(6,664)	(11,073)	(79,656)	(108,700)
Resource Class	(60,366)	(68,891)	(21,523)	(38,869)
Corporate Class	(465,279)	(312,279)	(261,755)	(127,616)
Total distributions from net investment income	(4,494,870)	(3,320,415)	(2,469,797)	(1,741,840)

Share transactions–net:
Institutional Class	(1,576,572,464)	369,868,233	(923,881,457)	891,380,297
Private Investment Class	3,525,513	(63,444,289)	81,408,389	75,509,267
Personal Investment Class	(14,835,299)	(350,960)	(28,223,425)	(3,981,249)
Cash Management Class	(941,979,421)	(2,293,402,486)	(84,274,931)	(247,006,196)
Reserve Class	(4,919,263)	(151,761,502)	(21,349,198)	(3,594,120)
Resource Class	7,316,221	(49,445,822)	(37,751,805)	(6,672,798)
Corporate Class	(596,102,256)	346,906,945	83,692,317	(28,642,460)
Net increase (decrease) in net assets resulting from share transactions	(3,123,566,969)	(1,841,629,881)	(930,380,110)	676,992,741
Net increase (decrease) in net assets	(3,123,150,257)	(1,841,692,378)	(930,360,945)	677,109,258

Net assets:
Beginning of period	15,908,338,238	17,750,030,616	5,939,068,874	5,261,959,616
End of period*	$12,785,187,981	$15,908,338,238	$5,008,707,929	$5,939,068,874
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$(26,177)	$(26,177)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$75,217	$152,172	$31,927	$320,850
Net realized gain	9,917	5,675	—	17,500
Net increase in net assets resulting from operations	85,134	157,847	31,927	338,350

Distributions to shareholders from net investment income:
Institutional Class	(42,884)	(109,398)	(25,982)	(243,361)
Private Investment Class	(1,366)	(5,768)	(1,487)	(14,944)
Personal Investment Class	(1,007)	(2,191)	(122)	(1,433)
Cash Management Class	(15,296)	(25,467)	(2,317)	(29,656)
Reserve Class	(13,250)	(1,334)	(1,135)	(13,465)
Resource Class	(646)	(3,530)	(181)	(2,416)
Corporate Class	(768)	(4,484)	(703)	(15,575)
Total distributions from net investment income	(75,217)	(152,172)	(31,927)	(320,850)

Share transactions–net:
Institutional Class	(88,546,410)	(22,147,472)	120,751,861	(68,021,232)
Private Investment Class	(1,581,623)	(9,595,904)	(579,080)	(3,807,802)
Personal Investment Class	(76,406)	(1,843,611)	(892,435)	(98,681)
Cash Management Class	585,020	(3,080,076)	(8,574,246)	(9,705,701)
Reserve Class	62,990,375	5,171,160	8,402,532	(5,865,164)
Resource Class	504	(1,336,302)	(1,952,773)	(989,440)
Corporate Class	(27,830,485)	(22,499,992)	(25,269,735)	(5,044,078)
Net increase (decrease) in net assets resulting from share transactions	(54,459,025)	(55,332,197)	91,886,124	(93,532,098)
Net increase (decrease) in net assets	(54,449,108)	(55,326,522)	91,886,124	(93,514,598)

Net assets:
Beginning of period	194,783,419	250,109,941	593,917,908	687,432,506
End of period*	$140,334,311	$194,783,419	$685,804,032	$593,917,908
* Includes accumulated undistributed net investment income	$(9,046)	$(9,046)	$(104,955)	$(104,955)

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

37                         Short-Term Investments Trust

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-

38                         Short-Term Investments Trust

registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

For the six months ended February 29, 2016, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

39                         Short-Term Investments Trust

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 29, 2016, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$3,171,391	$—
STIC Prime Portfolio	739,928	136,428
Treasury Portfolio	2,288,175	1,051,494
Government & Agency Portfolio	—	366,030
Government TaxAdvantage Portfolio	198,607	29,497
Tax-Free Cash Reserve Portfolio	184,678	654,316

Voluntary fee waivers for the six months ended February 29, 2016 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$94,501	$143,768	N/A	$522,027	$4,198	N/A
STIC Prime Portfolio	182,115	253,640	$107,517	170,802	10,277	$5,732
Treasury Portfolio	553,250	386,917	1,208,001	141,548	183,854	112,460
Government & Agency Portfolio	617,726	42,788	60,777	1,173,959	50,215	59,311
Government TaxAdvantage Portfolio	5,696	9,611	13,714	161,077	1,484	389
Tax-Free Cash Reserve Portfolio	37,862	6,795	18,770	99,902	2,949	2,502

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2016, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

40                         Short-Term Investments Trust

Pursuant to the agreement above, for the six months ended February 29, 2016, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$206,727	$84,455	$39,383	$102,213	N/A	N/A
STIC Prime Portfolio	156,998	105,607	44,158	27,585	$4,091	N/A
Treasury Portfolio	439,176	153,061	509,780	22,482	66,410	N/A
Government & Agency Portfolio	491,252	16,480	24,622	185,142	16,695	N/A
Government TaxAdvantage Portfolio	6,441	3,776	5,307	26,288	472	N/A
Tax-Free Cash Reserve Portfolio	37,862	2,471	4,693	14,928	737	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2016, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$259,171,921	$453,279,225	$—
STIC Prime Portfolio	118,541,842	142,726,856	—
Tax-Free Cash Reserve Portfolio	466,679,556	355,977,114	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

41                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2015 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Portfolio	$—	$—	$62,497	$—	$62,497
Government TaxAdvantage Portfolio	—	—	18,445	—	18,445
Tax-Free Cash Reserve Portfolio	14,727	30,074	—	—	44,801

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

42                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	122,870,197,623	$122,870,197,623	285,396,098,619	$285,396,098,619
Private Investment Class	510,334,896	510,334,896	1,434,632,883	1,434,632,883
Personal Investment Class	69,834,480	69,834,480	538,543,116	538,543,116
Cash Management Class	2,145,627,791	2,145,627,791	4,326,518,141	4,326,518,141
Reserve Class	206,076,476	206,076,476	1,016,989,736	1,016,989,736
Resource Class	38,210,088	38,210,088	459,622,836	459,622,836
Corporate Class	9,471,104,350	9,471,104,350	5,521,655,244	5,521,655,244

Issued as reinvestment of dividends:
Institutional Class	5,132,756	5,132,756	3,973,048	3,973,048
Private Investment Class	6,181	6,181	8,279	8,279
Personal Investment Class	4,693	4,693	11,639	11,639
Cash Management Class	93,642	93,642	31,257	31,257
Reserve Class	9,591	9,591	14,378	14,378
Resource Class	2,603	2,603	12,396	12,396
Corporate Class	270,357	270,357	225,681	225,681

Reacquired:
Institutional Class	(119,498,801,087)	(119,498,801,087)	(288,040,932,758)	(288,040,932,758)
Private Investment Class	(583,925,273)	(583,925,273)	(1,496,378,004)	(1,496,378,004)
Personal Investment Class	(127,173,212)	(127,173,212)	(603,573,458)	(603,573,458)
Cash Management Class	(2,367,566,168)	(2,367,566,168)	(4,552,971,159)	(4,552,971,159)
Reserve Class	(231,539,012)	(231,539,012)	(1,040,805,215)	(1,040,805,215)
Resource Class	(100,345,738)	(100,345,738)	(522,499,136)	(522,499,136)
Corporate Class	(8,078,165,998)	(8,078,165,998)	(5,138,340,581)	(5,138,340,581)
Net increase (decrease) in share activity	4,329,389,039	$4,329,389,039	(2,697,163,058)	$(2,697,163,058)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

43                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,003,113,393	$3,003,113,393	5,941,737,037	$5,941,737,037
Private Investment Class	667,027,756	667,027,756	1,211,080,589	1,211,080,589
Personal Investment Class	298,331,925	298,331,925	1,182,870,259	1,182,870,259
Cash Management Class	1,155,148,299	1,155,148,299	3,144,474,982	3,144,474,982
Reserve Class	157,327,888	157,327,888	210,463,689	210,463,689
Resource Class	64,748,890	64,748,890	64,359,363	64,359,363
Corporate Class	261,415,561	261,415,561	1,149,830,507	1,149,830,507

Issued as reinvestment of dividends:
Institutional Class	424,046	424,046	454,008	454,008
Private Investment Class	27,340	27,340	56,232	56,232
Personal Investment Class	21,411	21,411	68,043	68,043
Cash Management Class	74,694	74,694	71,815	71,815
Reserve Class	17,209	17,209	14,807	14,807
Resource Class	7,558	7,558	16,256	16,256
Corporate Class	47,625	47,625	71,730	71,730

Reacquired:
Institutional Class	(2,850,916,508)	(2,850,916,508)	(6,090,943,191)	(6,090,943,191)
Private Investment Class	(691,949,425)	(691,949,425)	(1,201,053,494)	(1,201,053,494)
Personal Investment Class	(316,573,303)	(316,573,303)	(1,223,376,234)	(1,223,376,234)
Cash Management Class	(1,242,316,368)	(1,242,316,368)	(3,114,723,187)	(3,114,723,187)
Reserve Class	(181,123,166)	(181,123,166)	(175,709,506)	(175,709,506)
Resource Class	(65,075,493)	(65,075,493)	(76,704,255)	(76,704,255)
Corporate Class	(201,018,707)	(201,018,707)	(1,132,412,838)	(1,132,412,838)
Net increase (decrease) in share activity	58,760,625	$58,760,625	(109,353,388)	$(109,353,388)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

44                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	7,821,438,683	$7,821,438,683	16,766,462,244	$16,766,462,244
Private Investment Class	890,870,745	890,870,745	1,901,290,280	1,901,290,280
Personal Investment Class	502,160,779	502,160,779	1,101,975,367	1,101,975,367
Cash Management Class	9,154,752,380	9,154,752,380	26,793,251,842	26,793,251,842
Reserve Class	43,134,820	43,134,820	109,204,351	109,204,351
Resource Class	155,665,944	155,665,944	329,636,954	329,636,954
Corporate Class	8,220,833,589	8,220,833,589	18,168,487,688	18,168,487,688

Issued as reinvestment of dividends:
Institutional Class	963,871	963,871	922,038	922,038
Private Investment Class	7,379	7,379	15,296	15,296
Personal Investment Class	16,154	16,154	26,774	26,774
Cash Management Class	45,602	45,602	60,767	60,767
Reserve Class	3,896	3,896	7,169	7,169
Resource Class	3,280	3,280	8,488	8,488
Corporate Class	167,634	167,634	132,198	132,198

Reacquired:
Institutional Class	(9,398,975,018)	(9,398,975,018)	(16,397,516,049)	(16,397,516,049)
Private Investment Class	(887,352,611)	(887,352,611)	(1,964,749,865)	(1,964,749,865)
Personal Investment Class	(517,012,232)	(517,012,232)	(1,102,353,101)	(1,102,353,101)
Cash Management Class	(10,096,777,403)	(10,096,777,403)	(29,086,715,095)	(29,086,715,095)
Reserve Class	(48,057,979)	(48,057,979)	(260,973,022)	(260,973,022)
Resource Class	(148,353,003)	(148,353,003)	(379,091,264)	(379,091,264)
Corporate Class	(8,817,103,479)	(8,817,103,479)	(17,821,712,941)	(17,821,712,941)
Net increase (decrease) in share activity	(3,123,566,969)	$(3,123,566,969)	(1,841,629,881)	$(1,841,629,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

45                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	18,540,389,344	$18,540,389,344	37,416,050,435	$37,416,050,435
Private Investment Class	877,051,192	877,051,192	2,115,905,376	2,115,905,376
Personal Investment Class	38,791,034	38,791,034	134,224,028	134,224,028
Cash Management Class	1,195,370,891	1,195,370,891	5,837,371,862	5,837,371,862
Reserve Class	398,647,336	398,647,336	699,303,942	699,303,942
Resource Class	278,773,112	278,773,112	1,554,415,700	1,554,415,700
Corporate Class	2,290,153,339	2,290,153,339	4,660,748,011	4,660,748,011

Issued as reinvestment of dividends:
Institutional Class	451,334	451,334	199,188	199,188
Private Investment Class	37,272	37,272	37,056	37,056
Personal Investment Class	—	—	6	6
Cash Management Class	21,186	21,186	33,044	33,044
Reserve Class	37,786	37,786	67,656	67,656
Resource Class	5,468	5,468	13,926	13,926
Corporate Class	69,144	69,144	55,261	55,261

Reacquired:
Institutional Class	(19,464,722,135)	(19,464,722,135)	(36,524,869,326)	(36,524,869,326)
Private Investment Class	(795,680,075)	(795,680,075)	(2,040,433,165)	(2,040,433,165)
Personal Investment Class	(67,014,459)	(67,014,459)	(138,205,283)	(138,205,283)
Cash Management Class	(1,279,667,008)	(1,279,667,008)	(6,084,411,102)	(6,084,411,102)
Reserve Class	(420,034,320)	(420,034,320)	(702,965,718)	(702,965,718)
Resource Class	(316,530,385)	(316,530,385)	(1,561,102,424)	(1,561,102,424)
Corporate Class	(2,206,530,166)	(2,206,530,166)	(4,689,445,732)	(4,689,445,732)
Net increase (decrease) in share activity	(930,380,110)	$(930,380,110)	676,992,741	$676,992,741

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	140,583,594	$140,583,594	368,612,267	$368,612,267
Private Investment Class	1,046,890	1,046,890	71,398,479	71,398,479
Personal Investment Class	6,547,359	6,547,359	8,341,042	8,341,042
Cash Management Class	29,139,800	29,139,800	87,930,861	87,930,861
Reserve Class	107,718,530	107,718,530	14,172,451	14,172,451
Resource Class	41	41	17,934,744	17,934,744
Corporate Class	8,418,335	8,418,335	187,300,005	187,300,005

Issued as reinvestment of dividends:
Institutional Class	27,576	27,576	84,605	84,605
Private Investment Class	556	556	3,065	3,065
Cash Management Class	12,015	12,015	24,731	24,731
Reserve Class	6,988	6,988	1,197	1,197
Resource Class	463	463	3,214	3,214
Corporate Class	1,203	1,203	4,203	4,203

Reacquired:
Institutional Class	(229,157,580)	(229,157,580)	(390,844,344)	(390,844,344)
Private Investment Class	(2,629,069)	(2,629,069)	(80,997,448)	(80,997,448)
Personal Investment Class	(6,623,765)	(6,623,765)	(10,184,653)	(10,184,653)
Cash Management Class	(28,566,795)	(28,566,795)	(91,035,668)	(91,035,668)
Reserve Class	(44,735,143)	(44,735,143)	(9,002,488)	(9,002,488)
Resource Class	—	—	(19,274,260)	(19,274,260)
Corporate Class	(36,250,023)	(36,250,023)	(209,804,200)	(209,804,200)
Net increase (decrease) in share activity	(54,459,025)	$(54,459,025)	(55,332,197)	$(55,332,197)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

47                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	576,859,284	$576,859,284	1,022,223,755	$1,022,223,755
Private Investment Class	23,529,218	23,529,218	48,653,591	48,653,591
Personal Investment Class	2,234,174	2,234,174	5,529,842	5,529,842
Cash Management Class	29,960,256	29,960,256	85,609,129	85,609,129
Reserve Class	34,804,336	34,804,336	57,041,089	57,041,089
Resource Class	71,708	71,708	2,830,839	2,830,839
Corporate Class	1,175,406	1,175,406	—	—

Issued as reinvestment of dividends:
Institutional Class	3,153	3,153	35,799	35,799
Private Investment Class	1,399	1,399	13,990	13,990
Personal Investment Class	11	11	651	651
Cash Management Class	1,135	1,135	13,598	13,598
Reserve Class	1,086	1,086	13,480	13,480
Resource Class	195	195	2,430	2,430
Corporate Class	916	916	15,648	15,648

Reacquired:
Institutional Class	(456,110,576)	(456,110,576)	(1,090,280,786)	(1,090,280,786)
Private Investment Class	(24,109,697)	(24,109,697)	(52,475,383)	(52,475,383)
Personal Investment Class	(3,126,620)	(3,126,620)	(5,629,174)	(5,629,174)
Cash Management Class	(38,535,637)	(38,535,637)	(95,328,428)	(95,328,428)
Reserve Class	(26,402,890)	(26,402,890)	(62,919,733)	(62,919,733)
Resource Class	(2,024,676)	(2,024,676)	(3,822,709)	(3,822,709)
Corporate Class	(26,446,057)	(26,446,057)	(5,059,726)	(5,059,726)
Net increase (decrease) in share activity	91,886,124	$91,886,124	(93,532,098)	$(93,532,098)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

48                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Personal Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/29/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$58,065	0.35	%(c)	0.92	%(c)	0.04	%(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	115,410	0.21		0.92		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	180,431	0.19		0.92		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	156,032	0.24		0.92		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	102,628	0.27		0.93		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	107,681	0.27		0.92		0.02
STIC Prime Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	99,353	0.21	(c)	0.95	(c)	0.10	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	117,573	0.07		0.94		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	158,011	0.06		0.94		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	98,913	0.11		0.94		0.08
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	72,420	0.15		0.95		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	84,451	0.22		0.94		0.02
Treasury Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	147,223	0.17	(c)	0.92	(c)	0.04	(c)
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	162,054	0.06		0.92		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	162,405	0.04		0.92		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	131,880	0.09		0.93		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	126,917	0.08		0.93		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	185,309	0.12		0.93		0.02
Government & Agency Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	8,944	0.16	(c)	0.89	(c)	0.07	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	37,168	0.08		0.88		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	41,149	0.06		0.88		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	48,700	0.11		0.89		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	13,558	0.10		0.88		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	14,693	0.15		0.88		0.02
Government TaxAdvantage Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,879	0.16	(c)	1.08	(c)	0.05	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	1,955	0.00		1.08		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	3,799	0.02		1.04		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	6,195	0.06		0.95		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	4,545	0.07		0.97		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	4,801	0.11		1.01		0.02
Tax-Free Cash Reserve Portfolio
Six months ended 02/29/16	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.00	2,731	0.05	(c)	1.06	(c)	0.01	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	3,624	0.03		1.06		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	3,722	0.04		1.05		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	4,781	0.10		1.05		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	2,750	0.13		1.05		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	4,218	0.26		1.04		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $84,919, $106,188, $153,902, $16,571, $3,797 and $2,484 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

49                         Short-Term Investments Trust

Note 10-Subsequent Event

Effective June 1, 2016, the Board has approved a change in the advisory fee rate under the master investment advisory agreement for Tax-Free Cash Reserve Portfolio to an annual rate of 0.20% of the Fund’s average daily net assets.

In addition, effective June 1, 2016, the Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government TaxAdvantage Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

50                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Personal Investment Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.74	$1,023.12	$1.76	0.35%
STIC Prime Portfolio	1,000.00	1,000.50	1.04	1,023.82	1.06	0.21
Treasury Portfolio	1,000.00	1,000.20	0.85	1,024.02	0.86	0.17
Government & Agency Portfolio	1,000.00	1,000.30	0.80	1,024.07	0.81	0.16
Government TaxAdvantage Portfolio	1,000.00	1,000.30	0.80	1,024.07	0.81	0.16
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.25	1,024.61	0.25	0.05

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2015, through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

51                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-SAR-6	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016

Private Investment Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

32	Financial Statements

37	Notes to Financial Statements

49	Financial Highlights

51	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2016, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Private Investment Class data as of 2/29/16

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	14 - 42 days	33 days	52 days	$209.8 million
STIC Prime	7 - 19 days	11 days	13 days	137.3 million
Treasury	29 - 54 days	49 days	113 days	464.6 million
Government & Agency	24 - 52 days	40 days	115 days	503.9 million
Government TaxAdvantage	25 - 58 days	35 days	55 days	4.4 million
Tax-Free Cash Reserve	24 - 38 days	29 days	29 days	29.8 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                         Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Money market investors cheered in December when the US Federal Reserve raised the federal funds target rate after holding it near zero for seven years in the aftermath of the financial crisis. Moderate economic growth, improvement in employment and the need to remove “emergency accommodation” were the primary reasons for the Fed’s action. More rate hikes are expected, but at a slower pace than past Fed regimes.

    The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in 2014, which are set to be fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements as updates are available.

    For more than 30 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors.

    Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

3                          Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–40.38%(a)
Asset-Backed Securities — Consumer Receivables–3.51%
Old Line Funding, LLC(b)	0.65%	04/18/2016	$43,000	$42,962,733
Old Line Funding, LLC(b)	0.65%	04/25/2016	66,000	65,934,458
Old Line Funding, LLC(b)	0.73%	05/26/2016	190,000	189,668,662
Old Line Funding, LLC(b)	0.77%	05/09/2016	85,000	84,874,554
Thunder Bay Funding, LLC(b)	0.64%	05/18/2016	115,000	114,840,533
Thunder Bay Funding, LLC(b)	0.65%	04/18/2016	95,000	94,917,667
Thunder Bay Funding, LLC(b)	0.65%	04/18/2016	65,000	64,943,667
Thunder Bay Funding, LLC(b)	0.72%	06/01/2016	91,000	90,832,560
Thunder Bay Funding, LLC(b)	0.77%	05/12/2016	40,000	39,938,400
				788,913,234

Asset-Backed Securities — Fully Supported–2.41%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/04/2016	75,000	74,956,083
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/06/2016	148,000	147,908,240
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/18/2016	33,000	32,972,720
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	05/19/2016	100,000	99,863,945
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.60%	04/20/2016	75,000	74,937,500
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.61%	06/02/2016	110,000	109,826,658
				540,465,146

Asset-Backed Securities — Fully Supported Bank–12.88%
Anglesea Funding LLC (Multi-CEP’s)(b)(c)(d)	0.70%	07/06/2016	25,000	25,000,000
Anglesea Funding LLC (Multi-CEP’s)(b)(c)(d)	0.70%	07/18/2016	133,000	133,000,000
Barton Capital S.A. (CEP–Societe Generale S.A)(b)(c)(d)	0.61%	07/07/2016	75,000	75,000,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.62%	04/06/2016	50,000	49,969,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.63%	05/11/2016	100,000	99,875,750
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.62%	04/01/2016	49,000	48,973,839
Bennington Stark Capital Co. (CEP–Societe Generale S.A.)(b)(c)	0.67%	04/01/2016	50,000	49,971,153
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.62%	04/18/2016	50,000	49,958,667
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.66%	05/03/2016	31,500	31,463,617
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.50%	03/16/2016	48,000	47,990,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.63%	04/04/2016	170,000	169,898,850
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.63%	04/13/2016	66,000	65,950,335
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(d)	0.68%	07/14/2016	97,000	97,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(d)	0.78%	08/22/2016	73,000	73,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.81%	08/05/2016	100,000	99,646,750
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.48%	04/25/2016	100,000	99,926,667
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.48%	04/20/2016	100,000	99,933,333
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(d)	0.63%	03/01/2016	15,000	15,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(d)	0.68%	07/22/2016	60,000	60,000,000
Crown Point Capital Co., LLC, Series A (Multi-CEP’s)(b)(c)(d)	0.94%	07/28/2016	50,000	50,000,000
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)(c)	0.60%	05/25/2016	180,000	179,745,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Institutional Secured Funding Ltd (Multi-CEP’s)(b)(c)	0.60%	03/08/2016	$21,000	$20,997,550
Institutional Secured Funding Ltd (Multi-CEP’s)(b)(c)	0.70%	04/21/2016	20,000	19,980,167
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.68%	06/21/2016	44,000	43,906,915
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.62%	04/11/2016	64,000	63,954,809
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.65%	04/12/2016	105,000	104,920,375
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.50%	04/04/2016	62,500	62,470,486
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.54%	03/14/2016	50,359	50,349,180
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.52%	03/08/2016	49,595	49,589,985
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/13/2016	35,500	35,471,590
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/14/2016	22,000	21,981,985
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/18/2016	36,000	35,967,840
Matchpoint Finance PLC (CEP–BNP Paribas S.A)(b)(c)	0.45%	03/01/2016	70,000	70,000,000
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	0.63%	04/04/2016	59,000	58,964,895
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.37%	03/04/2016	135,000	134,995,838
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/30/2016	76,106	76,079,637
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/21/2016	100,000	99,976,111
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/29/2016	120,000	119,959,866
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	0.62%	04/26/2016	75,000	74,927,667
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.78%	07/06/2016	25,000	25,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.78%	07/07/2016	99,750	99,750,000
				2,890,547,857

Asset-Backed Securities — Multi-Purpose–1.97%
CHARTA, LLC(b)	0.83%	07/06/2016	66,000	65,806,748
CRC Funding, LLC(b)	0.45%	03/23/2016	25,000	24,993,125
CRC Funding, LLC(b)	0.45%	03/24/2016	50,000	49,985,625
Nieuw Amsterdam Receivables Corp.(b)(c)	0.60%	04/05/2016	35,000	34,979,583
Nieuw Amsterdam Receivables Corp.(b)(c)	0.52%	04/07/2016	65,000	64,965,261
Nieuw Amsterdam Receivables Corp.(b)(c)	0.60%	04/29/2016	72,000	71,929,200
Nieuw Amsterdam Receivables Corp.(b)(c)	0.47%	03/09/2016	28,750	28,746,997
Versailles Commercial Paper LLC(b)(d)	0.58%	10/14/2016	100,000	100,000,000
				441,406,539

Consumer Finance–0.44%
Toyota Motor Credit Corp.(c)	0.71%	08/10/2016	100,000	99,680,500

Diversified Banks–10.23%
ANZ New Zealand Int’l Ltd.(b)(c)	0.33%	03/18/2016	144,150	144,127,537
BNP Paribas S.A.(c)	0.38%	03/03/2016	250,000	249,994,722
Commonwealth Bank of Australia(b)(c)(d)	0.78%	08/22/2016	73,000	73,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.56%	05/13/2016	20,000	19,999,544
Commonwealth Bank of Australia(b)(c)(d)	0.56%	05/20/2016	50,000	50,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.57%	05/19/2016	46,000	45,999,106
Commonwealth Bank of Australia(b)(c)(d)	0.58%	05/26/2016	40,000	39,995,713
Commonwealth Bank of Australia(b)(c)(d)	0.60%	03/07/2016	40,000	40,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.60%	03/04/2016	28,000	28,000,000
Credit Agricole Corporate & Investment Bank(c)	0.30%	03/01/2016	65,000	65,000,000
ING (US) Funding LLC(c)	0.60%	04/01/2016	32,300	32,283,312
ING (US) Funding LLC(c)	0.61%	04/05/2016	70,000	69,958,486
ING (US) Funding LLC(c)	0.61%	04/12/2016	110,000	109,921,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
ING (US) Funding LLC(c)	0.67%	06/01/2016	$135,000	$134,769,655
ING (US) Funding LLC(c)	0.67%	06/13/2016	90,000	89,825,800
Mizuho Bank Ltd.(b)(c)	0.61%	05/23/2016	150,000	149,789,041
Natixis(c)	0.65%	04/06/2016	300,000	299,805,000
Standard Chartered Bank(b)(c)	0.62%	04/18/2016	100,000	99,917,333
Standard Chartered Bank(b)(c)	0.70%	05/27/2016	145,000	144,754,708
Standard Chartered Bank(b)(c)	0.42%	03/01/2016	109,000	109,000,000
Standard Chartered Bank(b)(c)	0.50%	03/21/2016	140,000	139,961,111
Swedbank AB(c)	0.36%	03/07/2016	70,000	69,995,800
Westpac Banking Corp.(b)(c)(d)	0.74%	08/08/2016	91,000	91,000,000
				2,297,098,585

Integrated Oil & Gas–0.53%
Exxon Mobil Corp.	0.46%	03/15/2016	120,000	119,978,533

Regional Banks–4.75%
ASB Finance Ltd.(b)	0.33%	03/04/2016	100,000	99,997,292
Banque et Caisse d’Epargne de l’Etat(c)	0.51%	04/01/2016	30,000	29,986,825
BNZ International Funding Ltd.(b)(c)	0.46%	04/22/2016	61,300	61,259,270
Danske Corp.(b)(c)	0.55%	05/02/2016	95,000	94,910,014
Danske Corp.(b)(c)	0.62%	05/02/2016	50,000	49,947,042
Danske Corp.(b)(c)	0.62%	05/03/2016	100,000	99,892,375
HSBC Bank PLC(b)(c)	0.82%	08/09/2016	100,000	99,635,514
HSBC Bank PLC(b)(c)(d)	0.83%	09/06/2016	85,000	85,000,000
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.52%	03/14/2016	145,000	144,972,772
Macquarie Bank Ltd.(b)(c)	0.62%	05/10/2016	84,500	84,398,130
Macquarie Bank Ltd.(b)(c)	0.64%	05/03/2016	18,250	18,229,560
Macquarie Bank Ltd.(b)(c)	0.75%	06/29/2016	145,000	144,637,500
Mitsubishi UFJ Trust & Banking Corp.(c)	0.67%	04/19/2016	52,950	52,901,713
				1,065,768,007

Specialized Finance–3.21%
Caisse des Depots et Consignations(b)(c)	0.59%	05/25/2016	178,400	178,151,479
Caisse des Depots et Consignations(b)(c)	0.40%	03/03/2016	100,000	99,997,778
CDP Financial Inc.(b)(c)	0.59%	04/20/2016	85,000	84,930,347
CDP Financial Inc.(b)(c)	0.39%	03/01/2016	40,000	40,000,000
KfW(b)(c)	0.29%	03/01/2016	20,000	20,000,000
Nederlandse Waterschapsbank N.V.(b)(c)	0.58%	04/13/2016	65,000	64,954,969
Nederlandse Waterschapsbank N.V.(b)(c)	0.59%	05/11/2016	72,000	71,916,220
Nederlandse Waterschapsbank N.V.(b)(c)	0.35%	03/14/2016	159,700	159,679,816
				719,630,609

Thrifts & Mortgage Finance–0.45%
Nationwide Building Society(b)(c)	0.62%	05/18/2016	100,000	99,865,667
Total Commercial Paper (Cost $9,063,354,677)				9,063,354,677

Certificates of Deposit–30.66%
Bank of Montreal(c)	0.58%	04/08/2016	48,750	48,753,078
Bank of Montreal(c)(d)	0.79%	11/10/2016	200,000	200,000,000
Bank of Montreal(c)	0.44%	03/22/2016	59,400	59,400,000
Bank of Nova Scotia(c)	0.43%	04/01/2016	111,000	111,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(c)(d)	0.57%	03/09/2016	$56,000	$56,000,000
Bank of Nova Scotia(c)(d)	0.78%	09/09/2016	100,000	100,000,000
Bank of Nova Scotia(c)(d)	0.79%	09/30/2016	120,100	120,100,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.37%	03/03/2016	355,000	355,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.37%	03/07/2016	125,000	125,000,000
Canadian Imperial Bank of Commerce(c)	0.85%	08/25/2016	65,000	65,000,000
Canadian Imperial Bank of Commerce(c)	0.28%	03/01/2016	72,000	72,000,000
Canadian Imperial Bank of Commerce(c)	0.36%	03/03/2016	340,000	340,000,000
Citibank, N.A.	0.82%	08/12/2016	100,000	100,000,000
Citibank, N.A.	0.58%	04/21/2016	185,000	185,000,000
Citibank, N.A.	0.65%	05/23/2016	110,000	110,000,000
Citibank, N.A.	0.63%	06/06/2016	95,000	95,000,000
Credit Industriel et Commercial(c)	0.37%	03/02/2016	325,000	325,000,000
Credit Industriel et Commercial(c)	0.38%	03/01/2016	160,000	160,000,000
Dexia Credit Local S.A.(c)(d)	0.58%	03/23/2016	80,000	80,000,440
Dexia Credit Local S.A.(c)(d)	0.78%	08/10/2016	100,000	100,000,000
Dexia Credit Local S.A.(c)(d)	0.58%	03/24/2016	82,000	82,000,750
DNB Bank ASA(c)	0.28%	03/01/2016	148,000	148,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.60%	04/22/2016	110,000	110,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.44%	03/07/2016	60,000	60,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.60%	05/18/2016	100,000	100,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.66%	06/06/2016	135,000	135,000,000
KBC Bank N.V.(c)	0.38%	03/01/2016	215,000	215,000,000
KBC Bank N.V.(c)	0.38%	03/03/2016	340,000	340,000,000
Landesbank Hessen-Thueringen Girozentrale(c)	0.51%	03/11/2016	66,000	66,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)	0.63%	04/25/2016	185,000	185,000,000
Mizuho Bank Ltd.(c)	0.50%	03/09/2016	95,000	95,001,679
Mizuho Bank Ltd.(c)	0.61%	04/20/2016	50,000	50,000,000
Mizuho Bank Ltd.(c)	0.66%	04/18/2016	200,000	200,000,000
Nordea Bank Finland PLC(c)	0.28%	03/01/2016	106,000	106,000,000
Royal Bank of Canada(c)(d)	0.77%	10/03/2016	300,000	300,000,000
Skandinaviska Enskilda Banken AB(c)	0.29%	03/01/2016	198,000	198,000,000
Societe Generale S.A.(c)	0.62%	05/05/2016	164,000	164,000,000
Standard Chartered Bank(c)(d)	0.63%	03/08/2016	52,000	52,000,000
Standard Chartered Bank(c)	0.64%	05/02/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.65%	03/14/2016	130,000	130,006,079
Sumitomo Mitsui Trust Bank Ltd.(c)	0.67%	04/04/2016	63,000	63,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.67%	04/19/2016	140,000	140,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.68%	04/11/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.70%	04/28/2016	90,000	90,008,643
Swedbank AB(c)	0.36%	03/03/2016	340,000	340,000,000
Swedbank AB(c)	0.37%	03/01/2016	46,500	46,500,000
Toronto-Dominion Bank (The)(c)	0.46%	04/29/2016	148,000	148,000,000
Toronto-Dominion Bank (The)(c)(d)	0.68%	06/06/2016	50,000	50,000,000
Toronto-Dominion Bank (The)(c)(d)	0.68%	08/17/2016	30,000	30,000,000
UBS AG(c)	0.68%	05/31/2016	145,000	145,000,000
UBS AG(c)	0.85%	08/05/2016	85,000	85,000,000
Total Certificates of Deposit (Cost $6,880,770,669)				6,880,770,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–1.02%(e)
Credit Enhanced–0.98%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.43%	06/01/2029	$500	$500,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	09/01/2019	2,785	2,785,000
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(b)(f)	0.14%	01/01/2029	1,300	1,300,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.43%	12/01/2028	900	900,000
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP–FNMA)	0.01%	10/15/2033	1,175	1,175,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.08%	12/01/2027	2,000	2,000,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.41%	07/01/2038	800	800,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.01%	09/01/2033	18,910	18,910,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/2040	6,300	6,300,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(b)(f)	0.10%	03/01/2033	2,600	2,600,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	01/01/2033	22,390	22,390,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/2034	5,800	5,800,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/2036	1,915	1,915,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	0/01/2038	12,890	12,890,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	06/01/2037	2,380	2,380,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(c)(f)	0.10%	08/01/2027	1,000	1,000,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	03/01/2030	1,110	1,110,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.01%	06/01/2027	8,500	8,500,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/2038	2,300	2,300,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.01%	02/01/2042	3,650	3,650,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	06/01/2029	1,320	1,320,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(f)	0.01%	01/01/2037	3,450	3,450,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/2042	2,525	2,525,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(f)	0.30%	12/01/2039	735	735,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/2048	9,565	9,565,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/2030	600	600,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	09/01/2028	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.38%	03/01/2039	$1,900	$1,900,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	07/01/2038	3,100	3,100,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.01%	09/01/2040	5,515	5,515,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.02%	11/15/2031	4,000	4,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	6,800	6,800,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	1,500	1,500,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	03/01/2032	1,005	1,005,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	02/01/2028	620	620,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.03%	10/15/2038	4,000	4,000,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.03%	12/01/2032	4,606	4,606,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.48%	07/01/2040	1,970	1,970,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/2042	500	500,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/2031	3,345	3,345,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.03%	06/01/2041	7,090	7,090,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	5,600	5,600,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/15/2043	14,950	14,950,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	7,870	7,870,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.03%	09/15/2036	4,475	4,475,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/2038	5,125	5,125,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.03%	07/01/2025	8,300	8,300,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/2027	1,500	1,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/15/2034	5,105	5,105,000
				220,976,000

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp., Series M028, Class A, VRD MFH Ctfs.	0.03%	09/15/2024	8,480	8,480,000
Total Variable Rate Demand Notes (Cost $229,456,000)				229,456,000

Other Bonds & Notes–3.66%
Bank of Nova Scotia, Sr. Unsec. Notes(c)	2.90%	03/29/2016	40,000	40,073,515
GE Capital International Funding Co., Sr. Unsec. Gtd. Notes(b)	0.96%	04/15/2016	97,236	97,291,775
New York Life Global Funding, Sec. Floating Rate Notes(b)(d)	0.67%	08/05/2016	73,000	73,000,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Floating Rate Notes(d)	0.68%	10/19/2016	$235,000	$235,000,000
Unsec. Medium-Term Floating Rate Notes(d)	0.74%	10/29/2016	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Floating Rate Notes(b)(c)(d)	0.87%	11/07/2016	150,000	150,000,000
Total Other Bonds & Notes (Cost $820,365,323)				820,365,323

U.S. Treasury Securities–0.67%(a)
U.S. Treasury Bills (Cost $149,636,000)	0.49%	09/01/2016	150,000,000	149,636,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–76.39% (Cost $17,143,582,669)				17,143,582,669

			Repurchase Amount
Repurchase Agreements–24.33%(g)
Bank of Nova Scotia (The), agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,000; 0.90%-5.00%, 04/25/2017-01/01/2046)	0.32%	03/01/2016	200,001,778	200,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $250,002,153 (collateralized by U.S. government sponsored agency obligations valued at $255,000,425; 0%-6.25%, 03/08/2017-01/15/2030)	0.31%	03/01/2016	125,001,077	125,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $400,003,333 (collateralized by U.S. Treasury obligations valued at $408,000,044; 1.63%-2.25%, 06/30/2019-11/15/2025)	0.30%	03/01/2016	158,739,106	158,737,783
Citigroup Global Markets Inc., term agreement dated 12/03/2015, maturing value of $60,596,167 (collateralized by domestic and foreign non-agency asset-backed securities valued at $66,000,000; 0%-1.05%, 04/01/2030-11/19/2051)	0.98%	12/02/2016	60,596,167	60,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 3.50%-4.50%, 05/20/2045-02/01/2046)	0.32%	03/01/2016	200,001,778	200,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,064; 2.63%-3.63%, 08/15/2020-08/15/2043)	0.30%	03/01/2016	93,000,775	93,000,000
Credit Suisse Securities (USA) LLC, open agreement dated 10/07/2015, (collateralized by domestic non-agency mortgage-backed securities valued at $456,502,402; 1.59%-6.00%, 07/27/2037-12/25/2065)(c)(h)	0.98%	—	—	415,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $135,013,913 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $141,754,333; 0%-7.14%, 03/22/2017-04/10/2049)(c)(i)	0.53%	03/01/2016	135,013,913	135,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $75,009,188 (collateralized by domestic and foreign corporate obligations valued at $82,501,090; 0%-10.00%, 02/25/2018-10/29/2049)(c)(i)	0.63%	03/01/2016	75,009,188	75,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/24/2016, maturing value of $165,020,213 (collateralized by domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $181,503,082; 0%-3.82%, 03/15/2017-03/31/2045)(c)(i)	0.63%	03/02/2016	165,020,213	165,000,000
ING Financial Markets, LLC, agreement dated 02/29/2016, maturing value $75,001,063 (collateralized by domestic and foreign corporate obligations valued at $82,211,752; 1.95%-10.50%, 03/15/2018-03/15/2038)(c)	0.51%	03/01/2016	75,001,063	75,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/29/2016, maturing value of $100,000,889 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 0%-4.00%, 01/01/2034-02/01/2046)	0.32%	03/01/2016	100,000,889	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	656,057,629	656,052,162
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/26/2016, maturing value of $348,452,400 (collateralized by domestic agency mortgage-backed securities, a domestic non-agency mortgage-backed security, a domestic non-agency asset-backed security and municipal obligations valued at $361,340,310; 0%-11.08%, 06/15/2016-04/25/2055)(i)	0.78%	04/26/2016	348,452,400	348,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/29/2016, maturing value of $350,316,458 (collateralized by U.S. government sponsored agency obligations, a domestic agency mortgage-backed security, domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $370,590,324; 0%-11.08%, 10/06/2016-06/05/2115)	0.93%	04/04/2016	$350,316,458	$350,000,000
Mitsubishi UFJ Securities (USA) Inc., agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 0.75%-8.00%, 09/01/2023-01/20/2066)	0.32%	03/01/2016	200,001,778	200,000,000
RBC Capital Markets Corp., term agreement dated 02/23/2016, maturing value of $150,015,458 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $153,000,000; 0%-15.63%, 02/01/2028-09/20/2063)(c)(i)	0.53%	03/01/2016	150,015,458	150,000,000
RBC Capital Markets Corp., term agreement dated 02/26/2016, maturing value of $180,094,400 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $184,804,920; 0.80%-49.49%, 06/01/2017-09/20/2063)(c)(i)	0.59%	03/29/2016	180,094,400	180,000,000
Societe Generale, agreement dated 02/29/2016, maturing value of $150,001,500 (collateralized by domestic agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $153,000,000; 0.87%-6.50%, 05/01/2018-01/20/2062)	0.36%	03/01/2016	150,001,500	150,000,000
TD Securities (USA) LLC, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,050; 0%-9.00%, 03/03/2016-05/15/2045)	0.30%	03/01/2016	500,004,167	500,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $100,001,056 (collateralized by domestic corporate obligations valued at $105,000,001; 0%-2.00%, 03/01/2016-01/24/2028)	0.38%	03/01/2016	100,001,056	100,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $500,004,583 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50%-3.50%, 04/01/2030-09/01/2045)	0.33%	03/01/2016	500,004,583	500,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/29/2016, aggregate maturing value of $550,005,042 (collateralized by U.S. government sponsored agency obligations valued at $561,000,000; 0.64%-4.00%, 07/15/2021-03/25/2055)	0.33%	03/01/2016	349,738,534	349,735,328
Wells Fargo Securities, LLC, term agreement dated 02/26/2016, maturing value of $175,017,354 (collateralized by U.S. government sponsored agency obligations, domestic corporate obligations and sovereign debt valued at $179,495,120; 0%-10.13%, 03/01/2016-01/21/2045)(i)	0.51%	03/04/2016	175,017,354	175,000,000
Total Repurchase Agreements (Cost $5,460,525,273)				5,460,525,273
TOTAL INVESTMENTS(j)(k)–100.72% (Cost $22,604,107,942)				22,604,107,942
OTHER ASSETS LESS LIABILITIES–(0.72)%				(160,487,731)
NET ASSETS–100.00%				$22,443,620,211

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $7,237,690,536, which represented 32.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.8%; Canada: 10.3%; Japan: 10.1%; United Kingdom: 8.4%; other countries less than 5% each: 26.9%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	38.6%
8-30	8.6
31-60	21.7
61-90	11.5
91-180	12.7
181+	6.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–49.74%(a)
Asset-Backed Securities — Fully Supported–2.93%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.47%	04/05/2016	$30,000	$29,986,292
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.48%	04/12/2016	25,000	24,986,000
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.42%	03/03/2016	25,000	24,999,416
				79,971,708

Asset-Backed Securities — Fully Supported Bank–22.85%
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.50%	04/07/2016	25,000	24,987,153
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)(d)	0.61%	07/06/2016	77,000	77,000,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)(d)	0.61%	07/05/2016	10,000	10,000,000
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)	0.52%	03/07/2016	50,000	49,995,667
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.53%	03/15/2016	40,000	39,991,756
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.60%	03/07/2016	12,000	11,998,800
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.60%	03/01/2016	25,000	25,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.61%	03/21/2016	32,943	32,931,836
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.48%	04/22/2016	40,000	39,972,267
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.52%	03/11/2016	50,000	49,992,778
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.48%	03/24/2016	37,500	37,488,500
Matchpoint Finance PLC, Series A (CEP–BNP Paribas S.A.)(b)(c)	0.45%	03/01/2016	100,000	100,000,000
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/14/2016	13,000	12,997,981
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/21/2016	80,000	79,980,889
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/29/2016	10,000	9,996,655
Working Capital Management Co. (CEP–Mizuho Bank, Ltd.)(b)(c)	0.51%	04/18/2016	22,520	22,504,686
				624,838,968

Asset-Backed Securities — Multi-Purpose–2.74%
Nieuw Amsterdam Receivables Corp.(b)(c)	0.45%	04/18/2016	25,000	24,985,000
Nieuw Amsterdam Receivables Corp.(b)(c)	0.47%	03/09/2016	50,000	49,994,778
				74,979,778

Diversified Banks–5.49%
DBS Bank Ltd.(b)(c)	0.45%	03/18/2016	115,000	114,975,563
Swedbank AB(b)	0.36%	03/07/2016	35,000	34,997,900
				149,973,463

Integrated Oil & Gas–1.83%
Chevron Corp.(c)	0.43%	04/01/2016	9,500	9,496,482
Exxon Mobil Corp.	0.46%	03/15/2016	17,000	16,996,959
Total Capital Canada Ltd.(b)(c)	0.43%	03/21/2016	23,500	23,494,386
				49,987,827

Life & Health Insurance–3.15%
MetLife Short Term Funding LLC(c)	0.41%	03/02/2016	76,120	76,119,133
MetLife Short Term Funding LLC(c)	0.42%	03/04/2016	10,000	9,999,650
				86,118,783

Regional Banks–8.01%
Banque et Caisse d’Epargne de l’Etat(b)	0.45%	03/18/2016	79,000	78,983,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Banque et Caisse d’Epargne de l’Etat(b)	0.45%	03/23/2016	$40,000	$39,989,000
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.45%	04/18/2016	100,000	99,940,000
				218,912,213

Specialized Finance–2.74%
CDP Financial Inc.(b)(c)	0.50%	03/01/2016	75,000	75,000,000
Total Commercial Paper (Cost $1,359,782,740)				1,359,782,740

Certificates of Deposit–29.65%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)	0.37%	03/03/2016	20,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)	0.37%	03/07/2016	45,000	45,000,000
Canadian Imperial Bank of Commerce(b)	0.28%	03/01/2016	25,000	25,000,000
Canadian Imperial Bank of Commerce(b)	0.36%	03/03/2016	40,000	40,000,000
Credit Industriel et Commercial(b)	0.37%	03/02/2016	40,000	40,000,000
Credit Industriel et Commercial(b)	0.38%	03/01/2016	20,000	20,000,000
DNB Bank ASA(b)	0.28%	03/01/2016	137,000	137,000,000
KBC Bank N.V.(b)	0.38%	03/01/2016	30,000	30,000,000
KBC Bank N.V.(b)	0.38%	03/03/2016	40,000	40,000,000
Nordea Bank Finland PLC(b)	0.28%	03/01/2016	137,000	137,000,000
Oversea-Chinese Banking Corp. Ltd.(b)	0.48%	04/08/2016	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(b)	0.50%	03/17/2016	49,750	49,750,000
Skandinaviska Enskilda Banken AB(b)	0.29%	03/01/2016	137,000	137,000,000
Swedbank AB(b)	0.36%	03/03/2016	40,000	40,000,000
Total Certificates of Deposit (Cost $810,750,000)				810,750,000

Variable Rate Demand Notes–3.21%(e)
Credit Enhanced–3.21%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.43%	06/01/2029	2,095	2,095,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.43%	12/01/2028	2,200	2,200,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/2040	5,800	5,800,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/2036	4,335	4,335,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/2019	7,155	7,155,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	09/01/2048	1,510	1,510,000
Jets Stadium Development, LLC; Series 2007 A-4C, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.38%	04/01/2047	51,400	51,400,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	5,500	5,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.01%	08/15/2031	700	700,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.03%	10/15/2038	1,600	1,600,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	2,600	2,600,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/2038	2,825	2,825,000
Total Variable Rate Demand Notes (Cost $87,720,000)				87,720,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–0.95%
Overseas Private Investment Corp. (OPIC)–0.95%(e)
Unsec. Gtd. VRD COP Bonds	0.36%	05/15/2030	$11,960	$11,960,000
Unsec. Gtd. VRD COP Bonds	0.40%	09/20/2022	4,000	4,000,000
Unsec. Gtd. VRD COP Notes	0.40%	09/15/2022	10,000	10,000,000
Total U.S. Government Sponsored Agency Securities (Cost $25,960,000)				25,960,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.55% (Cost $2,284,212,740)				2,284,212,740

			Repurchase Amount
Repurchase Agreements–16.47%(g)
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $15,001,546 (collateralized by a domestic non-agency asset-backed security valued at $15,751,736; 0%, 11/01/2047)(b)(h)	0.53%	03/01/2016	15,001,546	15,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/24/2016, maturing value of $115,014,088 (collateralized by domestic non-agency mortgage-backed securities and a domestic non-agency asset-backed security valued at $120,750,185; 0%-3.88%, 10/27/2034-12/25/2056)(b)(h)	0.63%	03/02/2016	115,014,088	115,000,000
ING Financial Markets, LLC, agreement dated 02/29/2016, maturing value $10,000,142 (collateralized by a foreign corporate obligation valued at $10,602,967; 2.20%, 09/23/2019)(b)	0.51%	03/01/2016	10,000,142	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	65,370,280	65,369,735
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/26/2016, maturing value of $80,104,000 (collateralized by a domestic non-agency asset-backed security valued at $88,000,001; 0%, 10/03/2039)(h)	0.78%	04/26/2016	80,104,000	80,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/29/2016, maturing value of $20,018,083 (collateralized by a domestic non-agency mortgage-backed security and domestic non-agency asset-backed securities valued at $22,000,000; 0%-5.84%, 10/26/2039-06/12/2050)	0.93%	04/04/2016	20,018,083	20,000,000
RBC Capital Markets Corp., term agreement dated 02/26/2016, maturing value of $120,062,933 (collateralized by U.S. government sponsored agency obligations valued at $122,400,000; 0%-10.86%, 05/15/2027-01/20/2046)(b)(h)	0.59%	03/29/2016	120,062,933	120,000,000
Wells Fargo Securities, LLC, term agreement dated 02/26/2016, maturing value of $25,002,479 (collateralized by domestic corporate obligations valued at $26,250,000; 0%, 03/10/2016- 03/11/2016)(h)	0.51%	03/04/2016	25,002,479	25,000,000
Total Repurchase Agreements (Cost $450,369,735)				450,369,735
TOTAL INVESTMENTS(i)(j)–100.02% (Cost $2,734,582,475)				2,734,582,475
OTHER ASSETS LESS LIABILITIES–(0.02)%				(620,917)
NET ASSETS–100.00%				$2,733,961,558

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.8%; Canada: 12.8%; Sweden: 12.8%; Japan: 7.9%; Singapore: 7.9%; Netherlands: 5.7%; United Kingdom: 5.6%; Norway: 5.0%; other countries less than 5% each: 16.2%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $1,190,220,001, which represented 43.53% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
DNB Bank ASA	5.0%
Nordea Bank AB	5.0
Skandinaviska Enskilda Banken AB	5.0

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	60.3%
8-30	23.8
31-60	15.9
61-90	0.0
91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–41.96%
U.S. Treasury Bills–27.77%(a)
U.S. Treasury Bills	0.34%	05/05/2016	$600,000	$599,640,874
U.S. Treasury Bills	0.33%	05/26/2016	500,000	499,617,778
U.S. Treasury Bills	0.42%	06/02/2016	130,300	130,161,822
U.S. Treasury Bills	0.49%	06/02/2016	149,700	149,513,985
U.S. Treasury Bills	0.38%	06/09/2016	100,000	99,897,222
U.S. Treasury Bills	0.59%	06/16/2016	179,725	179,416,510
U.S. Treasury Bills	0.52%	06/23/2016	100,000	99,836,758
U.S. Treasury Bills	0.54%	06/30/2016	55,450	55,351,222
U.S. Treasury Bills	0.51%	07/07/2016	225,000	224,600,000
U.S. Treasury Bills	0.52%	07/14/2016	115,250	115,030,449
U.S. Treasury Bills	0.42%	08/18/2016	250,000	249,515,972
U.S. Treasury Bills	0.45%	08/18/2016	200,000	199,582,556
U.S. Treasury Bills	0.45%	08/25/2016	250,000	249,452,406
U.S. Treasury Bills	0.46%	08/25/2016	200,000	199,560,450
U.S. Treasury Bills	0.23%	09/15/2016	300,000	299,628,750
U.S. Treasury Bills	0.24%	09/15/2016	200,000	199,738,200
				3,550,544,954

U.S. Treasury Notes–14.19%
U.S. Treasury Floating Rate Notes(b)	0.40%	07/31/2017	350,000	349,999,282
U.S. Treasury Floating Rate Notes(b)	0.49%	10/31/2017	706,250	705,969,689
U.S. Treasury Floating Rate Notes(b)	0.59%	01/31/2018	300,000	300,217,593
U.S. Treasury Notes	1.00%	09/30/2016	150,000	150,408,452
U.S. Treasury Notes	3.13%	10/31/2016	152,492	155,138,037
U.S. Treasury Notes	2.75%	11/30/2016	150,000	152,450,452
				1,814,183,505
Total U.S. Treasury Securities (Cost $5,364,728,459)				5,364,728,459
TOTAL INVESTMENTS (excluding Repurchase Agreements)–41.96% (Cost $5,364,728,459)				5,364,728,459

			Repurchase Amount
Repurchase Agreements–58.02%(c)
BNP Paribas Securities Corp., term agreement dated 02/25/2016, maturing value of $880,059,889 (collateralized by U.S. Treasury obligations valued at $897,549,096; 1.38%-8.13%, 08/15/2019-09/30/2020)(d)	0.35%	03/03/2016	880,059,889	880,000,000
CIBC World Markets Corp., joint agreement dated 02/29/2016, aggregate maturing value of $100,000,833 (collateralized by U.S. Treasury obligations valued at $102,001,586; 1.13%-2.50%, 07/31/2019-02/15/2046)	0.30%	03/01/2016	76,960,419	76,959,778
Citigroup Global Markets Inc., term agreement dated 02/25/2016, maturing value of $500,031,111 (collateralized by U.S. Treasury obligations valued at $510,000,061; 0.38%-2.00%, 03/15/2016-08/31/2021)(d)	0.32%	03/03/2016	500,031,111	500,000,000
ING Financial Markets, LLC, term agreement dated 02/25/2016, maturing value of $790,131,183 (collateralized by U.S. Treasury obligations valued at $806,199,875; 2.25%-3.75%, 11/15/2024-11/15/2043)(d)	0.36%	03/03/2016	790,131,183	790,075,878
ING Financial Markets, LLC, term agreement dated 02/26/2016, maturing value of $220,015,600 (collateralized by a U.S. Treasury obligation valued at $224,490,000; 2.25%, 11/15/2025)(d)	0.36%	03/04/2016	220,015,600	220,000,200
Prudential Financial, Inc., agreement dated 02/29/2016, maturing value of $475,682,757 (collateralized by U.S. Treasury obligations valued at $484,802,967; 0%, 08/15/2027-08/15/2043)	0.36%	03/01/2016	475,682,757	475,678,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., term agreement dated 10/14/2015, maturing value of $250,170,139 (collateralized by U.S. Treasury obligations valued at $255,000,006; 0%-9.00%, 03/17/2016-05/15/2045)(d)	0.14%	04/06/2016	$250,170,139	$250,000,000
RBC Capital Markets Corp., term agreement dated 10/13/2015, maturing value of $250,173,056 (collateralized by U.S. Treasury obligations valued at $255,000,009; 0%-8.75%, 04/14/2016-02/15/2045)(d)	0.14%	04/08/2016	250,173,056	250,000,000
RBC Capital Markets Corp., term agreement dated 10/21/2015, maturing value of $500,400,000 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-8.00%, 03/03/2016-08/15/2043)(d)	0.16%	04/18/2016	500,400,000	500,000,000
RBC Capital Markets Corp., term agreement dated 10/22/2015, maturing value of $500,400,000 (collateralized by U.S. Treasury obligations valued at $510,000,078; 0.13%-8.75%, 03/15/2016-02/15/2043)(d)	0.16%	04/19/2016	500,400,000	500,000,000
Societe Generale, agreement dated 02/29/2016, maturing value of $500,004,722 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-8.50%, 04/07/2016-02/15/2042)	0.34%	03/01/2016	500,004,722	500,000,000
Societe Generale, term agreement dated 02/03/2016, maturing value of $550,176,458 (collateralized by U.S. Treasury obligations valued at $561,000,092; 0.13%-8.50%, 11/30/2016-02/15/2044)(d)	0.35%	03/07/2016	550,176,458	550,000,000
Societe Generale, term agreement dated 02/08/2016, maturing value of $400,116,000 (collateralized by U.S. Treasury obligations valued at $408,000,015; 0%-4.63%, 04/07/2016-02/15/2044)(d)	0.36%	03/08/2016	400,116,000	400,000,000
Societe Generale, term agreement dated 02/16/2016, maturing value of $250,068,056 (collateralized by U.S. Treasury obligations valued at $255,000,001; 0.13%-7.25%, 02/15/2017-07/15/2024) (d)	0.35%	03/15/2016	250,068,556	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $325,002,799 (collateralized by U.S. Treasury obligations valued at $331,500,025; 3.00%, 05/15/2042-11/15/2045)	0.31%	03/01/2016	325,002,799	325,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $425,003,660 (collateralized by a U.S. Treasury obligation valued at $433,500,058; 1.38%, 04/30/2020)	0.31%	03/01/2016	425,003,660	425,000,000
Wells Fargo Securities, LLC, term agreement dated 01/19/2016, maturing value of $125,051,042 (collateralized by U.S. Treasury obligations valued at $127,500,058; 3.00%-8.88%, 05/15/2017-08/15/2044)	0.35%	03/01/2016	125,051,042	125,000,000
Wells Fargo Securities, LLC, term agreement dated 02/04/2016, maturing value of $200,220,000 (collateralized by a U.S. Treasury obligation valued at $204,000,063; 1.38%, 04/30/2020)	0.44%	05/04/2016	200,220,000	200,000,000
Wells Fargo Securities, LLC, term agreement dated 02/08/2016, maturing value of $200,227,500 (collateralized by U.S. Treasury obligations valued at $204,000,063; 0.42%-3.75%, 04/30/2016-11/15/2023)	0.45%	05/09/2016	200,227,500	200,000,000
Total Repurchase Agreements (Cost $7,417,713,856)				7,417,713,856
TOTAL INVESTMENTS(e)–99.98% (Cost $12,782,442,315)				12,782,442,315
OTHER ASSETS LESS LIABILITIES–0.02%				2,745,666
NET ASSETS–100.00%				$12,785,187,981

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	54.9%
8-30	0.0
31-60	0.0
61-90	11.7
91-180	15.3
181+	18.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–40.86%
Federal Farm Credit Bank (FFCB)–7.53%
Unsec. Bonds(a)	0.40%	04/21/2016	$33,000	$32,999,788
Unsec. Bonds(a)	0.41%	05/05/2016	145,000	144,998,742
Unsec. Bonds(a)	0.46%	06/20/2017	39,325	39,281,437
Unsec. Bonds(a)	0.58%	07/21/2017	45,000	44,999,903
Unsec. Bonds(a)	0.47%	07/25/2017	35,600	35,624,024
Unsec. Bonds(a)	0.46%	10/02/2017	41,400	41,370,334
Unsec. Bonds(a)	0.48%	11/13/2017	8,000	7,986,928
Unsec. Bonds(a)	0.45%	12/27/2017	30,000	29,928,524
				377,189,680

Federal Home Loan Bank (FHLB)–23.20%
Unsec. Bonds(a)	0.37%	05/18/2016	70,000	70,000,000
Unsec. Disc. Notes(b)	0.44%	03/11/2016	5,000	4,999,389
Unsec. Disc. Notes(b)	0.44%	03/16/2016	5,000	4,999,083
Unsec. Disc. Notes(b)	0.46%	03/16/2016	50,000	49,990,417
Unsec. Disc. Notes(b)	0.44%	03/18/2016	91,320	91,301,026
Unsec. Disc. Notes(b)	0.40%	05/06/2016	75,000	74,944,450
Unsec. Disc. Notes(b)	0.47%	08/12/2016	100,000	99,788,622
Unsec. Disc. Notes(b)	0.47%	08/17/2016	150,000	149,669,042
Unsec. Disc. Notes(b)	0.49%	08/19/2016	120,000	119,720,700
Unsec. Disc. Notes(b)	0.49%	08/24/2016	110,000	109,738,567
Unsec. Disc. Notes(b)	0.50%	08/24/2016	167,500	167,094,650
Unsec. Global Bonds(a)	0.37%	08/18/2016	80,000	79,998,121
Unsec. Global Bonds(a)	0.38%	01/17/2017	80,000	79,901,075
Unsec. Global Bonds(a)	0.52%	01/23/2017	50,000	50,000,000
Unsec. Global Bonds(a)	0.45%	04/21/2017	10,000	9,994,865
				1,162,140,007

Federal Home Loan Mortgage Corp. (FHLMC)–2.43%
Unsec. Disc. Notes(b)	0.46%	08/12/2016	47,500	47,401,543
Unsec. Global Notes(a)	0.43%	01/13/2017	10,000	10,004,009
Unsec. Global Notes(a)	0.44%	04/20/2017	30,000	29,994,783
Unsec. Global Notes(a)	0.47%	04/27/2017	14,000	13,991,079
Unsec. Global Notes(a)	0.56%	07/21/2017	20,000	19,997,142
				121,388,556

Federal National Mortgage Association (FNMA)–3.95%
Unsec. Disc. Notes(b)	0.45%	08/17/2016	45,000	44,904,515
Unsec. Disc. Notes(b)	0.46%	08/17/2016	5,000	4,989,320
Unsec. Global Notes(a)	0.44%	09/08/2017	35,000	34,948,231
Unsec. Global Notes(a)	0.44%	10/05/2017	112,815	112,735,213
				197,577,279

Overseas Private Investment Corp. (OPIC)–3.75%
Unsec. Gtd., VRD COP Bonds(c)	0.42%	07/15/2025	37,000	37,000,000
Unsec. Gtd., VRD COP Bonds(c)	0.40%	07/09/2026	51,000	51,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Overseas Private Investment Corp. (OPIC)–(continued)
Gtd., VRD COP Bonds(c)	0.42%	11/15/2028	$100,000	$100,000,000
				188,000,000
Total U.S. Government Sponsored Agency Securities (Cost $2,046,295,522)				2,046,295,522

U.S. Treasury Securities–6.94%
U.S. Treasury Bills–3.95%(b)
U.S. Treasury Bills	0.11%	03/03/2016	2,900	2,899,982
U.S. Treasury Bills	0.22%	03/03/2016	10,262	10,261,877
U.S. Treasury Bills	0.42%	08/18/2016	70,000	69,864,472
U.S. Treasury Bills	0.44%	08/18/2016	5,000	4,989,717
U.S. Treasury Bills	0.45%	08/25/2016	60,000	59,868,577
U.S. Treasury Bills	0.49%	09/01/2016	50,000	49,878,667
				197,763,292

U.S. Treasury Notes–2.99%
U.S. Treasury Floating Rate Notes(a)	0.49%	10/31/2017	150,000	149,931,786
Total U.S. Treasury Securities (Cost $347,695,078)				347,695,078
TOTAL INVESTMENTS (excluding Repurchase Agreements)- 47.80% (Cost $2,393,990,600)				2,393,990,600

			Repurchase Amount
Repurchase Agreements–53.21%(d)
Bank of Nova Scotia (The), joint agreement dated 02/29/2016, aggregate maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0%-8.88%, 03/15/2016-08/15/2044)	0.30%	03/01/2016	250,002,083	250,000,000
BNP Paribas Securities Corp., term agreement dated 02/25/2016, maturing value of $300,020,417 (collateralized by U.S. Treasury obligations valued at $306,000,000; 1.38%-1.63%, 09/30/2016-09/30/2020)(e)	0.35%	03/03/2016	300,020,417	300,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $250,002,153 (collateralized by U.S. government sponsored agency obligations valued at $255,000,425; 0%-6.25%, 03/08/2017-01/15/2030)	0.31%	03/01/2016	25,000,215	25,000,000
Citigroup Global Markets Inc., joint term agreement dated 02/26/2016, aggregate maturing value of $250,015,556 (collateralized by U.S. government sponsored agency obligations valued at $255,000,073; 0%-8.25%, 06/01/2016-09/15/2065)(e)	0.32%	03/04/2016	175,010,889	175,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,064; 2.63%-3.63%, 08/15/2020-08/15/2043)	0.30%	03/01/2016	150,001,250	150,000,000
Credit Agricole Corp. & Investment Bank, joint term agreement dated 02/24/2016, aggregate maturing value of $375,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $382,500,000; 0.75%-4.75%, 09/15/2017-10/01/2045)(e)	0.34%	03/02/2016	300,019,833	300,000,000
ING Financial Markets, LLC, term agreement dated 02/16/2016, maturing value of $100,060,000 (collateralized by domestic agency mortgage-backed securities valued at $102,002,164; 1.84%-4.00%, 08/01/2026-12/01/2042)	0.45%	04/04/2016	100,060,000	100,000,000
ING Financial Markets, LLC, term agreement dated 02/25/2016, maturing value of $310,101,913 (collateralized by U.S. Treasury obligations valued at $316,408,375; 0.38%-1.38%, 06/30/2018-07/15/2025)(e)	0.36%	03/03/2016	310,101,913	310,080,208
ING Financial Markets, LLC, term agreement dated 02/26/2016, maturing value of $100,025,801 (collateralized by a U.S. Treasury obligation valued at $102,060,000; 2.25%, 11/15/2025)(e)	0.36%	03/04/2016	100,025,801	100,018,800
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	12,090,809	12,090,707
Prudential Financial, Inc., agreement dated 02/29/2016, maturing value of $233,016,080 (collateralized by U.S. Treasury obligations valued at $237,502,363; 0%, 11/15/2026-08/15/2039)	0.36%	03/01/2016	233,016,080	233,013,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., joint term agreement dated 10/27/2015, aggregate maturing value of $200,158,222 (collateralized by U.S. Treasury obligations valued at $204,000,068; 1.00%-8.75%, 05/15/2017-02/15/2046)(e)	0.16%	04/22/2016	$160,126,578	$160,000,000
Societe Generale, joint term agreement dated 02/04/2016, aggregate maturing value of $250,076,528 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $255,000,000; 0%-5.50%, 05/12/2017-01/20/2046)(e)	0.38%	03/04/2016	225,068,875	225,000,000
Societe Generale, joint term agreement dated 02/17/2016, aggregate maturing value of $200,061,222 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 0%-7.50%, 06/01/2017-04/20/2065)(e)	0.38%	03/17/2016	150,045,917	150,000,000
Societe Generale, joint term agreement dated 02/23/2016, aggregate maturing value of $115,007,603 (collateralized by domestic agency mortgage-backed securities valued at $117,300,001; 0.57%-4.50%, 09/15/2022-12/01/2045)(e)	0.34%	03/01/2016	75,004,958	75,000,000
Wells Fargo Securities, LLC, term agreement dated 02/08/2016, maturing value of $100,113,750 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $102,000,000; 0%-4.00%, 05/11/2016-12/25/2046)	0.45%	05/09/2016	100,113,750	100,000,000
Total Repurchase Agreements (Cost $2,665,203,465)				2,665,203,465
TOTAL INVESTMENTS(f)–101.01% (Cost $5,059,194,065)				5,059,194,065
OTHER ASSETS LESS LIABILITIES–(1.01)%				(50,486,136)
NET ASSETS–100.00%				$5,008,707,929

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	52.2%
8-30	3.0
31-60	2.7
61-90	7.8
91-180	19.1
181+	15.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Government TaxAdvantage Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–68.42%
Federal Farm Credit Bank (FFCB)–33.29%
Disc. Notes(a)	0.23%	03/24/2016	$5,000	$4,999,281
Disc. Notes(a)	0.25%	05/03/2016	4,700	4,697,985
Disc. Notes(a)	0.33%	05/27/2016	8,000	7,993,717
Unsec. Bonds(b)	0.45%	04/06/2016	8,000	8,000,325
Unsec. Bonds(b)	0.50%	04/20/2016	4,820	4,820,606
Unsec. Bonds(b)	0.41%	05/05/2016	5,000	4,999,956
Unsec. Bonds(b)	0.40%	05/06/2016	4,275	4,274,945
Unsec. Bonds(b)	0.46%	10/11/2016	4,085	4,083,173
Unsec. Bonds(b)	0.47%	02/13/2017	2,850	2,850,848
				46,720,836

Federal Home Loan Bank (FHLB)–31.57%
Unsec. Disc. Notes(a)	0.31%	03/01/2016	1,100	1,100,000
Unsec. Disc. Notes(a)	0.30%	03/02/2016	7,000	6,999,942
Unsec. Disc. Notes(a)	0.32%	03/02/2016	1,300	1,299,988
Unsec. Disc. Notes(a)	0.31%	03/03/2016	1,400	1,399,976
Unsec. Disc. Notes(a)	0.31%	03/08/2016	2,548	2,547,846
Unsec. Disc. Notes(a)	0.31%	03/09/2016	2,460	2,459,831
Unsec. Disc. Notes(a)	0.30%	03/11/2016	9,985	9,984,168
Unsec. Disc. Notes(a)	0.32%	03/15/2016	8,504	8,502,942
Unsec. Disc. Notes(a)	0.31%	03/17/2016	10,000	9,998,622
				44,293,315

Tennessee Valley Authority (TVA)–3.56%
Sr. Unsec. Disc. Notes(a)	0.30%	03/08/2016	5,000	4,999,708
Total U.S. Government Sponsored Agency Securities (Cost $96,013,859)				96,013,859

U.S. Treasury Securities–31.57%
U.S. Treasury Bills–31.57%(a)
U.S. Treasury Bills	0.11%	03/03/2016	7,100	7,099,956
U.S. Treasury Bills	0.22%	03/03/2016	2,738	2,737,967
U.S. Treasury Bills	0.20%	04/28/2016	7,500	7,497,632
U.S. Treasury Bills	0.27%	05/05/2016	5,000	4,997,567
U.S. Treasury Bills	0.31%	05/26/2016	2,000	1,998,557
U.S. Treasury Bills	0.40%	06/02/2016	15,000	14,984,694
U.S. Treasury Bills	0.24%	06/23/2016	5,000	4,996,200
Total U.S. Treasury Securities (Cost $44,312,573)				44,312,573
TOTAL INVESTMENTS(c)–99.99% (Cost $140,326,432)				140,326,432
OTHER ASSETS LESS LIABILITIES–0.01%				7,879
NET ASSETS–100.00%				$140,334,311

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	14.8%
8-30	31.0
31-60	14.5
61-90	20.6
91-180	14.2
181+	4.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.46%
Alabama–4.65%
Alabama (State of); Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	06/01/2016	$775	$784,269
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.02%	07/01/2040	11,100	11,100,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/2028	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/2028	10,000	10,000,000
				31,884,269

Arizona–1.02%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.01%	01/01/2046	1,630	1,630,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/2031	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/2030	2,700	2,700,000
				7,015,000

California–6.64%
California (State of) (Kindergarten-University Public Education Facilities); Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(a)(b)	0.01%	05/01/2034	2,200	2,200,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	12/01/2016	17,300	17,300,000
Los Angeles (City of); Series 2015, Unlimited Tax GO TRAN	2.00%	06/30/2016	950	955,411
Riverside (City of); Series 2011 A, Ref. Floating Rate Water RB(d)	0.16%	10/01/2035	5,800	5,800,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB(d)	0.21%	07/01/2030	11,800	11,800,000
Torrance (City of); Series 2015, Unlimited Tax GO TRAN	1.50%	06/30/2016	7,450	7,479,270
				45,534,681

Colorado–3.90%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/2031	1,525	1,525,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/2034	2,000	2,000,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/2024	770	770,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.13%	02/01/2031	6,600	6,600,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.14%	03/01/2017	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/2021	3,485	3,485,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	12/01/2024	5,235	5,235,000
				26,715,000

Delaware–0.81%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/2036	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	05/01/2036	2,850	2,850,000
				5,545,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–0.23%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.21%	01/01/2029	$1,557	$1,557,000

Florida–3.59%
Florida (State of) Board of Education;
Series 2008 C, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	3,420	3,461,450
Series 2012 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	1,000	1,012,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (INS–BHAC)(a)(e)(f)(g)	0.02%	04/01/2017	2,275	2,275,000
Orange (County of) Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	06/01/2025	500	500,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/01/2036	2,925	2,925,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/2032	14,415	14,415,000
				24,588,450

Georgia–1.73%
Columbia County School District; Series 2011, Unlimited Tax GO Bonds	5.00%	04/01/2016	1,000	1,004,069
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/2025	6,340	6,340,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	01/01/2020	900	900,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/2016	1,375	1,396,447
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.01%	09/01/2035	500	500,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/2020	1,700	1,700,000
				11,840,516

Illinois–9.21%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	03/01/2030	10,845	10,845,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	12/01/2028	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	02/01/2042	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(e)	0.10%	10/01/2017	400	400,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.01%	06/01/2040	3,280	3,280,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.08%	09/01/2024	600	600,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.11%	08/01/2030	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	06/01/2029	1,170	1,170,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.01%	12/01/2046	7,700	7,700,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.11%	06/01/2017	670	670,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	01/01/2037	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.30%	02/01/2021	800	800,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	05/01/2036	2,335	2,335,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	10/01/2033	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/2034	$4,200	$4,200,000
Monmouth (City of) (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/2035	5,120	5,120,000
				63,190,000

Indiana–4.49%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/2028	1,300	1,300,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/2037	5,500	5,500,000
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. VRD Environmental RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	10/01/2040	2,000	2,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	01/01/2035	3,215	3,215,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.01%	06/01/2035	10,000	10,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	09/01/2048	7,925	7,925,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/2019	880	880,000
				30,820,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/2031	2,000	2,000,000

Kansas–0.64%
Wichita (City of); Series 2015-272, Unlimited Tax GO Temporary Notes	2.00%	04/15/2016	4,400	4,409,482

Kentucky–0.22%
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District; Series 2009 A, Ref. Sewer & Drainage System RB	5.00%	05/15/2016	1,475	1,489,880

Louisiana–0.30%
Bossier Parishwide School District; Series 2012, Ref. School Improvement Unlimited Tax GO Bonds	4.00%	03/01/2016	950	950,000
Louisiana (State of); Series 2012 A-1, Ref. Gasoline & Fuels Tax RB	5.00%	05/01/2016	1,110	1,118,580
				2,068,580

Maryland–3.33%
Maryland (State of) (State & Local Facilities Loan of 2013); First Series 2013 A, Unlimited Tax GO Bonds	5.00%	03/01/2016	925	925,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/2028	2,760	2,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	04/01/2035	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	07/01/2041	8,635	8,635,000
Montgomery (County of); Series 2005 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	07/01/2016	3,000	3,047,968
				22,867,968

Massachusetts–0.99%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/2038	6,090	6,090,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	07/01/2038	715	715,000
				6,805,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–1.54%
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	10/01/2031	$5,305	$5,305,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/2022	5,280	5,280,000
				10,585,000

Minnesota–3.65%
Minnesota (State of); Series 2014 E, Ref. State Trunk Highway Unlimited Tax GO Bonds	3.00%	08/01/2016	7,000	7,081,440
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/2037	9,135	9,135,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	01/01/2025	290	290,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/2035	1,355	1,355,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/2033	7,175	7,175,000
				25,036,440

Missouri–1.84%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	0.02%	11/01/2037	1,125	1,125,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health Systems); Series 2013 C, VRD RB(a)	0.21%	01/01/2050	6,450	6,450,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/2019	1,060	1,060,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	11/15/2043	1,600	1,600,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA) (a)	0.01%	04/15/2027	2,370	2,370,000
				12,605,000

Nevada–0.93%
Carson City (City of) (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	09/01/2033	5,300	5,300,000
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	06/01/2039	1,085	1,085,000
				6,385,000

New Hampshire–1.04%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/2037	3,625	3,625,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/2038	3,500	3,500,000
				7,125,000

New Mexico–1.25%
Albuquerque (City of) & Bernalillo (County of) Water Utility Authority; Series 2009 A-1, Ref. Joint Water & Sewer System Improvement RB	5.00%	07/01/2016	1,250	1,269,554
New Mexico (State of); Series 2010 A, Severance Tax RB	5.00%	07/01/2016	5,075	5,155,782
New Mexico (State of) Finance Authority (Public Project Revolving Fund Program); Series 2016 A, Sr. Lien RB	2.00%	06/01/2016	2,150	2,159,722
				8,585,058

New York–5.68%
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.01%	11/01/2036	8,130	8,130,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/2049	$9,600	$9,600,000
Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/2049	8,200	8,200,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.01%	11/01/2046	9,000	9,000,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(a)(b)(c)	0.01%	11/01/2032	4,000	4,000,000
				38,930,000

North Carolina–2.97%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas HealthCare Systems); Series 2007 C, Ref. VRD RB(a)	0.01%	01/15/2037	9,300	9,300,000
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/2016	1,260	1,274,790
Guilford (County of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/2016	2,350	2,350,000
Mecklenburg (County of); Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	03/01/2016	1,020	1,020,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	06/01/2017	2,335	2,335,000
Raleigh (City of) (Combined Enterprise System); Series 2006 A, RB	5.00%	03/01/2016	1,150	1,150,000
Raleigh (City of); Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/2016	2,950	2,962,005
				20,391,795

Ohio–3.54%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	11/01/2040	1,385	1,385,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Hospital Facilities Floating Rate RB(d)	0.05%	11/15/2033	2,900	2,900,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.01%	12/01/2021	7,125	7,125,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	05/01/2026	8,400	8,400,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/2023	4,495	4,495,000
				24,305,000

Oklahoma–0.13%
Tulsa County Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/2016	900	900,530

Pennsylvania–4.22%
Allegheny (County of) Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.03%	10/01/2025	1,200	1,200,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	03/01/2030	2,235	2,235,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/2025	5,505	5,505,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	09/01/2028	2,220	2,220,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.01%	08/15/2031	3,990	3,990,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.03%	05/01/2020	1,950	1,950,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/2026	1,715	1,715,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	11/01/2029	2,600	2,600,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/2027	7,525	7,525,000
				28,940,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–2.02%
Brookland-Cayce School District No. 2; Series 2015 C, Unlimited Tax GO Bonds	3.00%	03/01/2016	$8,705	$8,705,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.16%	07/01/2017	590	590,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	03/01/2028	2,702	2,702,000
Spartanburg County School District No. 7; Series 2015 A, Unlimited Tax GO Bonds	4.00%	03/01/2016	1,830	1,830,000
				13,827,000

Tennessee–2.56%
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	07/15/2036	7,575	7,575,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Ascension Health Credit Group); Series 2001 B-1, VRD RB(a)	0.19%	11/15/2031	10,000	10,000,000
				17,575,000

Texas–9.22%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.02%	08/01/2035	14,615	14,615,000
Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/2016	1,260	1,273,898
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/2016	1,020	1,023,354
Fort Bend Independent School District; Series 2008, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	08/15/2016	1,300	1,328,235
Lewisville Independent School District; Series 2014 A, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	3.00%	08/15/2016	1,095	1,108,749
San Antonio Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	08/15/2016	1,000	1,021,719
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	04/01/2026	1,100	1,100,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/15/2050	3,500	3,500,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.02%	02/15/2028	1,750	1,750,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/2027	5,860	5,860,000
Tarrant (County of) Regional Water District;
Series 2012 A, Ref. RB	5.00%	03/01/2016	3,500	3,500,000
Series 2012, Ref. & Improvement RB	5.00%	03/01/2016	1,130	1,130,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.01%	05/01/2042	10,865	10,865,000
Travis (County of); Series 2013, Limited Tax GO Ctfs.	3.38%	03/01/2016	1,970	1,970,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/2025	13,180	13,180,000
				63,225,955

Utah–2.91%
Utah (County of) (IHC Health Services, Inc.); Series 2014 B, VRD Hospital RB(a)	0.21%	05/15/2049	6,525	6,525,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.01%	09/01/2032	11,000	11,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.06%	04/01/2042	2,450	2,450,000
				19,975,000

Vermont–0.84%
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/2034	700	700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont–(continued)
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	09/01/2038	$5,055	$5,055,000
				5,755,000

Virginia–4.90%
Alexandria (City of); Series 2011, Capital Improvement Unlimited Tax GO Bonds	5.00%	07/15/2016	2,115	2,152,876
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(c)	0.01%	12/31/2047	27,600	27,600,000
Fairfax (County of) Water Authority; Series 2013 A, Ref. RB	3.00%	04/01/2016	915	917,212
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	10/01/2030	2,700	2,700,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/2019	200	200,000
				33,570,088

Washington–3.61%
Seattle (City of); Series 2014, Ref. Drainage & Wastewater Improvement RB	4.00%	05/01/2016	1,100	1,106,935
Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	05/01/2019	1,170	1,170,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/2044	8,000	8,000,000
Washington (State of) Housing Finance Commission (Panorama City); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	04/01/2043	12,000	12,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/2020	2,475	2,475,000
				24,751,935

West Virginia–0.88%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/2034	6,000	6,000,000

Wisconsin–5.69%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.01%	10/01/2042	2,380	2,380,000
Milwaukee (City of); Series 2015 M7, School RAN	2.00%	06/30/2016	11,500	11,568,747
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/2016	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc.); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	08/15/2034	7,095	7,095,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	05/01/2030	15,410	15,410,000
Wisconsin (State of); Series 2012 2, Ref. Clean Water RB	5.00%	06/01/2016	600	607,256
				39,016,003
TOTAL INVESTMENTS(h)(i)–101.46% (Cost $695,815,630)				695,815,630
OTHER ASSETS LESS LIABILITIES–(1.46)%				(10,011,598)
NET ASSETS–100.00%				$685,804,032

Investment Abbreviations:

BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PUTTERs	– Putable Tax-Exempt Receipts

RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $13,342,000, which represented 1.95% of the Fund’s Net Assets.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	6.4%
Federal Home Loan Mortgage Corp.	6.2
Federal National Mortgage Association	6.2
Wells Fargo Bank, N.A.	5.9
U.S. Bank, N.A.	5.9
TD Bank, N.A.	5.8
Northern Trust Co.	5.5

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	83.9%
8-30	0.0
31-60	1.6
61-90	0.5
91-180	8.2
181+	5.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,143,582,669	$2,284,212,740	$5,364,728,459	$2,393,990,600	$140,326,432	$695,815,630
Repurchase agreements, at value and cost	5,460,525,273	450,369,735	7,417,713,856	2,665,203,465	—	—
Total investments, at value and cost	22,604,107,942	2,734,582,475	12,782,442,315	5,059,194,065	140,326,432	695,815,630
Cash	—	—	—	23,844,931	67,220	—
Receivable for:
Investments sold	2,401,485	5,000	27,854,897	—	—	665,002
Interest	5,382,282	171,078	5,105,215	570,392	7,233	1,058,923
Fund expenses absorbed	190,236	130,334	353,087	—	61,215	159,924
Investment for trustee deferred compensation and retirement plans	3,090,011	878,999	1,828,060	829,073	111,179	312,793
Other assets	116,445	191,396	140,305	63,693	31,836	47,960
Total assets	22,615,288,401	2,735,959,282	12,817,723,879	5,084,502,154	140,605,115	698,060,232

Liabilities:
Payable for:
Investments purchased	149,636,000	—	—	73,723,601	—	11,800,009
Amount due custodian	10,641,150	10,431	27,464,210	—	—	15,936
Dividends	7,042,735	703,092	1,832,254	891,457	23,824	5,279
Accrued fees to affiliates	461,383	199,974	907,894	145,660	93,525	43,000
Accrued trustees’ and officer’s fees and benefits	32,185	6,556	26,492	11,596	3,599	3,324
Accrued operating expenses	111,886	36,339	75,287	11,169	21,059	20,337
Trustee deferred compensation and retirement plans	3,742,851	1,041,332	2,229,761	1,010,742	128,797	368,315
Total liabilities	171,668,190	1,997,724	32,535,898	75,794,225	270,804	12,256,200
Net assets applicable to shares outstanding	$22,443,620,211	$2,733,961,558	$12,785,187,981	$5,008,707,929	$140,334,311	$685,804,032

Net assets consist of:
Shares of beneficial interest	$22,441,059,834	$2,733,087,812	$12,784,855,040	$5,008,598,424	$140,351,885	$685,953,788
Undistributed net investment income	2,468,855	872,258	(21,274)	(26,177)	(9,046)	(104,955)
Undistributed net realized gain (loss)	91,522	1,488	354,215	135,682	(8,528)	(44,801)
	$22,443,620,211	$2,733,961,558	$12,785,187,981	$5,008,707,929	$140,334,311	$685,804,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$19,350,616,042	$1,917,283,674	$6,273,721,419	$3,295,982,076	$17,000,000	$576,781,735
Private Investment Class	$209,874,644	$137,321,595	$464,674,210	$503,979,238	$4,402,797	$29,889,915
Personal Investment Class	$58,065,383	$99,353,189	$147,223,145	$8,943,577	$1,879,098	$2,731,245
Cash Management Class	$236,125,452	$396,501,369	$4,362,496,379	$138,578,152	$45,617,025	$42,442,594
Reserve Class	$130,755,458	$26,622,307	$30,685,986	$286,180,378	$68,883,100	$30,177,389
Resource Class	$10,543,447	$19,391,271	$331,809,997	$60,155,218	$2,372,701	$2,573,547
Corporate Class	$2,447,639,785	$137,488,153	$1,174,576,845	$714,889,290	$179,590	$1,207,607

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	19,348,405,760	1,917,274,456	6,273,196,808	3,295,833,750	16,995,722	576,749,244
Private Investment Class	209,850,210	137,320,975	464,636,651	503,957,597	4,401,677	29,888,222
Personal Investment Class	58,058,765	99,352,712	147,212,225	8,943,175	1,878,605	2,731,090
Cash Management Class	236,097,591	396,499,479	4,362,121,141	138,567,299	45,605,336	42,440,171
Reserve Class	130,740,969	26,622,133	30,683,432	286,168,646	68,865,475	30,175,675
Resource Class	10,542,271	19,391,182	331,782,803	60,152,501	2,372,098	2,573,402
Corporate Class	2,447,363,765	137,487,515	1,174,472,810	714,862,165	179,545	1,207,539
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$39,276,066	$4,406,046	$14,445,597	$6,349,758	$226,027	$209,757

Expenses:
Advisory fees	15,055,521	2,112,022	10,414,744	2,793,476	212,182	770,759
Administrative services fees	539,799	272,550	446,983	322,493	24,863	89,259
Custodian fees	90,387	19,308	61,293	66,159	8,066	8,856
Distribution fees:
Private Investment Class	516,818	392,494	1,097,942	1,228,129	12,881	75,725
Personal Investment Class	316,705	396,028	573,977	61,800	14,162	9,266
Cash Management Class	196,916	220,789	2,548,900	123,111	26,533	23,462
Reserve Class	786,255	212,190	172,936	1,424,173	202,217	114,830
Resource Class	17,620	20,456	332,053	83,474	2,360	3,686
Corporate Class	285,966	14,022	209,063	96,980	400	2,502
Transfer agent fees	903,446	126,721	624,885	257,048	9,157	29,090
Trustees’ and officers’ fees and benefits	345,156	77,804	241,846	106,704	15,253	29,684
Registration and filing fees	61,425	46,305	63,360	81,282	37,833	38,847
Other	437,772	115,293	279,353	340,129	47,262	50,329
Total expenses	19,553,786	4,025,982	17,067,335	6,984,958	613,169	1,246,295
Less: Fees waived	(4,368,663)	(1,944,878)	(7,116,608)	(3,104,997)	(462,359)	(1,068,465)
Net expenses	15,185,123	2,081,104	9,950,727	3,879,961	150,810	177,830
Net investment income	24,090,943	2,324,942	4,494,870	2,469,797	75,217	31,927

Realized and unrealized gain from:
Net realized gain from Investment securities	15,642	544	416,712	19,165	9,917	—
Net increase in net assets resulting from operations	$24,106,585	$2,325,486	$4,911,582	$2,488,962	$85,134	$31,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$24,090,943	$14,869,394	$2,324,942	$2,593,491
Net realized gain	15,642	164,146	544	944
Net increase in net assets resulting from operations	24,106,585	15,033,540	2,325,486	2,594,435

Distributions to shareholders from net investment income:
Institutional Class	(21,603,070)	(14,147,500)	(1,761,348)	(1,854,672)
Private Investment Class	(34,987)	(30,767)	(80,356)	(132,350)
Personal Investment Class	(9,541)	(13,561)	(54,963)	(110,282)
Cash Management Class	(306,028)	(77,398)	(302,379)	(376,417)
Reserve Class	(18,224)	(14,433)	(21,613)	(18,513)
Resource Class	(4,310)	(12,035)	(11,761)	(20,138)
Corporate Class	(2,114,783)	(573,700)	(92,498)	(81,119)
Total distributions from net investment income	(24,090,943)	(14,869,394)	(2,324,918)	(2,593,491)

Share transactions–net:
Institutional Class	3,376,529,292	(2,640,861,091)	152,620,931	(148,752,146)
Private Investment Class	(73,584,196)	(61,736,842)	(24,894,329)	10,083,327
Personal Investment Class	(57,334,039)	(65,018,703)	(18,219,967)	(40,437,932)
Cash Management Class	(221,844,735)	(226,421,761)	(87,093,375)	29,823,610
Reserve Class	(25,452,945)	(23,801,101)	(23,778,069)	34,768,990
Resource Class	(62,133,047)	(62,863,904)	(319,045)	(12,328,636)
Corporate Class	1,393,208,709	383,540,344	60,444,479	17,489,399
Net increase (decrease) in net assets resulting from share transactions	4,329,389,039	(2,697,163,058)	58,760,625	(109,353,388)
Net increase (decrease) in net assets	4,329,404,681	(2,696,998,912)	58,761,193	(109,352,444)

Net assets:
Beginning of period	18,114,215,530	20,811,214,442	2,675,200,365	2,784,552,809
End of period*	$22,443,620,211	$18,114,215,530	$2,733,961,558	$2,675,200,365
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$872,258	$872,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$4,494,870	$3,320,415	$2,469,797	$1,741,840
Net realized gain (loss)	416,712	(62,497)	19,165	116,517
Net increase in net assets resulting from operations	4,911,582	3,257,918	2,488,962	1,858,357

Distributions to shareholders from net investment income:
Institutional Class	(2,661,142)	(1,478,709)	(1,883,035)	(1,159,579)
Private Investment Class	(80,956)	(102,223)	(138,874)	(126,468)
Personal Investment Class	(26,968)	(29,788)	(4,096)	(12,667)
Cash Management Class	(1,193,495)	(1,317,452)	(80,858)	(167,941)
Reserve Class	(6,664)	(11,073)	(79,656)	(108,700)
Resource Class	(60,366)	(68,891)	(21,523)	(38,869)
Corporate Class	(465,279)	(312,279)	(261,755)	(127,616)
Total distributions from net investment income	(4,494,870)	(3,320,415)	(2,469,797)	(1,741,840)

Share transactions–net:
Institutional Class	(1,576,572,464)	369,868,233	(923,881,457)	891,380,297
Private Investment Class	3,525,513	(63,444,289)	81,408,389	75,509,267
Personal Investment Class	(14,835,299)	(350,960)	(28,223,425)	(3,981,249)
Cash Management Class	(941,979,421)	(2,293,402,486)	(84,274,931)	(247,006,196)
Reserve Class	(4,919,263)	(151,761,502)	(21,349,198)	(3,594,120)
Resource Class	7,316,221	(49,445,822)	(37,751,805)	(6,672,798)
Corporate Class	(596,102,256)	346,906,945	83,692,317	(28,642,460)
Net increase (decrease) in net assets resulting from share transactions	(3,123,566,969)	(1,841,629,881)	(930,380,110)	676,992,741
Net increase (decrease) in net assets	(3,123,150,257)	(1,841,692,378)	(930,360,945)	677,109,258

Net assets:
Beginning of period	15,908,338,238	17,750,030,616	5,939,068,874	5,261,959,616
End of period*	$12,785,187,981	$15,908,338,238	$5,008,707,929	$5,939,068,874
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$(26,177)	$(26,177)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$75,217	$152,172	$31,927	$320,850
Net realized gain	9,917	5,675	—	17,500
Net increase in net assets resulting from operations	85,134	157,847	31,927	338,350

Distributions to shareholders from net investment income:
Institutional Class	(42,884)	(109,398)	(25,982)	(243,361)
Private Investment Class	(1,366)	(5,768)	(1,487)	(14,944)
Personal Investment Class	(1,007)	(2,191)	(122)	(1,433)
Cash Management Class	(15,296)	(25,467)	(2,317)	(29,656)
Reserve Class	(13,250)	(1,334)	(1,135)	(13,465)
Resource Class	(646)	(3,530)	(181)	(2,416)
Corporate Class	(768)	(4,484)	(703)	(15,575)
Total distributions from net investment income	(75,217)	(152,172)	(31,927)	(320,850)

Share transactions–net:
Institutional Class	(88,546,410)	(22,147,472)	120,751,861	(68,021,232)
Private Investment Class	(1,581,623)	(9,595,904)	(579,080)	(3,807,802)
Personal Investment Class	(76,406)	(1,843,611)	(892,435)	(98,681)
Cash Management Class	585,020	(3,080,076)	(8,574,246)	(9,705,701)
Reserve Class	62,990,375	5,171,160	8,402,532	(5,865,164)
Resource Class	504	(1,336,302)	(1,952,773)	(989,440)
Corporate Class	(27,830,485)	(22,499,992)	(25,269,735)	(5,044,078)
Net increase (decrease) in net assets resulting from share transactions	(54,459,025)	(55,332,197)	91,886,124	(93,532,098)
Net increase (decrease) in net assets	(54,449,108)	(55,326,522)	91,886,124	(93,514,598)

Net assets:
Beginning of period	194,783,419	250,109,941	593,917,908	687,432,506
End of period*	$140,334,311	$194,783,419	$685,804,032	$593,917,908
* Includes accumulated undistributed net investment income	$(9,046)	$(9,046)	$(104,955)	$(104,955)

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

37                         Short-Term Investments Trust

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-

38                         Short-Term Investments Trust

registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

For the six months ended February 29, 2016, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

39                         Short-Term Investments Trust

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 29, 2016, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$3,171,391	$—
STIC Prime Portfolio	739,928	136,428
Treasury Portfolio	2,288,175	1,051,494
Government & Agency Portfolio	—	366,030
Government TaxAdvantage Portfolio	198,607	29,497
Tax-Free Cash Reserve Portfolio	184,678	654,316

Voluntary fee waivers for the six months ended February 29, 2016 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$94,501	$143,768	N/A	$522,027	$4,198	N/A
STIC Prime Portfolio	182,115	253,640	$107,517	170,802	10,277	$5,732
Treasury Portfolio	553,250	386,917	1,208,001	141,548	183,854	112,460
Government & Agency Portfolio	617,726	42,788	60,777	1,173,959	50,215	59,311
Government TaxAdvantage Portfolio	5,696	9,611	13,714	161,077	1,484	389
Tax-Free Cash Reserve Portfolio	37,862	6,795	18,770	99,902	2,949	2,502

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2016, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

40                         Short-Term Investments Trust

Pursuant to the agreement above, for the six months ended February 29, 2016, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$206,727	$84,455	$39,383	$102,213	N/A	N/A
STIC Prime Portfolio	156,998	105,607	44,158	27,585	$4,091	N/A
Treasury Portfolio	439,176	153,061	509,780	22,482	66,410	N/A
Government & Agency Portfolio	491,252	16,480	24,622	185,142	16,695	N/A
Government TaxAdvantage Portfolio	6,441	3,776	5,307	26,288	472	N/A
Tax-Free Cash Reserve Portfolio	37,862	2,471	4,693	14,928	737	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2016, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$259,171,921	$453,279,225	$—
STIC Prime Portfolio	118,541,842	142,726,856	—
Tax-Free Cash Reserve Portfolio	466,679,556	355,977,114	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

41                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2015 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Portfolio	$—	$—	$62,497	$—	$62,497
Government TaxAdvantage Portfolio	—	—	18,445	—	18,445
Tax-Free Cash Reserve Portfolio	14,727	30,074	—	—	44,801

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

42                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	122,870,197,623	$122,870,197,623	285,396,098,619	$285,396,098,619
Private Investment Class	510,334,896	510,334,896	1,434,632,883	1,434,632,883
Personal Investment Class	69,834,480	69,834,480	538,543,116	538,543,116
Cash Management Class	2,145,627,791	2,145,627,791	4,326,518,141	4,326,518,141
Reserve Class	206,076,476	206,076,476	1,016,989,736	1,016,989,736
Resource Class	38,210,088	38,210,088	459,622,836	459,622,836
Corporate Class	9,471,104,350	9,471,104,350	5,521,655,244	5,521,655,244

Issued as reinvestment of dividends:
Institutional Class	5,132,756	5,132,756	3,973,048	3,973,048
Private Investment Class	6,181	6,181	8,279	8,279
Personal Investment Class	4,693	4,693	11,639	11,639
Cash Management Class	93,642	93,642	31,257	31,257
Reserve Class	9,591	9,591	14,378	14,378
Resource Class	2,603	2,603	12,396	12,396
Corporate Class	270,357	270,357	225,681	225,681

Reacquired:
Institutional Class	(119,498,801,087)	(119,498,801,087)	(288,040,932,758)	(288,040,932,758)
Private Investment Class	(583,925,273)	(583,925,273)	(1,496,378,004)	(1,496,378,004)
Personal Investment Class	(127,173,212)	(127,173,212)	(603,573,458)	(603,573,458)
Cash Management Class	(2,367,566,168)	(2,367,566,168)	(4,552,971,159)	(4,552,971,159)
Reserve Class	(231,539,012)	(231,539,012)	(1,040,805,215)	(1,040,805,215)
Resource Class	(100,345,738)	(100,345,738)	(522,499,136)	(522,499,136)
Corporate Class	(8,078,165,998)	(8,078,165,998)	(5,138,340,581)	(5,138,340,581)
Net increase (decrease) in share activity	4,329,389,039	$4,329,389,039	(2,697,163,058)	$(2,697,163,058)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

43                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,003,113,393	$3,003,113,393	5,941,737,037	$5,941,737,037
Private Investment Class	667,027,756	667,027,756	1,211,080,589	1,211,080,589
Personal Investment Class	298,331,925	298,331,925	1,182,870,259	1,182,870,259
Cash Management Class	1,155,148,299	1,155,148,299	3,144,474,982	3,144,474,982
Reserve Class	157,327,888	157,327,888	210,463,689	210,463,689
Resource Class	64,748,890	64,748,890	64,359,363	64,359,363
Corporate Class	261,415,561	261,415,561	1,149,830,507	1,149,830,507

Issued as reinvestment of dividends:
Institutional Class	424,046	424,046	454,008	454,008
Private Investment Class	27,340	27,340	56,232	56,232
Personal Investment Class	21,411	21,411	68,043	68,043
Cash Management Class	74,694	74,694	71,815	71,815
Reserve Class	17,209	17,209	14,807	14,807
Resource Class	7,558	7,558	16,256	16,256
Corporate Class	47,625	47,625	71,730	71,730

Reacquired:
Institutional Class	(2,850,916,508)	(2,850,916,508)	(6,090,943,191)	(6,090,943,191)
Private Investment Class	(691,949,425)	(691,949,425)	(1,201,053,494)	(1,201,053,494)
Personal Investment Class	(316,573,303)	(316,573,303)	(1,223,376,234)	(1,223,376,234)
Cash Management Class	(1,242,316,368)	(1,242,316,368)	(3,114,723,187)	(3,114,723,187)
Reserve Class	(181,123,166)	(181,123,166)	(175,709,506)	(175,709,506)
Resource Class	(65,075,493)	(65,075,493)	(76,704,255)	(76,704,255)
Corporate Class	(201,018,707)	(201,018,707)	(1,132,412,838)	(1,132,412,838)
Net increase (decrease) in share activity	58,760,625	$58,760,625	(109,353,388)	$(109,353,388)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

44                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	7,821,438,683	$7,821,438,683	16,766,462,244	$16,766,462,244
Private Investment Class	890,870,745	890,870,745	1,901,290,280	1,901,290,280
Personal Investment Class	502,160,779	502,160,779	1,101,975,367	1,101,975,367
Cash Management Class	9,154,752,380	9,154,752,380	26,793,251,842	26,793,251,842
Reserve Class	43,134,820	43,134,820	109,204,351	109,204,351
Resource Class	155,665,944	155,665,944	329,636,954	329,636,954
Corporate Class	8,220,833,589	8,220,833,589	18,168,487,688	18,168,487,688

Issued as reinvestment of dividends:
Institutional Class	963,871	963,871	922,038	922,038
Private Investment Class	7,379	7,379	15,296	15,296
Personal Investment Class	16,154	16,154	26,774	26,774
Cash Management Class	45,602	45,602	60,767	60,767
Reserve Class	3,896	3,896	7,169	7,169
Resource Class	3,280	3,280	8,488	8,488
Corporate Class	167,634	167,634	132,198	132,198

Reacquired:
Institutional Class	(9,398,975,018)	(9,398,975,018)	(16,397,516,049)	(16,397,516,049)
Private Investment Class	(887,352,611)	(887,352,611)	(1,964,749,865)	(1,964,749,865)
Personal Investment Class	(517,012,232)	(517,012,232)	(1,102,353,101)	(1,102,353,101)
Cash Management Class	(10,096,777,403)	(10,096,777,403)	(29,086,715,095)	(29,086,715,095)
Reserve Class	(48,057,979)	(48,057,979)	(260,973,022)	(260,973,022)
Resource Class	(148,353,003)	(148,353,003)	(379,091,264)	(379,091,264)
Corporate Class	(8,817,103,479)	(8,817,103,479)	(17,821,712,941)	(17,821,712,941)
Net increase (decrease) in share activity	(3,123,566,969)	$(3,123,566,969)	(1,841,629,881)	$(1,841,629,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

45                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	18,540,389,344	$18,540,389,344	37,416,050,435	$37,416,050,435
Private Investment Class	877,051,192	877,051,192	2,115,905,376	2,115,905,376
Personal Investment Class	38,791,034	38,791,034	134,224,028	134,224,028
Cash Management Class	1,195,370,891	1,195,370,891	5,837,371,862	5,837,371,862
Reserve Class	398,647,336	398,647,336	699,303,942	699,303,942
Resource Class	278,773,112	278,773,112	1,554,415,700	1,554,415,700
Corporate Class	2,290,153,339	2,290,153,339	4,660,748,011	4,660,748,011

Issued as reinvestment of dividends:
Institutional Class	451,334	451,334	199,188	199,188
Private Investment Class	37,272	37,272	37,056	37,056
Personal Investment Class	—	—	6	6
Cash Management Class	21,186	21,186	33,044	33,044
Reserve Class	37,786	37,786	67,656	67,656
Resource Class	5,468	5,468	13,926	13,926
Corporate Class	69,144	69,144	55,261	55,261

Reacquired:
Institutional Class	(19,464,722,135)	(19,464,722,135)	(36,524,869,326)	(36,524,869,326)
Private Investment Class	(795,680,075)	(795,680,075)	(2,040,433,165)	(2,040,433,165)
Personal Investment Class	(67,014,459)	(67,014,459)	(138,205,283)	(138,205,283)
Cash Management Class	(1,279,667,008)	(1,279,667,008)	(6,084,411,102)	(6,084,411,102)
Reserve Class	(420,034,320)	(420,034,320)	(702,965,718)	(702,965,718)
Resource Class	(316,530,385)	(316,530,385)	(1,561,102,424)	(1,561,102,424)
Corporate Class	(2,206,530,166)	(2,206,530,166)	(4,689,445,732)	(4,689,445,732)
Net increase (decrease) in share activity	(930,380,110)	$(930,380,110)	676,992,741	$676,992,741

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	140,583,594	$140,583,594	368,612,267	$368,612,267
Private Investment Class	1,046,890	1,046,890	71,398,479	71,398,479
Personal Investment Class	6,547,359	6,547,359	8,341,042	8,341,042
Cash Management Class	29,139,800	29,139,800	87,930,861	87,930,861
Reserve Class	107,718,530	107,718,530	14,172,451	14,172,451
Resource Class	41	41	17,934,744	17,934,744
Corporate Class	8,418,335	8,418,335	187,300,005	187,300,005

Issued as reinvestment of dividends:
Institutional Class	27,576	27,576	84,605	84,605
Private Investment Class	556	556	3,065	3,065
Cash Management Class	12,015	12,015	24,731	24,731
Reserve Class	6,988	6,988	1,197	1,197
Resource Class	463	463	3,214	3,214
Corporate Class	1,203	1,203	4,203	4,203

Reacquired:
Institutional Class	(229,157,580)	(229,157,580)	(390,844,344)	(390,844,344)
Private Investment Class	(2,629,069)	(2,629,069)	(80,997,448)	(80,997,448)
Personal Investment Class	(6,623,765)	(6,623,765)	(10,184,653)	(10,184,653)
Cash Management Class	(28,566,795)	(28,566,795)	(91,035,668)	(91,035,668)
Reserve Class	(44,735,143)	(44,735,143)	(9,002,488)	(9,002,488)
Resource Class	—	—	(19,274,260)	(19,274,260)
Corporate Class	(36,250,023)	(36,250,023)	(209,804,200)	(209,804,200)
Net increase (decrease) in share activity	(54,459,025)	$(54,459,025)	(55,332,197)	$(55,332,197)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

47                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	576,859,284	$576,859,284	1,022,223,755	$1,022,223,755
Private Investment Class	23,529,218	23,529,218	48,653,591	48,653,591
Personal Investment Class	2,234,174	2,234,174	5,529,842	5,529,842
Cash Management Class	29,960,256	29,960,256	85,609,129	85,609,129
Reserve Class	34,804,336	34,804,336	57,041,089	57,041,089
Resource Class	71,708	71,708	2,830,839	2,830,839
Corporate Class	1,175,406	1,175,406	—	—

Issued as reinvestment of dividends:
Institutional Class	3,153	3,153	35,799	35,799
Private Investment Class	1,399	1,399	13,990	13,990
Personal Investment Class	11	11	651	651
Cash Management Class	1,135	1,135	13,598	13,598
Reserve Class	1,086	1,086	13,480	13,480
Resource Class	195	195	2,430	2,430
Corporate Class	916	916	15,648	15,648

Reacquired:
Institutional Class	(456,110,576)	(456,110,576)	(1,090,280,786)	(1,090,280,786)
Private Investment Class	(24,109,697)	(24,109,697)	(52,475,383)	(52,475,383)
Personal Investment Class	(3,126,620)	(3,126,620)	(5,629,174)	(5,629,174)
Cash Management Class	(38,535,637)	(38,535,637)	(95,328,428)	(95,328,428)
Reserve Class	(26,402,890)	(26,402,890)	(62,919,733)	(62,919,733)
Resource Class	(2,024,676)	(2,024,676)	(3,822,709)	(3,822,709)
Corporate Class	(26,446,057)	(26,446,057)	(5,059,726)	(5,059,726)
Net increase (decrease) in share activity	91,886,124	$91,886,124	(93,532,098)	$(93,532,098)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

48                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Private Investment Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/29/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.02%	$209,875	0.35	%(c)	0.67	%(c)	0.04	%(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	283,476	0.21		0.67		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	345,211	0.19		0.67		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	370,059	0.24		0.67		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	372,458	0.27		0.68		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	501,630	0.28		0.67		0.01
STIC Prime Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	137,322	0.21	(c)	0.70	(c)	0.10	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	162,216	0.07		0.69		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	152,133	0.06		0.69		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	166,612	0.12		0.69		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	159,750	0.15		0.70		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	267,621	0.22		0.69		0.02
Treasury Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	464,674	0.17	(c)	0.67	(c)	0.04	(c)
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	461,131	0.06		0.67		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	524,576	0.04		0.67		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	583,020	0.09		0.68		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	808,131	0.08		0.68		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	845,022	0.12		0.68		0.02
Government & Agency Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	503,979	0.18	(c)	0.64	(c)	0.05	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	422,564	0.08		0.63		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	347,046	0.06		0.63		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	358,383	0.11		0.64		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	382,019	0.10		0.63		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	549,857	0.15		0.63		0.02
Government TaxAdvantage Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	4,403	0.14	(c)	0.83	(c)	0.07	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	5,984	0.00		0.83		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	15,580	0.02		0.79		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	20,036	0.06		0.70		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	38,426	0.07		0.72		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	47,638	0.11		0.76		0.03
Tax-Free Cash Reserve Portfolio
Six months ended 02/29/16	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.00	29,890	0.05	(c)	0.81	(c)	0.01	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	30,469	0.03		0.81		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	34,276	0.04		0.80		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	52,446	0.10		0.80		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	95,843	0.13		0.80		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	98,842	0.26		0.79		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $207,863, $157,860, $441,590, $493,951, $5,181 and $30,456 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

49                         Short-Term Investments Trust

Note 10-Subsequent Event

Effective June 1, 2016, the Board has approved a change in the advisory fee rate under the master investment advisory agreement for Tax-Free Cash Reserve Portfolio to an annual rate of 0.20% of the Fund’s average daily net assets.

In addition, effective June 1, 2016, the Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government TaxAdvantage Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

50                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Private Investment Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.20	$1.74	$1,023.12	$1.76	0.35%
STIC Prime Portfolio	1,000.00	1,000.50	1.04	1,023.82	1.06	0.21
Treasury Portfolio	1,000.00	1,000.20	0.85	1,024.02	0.86	0.17
Government & Agency Portfolio	1,000.00	1,000.30	0.90	1,023.97	0.91	0.18
Government TaxAdvantage Portfolio	1,000.00	1,000.30	0.70	1,024.17	0.70	0.14
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.25	1,024.61	0.25	0.05

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2015, through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

51                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-SAR-5	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016

Reserve Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

32	Financial Statements

37	Notes to Financial Statements

49	Financial Highlights

51	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2016, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Reserve Class data as of 2/29/16

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	14 - 42 days	33 days	52 days	$130.7 million
STIC Prime	7 - 19 days	11 days	13 days	26.6 million
Treasury	29 - 54 days	49 days	113 days	30.6 million
Government & Agency	24 - 52 days	40 days	115 days	286.1 million
Government TaxAdvantage	25 - 58 days	35 days	55 days	68.8 million
Tax-Free Cash Reserve	24 - 38 days	29 days	29 days	30.1 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                         Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Money market investors cheered in December when the US Federal Reserve raised the federal funds target rate after holding it near zero for seven years in the aftermath of the financial crisis. Moderate economic growth, improvement in employment and the need to remove “emergency accommodation” were the primary reasons for the Fed’s action. More rate hikes are expected, but at a slower pace than past Fed regimes.

    The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in 2014, which are set to be fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements as updates are available.

    For more than 30 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors.

    Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

3                          Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–40.38%(a)
Asset-Backed Securities — Consumer Receivables–3.51%
Old Line Funding, LLC(b)	0.65%	04/18/2016	$43,000	$42,962,733
Old Line Funding, LLC(b)	0.65%	04/25/2016	66,000	65,934,458
Old Line Funding, LLC(b)	0.73%	05/26/2016	190,000	189,668,662
Old Line Funding, LLC(b)	0.77%	05/09/2016	85,000	84,874,554
Thunder Bay Funding, LLC(b)	0.64%	05/18/2016	115,000	114,840,533
Thunder Bay Funding, LLC(b)	0.65%	04/18/2016	95,000	94,917,667
Thunder Bay Funding, LLC(b)	0.65%	04/18/2016	65,000	64,943,667
Thunder Bay Funding, LLC(b)	0.72%	06/01/2016	91,000	90,832,560
Thunder Bay Funding, LLC(b)	0.77%	05/12/2016	40,000	39,938,400
				788,913,234

Asset-Backed Securities — Fully Supported–2.41%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/04/2016	75,000	74,956,083
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/06/2016	148,000	147,908,240
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/18/2016	33,000	32,972,720
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	05/19/2016	100,000	99,863,945
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.60%	04/20/2016	75,000	74,937,500
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.61%	06/02/2016	110,000	109,826,658
				540,465,146

Asset-Backed Securities — Fully Supported Bank–12.88%
Anglesea Funding LLC (Multi-CEP’s)(b)(c)(d)	0.70%	07/06/2016	25,000	25,000,000
Anglesea Funding LLC (Multi-CEP’s)(b)(c)(d)	0.70%	07/18/2016	133,000	133,000,000
Barton Capital S.A. (CEP–Societe Generale S.A)(b)(c)(d)	0.61%	07/07/2016	75,000	75,000,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.62%	04/06/2016	50,000	49,969,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.63%	05/11/2016	100,000	99,875,750
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.62%	04/01/2016	49,000	48,973,839
Bennington Stark Capital Co. (CEP–Societe Generale S.A.)(b)(c)	0.67%	04/01/2016	50,000	49,971,153
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.62%	04/18/2016	50,000	49,958,667
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.66%	05/03/2016	31,500	31,463,617
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.50%	03/16/2016	48,000	47,990,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.63%	04/04/2016	170,000	169,898,850
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.63%	04/13/2016	66,000	65,950,335
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(d)	0.68%	07/14/2016	97,000	97,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(d)	0.78%	08/22/2016	73,000	73,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.81%	08/05/2016	100,000	99,646,750
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.48%	04/25/2016	100,000	99,926,667
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.48%	04/20/2016	100,000	99,933,333
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(d)	0.63%	03/01/2016	15,000	15,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(d)	0.68%	07/22/2016	60,000	60,000,000
Crown Point Capital Co., LLC, Series A (Multi-CEP’s)(b)(c)(d)	0.94%	07/28/2016	50,000	50,000,000
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)(c)	0.60%	05/25/2016	180,000	179,745,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Institutional Secured Funding Ltd (Multi-CEP’s)(b)(c)	0.60%	03/08/2016	$21,000	$20,997,550
Institutional Secured Funding Ltd (Multi-CEP’s)(b)(c)	0.70%	04/21/2016	20,000	19,980,167
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.68%	06/21/2016	44,000	43,906,915
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.62%	04/11/2016	64,000	63,954,809
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.65%	04/12/2016	105,000	104,920,375
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.50%	04/04/2016	62,500	62,470,486
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.54%	03/14/2016	50,359	50,349,180
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.52%	03/08/2016	49,595	49,589,985
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/13/2016	35,500	35,471,590
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/14/2016	22,000	21,981,985
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/18/2016	36,000	35,967,840
Matchpoint Finance PLC (CEP–BNP Paribas S.A)(b)(c)	0.45%	03/01/2016	70,000	70,000,000
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	0.63%	04/04/2016	59,000	58,964,895
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.37%	03/04/2016	135,000	134,995,838
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/30/2016	76,106	76,079,637
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/21/2016	100,000	99,976,111
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/29/2016	120,000	119,959,866
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	0.62%	04/26/2016	75,000	74,927,667
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.78%	07/06/2016	25,000	25,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.78%	07/07/2016	99,750	99,750,000
				2,890,547,857

Asset-Backed Securities — Multi-Purpose–1.97%
CHARTA, LLC(b)	0.83%	07/06/2016	66,000	65,806,748
CRC Funding, LLC(b)	0.45%	03/23/2016	25,000	24,993,125
CRC Funding, LLC(b)	0.45%	03/24/2016	50,000	49,985,625
Nieuw Amsterdam Receivables Corp.(b)(c)	0.60%	04/05/2016	35,000	34,979,583
Nieuw Amsterdam Receivables Corp.(b)(c)	0.52%	04/07/2016	65,000	64,965,261
Nieuw Amsterdam Receivables Corp.(b)(c)	0.60%	04/29/2016	72,000	71,929,200
Nieuw Amsterdam Receivables Corp.(b)(c)	0.47%	03/09/2016	28,750	28,746,997
Versailles Commercial Paper LLC(b)(d)	0.58%	10/14/2016	100,000	100,000,000
				441,406,539

Consumer Finance–0.44%
Toyota Motor Credit Corp.(c)	0.71%	08/10/2016	100,000	99,680,500

Diversified Banks–10.23%
ANZ New Zealand Int’l Ltd.(b)(c)	0.33%	03/18/2016	144,150	144,127,537
BNP Paribas S.A.(c)	0.38%	03/03/2016	250,000	249,994,722
Commonwealth Bank of Australia(b)(c)(d)	0.78%	08/22/2016	73,000	73,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.56%	05/13/2016	20,000	19,999,544
Commonwealth Bank of Australia(b)(c)(d)	0.56%	05/20/2016	50,000	50,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.57%	05/19/2016	46,000	45,999,106
Commonwealth Bank of Australia(b)(c)(d)	0.58%	05/26/2016	40,000	39,995,713
Commonwealth Bank of Australia(b)(c)(d)	0.60%	03/07/2016	40,000	40,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.60%	03/04/2016	28,000	28,000,000
Credit Agricole Corporate & Investment Bank(c)	0.30%	03/01/2016	65,000	65,000,000
ING (US) Funding LLC(c)	0.60%	04/01/2016	32,300	32,283,312
ING (US) Funding LLC(c)	0.61%	04/05/2016	70,000	69,958,486
ING (US) Funding LLC(c)	0.61%	04/12/2016	110,000	109,921,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
ING (US) Funding LLC(c)	0.67%	06/01/2016	$135,000	$134,769,655
ING (US) Funding LLC(c)	0.67%	06/13/2016	90,000	89,825,800
Mizuho Bank Ltd.(b)(c)	0.61%	05/23/2016	150,000	149,789,041
Natixis(c)	0.65%	04/06/2016	300,000	299,805,000
Standard Chartered Bank(b)(c)	0.62%	04/18/2016	100,000	99,917,333
Standard Chartered Bank(b)(c)	0.70%	05/27/2016	145,000	144,754,708
Standard Chartered Bank(b)(c)	0.42%	03/01/2016	109,000	109,000,000
Standard Chartered Bank(b)(c)	0.50%	03/21/2016	140,000	139,961,111
Swedbank AB(c)	0.36%	03/07/2016	70,000	69,995,800
Westpac Banking Corp.(b)(c)(d)	0.74%	08/08/2016	91,000	91,000,000
				2,297,098,585

Integrated Oil & Gas–0.53%
Exxon Mobil Corp.	0.46%	03/15/2016	120,000	119,978,533

Regional Banks–4.75%
ASB Finance Ltd.(b)	0.33%	03/04/2016	100,000	99,997,292
Banque et Caisse d’Epargne de l’Etat(c)	0.51%	04/01/2016	30,000	29,986,825
BNZ International Funding Ltd.(b)(c)	0.46%	04/22/2016	61,300	61,259,270
Danske Corp.(b)(c)	0.55%	05/02/2016	95,000	94,910,014
Danske Corp.(b)(c)	0.62%	05/02/2016	50,000	49,947,042
Danske Corp.(b)(c)	0.62%	05/03/2016	100,000	99,892,375
HSBC Bank PLC(b)(c)	0.82%	08/09/2016	100,000	99,635,514
HSBC Bank PLC(b)(c)(d)	0.83%	09/06/2016	85,000	85,000,000
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.52%	03/14/2016	145,000	144,972,772
Macquarie Bank Ltd.(b)(c)	0.62%	05/10/2016	84,500	84,398,130
Macquarie Bank Ltd.(b)(c)	0.64%	05/03/2016	18,250	18,229,560
Macquarie Bank Ltd.(b)(c)	0.75%	06/29/2016	145,000	144,637,500
Mitsubishi UFJ Trust & Banking Corp.(c)	0.67%	04/19/2016	52,950	52,901,713
				1,065,768,007

Specialized Finance–3.21%
Caisse des Depots et Consignations(b)(c)	0.59%	05/25/2016	178,400	178,151,479
Caisse des Depots et Consignations(b)(c)	0.40%	03/03/2016	100,000	99,997,778
CDP Financial Inc.(b)(c)	0.59%	04/20/2016	85,000	84,930,347
CDP Financial Inc.(b)(c)	0.39%	03/01/2016	40,000	40,000,000
KfW(b)(c)	0.29%	03/01/2016	20,000	20,000,000
Nederlandse Waterschapsbank N.V.(b)(c)	0.58%	04/13/2016	65,000	64,954,969
Nederlandse Waterschapsbank N.V.(b)(c)	0.59%	05/11/2016	72,000	71,916,220
Nederlandse Waterschapsbank N.V.(b)(c)	0.35%	03/14/2016	159,700	159,679,816
				719,630,609

Thrifts & Mortgage Finance–0.45%
Nationwide Building Society(b)(c)	0.62%	05/18/2016	100,000	99,865,667
Total Commercial Paper (Cost $9,063,354,677)				9,063,354,677

Certificates of Deposit–30.66%
Bank of Montreal(c)	0.58%	04/08/2016	48,750	48,753,078
Bank of Montreal(c)(d)	0.79%	11/10/2016	200,000	200,000,000
Bank of Montreal(c)	0.44%	03/22/2016	59,400	59,400,000
Bank of Nova Scotia(c)	0.43%	04/01/2016	111,000	111,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(c)(d)	0.57%	03/09/2016	$56,000	$56,000,000
Bank of Nova Scotia(c)(d)	0.78%	09/09/2016	100,000	100,000,000
Bank of Nova Scotia(c)(d)	0.79%	09/30/2016	120,100	120,100,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.37%	03/03/2016	355,000	355,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.37%	03/07/2016	125,000	125,000,000
Canadian Imperial Bank of Commerce(c)	0.85%	08/25/2016	65,000	65,000,000
Canadian Imperial Bank of Commerce(c)	0.28%	03/01/2016	72,000	72,000,000
Canadian Imperial Bank of Commerce(c)	0.36%	03/03/2016	340,000	340,000,000
Citibank, N.A.	0.82%	08/12/2016	100,000	100,000,000
Citibank, N.A.	0.58%	04/21/2016	185,000	185,000,000
Citibank, N.A.	0.65%	05/23/2016	110,000	110,000,000
Citibank, N.A.	0.63%	06/06/2016	95,000	95,000,000
Credit Industriel et Commercial(c)	0.37%	03/02/2016	325,000	325,000,000
Credit Industriel et Commercial(c)	0.38%	03/01/2016	160,000	160,000,000
Dexia Credit Local S.A.(c)(d)	0.58%	03/23/2016	80,000	80,000,440
Dexia Credit Local S.A.(c)(d)	0.78%	08/10/2016	100,000	100,000,000
Dexia Credit Local S.A.(c)(d)	0.58%	03/24/2016	82,000	82,000,750
DNB Bank ASA(c)	0.28%	03/01/2016	148,000	148,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.60%	04/22/2016	110,000	110,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.44%	03/07/2016	60,000	60,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.60%	05/18/2016	100,000	100,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.66%	06/06/2016	135,000	135,000,000
KBC Bank N.V.(c)	0.38%	03/01/2016	215,000	215,000,000
KBC Bank N.V.(c)	0.38%	03/03/2016	340,000	340,000,000
Landesbank Hessen-Thueringen Girozentrale(c)	0.51%	03/11/2016	66,000	66,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)	0.63%	04/25/2016	185,000	185,000,000
Mizuho Bank Ltd.(c)	0.50%	03/09/2016	95,000	95,001,679
Mizuho Bank Ltd.(c)	0.61%	04/20/2016	50,000	50,000,000
Mizuho Bank Ltd.(c)	0.66%	04/18/2016	200,000	200,000,000
Nordea Bank Finland PLC(c)	0.28%	03/01/2016	106,000	106,000,000
Royal Bank of Canada(c)(d)	0.77%	10/03/2016	300,000	300,000,000
Skandinaviska Enskilda Banken AB(c)	0.29%	03/01/2016	198,000	198,000,000
Societe Generale S.A.(c)	0.62%	05/05/2016	164,000	164,000,000
Standard Chartered Bank(c)(d)	0.63%	03/08/2016	52,000	52,000,000
Standard Chartered Bank(c)	0.64%	05/02/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.65%	03/14/2016	130,000	130,006,079
Sumitomo Mitsui Trust Bank Ltd.(c)	0.67%	04/04/2016	63,000	63,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.67%	04/19/2016	140,000	140,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.68%	04/11/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.70%	04/28/2016	90,000	90,008,643
Swedbank AB(c)	0.36%	03/03/2016	340,000	340,000,000
Swedbank AB(c)	0.37%	03/01/2016	46,500	46,500,000
Toronto-Dominion Bank (The)(c)	0.46%	04/29/2016	148,000	148,000,000
Toronto-Dominion Bank (The)(c)(d)	0.68%	06/06/2016	50,000	50,000,000
Toronto-Dominion Bank (The)(c)(d)	0.68%	08/17/2016	30,000	30,000,000
UBS AG(c)	0.68%	05/31/2016	145,000	145,000,000
UBS AG(c)	0.85%	08/05/2016	85,000	85,000,000
Total Certificates of Deposit (Cost $6,880,770,669)				6,880,770,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–1.02%(e)
Credit Enhanced–0.98%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.43%	06/01/2029	$500	$500,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	09/01/2019	2,785	2,785,000
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(b)(f)	0.14%	01/01/2029	1,300	1,300,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.43%	12/01/2028	900	900,000
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP–FNMA)	0.01%	10/15/2033	1,175	1,175,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.08%	12/01/2027	2,000	2,000,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.41%	07/01/2038	800	800,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.01%	09/01/2033	18,910	18,910,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/2040	6,300	6,300,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(b)(f)	0.10%	03/01/2033	2,600	2,600,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	01/01/2033	22,390	22,390,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/2034	5,800	5,800,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/2036	1,915	1,915,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	0/01/2038	12,890	12,890,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	06/01/2037	2,380	2,380,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(c)(f)	0.10%	08/01/2027	1,000	1,000,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	03/01/2030	1,110	1,110,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.01%	06/01/2027	8,500	8,500,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/2038	2,300	2,300,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.01%	02/01/2042	3,650	3,650,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	06/01/2029	1,320	1,320,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(f)	0.01%	01/01/2037	3,450	3,450,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/2042	2,525	2,525,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(f)	0.30%	12/01/2039	735	735,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/2048	9,565	9,565,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/2030	600	600,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	09/01/2028	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.38%	03/01/2039	$1,900	$1,900,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	07/01/2038	3,100	3,100,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.01%	09/01/2040	5,515	5,515,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.02%	11/15/2031	4,000	4,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	6,800	6,800,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	1,500	1,500,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	03/01/2032	1,005	1,005,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	02/01/2028	620	620,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.03%	10/15/2038	4,000	4,000,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.03%	12/01/2032	4,606	4,606,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.48%	07/01/2040	1,970	1,970,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/2042	500	500,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/2031	3,345	3,345,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.03%	06/01/2041	7,090	7,090,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	5,600	5,600,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/15/2043	14,950	14,950,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	7,870	7,870,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.03%	09/15/2036	4,475	4,475,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/2038	5,125	5,125,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.03%	07/01/2025	8,300	8,300,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/2027	1,500	1,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/15/2034	5,105	5,105,000
				220,976,000

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp., Series M028, Class A, VRD MFH Ctfs.	0.03%	09/15/2024	8,480	8,480,000
Total Variable Rate Demand Notes (Cost $229,456,000)				229,456,000

Other Bonds & Notes–3.66%
Bank of Nova Scotia, Sr. Unsec. Notes(c)	2.90%	03/29/2016	40,000	40,073,515
GE Capital International Funding Co., Sr. Unsec. Gtd. Notes(b)	0.96%	04/15/2016	97,236	97,291,775
New York Life Global Funding, Sec. Floating Rate Notes(b)(d)	0.67%	08/05/2016	73,000	73,000,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Floating Rate Notes(d)	0.68%	10/19/2016	$235,000	$235,000,000
Unsec. Medium-Term Floating Rate Notes(d)	0.74%	10/29/2016	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Floating Rate Notes(b)(c)(d)	0.87%	11/07/2016	150,000	150,000,000
Total Other Bonds & Notes (Cost $820,365,323)				820,365,323

U.S. Treasury Securities–0.67%(a)
U.S. Treasury Bills (Cost $149,636,000)	0.49%	09/01/2016	150,000,000	149,636,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–76.39% (Cost $17,143,582,669)				17,143,582,669

			Repurchase Amount
Repurchase Agreements–24.33%(g)
Bank of Nova Scotia (The), agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,000; 0.90%-5.00%, 04/25/2017-01/01/2046)	0.32%	03/01/2016	200,001,778	200,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $250,002,153 (collateralized by U.S. government sponsored agency obligations valued at $255,000,425; 0%-6.25%, 03/08/2017-01/15/2030)	0.31%	03/01/2016	125,001,077	125,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $400,003,333 (collateralized by U.S. Treasury obligations valued at $408,000,044; 1.63%-2.25%, 06/30/2019-11/15/2025)	0.30%	03/01/2016	158,739,106	158,737,783
Citigroup Global Markets Inc., term agreement dated 12/03/2015, maturing value of $60,596,167 (collateralized by domestic and foreign non-agency asset-backed securities valued at $66,000,000; 0%-1.05%, 04/01/2030-11/19/2051)	0.98%	12/02/2016	60,596,167	60,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 3.50%-4.50%, 05/20/2045-02/01/2046)	0.32%	03/01/2016	200,001,778	200,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,064; 2.63%-3.63%, 08/15/2020-08/15/2043)	0.30%	03/01/2016	93,000,775	93,000,000
Credit Suisse Securities (USA) LLC, open agreement dated 10/07/2015, (collateralized by domestic non-agency mortgage-backed securities valued at $456,502,402; 1.59%-6.00%, 07/27/2037-12/25/2065)(c)(h)	0.98%	—	—	415,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $135,013,913 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $141,754,333; 0%-7.14%, 03/22/2017-04/10/2049)(c)(i)	0.53%	03/01/2016	135,013,913	135,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $75,009,188 (collateralized by domestic and foreign corporate obligations valued at $82,501,090; 0%-10.00%, 02/25/2018-10/29/2049)(c)(i)	0.63%	03/01/2016	75,009,188	75,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/24/2016, maturing value of $165,020,213 (collateralized by domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $181,503,082; 0%-3.82%, 03/15/2017-03/31/2045)(c)(i)	0.63%	03/02/2016	165,020,213	165,000,000
ING Financial Markets, LLC, agreement dated 02/29/2016, maturing value $75,001,063 (collateralized by domestic and foreign corporate obligations valued at $82,211,752; 1.95%-10.50%, 03/15/2018-03/15/2038)(c)	0.51%	03/01/2016	75,001,063	75,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/29/2016, maturing value of $100,000,889 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 0%-4.00%, 01/01/2034-02/01/2046)	0.32%	03/01/2016	100,000,889	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	656,057,629	656,052,162
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/26/2016, maturing value of $348,452,400 (collateralized by domestic agency mortgage-backed securities, a domestic non-agency mortgage-backed security, a domestic non-agency asset-backed security and municipal obligations valued at $361,340,310; 0%-11.08%, 06/15/2016-04/25/2055)(i)	0.78%	04/26/2016	348,452,400	348,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/29/2016, maturing value of $350,316,458 (collateralized by U.S. government sponsored agency obligations, a domestic agency mortgage-backed security, domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $370,590,324; 0%-11.08%, 10/06/2016-06/05/2115)	0.93%	04/04/2016	$350,316,458	$350,000,000
Mitsubishi UFJ Securities (USA) Inc., agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 0.75%-8.00%, 09/01/2023-01/20/2066)	0.32%	03/01/2016	200,001,778	200,000,000
RBC Capital Markets Corp., term agreement dated 02/23/2016, maturing value of $150,015,458 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $153,000,000; 0%-15.63%, 02/01/2028-09/20/2063)(c)(i)	0.53%	03/01/2016	150,015,458	150,000,000
RBC Capital Markets Corp., term agreement dated 02/26/2016, maturing value of $180,094,400 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $184,804,920; 0.80%-49.49%, 06/01/2017-09/20/2063)(c)(i)	0.59%	03/29/2016	180,094,400	180,000,000
Societe Generale, agreement dated 02/29/2016, maturing value of $150,001,500 (collateralized by domestic agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $153,000,000; 0.87%-6.50%, 05/01/2018-01/20/2062)	0.36%	03/01/2016	150,001,500	150,000,000
TD Securities (USA) LLC, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,050; 0%-9.00%, 03/03/2016-05/15/2045)	0.30%	03/01/2016	500,004,167	500,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $100,001,056 (collateralized by domestic corporate obligations valued at $105,000,001; 0%-2.00%, 03/01/2016-01/24/2028)	0.38%	03/01/2016	100,001,056	100,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $500,004,583 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50%-3.50%, 04/01/2030-09/01/2045)	0.33%	03/01/2016	500,004,583	500,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/29/2016, aggregate maturing value of $550,005,042 (collateralized by U.S. government sponsored agency obligations valued at $561,000,000; 0.64%-4.00%, 07/15/2021-03/25/2055)	0.33%	03/01/2016	349,738,534	349,735,328
Wells Fargo Securities, LLC, term agreement dated 02/26/2016, maturing value of $175,017,354 (collateralized by U.S. government sponsored agency obligations, domestic corporate obligations and sovereign debt valued at $179,495,120; 0%-10.13%, 03/01/2016-01/21/2045)(i)	0.51%	03/04/2016	175,017,354	175,000,000
Total Repurchase Agreements (Cost $5,460,525,273)				5,460,525,273
TOTAL INVESTMENTS(j)(k)–100.72% (Cost $22,604,107,942)				22,604,107,942
OTHER ASSETS LESS LIABILITIES–(0.72)%				(160,487,731)
NET ASSETS–100.00%				$22,443,620,211

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $7,237,690,536, which represented 32.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.8%; Canada: 10.3%; Japan: 10.1%; United Kingdom: 8.4%; other countries less than 5% each: 26.9%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	38.6%
8-30	8.6
31-60	21.7
61-90	11.5
91-180	12.7
181+	6.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–49.74%(a)
Asset-Backed Securities — Fully Supported–2.93%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.47%	04/05/2016	$30,000	$29,986,292
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.48%	04/12/2016	25,000	24,986,000
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.42%	03/03/2016	25,000	24,999,416
				79,971,708

Asset-Backed Securities — Fully Supported Bank–22.85%
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.50%	04/07/2016	25,000	24,987,153
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)(d)	0.61%	07/06/2016	77,000	77,000,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)(d)	0.61%	07/05/2016	10,000	10,000,000
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)	0.52%	03/07/2016	50,000	49,995,667
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.53%	03/15/2016	40,000	39,991,756
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.60%	03/07/2016	12,000	11,998,800
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.60%	03/01/2016	25,000	25,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.61%	03/21/2016	32,943	32,931,836
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.48%	04/22/2016	40,000	39,972,267
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.52%	03/11/2016	50,000	49,992,778
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.48%	03/24/2016	37,500	37,488,500
Matchpoint Finance PLC, Series A (CEP–BNP Paribas S.A.)(b)(c)	0.45%	03/01/2016	100,000	100,000,000
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/14/2016	13,000	12,997,981
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/21/2016	80,000	79,980,889
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/29/2016	10,000	9,996,655
Working Capital Management Co. (CEP–Mizuho Bank, Ltd.)(b)(c)	0.51%	04/18/2016	22,520	22,504,686
				624,838,968

Asset-Backed Securities — Multi-Purpose–2.74%
Nieuw Amsterdam Receivables Corp.(b)(c)	0.45%	04/18/2016	25,000	24,985,000
Nieuw Amsterdam Receivables Corp.(b)(c)	0.47%	03/09/2016	50,000	49,994,778
				74,979,778

Diversified Banks–5.49%
DBS Bank Ltd.(b)(c)	0.45%	03/18/2016	115,000	114,975,563
Swedbank AB(b)	0.36%	03/07/2016	35,000	34,997,900
				149,973,463

Integrated Oil & Gas–1.83%
Chevron Corp.(c)	0.43%	04/01/2016	9,500	9,496,482
Exxon Mobil Corp.	0.46%	03/15/2016	17,000	16,996,959
Total Capital Canada Ltd.(b)(c)	0.43%	03/21/2016	23,500	23,494,386
				49,987,827

Life & Health Insurance–3.15%
MetLife Short Term Funding LLC(c)	0.41%	03/02/2016	76,120	76,119,133
MetLife Short Term Funding LLC(c)	0.42%	03/04/2016	10,000	9,999,650
				86,118,783

Regional Banks–8.01%
Banque et Caisse d’Epargne de l’Etat(b)	0.45%	03/18/2016	79,000	78,983,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Banque et Caisse d’Epargne de l’Etat(b)	0.45%	03/23/2016	$40,000	$39,989,000
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.45%	04/18/2016	100,000	99,940,000
				218,912,213

Specialized Finance–2.74%
CDP Financial Inc.(b)(c)	0.50%	03/01/2016	75,000	75,000,000
Total Commercial Paper (Cost $1,359,782,740)				1,359,782,740

Certificates of Deposit–29.65%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)	0.37%	03/03/2016	20,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)	0.37%	03/07/2016	45,000	45,000,000
Canadian Imperial Bank of Commerce(b)	0.28%	03/01/2016	25,000	25,000,000
Canadian Imperial Bank of Commerce(b)	0.36%	03/03/2016	40,000	40,000,000
Credit Industriel et Commercial(b)	0.37%	03/02/2016	40,000	40,000,000
Credit Industriel et Commercial(b)	0.38%	03/01/2016	20,000	20,000,000
DNB Bank ASA(b)	0.28%	03/01/2016	137,000	137,000,000
KBC Bank N.V.(b)	0.38%	03/01/2016	30,000	30,000,000
KBC Bank N.V.(b)	0.38%	03/03/2016	40,000	40,000,000
Nordea Bank Finland PLC(b)	0.28%	03/01/2016	137,000	137,000,000
Oversea-Chinese Banking Corp. Ltd.(b)	0.48%	04/08/2016	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(b)	0.50%	03/17/2016	49,750	49,750,000
Skandinaviska Enskilda Banken AB(b)	0.29%	03/01/2016	137,000	137,000,000
Swedbank AB(b)	0.36%	03/03/2016	40,000	40,000,000
Total Certificates of Deposit (Cost $810,750,000)				810,750,000

Variable Rate Demand Notes–3.21%(e)
Credit Enhanced–3.21%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.43%	06/01/2029	2,095	2,095,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.43%	12/01/2028	2,200	2,200,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/2040	5,800	5,800,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/2036	4,335	4,335,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/2019	7,155	7,155,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	09/01/2048	1,510	1,510,000
Jets Stadium Development, LLC; Series 2007 A-4C, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.38%	04/01/2047	51,400	51,400,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	5,500	5,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.01%	08/15/2031	700	700,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.03%	10/15/2038	1,600	1,600,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	2,600	2,600,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/2038	2,825	2,825,000
Total Variable Rate Demand Notes (Cost $87,720,000)				87,720,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–0.95%
Overseas Private Investment Corp. (OPIC)–0.95%(e)
Unsec. Gtd. VRD COP Bonds	0.36%	05/15/2030	$11,960	$11,960,000
Unsec. Gtd. VRD COP Bonds	0.40%	09/20/2022	4,000	4,000,000
Unsec. Gtd. VRD COP Notes	0.40%	09/15/2022	10,000	10,000,000
Total U.S. Government Sponsored Agency Securities (Cost $25,960,000)				25,960,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.55% (Cost $2,284,212,740)				2,284,212,740

			Repurchase Amount
Repurchase Agreements–16.47%(g)
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $15,001,546 (collateralized by a domestic non-agency asset-backed security valued at $15,751,736; 0%, 11/01/2047)(b)(h)	0.53%	03/01/2016	15,001,546	15,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/24/2016, maturing value of $115,014,088 (collateralized by domestic non-agency mortgage-backed securities and a domestic non-agency asset-backed security valued at $120,750,185; 0%-3.88%, 10/27/2034-12/25/2056)(b)(h)	0.63%	03/02/2016	115,014,088	115,000,000
ING Financial Markets, LLC, agreement dated 02/29/2016, maturing value $10,000,142 (collateralized by a foreign corporate obligation valued at $10,602,967; 2.20%, 09/23/2019)(b)	0.51%	03/01/2016	10,000,142	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	65,370,280	65,369,735
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/26/2016, maturing value of $80,104,000 (collateralized by a domestic non-agency asset-backed security valued at $88,000,001; 0%, 10/03/2039)(h)	0.78%	04/26/2016	80,104,000	80,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/29/2016, maturing value of $20,018,083 (collateralized by a domestic non-agency mortgage-backed security and domestic non-agency asset-backed securities valued at $22,000,000; 0%-5.84%, 10/26/2039-06/12/2050)	0.93%	04/04/2016	20,018,083	20,000,000
RBC Capital Markets Corp., term agreement dated 02/26/2016, maturing value of $120,062,933 (collateralized by U.S. government sponsored agency obligations valued at $122,400,000; 0%-10.86%, 05/15/2027-01/20/2046)(b)(h)	0.59%	03/29/2016	120,062,933	120,000,000
Wells Fargo Securities, LLC, term agreement dated 02/26/2016, maturing value of $25,002,479 (collateralized by domestic corporate obligations valued at $26,250,000; 0%, 03/10/2016- 03/11/2016)(h)	0.51%	03/04/2016	25,002,479	25,000,000
Total Repurchase Agreements (Cost $450,369,735)				450,369,735
TOTAL INVESTMENTS(i)(j)–100.02% (Cost $2,734,582,475)				2,734,582,475
OTHER ASSETS LESS LIABILITIES–(0.02)%				(620,917)
NET ASSETS–100.00%				$2,733,961,558

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.8%; Canada: 12.8%; Sweden: 12.8%; Japan: 7.9%; Singapore: 7.9%; Netherlands: 5.7%; United Kingdom: 5.6%; Norway: 5.0%; other countries less than 5% each: 16.2%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $1,190,220,001, which represented 43.53% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
DNB Bank ASA	5.0%
Nordea Bank AB	5.0
Skandinaviska Enskilda Banken AB	5.0

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	60.3%
8-30	23.8
31-60	15.9
61-90	0.0
91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–41.96%
U.S. Treasury Bills–27.77%(a)
U.S. Treasury Bills	0.34%	05/05/2016	$600,000	$599,640,874
U.S. Treasury Bills	0.33%	05/26/2016	500,000	499,617,778
U.S. Treasury Bills	0.42%	06/02/2016	130,300	130,161,822
U.S. Treasury Bills	0.49%	06/02/2016	149,700	149,513,985
U.S. Treasury Bills	0.38%	06/09/2016	100,000	99,897,222
U.S. Treasury Bills	0.59%	06/16/2016	179,725	179,416,510
U.S. Treasury Bills	0.52%	06/23/2016	100,000	99,836,758
U.S. Treasury Bills	0.54%	06/30/2016	55,450	55,351,222
U.S. Treasury Bills	0.51%	07/07/2016	225,000	224,600,000
U.S. Treasury Bills	0.52%	07/14/2016	115,250	115,030,449
U.S. Treasury Bills	0.42%	08/18/2016	250,000	249,515,972
U.S. Treasury Bills	0.45%	08/18/2016	200,000	199,582,556
U.S. Treasury Bills	0.45%	08/25/2016	250,000	249,452,406
U.S. Treasury Bills	0.46%	08/25/2016	200,000	199,560,450
U.S. Treasury Bills	0.23%	09/15/2016	300,000	299,628,750
U.S. Treasury Bills	0.24%	09/15/2016	200,000	199,738,200
				3,550,544,954

U.S. Treasury Notes–14.19%
U.S. Treasury Floating Rate Notes(b)	0.40%	07/31/2017	350,000	349,999,282
U.S. Treasury Floating Rate Notes(b)	0.49%	10/31/2017	706,250	705,969,689
U.S. Treasury Floating Rate Notes(b)	0.59%	01/31/2018	300,000	300,217,593
U.S. Treasury Notes	1.00%	09/30/2016	150,000	150,408,452
U.S. Treasury Notes	3.13%	10/31/2016	152,492	155,138,037
U.S. Treasury Notes	2.75%	11/30/2016	150,000	152,450,452
				1,814,183,505
Total U.S. Treasury Securities (Cost $5,364,728,459)				5,364,728,459
TOTAL INVESTMENTS (excluding Repurchase Agreements)–41.96% (Cost $5,364,728,459)				5,364,728,459

			Repurchase Amount
Repurchase Agreements–58.02%(c)
BNP Paribas Securities Corp., term agreement dated 02/25/2016, maturing value of $880,059,889 (collateralized by U.S. Treasury obligations valued at $897,549,096; 1.38%-8.13%, 08/15/2019-09/30/2020)(d)	0.35%	03/03/2016	880,059,889	880,000,000
CIBC World Markets Corp., joint agreement dated 02/29/2016, aggregate maturing value of $100,000,833 (collateralized by U.S. Treasury obligations valued at $102,001,586; 1.13%-2.50%, 07/31/2019-02/15/2046)	0.30%	03/01/2016	76,960,419	76,959,778
Citigroup Global Markets Inc., term agreement dated 02/25/2016, maturing value of $500,031,111 (collateralized by U.S. Treasury obligations valued at $510,000,061; 0.38%-2.00%, 03/15/2016-08/31/2021)(d)	0.32%	03/03/2016	500,031,111	500,000,000
ING Financial Markets, LLC, term agreement dated 02/25/2016, maturing value of $790,131,183 (collateralized by U.S. Treasury obligations valued at $806,199,875; 2.25%-3.75%, 11/15/2024-11/15/2043)(d)	0.36%	03/03/2016	790,131,183	790,075,878
ING Financial Markets, LLC, term agreement dated 02/26/2016, maturing value of $220,015,600 (collateralized by a U.S. Treasury obligation valued at $224,490,000; 2.25%, 11/15/2025)(d)	0.36%	03/04/2016	220,015,600	220,000,200
Prudential Financial, Inc., agreement dated 02/29/2016, maturing value of $475,682,757 (collateralized by U.S. Treasury obligations valued at $484,802,967; 0%, 08/15/2027-08/15/2043)	0.36%	03/01/2016	475,682,757	475,678,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., term agreement dated 10/14/2015, maturing value of $250,170,139 (collateralized by U.S. Treasury obligations valued at $255,000,006; 0%-9.00%, 03/17/2016-05/15/2045)(d)	0.14%	04/06/2016	$250,170,139	$250,000,000
RBC Capital Markets Corp., term agreement dated 10/13/2015, maturing value of $250,173,056 (collateralized by U.S. Treasury obligations valued at $255,000,009; 0%-8.75%, 04/14/2016-02/15/2045)(d)	0.14%	04/08/2016	250,173,056	250,000,000
RBC Capital Markets Corp., term agreement dated 10/21/2015, maturing value of $500,400,000 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-8.00%, 03/03/2016-08/15/2043)(d)	0.16%	04/18/2016	500,400,000	500,000,000
RBC Capital Markets Corp., term agreement dated 10/22/2015, maturing value of $500,400,000 (collateralized by U.S. Treasury obligations valued at $510,000,078; 0.13%-8.75%, 03/15/2016-02/15/2043)(d)	0.16%	04/19/2016	500,400,000	500,000,000
Societe Generale, agreement dated 02/29/2016, maturing value of $500,004,722 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-8.50%, 04/07/2016-02/15/2042)	0.34%	03/01/2016	500,004,722	500,000,000
Societe Generale, term agreement dated 02/03/2016, maturing value of $550,176,458 (collateralized by U.S. Treasury obligations valued at $561,000,092; 0.13%-8.50%, 11/30/2016-02/15/2044)(d)	0.35%	03/07/2016	550,176,458	550,000,000
Societe Generale, term agreement dated 02/08/2016, maturing value of $400,116,000 (collateralized by U.S. Treasury obligations valued at $408,000,015; 0%-4.63%, 04/07/2016-02/15/2044)(d)	0.36%	03/08/2016	400,116,000	400,000,000
Societe Generale, term agreement dated 02/16/2016, maturing value of $250,068,056 (collateralized by U.S. Treasury obligations valued at $255,000,001; 0.13%-7.25%, 02/15/2017-07/15/2024) (d)	0.35%	03/15/2016	250,068,556	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $325,002,799 (collateralized by U.S. Treasury obligations valued at $331,500,025; 3.00%, 05/15/2042-11/15/2045)	0.31%	03/01/2016	325,002,799	325,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $425,003,660 (collateralized by a U.S. Treasury obligation valued at $433,500,058; 1.38%, 04/30/2020)	0.31%	03/01/2016	425,003,660	425,000,000
Wells Fargo Securities, LLC, term agreement dated 01/19/2016, maturing value of $125,051,042 (collateralized by U.S. Treasury obligations valued at $127,500,058; 3.00%-8.88%, 05/15/2017-08/15/2044)	0.35%	03/01/2016	125,051,042	125,000,000
Wells Fargo Securities, LLC, term agreement dated 02/04/2016, maturing value of $200,220,000 (collateralized by a U.S. Treasury obligation valued at $204,000,063; 1.38%, 04/30/2020)	0.44%	05/04/2016	200,220,000	200,000,000
Wells Fargo Securities, LLC, term agreement dated 02/08/2016, maturing value of $200,227,500 (collateralized by U.S. Treasury obligations valued at $204,000,063; 0.42%-3.75%, 04/30/2016-11/15/2023)	0.45%	05/09/2016	200,227,500	200,000,000
Total Repurchase Agreements (Cost $7,417,713,856)				7,417,713,856
TOTAL INVESTMENTS(e)–99.98% (Cost $12,782,442,315)				12,782,442,315
OTHER ASSETS LESS LIABILITIES–0.02%				2,745,666
NET ASSETS–100.00%				$12,785,187,981

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	54.9%
8-30	0.0
31-60	0.0
61-90	11.7
91-180	15.3
181+	18.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–40.86%
Federal Farm Credit Bank (FFCB)–7.53%
Unsec. Bonds(a)	0.40%	04/21/2016	$33,000	$32,999,788
Unsec. Bonds(a)	0.41%	05/05/2016	145,000	144,998,742
Unsec. Bonds(a)	0.46%	06/20/2017	39,325	39,281,437
Unsec. Bonds(a)	0.58%	07/21/2017	45,000	44,999,903
Unsec. Bonds(a)	0.47%	07/25/2017	35,600	35,624,024
Unsec. Bonds(a)	0.46%	10/02/2017	41,400	41,370,334
Unsec. Bonds(a)	0.48%	11/13/2017	8,000	7,986,928
Unsec. Bonds(a)	0.45%	12/27/2017	30,000	29,928,524
				377,189,680

Federal Home Loan Bank (FHLB)–23.20%
Unsec. Bonds(a)	0.37%	05/18/2016	70,000	70,000,000
Unsec. Disc. Notes(b)	0.44%	03/11/2016	5,000	4,999,389
Unsec. Disc. Notes(b)	0.44%	03/16/2016	5,000	4,999,083
Unsec. Disc. Notes(b)	0.46%	03/16/2016	50,000	49,990,417
Unsec. Disc. Notes(b)	0.44%	03/18/2016	91,320	91,301,026
Unsec. Disc. Notes(b)	0.40%	05/06/2016	75,000	74,944,450
Unsec. Disc. Notes(b)	0.47%	08/12/2016	100,000	99,788,622
Unsec. Disc. Notes(b)	0.47%	08/17/2016	150,000	149,669,042
Unsec. Disc. Notes(b)	0.49%	08/19/2016	120,000	119,720,700
Unsec. Disc. Notes(b)	0.49%	08/24/2016	110,000	109,738,567
Unsec. Disc. Notes(b)	0.50%	08/24/2016	167,500	167,094,650
Unsec. Global Bonds(a)	0.37%	08/18/2016	80,000	79,998,121
Unsec. Global Bonds(a)	0.38%	01/17/2017	80,000	79,901,075
Unsec. Global Bonds(a)	0.52%	01/23/2017	50,000	50,000,000
Unsec. Global Bonds(a)	0.45%	04/21/2017	10,000	9,994,865
				1,162,140,007

Federal Home Loan Mortgage Corp. (FHLMC)–2.43%
Unsec. Disc. Notes(b)	0.46%	08/12/2016	47,500	47,401,543
Unsec. Global Notes(a)	0.43%	01/13/2017	10,000	10,004,009
Unsec. Global Notes(a)	0.44%	04/20/2017	30,000	29,994,783
Unsec. Global Notes(a)	0.47%	04/27/2017	14,000	13,991,079
Unsec. Global Notes(a)	0.56%	07/21/2017	20,000	19,997,142
				121,388,556

Federal National Mortgage Association (FNMA)–3.95%
Unsec. Disc. Notes(b)	0.45%	08/17/2016	45,000	44,904,515
Unsec. Disc. Notes(b)	0.46%	08/17/2016	5,000	4,989,320
Unsec. Global Notes(a)	0.44%	09/08/2017	35,000	34,948,231
Unsec. Global Notes(a)	0.44%	10/05/2017	112,815	112,735,213
				197,577,279

Overseas Private Investment Corp. (OPIC)–3.75%
Unsec. Gtd., VRD COP Bonds(c)	0.42%	07/15/2025	37,000	37,000,000
Unsec. Gtd., VRD COP Bonds(c)	0.40%	07/09/2026	51,000	51,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Overseas Private Investment Corp. (OPIC)–(continued)
Gtd., VRD COP Bonds(c)	0.42%	11/15/2028	$100,000	$100,000,000
				188,000,000
Total U.S. Government Sponsored Agency Securities (Cost $2,046,295,522)				2,046,295,522

U.S. Treasury Securities–6.94%
U.S. Treasury Bills–3.95%(b)
U.S. Treasury Bills	0.11%	03/03/2016	2,900	2,899,982
U.S. Treasury Bills	0.22%	03/03/2016	10,262	10,261,877
U.S. Treasury Bills	0.42%	08/18/2016	70,000	69,864,472
U.S. Treasury Bills	0.44%	08/18/2016	5,000	4,989,717
U.S. Treasury Bills	0.45%	08/25/2016	60,000	59,868,577
U.S. Treasury Bills	0.49%	09/01/2016	50,000	49,878,667
				197,763,292

U.S. Treasury Notes–2.99%
U.S. Treasury Floating Rate Notes(a)	0.49%	10/31/2017	150,000	149,931,786
Total U.S. Treasury Securities (Cost $347,695,078)				347,695,078
TOTAL INVESTMENTS (excluding Repurchase Agreements)- 47.80% (Cost $2,393,990,600)				2,393,990,600

			Repurchase Amount
Repurchase Agreements–53.21%(d)
Bank of Nova Scotia (The), joint agreement dated 02/29/2016, aggregate maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0%-8.88%, 03/15/2016-08/15/2044)	0.30%	03/01/2016	250,002,083	250,000,000
BNP Paribas Securities Corp., term agreement dated 02/25/2016, maturing value of $300,020,417 (collateralized by U.S. Treasury obligations valued at $306,000,000; 1.38%-1.63%, 09/30/2016-09/30/2020)(e)	0.35%	03/03/2016	300,020,417	300,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $250,002,153 (collateralized by U.S. government sponsored agency obligations valued at $255,000,425; 0%-6.25%, 03/08/2017-01/15/2030)	0.31%	03/01/2016	25,000,215	25,000,000
Citigroup Global Markets Inc., joint term agreement dated 02/26/2016, aggregate maturing value of $250,015,556 (collateralized by U.S. government sponsored agency obligations valued at $255,000,073; 0%-8.25%, 06/01/2016-09/15/2065)(e)	0.32%	03/04/2016	175,010,889	175,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,064; 2.63%-3.63%, 08/15/2020-08/15/2043)	0.30%	03/01/2016	150,001,250	150,000,000
Credit Agricole Corp. & Investment Bank, joint term agreement dated 02/24/2016, aggregate maturing value of $375,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $382,500,000; 0.75%-4.75%, 09/15/2017-10/01/2045)(e)	0.34%	03/02/2016	300,019,833	300,000,000
ING Financial Markets, LLC, term agreement dated 02/16/2016, maturing value of $100,060,000 (collateralized by domestic agency mortgage-backed securities valued at $102,002,164; 1.84%-4.00%, 08/01/2026-12/01/2042)	0.45%	04/04/2016	100,060,000	100,000,000
ING Financial Markets, LLC, term agreement dated 02/25/2016, maturing value of $310,101,913 (collateralized by U.S. Treasury obligations valued at $316,408,375; 0.38%-1.38%, 06/30/2018-07/15/2025)(e)	0.36%	03/03/2016	310,101,913	310,080,208
ING Financial Markets, LLC, term agreement dated 02/26/2016, maturing value of $100,025,801 (collateralized by a U.S. Treasury obligation valued at $102,060,000; 2.25%, 11/15/2025)(e)	0.36%	03/04/2016	100,025,801	100,018,800
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	12,090,809	12,090,707
Prudential Financial, Inc., agreement dated 02/29/2016, maturing value of $233,016,080 (collateralized by U.S. Treasury obligations valued at $237,502,363; 0%, 11/15/2026-08/15/2039)	0.36%	03/01/2016	233,016,080	233,013,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., joint term agreement dated 10/27/2015, aggregate maturing value of $200,158,222 (collateralized by U.S. Treasury obligations valued at $204,000,068; 1.00%-8.75%, 05/15/2017-02/15/2046)(e)	0.16%	04/22/2016	$160,126,578	$160,000,000
Societe Generale, joint term agreement dated 02/04/2016, aggregate maturing value of $250,076,528 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $255,000,000; 0%-5.50%, 05/12/2017-01/20/2046)(e)	0.38%	03/04/2016	225,068,875	225,000,000
Societe Generale, joint term agreement dated 02/17/2016, aggregate maturing value of $200,061,222 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 0%-7.50%, 06/01/2017-04/20/2065)(e)	0.38%	03/17/2016	150,045,917	150,000,000
Societe Generale, joint term agreement dated 02/23/2016, aggregate maturing value of $115,007,603 (collateralized by domestic agency mortgage-backed securities valued at $117,300,001; 0.57%-4.50%, 09/15/2022-12/01/2045)(e)	0.34%	03/01/2016	75,004,958	75,000,000
Wells Fargo Securities, LLC, term agreement dated 02/08/2016, maturing value of $100,113,750 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $102,000,000; 0%-4.00%, 05/11/2016-12/25/2046)	0.45%	05/09/2016	100,113,750	100,000,000
Total Repurchase Agreements (Cost $2,665,203,465)				2,665,203,465
TOTAL INVESTMENTS(f)–101.01% (Cost $5,059,194,065)				5,059,194,065
OTHER ASSETS LESS LIABILITIES–(1.01)%				(50,486,136)
NET ASSETS–100.00%				$5,008,707,929

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	52.2%
8-30	3.0
31-60	2.7
61-90	7.8
91-180	19.1
181+	15.2

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Government TaxAdvantage Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–68.42%
Federal Farm Credit Bank (FFCB)–33.29%
Disc. Notes(a)	0.23%	03/24/2016	$5,000	$4,999,281
Disc. Notes(a)	0.25%	05/03/2016	4,700	4,697,985
Disc. Notes(a)	0.33%	05/27/2016	8,000	7,993,717
Unsec. Bonds(b)	0.45%	04/06/2016	8,000	8,000,325
Unsec. Bonds(b)	0.50%	04/20/2016	4,820	4,820,606
Unsec. Bonds(b)	0.41%	05/05/2016	5,000	4,999,956
Unsec. Bonds(b)	0.40%	05/06/2016	4,275	4,274,945
Unsec. Bonds(b)	0.46%	10/11/2016	4,085	4,083,173
Unsec. Bonds(b)	0.47%	02/13/2017	2,850	2,850,848
				46,720,836

Federal Home Loan Bank (FHLB)–31.57%
Unsec. Disc. Notes(a)	0.31%	03/01/2016	1,100	1,100,000
Unsec. Disc. Notes(a)	0.30%	03/02/2016	7,000	6,999,942
Unsec. Disc. Notes(a)	0.32%	03/02/2016	1,300	1,299,988
Unsec. Disc. Notes(a)	0.31%	03/03/2016	1,400	1,399,976
Unsec. Disc. Notes(a)	0.31%	03/08/2016	2,548	2,547,846
Unsec. Disc. Notes(a)	0.31%	03/09/2016	2,460	2,459,831
Unsec. Disc. Notes(a)	0.30%	03/11/2016	9,985	9,984,168
Unsec. Disc. Notes(a)	0.32%	03/15/2016	8,504	8,502,942
Unsec. Disc. Notes(a)	0.31%	03/17/2016	10,000	9,998,622
				44,293,315

Tennessee Valley Authority (TVA)–3.56%
Sr. Unsec. Disc. Notes(a)	0.30%	03/08/2016	5,000	4,999,708
Total U.S. Government Sponsored Agency Securities (Cost $96,013,859)				96,013,859

U.S. Treasury Securities–31.57%
U.S. Treasury Bills–31.57%(a)
U.S. Treasury Bills	0.11%	03/03/2016	7,100	7,099,956
U.S. Treasury Bills	0.22%	03/03/2016	2,738	2,737,967
U.S. Treasury Bills	0.20%	04/28/2016	7,500	7,497,632
U.S. Treasury Bills	0.27%	05/05/2016	5,000	4,997,567
U.S. Treasury Bills	0.31%	05/26/2016	2,000	1,998,557
U.S. Treasury Bills	0.40%	06/02/2016	15,000	14,984,694
U.S. Treasury Bills	0.24%	06/23/2016	5,000	4,996,200
Total U.S. Treasury Securities (Cost $44,312,573)				44,312,573
TOTAL INVESTMENTS(c)–99.99% (Cost $140,326,432)				140,326,432
OTHER ASSETS LESS LIABILITIES–0.01%				7,879
NET ASSETS–100.00%				$140,334,311

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	14.8%
8-30	31.0
31-60	14.5
61-90	20.6
91-180	14.2
181+	4.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.46%
Alabama–4.65%
Alabama (State of); Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	06/01/2016	$775	$784,269
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.02%	07/01/2040	11,100	11,100,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/2028	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/2028	10,000	10,000,000
				31,884,269

Arizona–1.02%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.01%	01/01/2046	1,630	1,630,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/2031	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/2030	2,700	2,700,000
				7,015,000

California–6.64%
California (State of) (Kindergarten-University Public Education Facilities); Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(a)(b)	0.01%	05/01/2034	2,200	2,200,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	12/01/2016	17,300	17,300,000
Los Angeles (City of); Series 2015, Unlimited Tax GO TRAN	2.00%	06/30/2016	950	955,411
Riverside (City of); Series 2011 A, Ref. Floating Rate Water RB(d)	0.16%	10/01/2035	5,800	5,800,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB(d)	0.21%	07/01/2030	11,800	11,800,000
Torrance (City of); Series 2015, Unlimited Tax GO TRAN	1.50%	06/30/2016	7,450	7,479,270
				45,534,681

Colorado–3.90%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/2031	1,525	1,525,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/2034	2,000	2,000,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/2024	770	770,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.13%	02/01/2031	6,600	6,600,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.14%	03/01/2017	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/2021	3,485	3,485,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	12/01/2024	5,235	5,235,000
				26,715,000

Delaware–0.81%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/2036	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	05/01/2036	2,850	2,850,000
				5,545,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–0.23%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.21%	01/01/2029	$1,557	$1,557,000

Florida–3.59%
Florida (State of) Board of Education;
Series 2008 C, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	3,420	3,461,450
Series 2012 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	1,000	1,012,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (INS–BHAC)(a)(e)(f)(g)	0.02%	04/01/2017	2,275	2,275,000
Orange (County of) Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	06/01/2025	500	500,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/01/2036	2,925	2,925,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/2032	14,415	14,415,000
				24,588,450

Georgia–1.73%
Columbia County School District; Series 2011, Unlimited Tax GO Bonds	5.00%	04/01/2016	1,000	1,004,069
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/2025	6,340	6,340,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	01/01/2020	900	900,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/2016	1,375	1,396,447
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.01%	09/01/2035	500	500,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/2020	1,700	1,700,000
				11,840,516

Illinois–9.21%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	03/01/2030	10,845	10,845,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	12/01/2028	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	02/01/2042	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(e)	0.10%	10/01/2017	400	400,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.01%	06/01/2040	3,280	3,280,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.08%	09/01/2024	600	600,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.11%	08/01/2030	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	06/01/2029	1,170	1,170,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.01%	12/01/2046	7,700	7,700,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.11%	06/01/2017	670	670,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	01/01/2037	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.30%	02/01/2021	800	800,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	05/01/2036	2,335	2,335,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	10/01/2033	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/2034	$4,200	$4,200,000
Monmouth (City of) (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/2035	5,120	5,120,000
				63,190,000

Indiana–4.49%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/2028	1,300	1,300,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/2037	5,500	5,500,000
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. VRD Environmental RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	10/01/2040	2,000	2,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	01/01/2035	3,215	3,215,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.01%	06/01/2035	10,000	10,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	09/01/2048	7,925	7,925,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/2019	880	880,000
				30,820,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/2031	2,000	2,000,000

Kansas–0.64%
Wichita (City of); Series 2015-272, Unlimited Tax GO Temporary Notes	2.00%	04/15/2016	4,400	4,409,482

Kentucky–0.22%
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District; Series 2009 A, Ref. Sewer & Drainage System RB	5.00%	05/15/2016	1,475	1,489,880

Louisiana–0.30%
Bossier Parishwide School District; Series 2012, Ref. School Improvement Unlimited Tax GO Bonds	4.00%	03/01/2016	950	950,000
Louisiana (State of); Series 2012 A-1, Ref. Gasoline & Fuels Tax RB	5.00%	05/01/2016	1,110	1,118,580
				2,068,580

Maryland–3.33%
Maryland (State of) (State & Local Facilities Loan of 2013); First Series 2013 A, Unlimited Tax GO Bonds	5.00%	03/01/2016	925	925,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/2028	2,760	2,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	04/01/2035	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	07/01/2041	8,635	8,635,000
Montgomery (County of); Series 2005 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	07/01/2016	3,000	3,047,968
				22,867,968

Massachusetts–0.99%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/2038	6,090	6,090,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	07/01/2038	715	715,000
				6,805,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–1.54%
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	10/01/2031	$5,305	$5,305,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/2022	5,280	5,280,000
				10,585,000

Minnesota–3.65%
Minnesota (State of); Series 2014 E, Ref. State Trunk Highway Unlimited Tax GO Bonds	3.00%	08/01/2016	7,000	7,081,440
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/2037	9,135	9,135,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	01/01/2025	290	290,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/2035	1,355	1,355,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/2033	7,175	7,175,000
				25,036,440

Missouri–1.84%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	0.02%	11/01/2037	1,125	1,125,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health Systems); Series 2013 C, VRD RB(a)	0.21%	01/01/2050	6,450	6,450,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/2019	1,060	1,060,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	11/15/2043	1,600	1,600,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA) (a)	0.01%	04/15/2027	2,370	2,370,000
				12,605,000

Nevada–0.93%
Carson City (City of) (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	09/01/2033	5,300	5,300,000
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	06/01/2039	1,085	1,085,000
				6,385,000

New Hampshire–1.04%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/2037	3,625	3,625,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/2038	3,500	3,500,000
				7,125,000

New Mexico–1.25%
Albuquerque (City of) & Bernalillo (County of) Water Utility Authority; Series 2009 A-1, Ref. Joint Water & Sewer System Improvement RB	5.00%	07/01/2016	1,250	1,269,554
New Mexico (State of); Series 2010 A, Severance Tax RB	5.00%	07/01/2016	5,075	5,155,782
New Mexico (State of) Finance Authority (Public Project Revolving Fund Program); Series 2016 A, Sr. Lien RB	2.00%	06/01/2016	2,150	2,159,722
				8,585,058

New York–5.68%
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.01%	11/01/2036	8,130	8,130,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/2049	$9,600	$9,600,000
Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/2049	8,200	8,200,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.01%	11/01/2046	9,000	9,000,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(a)(b)(c)	0.01%	11/01/2032	4,000	4,000,000
				38,930,000

North Carolina–2.97%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas HealthCare Systems); Series 2007 C, Ref. VRD RB(a)	0.01%	01/15/2037	9,300	9,300,000
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/2016	1,260	1,274,790
Guilford (County of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/2016	2,350	2,350,000
Mecklenburg (County of); Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	03/01/2016	1,020	1,020,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	06/01/2017	2,335	2,335,000
Raleigh (City of) (Combined Enterprise System); Series 2006 A, RB	5.00%	03/01/2016	1,150	1,150,000
Raleigh (City of); Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/2016	2,950	2,962,005
				20,391,795

Ohio–3.54%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	11/01/2040	1,385	1,385,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Hospital Facilities Floating Rate RB(d)	0.05%	11/15/2033	2,900	2,900,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.01%	12/01/2021	7,125	7,125,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	05/01/2026	8,400	8,400,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/2023	4,495	4,495,000
				24,305,000

Oklahoma–0.13%
Tulsa County Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/2016	900	900,530

Pennsylvania–4.22%
Allegheny (County of) Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.03%	10/01/2025	1,200	1,200,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	03/01/2030	2,235	2,235,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/2025	5,505	5,505,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	09/01/2028	2,220	2,220,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.01%	08/15/2031	3,990	3,990,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.03%	05/01/2020	1,950	1,950,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/2026	1,715	1,715,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	11/01/2029	2,600	2,600,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/2027	7,525	7,525,000
				28,940,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–2.02%
Brookland-Cayce School District No. 2; Series 2015 C, Unlimited Tax GO Bonds	3.00%	03/01/2016	$8,705	$8,705,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.16%	07/01/2017	590	590,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	03/01/2028	2,702	2,702,000
Spartanburg County School District No. 7; Series 2015 A, Unlimited Tax GO Bonds	4.00%	03/01/2016	1,830	1,830,000
				13,827,000

Tennessee–2.56%
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	07/15/2036	7,575	7,575,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Ascension Health Credit Group); Series 2001 B-1, VRD RB(a)	0.19%	11/15/2031	10,000	10,000,000
				17,575,000

Texas–9.22%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.02%	08/01/2035	14,615	14,615,000
Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/2016	1,260	1,273,898
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/2016	1,020	1,023,354
Fort Bend Independent School District; Series 2008, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	08/15/2016	1,300	1,328,235
Lewisville Independent School District; Series 2014 A, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	3.00%	08/15/2016	1,095	1,108,749
San Antonio Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	08/15/2016	1,000	1,021,719
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	04/01/2026	1,100	1,100,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/15/2050	3,500	3,500,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.02%	02/15/2028	1,750	1,750,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/2027	5,860	5,860,000
Tarrant (County of) Regional Water District;
Series 2012 A, Ref. RB	5.00%	03/01/2016	3,500	3,500,000
Series 2012, Ref. & Improvement RB	5.00%	03/01/2016	1,130	1,130,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.01%	05/01/2042	10,865	10,865,000
Travis (County of); Series 2013, Limited Tax GO Ctfs.	3.38%	03/01/2016	1,970	1,970,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/2025	13,180	13,180,000
				63,225,955

Utah–2.91%
Utah (County of) (IHC Health Services, Inc.); Series 2014 B, VRD Hospital RB(a)	0.21%	05/15/2049	6,525	6,525,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.01%	09/01/2032	11,000	11,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.06%	04/01/2042	2,450	2,450,000
				19,975,000

Vermont–0.84%
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/2034	700	700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont–(continued)
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	09/01/2038	$5,055	$5,055,000
				5,755,000

Virginia–4.90%
Alexandria (City of); Series 2011, Capital Improvement Unlimited Tax GO Bonds	5.00%	07/15/2016	2,115	2,152,876
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(c)	0.01%	12/31/2047	27,600	27,600,000
Fairfax (County of) Water Authority; Series 2013 A, Ref. RB	3.00%	04/01/2016	915	917,212
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	10/01/2030	2,700	2,700,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/2019	200	200,000
				33,570,088

Washington–3.61%
Seattle (City of); Series 2014, Ref. Drainage & Wastewater Improvement RB	4.00%	05/01/2016	1,100	1,106,935
Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	05/01/2019	1,170	1,170,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/2044	8,000	8,000,000
Washington (State of) Housing Finance Commission (Panorama City); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	04/01/2043	12,000	12,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/2020	2,475	2,475,000
				24,751,935

West Virginia–0.88%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/2034	6,000	6,000,000

Wisconsin–5.69%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.01%	10/01/2042	2,380	2,380,000
Milwaukee (City of); Series 2015 M7, School RAN	2.00%	06/30/2016	11,500	11,568,747
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/2016	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc.); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	08/15/2034	7,095	7,095,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	05/01/2030	15,410	15,410,000
Wisconsin (State of); Series 2012 2, Ref. Clean Water RB	5.00%	06/01/2016	600	607,256
				39,016,003
TOTAL INVESTMENTS(h)(i)–101.46% (Cost $695,815,630)				695,815,630
OTHER ASSETS LESS LIABILITIES–(1.46)%				(10,011,598)
NET ASSETS–100.00%				$685,804,032

Investment Abbreviations:

BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PUTTERs	– Putable Tax-Exempt Receipts

RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $13,342,000, which represented 1.95% of the Fund’s Net Assets.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	6.4%
Federal Home Loan Mortgage Corp.	6.2
Federal National Mortgage Association	6.2
Wells Fargo Bank, N.A.	5.9
U.S. Bank, N.A.	5.9
TD Bank, N.A.	5.8
Northern Trust Co.	5.5

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	83.9%
8-30	0.0
31-60	1.6
61-90	0.5
91-180	8.2
181+	5.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,143,582,669	$2,284,212,740	$5,364,728,459	$2,393,990,600	$140,326,432	$695,815,630
Repurchase agreements, at value and cost	5,460,525,273	450,369,735	7,417,713,856	2,665,203,465	—	—
Total investments, at value and cost	22,604,107,942	2,734,582,475	12,782,442,315	5,059,194,065	140,326,432	695,815,630
Cash	—	—	—	23,844,931	67,220	—
Receivable for:
Investments sold	2,401,485	5,000	27,854,897	—	—	665,002
Interest	5,382,282	171,078	5,105,215	570,392	7,233	1,058,923
Fund expenses absorbed	190,236	130,334	353,087	—	61,215	159,924
Investment for trustee deferred compensation and retirement plans	3,090,011	878,999	1,828,060	829,073	111,179	312,793
Other assets	116,445	191,396	140,305	63,693	31,836	47,960
Total assets	22,615,288,401	2,735,959,282	12,817,723,879	5,084,502,154	140,605,115	698,060,232

Liabilities:
Payable for:
Investments purchased	149,636,000	—	—	73,723,601	—	11,800,009
Amount due custodian	10,641,150	10,431	27,464,210	—	—	15,936
Dividends	7,042,735	703,092	1,832,254	891,457	23,824	5,279
Accrued fees to affiliates	461,383	199,974	907,894	145,660	93,525	43,000
Accrued trustees’ and officer’s fees and benefits	32,185	6,556	26,492	11,596	3,599	3,324
Accrued operating expenses	111,886	36,339	75,287	11,169	21,059	20,337
Trustee deferred compensation and retirement plans	3,742,851	1,041,332	2,229,761	1,010,742	128,797	368,315
Total liabilities	171,668,190	1,997,724	32,535,898	75,794,225	270,804	12,256,200
Net assets applicable to shares outstanding	$22,443,620,211	$2,733,961,558	$12,785,187,981	$5,008,707,929	$140,334,311	$685,804,032

Net assets consist of:
Shares of beneficial interest	$22,441,059,834	$2,733,087,812	$12,784,855,040	$5,008,598,424	$140,351,885	$685,953,788
Undistributed net investment income	2,468,855	872,258	(21,274)	(26,177)	(9,046)	(104,955)
Undistributed net realized gain (loss)	91,522	1,488	354,215	135,682	(8,528)	(44,801)
	$22,443,620,211	$2,733,961,558	$12,785,187,981	$5,008,707,929	$140,334,311	$685,804,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$19,350,616,042	$1,917,283,674	$6,273,721,419	$3,295,982,076	$17,000,000	$576,781,735
Private Investment Class	$209,874,644	$137,321,595	$464,674,210	$503,979,238	$4,402,797	$29,889,915
Personal Investment Class	$58,065,383	$99,353,189	$147,223,145	$8,943,577	$1,879,098	$2,731,245
Cash Management Class	$236,125,452	$396,501,369	$4,362,496,379	$138,578,152	$45,617,025	$42,442,594
Reserve Class	$130,755,458	$26,622,307	$30,685,986	$286,180,378	$68,883,100	$30,177,389
Resource Class	$10,543,447	$19,391,271	$331,809,997	$60,155,218	$2,372,701	$2,573,547
Corporate Class	$2,447,639,785	$137,488,153	$1,174,576,845	$714,889,290	$179,590	$1,207,607

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	19,348,405,760	1,917,274,456	6,273,196,808	3,295,833,750	16,995,722	576,749,244
Private Investment Class	209,850,210	137,320,975	464,636,651	503,957,597	4,401,677	29,888,222
Personal Investment Class	58,058,765	99,352,712	147,212,225	8,943,175	1,878,605	2,731,090
Cash Management Class	236,097,591	396,499,479	4,362,121,141	138,567,299	45,605,336	42,440,171
Reserve Class	130,740,969	26,622,133	30,683,432	286,168,646	68,865,475	30,175,675
Resource Class	10,542,271	19,391,182	331,782,803	60,152,501	2,372,098	2,573,402
Corporate Class	2,447,363,765	137,487,515	1,174,472,810	714,862,165	179,545	1,207,539
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$39,276,066	$4,406,046	$14,445,597	$6,349,758	$226,027	$209,757

Expenses:
Advisory fees	15,055,521	2,112,022	10,414,744	2,793,476	212,182	770,759
Administrative services fees	539,799	272,550	446,983	322,493	24,863	89,259
Custodian fees	90,387	19,308	61,293	66,159	8,066	8,856
Distribution fees:
Private Investment Class	516,818	392,494	1,097,942	1,228,129	12,881	75,725
Personal Investment Class	316,705	396,028	573,977	61,800	14,162	9,266
Cash Management Class	196,916	220,789	2,548,900	123,111	26,533	23,462
Reserve Class	786,255	212,190	172,936	1,424,173	202,217	114,830
Resource Class	17,620	20,456	332,053	83,474	2,360	3,686
Corporate Class	285,966	14,022	209,063	96,980	400	2,502
Transfer agent fees	903,446	126,721	624,885	257,048	9,157	29,090
Trustees’ and officers’ fees and benefits	345,156	77,804	241,846	106,704	15,253	29,684
Registration and filing fees	61,425	46,305	63,360	81,282	37,833	38,847
Other	437,772	115,293	279,353	340,129	47,262	50,329
Total expenses	19,553,786	4,025,982	17,067,335	6,984,958	613,169	1,246,295
Less: Fees waived	(4,368,663)	(1,944,878)	(7,116,608)	(3,104,997)	(462,359)	(1,068,465)
Net expenses	15,185,123	2,081,104	9,950,727	3,879,961	150,810	177,830
Net investment income	24,090,943	2,324,942	4,494,870	2,469,797	75,217	31,927

Realized and unrealized gain from:
Net realized gain from Investment securities	15,642	544	416,712	19,165	9,917	—
Net increase in net assets resulting from operations	$24,106,585	$2,325,486	$4,911,582	$2,488,962	$85,134	$31,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$24,090,943	$14,869,394	$2,324,942	$2,593,491
Net realized gain	15,642	164,146	544	944
Net increase in net assets resulting from operations	24,106,585	15,033,540	2,325,486	2,594,435

Distributions to shareholders from net investment income:
Institutional Class	(21,603,070)	(14,147,500)	(1,761,348)	(1,854,672)
Private Investment Class	(34,987)	(30,767)	(80,356)	(132,350)
Personal Investment Class	(9,541)	(13,561)	(54,963)	(110,282)
Cash Management Class	(306,028)	(77,398)	(302,379)	(376,417)
Reserve Class	(18,224)	(14,433)	(21,613)	(18,513)
Resource Class	(4,310)	(12,035)	(11,761)	(20,138)
Corporate Class	(2,114,783)	(573,700)	(92,498)	(81,119)
Total distributions from net investment income	(24,090,943)	(14,869,394)	(2,324,918)	(2,593,491)

Share transactions–net:
Institutional Class	3,376,529,292	(2,640,861,091)	152,620,931	(148,752,146)
Private Investment Class	(73,584,196)	(61,736,842)	(24,894,329)	10,083,327
Personal Investment Class	(57,334,039)	(65,018,703)	(18,219,967)	(40,437,932)
Cash Management Class	(221,844,735)	(226,421,761)	(87,093,375)	29,823,610
Reserve Class	(25,452,945)	(23,801,101)	(23,778,069)	34,768,990
Resource Class	(62,133,047)	(62,863,904)	(319,045)	(12,328,636)
Corporate Class	1,393,208,709	383,540,344	60,444,479	17,489,399
Net increase (decrease) in net assets resulting from share transactions	4,329,389,039	(2,697,163,058)	58,760,625	(109,353,388)
Net increase (decrease) in net assets	4,329,404,681	(2,696,998,912)	58,761,193	(109,352,444)

Net assets:
Beginning of period	18,114,215,530	20,811,214,442	2,675,200,365	2,784,552,809
End of period*	$22,443,620,211	$18,114,215,530	$2,733,961,558	$2,675,200,365
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$872,258	$872,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$4,494,870	$3,320,415	$2,469,797	$1,741,840
Net realized gain (loss)	416,712	(62,497)	19,165	116,517
Net increase in net assets resulting from operations	4,911,582	3,257,918	2,488,962	1,858,357

Distributions to shareholders from net investment income:
Institutional Class	(2,661,142)	(1,478,709)	(1,883,035)	(1,159,579)
Private Investment Class	(80,956)	(102,223)	(138,874)	(126,468)
Personal Investment Class	(26,968)	(29,788)	(4,096)	(12,667)
Cash Management Class	(1,193,495)	(1,317,452)	(80,858)	(167,941)
Reserve Class	(6,664)	(11,073)	(79,656)	(108,700)
Resource Class	(60,366)	(68,891)	(21,523)	(38,869)
Corporate Class	(465,279)	(312,279)	(261,755)	(127,616)
Total distributions from net investment income	(4,494,870)	(3,320,415)	(2,469,797)	(1,741,840)

Share transactions–net:
Institutional Class	(1,576,572,464)	369,868,233	(923,881,457)	891,380,297
Private Investment Class	3,525,513	(63,444,289)	81,408,389	75,509,267
Personal Investment Class	(14,835,299)	(350,960)	(28,223,425)	(3,981,249)
Cash Management Class	(941,979,421)	(2,293,402,486)	(84,274,931)	(247,006,196)
Reserve Class	(4,919,263)	(151,761,502)	(21,349,198)	(3,594,120)
Resource Class	7,316,221	(49,445,822)	(37,751,805)	(6,672,798)
Corporate Class	(596,102,256)	346,906,945	83,692,317	(28,642,460)
Net increase (decrease) in net assets resulting from share transactions	(3,123,566,969)	(1,841,629,881)	(930,380,110)	676,992,741
Net increase (decrease) in net assets	(3,123,150,257)	(1,841,692,378)	(930,360,945)	677,109,258

Net assets:
Beginning of period	15,908,338,238	17,750,030,616	5,939,068,874	5,261,959,616
End of period*	$12,785,187,981	$15,908,338,238	$5,008,707,929	$5,939,068,874
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$(26,177)	$(26,177)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$75,217	$152,172	$31,927	$320,850
Net realized gain	9,917	5,675	—	17,500
Net increase in net assets resulting from operations	85,134	157,847	31,927	338,350

Distributions to shareholders from net investment income:
Institutional Class	(42,884)	(109,398)	(25,982)	(243,361)
Private Investment Class	(1,366)	(5,768)	(1,487)	(14,944)
Personal Investment Class	(1,007)	(2,191)	(122)	(1,433)
Cash Management Class	(15,296)	(25,467)	(2,317)	(29,656)
Reserve Class	(13,250)	(1,334)	(1,135)	(13,465)
Resource Class	(646)	(3,530)	(181)	(2,416)
Corporate Class	(768)	(4,484)	(703)	(15,575)
Total distributions from net investment income	(75,217)	(152,172)	(31,927)	(320,850)

Share transactions–net:
Institutional Class	(88,546,410)	(22,147,472)	120,751,861	(68,021,232)
Private Investment Class	(1,581,623)	(9,595,904)	(579,080)	(3,807,802)
Personal Investment Class	(76,406)	(1,843,611)	(892,435)	(98,681)
Cash Management Class	585,020	(3,080,076)	(8,574,246)	(9,705,701)
Reserve Class	62,990,375	5,171,160	8,402,532	(5,865,164)
Resource Class	504	(1,336,302)	(1,952,773)	(989,440)
Corporate Class	(27,830,485)	(22,499,992)	(25,269,735)	(5,044,078)
Net increase (decrease) in net assets resulting from share transactions	(54,459,025)	(55,332,197)	91,886,124	(93,532,098)
Net increase (decrease) in net assets	(54,449,108)	(55,326,522)	91,886,124	(93,514,598)

Net assets:
Beginning of period	194,783,419	250,109,941	593,917,908	687,432,506
End of period*	$140,334,311	$194,783,419	$685,804,032	$593,917,908
* Includes accumulated undistributed net investment income	$(9,046)	$(9,046)	$(104,955)	$(104,955)

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

37                         Short-Term Investments Trust

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-

38                         Short-Term Investments Trust

registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

For the six months ended February 29, 2016, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

39                         Short-Term Investments Trust

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 29, 2016, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$3,171,391	$—
STIC Prime Portfolio	739,928	136,428
Treasury Portfolio	2,288,175	1,051,494
Government & Agency Portfolio	—	366,030
Government TaxAdvantage Portfolio	198,607	29,497
Tax-Free Cash Reserve Portfolio	184,678	654,316

Voluntary fee waivers for the six months ended February 29, 2016 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$94,501	$143,768	N/A	$522,027	$4,198	N/A
STIC Prime Portfolio	182,115	253,640	$107,517	170,802	10,277	$5,732
Treasury Portfolio	553,250	386,917	1,208,001	141,548	183,854	112,460
Government & Agency Portfolio	617,726	42,788	60,777	1,173,959	50,215	59,311
Government TaxAdvantage Portfolio	5,696	9,611	13,714	161,077	1,484	389
Tax-Free Cash Reserve Portfolio	37,862	6,795	18,770	99,902	2,949	2,502

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2016, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

40                         Short-Term Investments Trust

Pursuant to the agreement above, for the six months ended February 29, 2016, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$206,727	$84,455	$39,383	$102,213	N/A	N/A
STIC Prime Portfolio	156,998	105,607	44,158	27,585	$4,091	N/A
Treasury Portfolio	439,176	153,061	509,780	22,482	66,410	N/A
Government & Agency Portfolio	491,252	16,480	24,622	185,142	16,695	N/A
Government TaxAdvantage Portfolio	6,441	3,776	5,307	26,288	472	N/A
Tax-Free Cash Reserve Portfolio	37,862	2,471	4,693	14,928	737	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2016, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$259,171,921	$453,279,225	$—
STIC Prime Portfolio	118,541,842	142,726,856	—
Tax-Free Cash Reserve Portfolio	466,679,556	355,977,114	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

41                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2015 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Portfolio	$—	$—	$62,497	$—	$62,497
Government TaxAdvantage Portfolio	—	—	18,445	—	18,445
Tax-Free Cash Reserve Portfolio	14,727	30,074	—	—	44,801

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

42                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	122,870,197,623	$122,870,197,623	285,396,098,619	$285,396,098,619
Private Investment Class	510,334,896	510,334,896	1,434,632,883	1,434,632,883
Personal Investment Class	69,834,480	69,834,480	538,543,116	538,543,116
Cash Management Class	2,145,627,791	2,145,627,791	4,326,518,141	4,326,518,141
Reserve Class	206,076,476	206,076,476	1,016,989,736	1,016,989,736
Resource Class	38,210,088	38,210,088	459,622,836	459,622,836
Corporate Class	9,471,104,350	9,471,104,350	5,521,655,244	5,521,655,244

Issued as reinvestment of dividends:
Institutional Class	5,132,756	5,132,756	3,973,048	3,973,048
Private Investment Class	6,181	6,181	8,279	8,279
Personal Investment Class	4,693	4,693	11,639	11,639
Cash Management Class	93,642	93,642	31,257	31,257
Reserve Class	9,591	9,591	14,378	14,378
Resource Class	2,603	2,603	12,396	12,396
Corporate Class	270,357	270,357	225,681	225,681

Reacquired:
Institutional Class	(119,498,801,087)	(119,498,801,087)	(288,040,932,758)	(288,040,932,758)
Private Investment Class	(583,925,273)	(583,925,273)	(1,496,378,004)	(1,496,378,004)
Personal Investment Class	(127,173,212)	(127,173,212)	(603,573,458)	(603,573,458)
Cash Management Class	(2,367,566,168)	(2,367,566,168)	(4,552,971,159)	(4,552,971,159)
Reserve Class	(231,539,012)	(231,539,012)	(1,040,805,215)	(1,040,805,215)
Resource Class	(100,345,738)	(100,345,738)	(522,499,136)	(522,499,136)
Corporate Class	(8,078,165,998)	(8,078,165,998)	(5,138,340,581)	(5,138,340,581)
Net increase (decrease) in share activity	4,329,389,039	$4,329,389,039	(2,697,163,058)	$(2,697,163,058)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

43                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,003,113,393	$3,003,113,393	5,941,737,037	$5,941,737,037
Private Investment Class	667,027,756	667,027,756	1,211,080,589	1,211,080,589
Personal Investment Class	298,331,925	298,331,925	1,182,870,259	1,182,870,259
Cash Management Class	1,155,148,299	1,155,148,299	3,144,474,982	3,144,474,982
Reserve Class	157,327,888	157,327,888	210,463,689	210,463,689
Resource Class	64,748,890	64,748,890	64,359,363	64,359,363
Corporate Class	261,415,561	261,415,561	1,149,830,507	1,149,830,507

Issued as reinvestment of dividends:
Institutional Class	424,046	424,046	454,008	454,008
Private Investment Class	27,340	27,340	56,232	56,232
Personal Investment Class	21,411	21,411	68,043	68,043
Cash Management Class	74,694	74,694	71,815	71,815
Reserve Class	17,209	17,209	14,807	14,807
Resource Class	7,558	7,558	16,256	16,256
Corporate Class	47,625	47,625	71,730	71,730

Reacquired:
Institutional Class	(2,850,916,508)	(2,850,916,508)	(6,090,943,191)	(6,090,943,191)
Private Investment Class	(691,949,425)	(691,949,425)	(1,201,053,494)	(1,201,053,494)
Personal Investment Class	(316,573,303)	(316,573,303)	(1,223,376,234)	(1,223,376,234)
Cash Management Class	(1,242,316,368)	(1,242,316,368)	(3,114,723,187)	(3,114,723,187)
Reserve Class	(181,123,166)	(181,123,166)	(175,709,506)	(175,709,506)
Resource Class	(65,075,493)	(65,075,493)	(76,704,255)	(76,704,255)
Corporate Class	(201,018,707)	(201,018,707)	(1,132,412,838)	(1,132,412,838)
Net increase (decrease) in share activity	58,760,625	$58,760,625	(109,353,388)	$(109,353,388)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

44                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	7,821,438,683	$7,821,438,683	16,766,462,244	$16,766,462,244
Private Investment Class	890,870,745	890,870,745	1,901,290,280	1,901,290,280
Personal Investment Class	502,160,779	502,160,779	1,101,975,367	1,101,975,367
Cash Management Class	9,154,752,380	9,154,752,380	26,793,251,842	26,793,251,842
Reserve Class	43,134,820	43,134,820	109,204,351	109,204,351
Resource Class	155,665,944	155,665,944	329,636,954	329,636,954
Corporate Class	8,220,833,589	8,220,833,589	18,168,487,688	18,168,487,688

Issued as reinvestment of dividends:
Institutional Class	963,871	963,871	922,038	922,038
Private Investment Class	7,379	7,379	15,296	15,296
Personal Investment Class	16,154	16,154	26,774	26,774
Cash Management Class	45,602	45,602	60,767	60,767
Reserve Class	3,896	3,896	7,169	7,169
Resource Class	3,280	3,280	8,488	8,488
Corporate Class	167,634	167,634	132,198	132,198

Reacquired:
Institutional Class	(9,398,975,018)	(9,398,975,018)	(16,397,516,049)	(16,397,516,049)
Private Investment Class	(887,352,611)	(887,352,611)	(1,964,749,865)	(1,964,749,865)
Personal Investment Class	(517,012,232)	(517,012,232)	(1,102,353,101)	(1,102,353,101)
Cash Management Class	(10,096,777,403)	(10,096,777,403)	(29,086,715,095)	(29,086,715,095)
Reserve Class	(48,057,979)	(48,057,979)	(260,973,022)	(260,973,022)
Resource Class	(148,353,003)	(148,353,003)	(379,091,264)	(379,091,264)
Corporate Class	(8,817,103,479)	(8,817,103,479)	(17,821,712,941)	(17,821,712,941)
Net increase (decrease) in share activity	(3,123,566,969)	$(3,123,566,969)	(1,841,629,881)	$(1,841,629,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

45                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	18,540,389,344	$18,540,389,344	37,416,050,435	$37,416,050,435
Private Investment Class	877,051,192	877,051,192	2,115,905,376	2,115,905,376
Personal Investment Class	38,791,034	38,791,034	134,224,028	134,224,028
Cash Management Class	1,195,370,891	1,195,370,891	5,837,371,862	5,837,371,862
Reserve Class	398,647,336	398,647,336	699,303,942	699,303,942
Resource Class	278,773,112	278,773,112	1,554,415,700	1,554,415,700
Corporate Class	2,290,153,339	2,290,153,339	4,660,748,011	4,660,748,011

Issued as reinvestment of dividends:
Institutional Class	451,334	451,334	199,188	199,188
Private Investment Class	37,272	37,272	37,056	37,056
Personal Investment Class	—	—	6	6
Cash Management Class	21,186	21,186	33,044	33,044
Reserve Class	37,786	37,786	67,656	67,656
Resource Class	5,468	5,468	13,926	13,926
Corporate Class	69,144	69,144	55,261	55,261

Reacquired:
Institutional Class	(19,464,722,135)	(19,464,722,135)	(36,524,869,326)	(36,524,869,326)
Private Investment Class	(795,680,075)	(795,680,075)	(2,040,433,165)	(2,040,433,165)
Personal Investment Class	(67,014,459)	(67,014,459)	(138,205,283)	(138,205,283)
Cash Management Class	(1,279,667,008)	(1,279,667,008)	(6,084,411,102)	(6,084,411,102)
Reserve Class	(420,034,320)	(420,034,320)	(702,965,718)	(702,965,718)
Resource Class	(316,530,385)	(316,530,385)	(1,561,102,424)	(1,561,102,424)
Corporate Class	(2,206,530,166)	(2,206,530,166)	(4,689,445,732)	(4,689,445,732)
Net increase (decrease) in share activity	(930,380,110)	$(930,380,110)	676,992,741	$676,992,741

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	140,583,594	$140,583,594	368,612,267	$368,612,267
Private Investment Class	1,046,890	1,046,890	71,398,479	71,398,479
Personal Investment Class	6,547,359	6,547,359	8,341,042	8,341,042
Cash Management Class	29,139,800	29,139,800	87,930,861	87,930,861
Reserve Class	107,718,530	107,718,530	14,172,451	14,172,451
Resource Class	41	41	17,934,744	17,934,744
Corporate Class	8,418,335	8,418,335	187,300,005	187,300,005

Issued as reinvestment of dividends:
Institutional Class	27,576	27,576	84,605	84,605
Private Investment Class	556	556	3,065	3,065
Cash Management Class	12,015	12,015	24,731	24,731
Reserve Class	6,988	6,988	1,197	1,197
Resource Class	463	463	3,214	3,214
Corporate Class	1,203	1,203	4,203	4,203

Reacquired:
Institutional Class	(229,157,580)	(229,157,580)	(390,844,344)	(390,844,344)
Private Investment Class	(2,629,069)	(2,629,069)	(80,997,448)	(80,997,448)
Personal Investment Class	(6,623,765)	(6,623,765)	(10,184,653)	(10,184,653)
Cash Management Class	(28,566,795)	(28,566,795)	(91,035,668)	(91,035,668)
Reserve Class	(44,735,143)	(44,735,143)	(9,002,488)	(9,002,488)
Resource Class	—	—	(19,274,260)	(19,274,260)
Corporate Class	(36,250,023)	(36,250,023)	(209,804,200)	(209,804,200)
Net increase (decrease) in share activity	(54,459,025)	$(54,459,025)	(55,332,197)	$(55,332,197)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

47                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	576,859,284	$576,859,284	1,022,223,755	$1,022,223,755
Private Investment Class	23,529,218	23,529,218	48,653,591	48,653,591
Personal Investment Class	2,234,174	2,234,174	5,529,842	5,529,842
Cash Management Class	29,960,256	29,960,256	85,609,129	85,609,129
Reserve Class	34,804,336	34,804,336	57,041,089	57,041,089
Resource Class	71,708	71,708	2,830,839	2,830,839
Corporate Class	1,175,406	1,175,406	—	—

Issued as reinvestment of dividends:
Institutional Class	3,153	3,153	35,799	35,799
Private Investment Class	1,399	1,399	13,990	13,990
Personal Investment Class	11	11	651	651
Cash Management Class	1,135	1,135	13,598	13,598
Reserve Class	1,086	1,086	13,480	13,480
Resource Class	195	195	2,430	2,430
Corporate Class	916	916	15,648	15,648

Reacquired:
Institutional Class	(456,110,576)	(456,110,576)	(1,090,280,786)	(1,090,280,786)
Private Investment Class	(24,109,697)	(24,109,697)	(52,475,383)	(52,475,383)
Personal Investment Class	(3,126,620)	(3,126,620)	(5,629,174)	(5,629,174)
Cash Management Class	(38,535,637)	(38,535,637)	(95,328,428)	(95,328,428)
Reserve Class	(26,402,890)	(26,402,890)	(62,919,733)	(62,919,733)
Resource Class	(2,024,676)	(2,024,676)	(3,822,709)	(3,822,709)
Corporate Class	(26,446,057)	(26,446,057)	(5,059,726)	(5,059,726)
Net increase (decrease) in share activity	91,886,124	$91,886,124	(93,532,098)	$(93,532,098)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

48                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Reserve Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/29/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.01%	$130,755	0.34	%(c)	1.17	%(c)	0.05	%(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	156,216	0.21		1.17		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	180,015	0.19		1.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	175,832	0.24		1.17		0.02
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	97,224	0.27		1.18		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	90,227	0.27		1.17		0.02
STIC Prime Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	26,622	0.20	(c)	1.20	(c)	0.11	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	50,400	0.07		1.19		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	15,631	0.06		1.19		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	16,254	0.12		1.19		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	16,390	0.15		1.20		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	6,788	0.23		1.19		0.01
Treasury Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	30,686	0.17	(c)	1.17	(c)	0.04	(c)
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	35,604	0.06		1.17		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	187,372	0.04		1.17		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	106,232	0.09		1.18		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	25,206	0.08		1.18		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	148,671	0.12		1.18		0.02
Government & Agency Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	286,180	0.17	(c)	1.14	(c)	0.06	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	307,529	0.08		1.13		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	311,117	0.06		1.13		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	289,171	0.11		1.14		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	264,286	0.10		1.13		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	70,376	0.16		1.13		0.01
Government TaxAdvantage Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	68,883	0.19	(c)	1.33	(c)	0.02	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	5,876	0.00		1.33		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	704	0.02		1.29		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	1,296	0.06		1.20		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	1,351	0.07		1.22		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	874	0.11		1.26		0.03
Tax-Free Cash Reserve Portfolio
Six months ended 02/29/16	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.00	30,177	0.05	(c)	1.31	(c)	0.01	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	21,775	0.03		1.31		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	27,640	0.04		1.30		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	32,804	0.10		1.30		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	25,360	0.13		1.30		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	18,284	0.26		1.29		0.03

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $158,115, $42,671, $34,777, $286,400, $40,666 and $23,092 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

49                         Short-Term Investments Trust

Note 10-Subsequent Event

Effective June 1, 2016, the Board has approved a change in the advisory fee rate under the master investment advisory agreement for Tax-Free Cash Reserve Portfolio to an annual rate of 0.20% of the Fund’s average daily net assets.

In addition, effective June 1, 2016, the Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government TaxAdvantage Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

50                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Reserve Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.10	$1.69	$1,023.17	$1.71	0.34%
STIC Prime Portfolio	1,000.00	1,000.50	0.99	1,023.87	1.01	0.20
Treasury Portfolio	1,000.00	1,000.20	0.85	1,024.02	0.86	0.17
Government & Agency Portfolio	1,000.00	1,000.30	0.85	1,024.02	0.86	0.17
Government TaxAdvantage Portfolio	1,000.00	1,000.30	0.94	1,023.92	0.96	0.19
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.25	1,024.61	0.25	0.05

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2015, through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

51                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-SAR-7	Invesco Distributors, Inc.

Semiannual Report to Shareholders	February 29, 2016

Resource Class

Short-Term Investments Trust (STIT)

Liquid Assets Portfolio

STIC Prime Portfolio

Treasury Portfolio

Government & Agency Portfolio

Government TaxAdvantage Portfolio

Tax-Free Cash Reserve Portfolio

2	Fund Data

3	Letters to Shareholders

4	Schedule of Investments

32	Financial Statements

37	Notes to Financial Statements

49	Financial Highlights

51	Fund Expenses

An investment in each Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although each Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in each Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of February 29, 2016, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

Fund Data

Resource Class data as of 2/29/16

FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range During Reporting Period	At Reporting Period End	At Reporting Period End
Liquid Assets	14 - 42 days	33 days	52 days	$10.5 million
STIC Prime	7 - 19 days	11 days	13 days	19.3 million
Treasury	29 - 54 days	49 days	113 days	331.8 million
Government & Agency	24 - 52 days	40 days	115 days	60.1 million
Government TaxAdvantage	25 - 58 days	35 days	55 days	2.3 million
Tax-Free Cash Reserve	24 - 38 days	29 days	29 days	2.5 million

Weighted average maturity (WAM) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

2                         Short-Term Investments Trust

Letters to Shareholders

Bruce Crockett

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc., an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    As always, please contact me at bruce@brucecrockett.com with any questions or concerns you may have. On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

Karen Dunn Kelley

Dear Shareholders:

Money market investors cheered in December when the US Federal Reserve raised the federal funds target rate after holding it near zero for seven years in the aftermath of the financial crisis. Moderate economic growth, improvement in employment and the need to remove “emergency accommodation” were the primary reasons for the Fed’s action. More rate hikes are expected, but at a slower pace than past Fed regimes.

    The money market fund industry in the US continued to move ahead with plans to adopt the new money market fund regulations announced in 2014, which are set to be fully implemented on October 14, 2016. Invesco, along with many in the industry, continues to focus on successfully meeting all reform requirements in a timely fashion. We will continue to keep you and all our valued money market fund investors informed about money market fund reform through public announcements as updates are available.

    For more than 30 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Our primary goal through the money market fund reform process is to provide our investors with a full suite of liquidity management solutions to meet their investing needs with the least amount of disruption while remaining focused on our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors.

    Invesco Global Liquidity is dedicated to the future of this industry – and to yours. Thank you for investing with us.

Sincerely,

Karen Dunn Kelley

Senior Managing Director, Investments

3                          Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–40.38%(a)
Asset-Backed Securities — Consumer Receivables–3.51%
Old Line Funding, LLC(b)	0.65%	04/18/2016	$43,000	$42,962,733
Old Line Funding, LLC(b)	0.65%	04/25/2016	66,000	65,934,458
Old Line Funding, LLC(b)	0.73%	05/26/2016	190,000	189,668,662
Old Line Funding, LLC(b)	0.77%	05/09/2016	85,000	84,874,554
Thunder Bay Funding, LLC(b)	0.64%	05/18/2016	115,000	114,840,533
Thunder Bay Funding, LLC(b)	0.65%	04/18/2016	95,000	94,917,667
Thunder Bay Funding, LLC(b)	0.65%	04/18/2016	65,000	64,943,667
Thunder Bay Funding, LLC(b)	0.72%	06/01/2016	91,000	90,832,560
Thunder Bay Funding, LLC(b)	0.77%	05/12/2016	40,000	39,938,400
				788,913,234

Asset-Backed Securities — Fully Supported–2.41%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/04/2016	75,000	74,956,083
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/06/2016	148,000	147,908,240
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	04/18/2016	33,000	32,972,720
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.62%	05/19/2016	100,000	99,863,945
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.60%	04/20/2016	75,000	74,937,500
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.61%	06/02/2016	110,000	109,826,658
				540,465,146

Asset-Backed Securities — Fully Supported Bank–12.88%
Anglesea Funding LLC (Multi-CEP’s)(b)(c)(d)	0.70%	07/06/2016	25,000	25,000,000
Anglesea Funding LLC (Multi-CEP’s)(b)(c)(d)	0.70%	07/18/2016	133,000	133,000,000
Barton Capital S.A. (CEP–Societe Generale S.A)(b)(c)(d)	0.61%	07/07/2016	75,000	75,000,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.62%	04/06/2016	50,000	49,969,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.63%	05/11/2016	100,000	99,875,750
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.62%	04/01/2016	49,000	48,973,839
Bennington Stark Capital Co. (CEP–Societe Generale S.A.)(b)(c)	0.67%	04/01/2016	50,000	49,971,153
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.62%	04/18/2016	50,000	49,958,667
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.66%	05/03/2016	31,500	31,463,617
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.50%	03/16/2016	48,000	47,990,000
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.63%	04/04/2016	170,000	169,898,850
Cancara Asset Securitization LLC (CEP–Lloyds Bank LLC)(c)	0.63%	04/13/2016	66,000	65,950,335
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(d)	0.68%	07/14/2016	97,000	97,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)(d)	0.78%	08/22/2016	73,000	73,000,000
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.81%	08/05/2016	100,000	99,646,750
Collateralized Commercial Paper Co., LLC (CEP–JPMorgan Securities LLC)	0.48%	04/25/2016	100,000	99,926,667
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)	0.48%	04/20/2016	100,000	99,933,333
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(d)	0.63%	03/01/2016	15,000	15,000,000
Collateralized Commercial Paper II Co., LLC (CEP–JPMorgan Securities LLC)(b)(d)	0.68%	07/22/2016	60,000	60,000,000
Crown Point Capital Co., LLC, Series A (Multi-CEP’s)(b)(c)(d)	0.94%	07/28/2016	50,000	50,000,000
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)(c)	0.60%	05/25/2016	180,000	179,745,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

4                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Asset-Backed Securities — Fully Supported Bank–(continued)
Institutional Secured Funding Ltd (Multi-CEP’s)(b)(c)	0.60%	03/08/2016	$21,000	$20,997,550
Institutional Secured Funding Ltd (Multi-CEP’s)(b)(c)	0.70%	04/21/2016	20,000	19,980,167
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.68%	06/21/2016	44,000	43,906,915
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.62%	04/11/2016	64,000	63,954,809
LMA Americas LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.65%	04/12/2016	105,000	104,920,375
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.50%	04/04/2016	62,500	62,470,486
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.54%	03/14/2016	50,359	50,349,180
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.52%	03/08/2016	49,595	49,589,985
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/13/2016	35,500	35,471,590
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/14/2016	22,000	21,981,985
Manhattan Asset Funding Co. LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.67%	04/18/2016	36,000	35,967,840
Matchpoint Finance PLC (CEP–BNP Paribas S.A)(b)(c)	0.45%	03/01/2016	70,000	70,000,000
Mountcliff Funding LLC (Multi-CEP’s)(b)(c)	0.63%	04/04/2016	59,000	58,964,895
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.37%	03/04/2016	135,000	134,995,838
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/30/2016	76,106	76,079,637
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/21/2016	100,000	99,976,111
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/29/2016	120,000	119,959,866
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)	0.62%	04/26/2016	75,000	74,927,667
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.78%	07/06/2016	25,000	25,000,000
Ridgefield Funding Co. LLC (CEP–BNP Paribas S.A.)(b)(c)(d)	0.78%	07/07/2016	99,750	99,750,000
				2,890,547,857

Asset-Backed Securities — Multi-Purpose–1.97%
CHARTA, LLC(b)	0.83%	07/06/2016	66,000	65,806,748
CRC Funding, LLC(b)	0.45%	03/23/2016	25,000	24,993,125
CRC Funding, LLC(b)	0.45%	03/24/2016	50,000	49,985,625
Nieuw Amsterdam Receivables Corp.(b)(c)	0.60%	04/05/2016	35,000	34,979,583
Nieuw Amsterdam Receivables Corp.(b)(c)	0.52%	04/07/2016	65,000	64,965,261
Nieuw Amsterdam Receivables Corp.(b)(c)	0.60%	04/29/2016	72,000	71,929,200
Nieuw Amsterdam Receivables Corp.(b)(c)	0.47%	03/09/2016	28,750	28,746,997
Versailles Commercial Paper LLC(b)(d)	0.58%	10/14/2016	100,000	100,000,000
				441,406,539

Consumer Finance–0.44%
Toyota Motor Credit Corp.(c)	0.71%	08/10/2016	100,000	99,680,500

Diversified Banks–10.23%
ANZ New Zealand Int’l Ltd.(b)(c)	0.33%	03/18/2016	144,150	144,127,537
BNP Paribas S.A.(c)	0.38%	03/03/2016	250,000	249,994,722
Commonwealth Bank of Australia(b)(c)(d)	0.78%	08/22/2016	73,000	73,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.56%	05/13/2016	20,000	19,999,544
Commonwealth Bank of Australia(b)(c)(d)	0.56%	05/20/2016	50,000	50,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.57%	05/19/2016	46,000	45,999,106
Commonwealth Bank of Australia(b)(c)(d)	0.58%	05/26/2016	40,000	39,995,713
Commonwealth Bank of Australia(b)(c)(d)	0.60%	03/07/2016	40,000	40,000,000
Commonwealth Bank of Australia(b)(c)(d)	0.60%	03/04/2016	28,000	28,000,000
Credit Agricole Corporate & Investment Bank(c)	0.30%	03/01/2016	65,000	65,000,000
ING (US) Funding LLC(c)	0.60%	04/01/2016	32,300	32,283,312
ING (US) Funding LLC(c)	0.61%	04/05/2016	70,000	69,958,486
ING (US) Funding LLC(c)	0.61%	04/12/2016	110,000	109,921,717

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

5                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Diversified Banks–(continued)
ING (US) Funding LLC(c)	0.67%	06/01/2016	$135,000	$134,769,655
ING (US) Funding LLC(c)	0.67%	06/13/2016	90,000	89,825,800
Mizuho Bank Ltd.(b)(c)	0.61%	05/23/2016	150,000	149,789,041
Natixis(c)	0.65%	04/06/2016	300,000	299,805,000
Standard Chartered Bank(b)(c)	0.62%	04/18/2016	100,000	99,917,333
Standard Chartered Bank(b)(c)	0.70%	05/27/2016	145,000	144,754,708
Standard Chartered Bank(b)(c)	0.42%	03/01/2016	109,000	109,000,000
Standard Chartered Bank(b)(c)	0.50%	03/21/2016	140,000	139,961,111
Swedbank AB(c)	0.36%	03/07/2016	70,000	69,995,800
Westpac Banking Corp.(b)(c)(d)	0.74%	08/08/2016	91,000	91,000,000
				2,297,098,585

Integrated Oil & Gas–0.53%
Exxon Mobil Corp.	0.46%	03/15/2016	120,000	119,978,533

Regional Banks–4.75%
ASB Finance Ltd.(b)	0.33%	03/04/2016	100,000	99,997,292
Banque et Caisse d’Epargne de l’Etat(c)	0.51%	04/01/2016	30,000	29,986,825
BNZ International Funding Ltd.(b)(c)	0.46%	04/22/2016	61,300	61,259,270
Danske Corp.(b)(c)	0.55%	05/02/2016	95,000	94,910,014
Danske Corp.(b)(c)	0.62%	05/02/2016	50,000	49,947,042
Danske Corp.(b)(c)	0.62%	05/03/2016	100,000	99,892,375
HSBC Bank PLC(b)(c)	0.82%	08/09/2016	100,000	99,635,514
HSBC Bank PLC(b)(c)(d)	0.83%	09/06/2016	85,000	85,000,000
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.52%	03/14/2016	145,000	144,972,772
Macquarie Bank Ltd.(b)(c)	0.62%	05/10/2016	84,500	84,398,130
Macquarie Bank Ltd.(b)(c)	0.64%	05/03/2016	18,250	18,229,560
Macquarie Bank Ltd.(b)(c)	0.75%	06/29/2016	145,000	144,637,500
Mitsubishi UFJ Trust & Banking Corp.(c)	0.67%	04/19/2016	52,950	52,901,713
				1,065,768,007

Specialized Finance–3.21%
Caisse des Depots et Consignations(b)(c)	0.59%	05/25/2016	178,400	178,151,479
Caisse des Depots et Consignations(b)(c)	0.40%	03/03/2016	100,000	99,997,778
CDP Financial Inc.(b)(c)	0.59%	04/20/2016	85,000	84,930,347
CDP Financial Inc.(b)(c)	0.39%	03/01/2016	40,000	40,000,000
KfW(b)(c)	0.29%	03/01/2016	20,000	20,000,000
Nederlandse Waterschapsbank N.V.(b)(c)	0.58%	04/13/2016	65,000	64,954,969
Nederlandse Waterschapsbank N.V.(b)(c)	0.59%	05/11/2016	72,000	71,916,220
Nederlandse Waterschapsbank N.V.(b)(c)	0.35%	03/14/2016	159,700	159,679,816
				719,630,609

Thrifts & Mortgage Finance–0.45%
Nationwide Building Society(b)(c)	0.62%	05/18/2016	100,000	99,865,667
Total Commercial Paper (Cost $9,063,354,677)				9,063,354,677

Certificates of Deposit–30.66%
Bank of Montreal(c)	0.58%	04/08/2016	48,750	48,753,078
Bank of Montreal(c)(d)	0.79%	11/10/2016	200,000	200,000,000
Bank of Montreal(c)	0.44%	03/22/2016	59,400	59,400,000
Bank of Nova Scotia(c)	0.43%	04/01/2016	111,000	111,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

6                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Bank of Nova Scotia(c)(d)	0.57%	03/09/2016	$56,000	$56,000,000
Bank of Nova Scotia(c)(d)	0.78%	09/09/2016	100,000	100,000,000
Bank of Nova Scotia(c)(d)	0.79%	09/30/2016	120,100	120,100,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.37%	03/03/2016	355,000	355,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(c)	0.37%	03/07/2016	125,000	125,000,000
Canadian Imperial Bank of Commerce(c)	0.85%	08/25/2016	65,000	65,000,000
Canadian Imperial Bank of Commerce(c)	0.28%	03/01/2016	72,000	72,000,000
Canadian Imperial Bank of Commerce(c)	0.36%	03/03/2016	340,000	340,000,000
Citibank, N.A.	0.82%	08/12/2016	100,000	100,000,000
Citibank, N.A.	0.58%	04/21/2016	185,000	185,000,000
Citibank, N.A.	0.65%	05/23/2016	110,000	110,000,000
Citibank, N.A.	0.63%	06/06/2016	95,000	95,000,000
Credit Industriel et Commercial(c)	0.37%	03/02/2016	325,000	325,000,000
Credit Industriel et Commercial(c)	0.38%	03/01/2016	160,000	160,000,000
Dexia Credit Local S.A.(c)(d)	0.58%	03/23/2016	80,000	80,000,440
Dexia Credit Local S.A.(c)(d)	0.78%	08/10/2016	100,000	100,000,000
Dexia Credit Local S.A.(c)(d)	0.58%	03/24/2016	82,000	82,000,750
DNB Bank ASA(c)	0.28%	03/01/2016	148,000	148,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.60%	04/22/2016	110,000	110,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.44%	03/07/2016	60,000	60,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.60%	05/18/2016	100,000	100,000,000
DZ Bank AG Deutsche Zentral Genossenschafts Bank(c)	0.66%	06/06/2016	135,000	135,000,000
KBC Bank N.V.(c)	0.38%	03/01/2016	215,000	215,000,000
KBC Bank N.V.(c)	0.38%	03/03/2016	340,000	340,000,000
Landesbank Hessen-Thueringen Girozentrale(c)	0.51%	03/11/2016	66,000	66,000,000
Mitsubishi UFJ Trust & Banking Corp.(c)	0.63%	04/25/2016	185,000	185,000,000
Mizuho Bank Ltd.(c)	0.50%	03/09/2016	95,000	95,001,679
Mizuho Bank Ltd.(c)	0.61%	04/20/2016	50,000	50,000,000
Mizuho Bank Ltd.(c)	0.66%	04/18/2016	200,000	200,000,000
Nordea Bank Finland PLC(c)	0.28%	03/01/2016	106,000	106,000,000
Royal Bank of Canada(c)(d)	0.77%	10/03/2016	300,000	300,000,000
Skandinaviska Enskilda Banken AB(c)	0.29%	03/01/2016	198,000	198,000,000
Societe Generale S.A.(c)	0.62%	05/05/2016	164,000	164,000,000
Standard Chartered Bank(c)(d)	0.63%	03/08/2016	52,000	52,000,000
Standard Chartered Bank(c)	0.64%	05/02/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.65%	03/14/2016	130,000	130,006,079
Sumitomo Mitsui Trust Bank Ltd.(c)	0.67%	04/04/2016	63,000	63,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.67%	04/19/2016	140,000	140,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.68%	04/11/2016	100,000	100,000,000
Sumitomo Mitsui Trust Bank Ltd.(c)	0.70%	04/28/2016	90,000	90,008,643
Swedbank AB(c)	0.36%	03/03/2016	340,000	340,000,000
Swedbank AB(c)	0.37%	03/01/2016	46,500	46,500,000
Toronto-Dominion Bank (The)(c)	0.46%	04/29/2016	148,000	148,000,000
Toronto-Dominion Bank (The)(c)(d)	0.68%	06/06/2016	50,000	50,000,000
Toronto-Dominion Bank (The)(c)(d)	0.68%	08/17/2016	30,000	30,000,000
UBS AG(c)	0.68%	05/31/2016	145,000	145,000,000
UBS AG(c)	0.85%	08/05/2016	85,000	85,000,000
Total Certificates of Deposit (Cost $6,880,770,669)				6,880,770,669

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Variable Rate Demand Notes–1.02%(e)
Credit Enhanced–0.98%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.43%	06/01/2029	$500	$500,000
Appleton (City of), Wisconsin (Great Northern Corp.); Series 2002 A, VRD IDR (LOC–Wells Fargo Bank, N.A.)(f)	0.18%	09/01/2019	2,785	2,785,000
Atlanta (City of), Georgia Housing Authority (Villages of East Lake Phase II); Series 1999, VRD MFH RB (LOC–Bank of America, N.A.)(b)(f)	0.14%	01/01/2029	1,300	1,300,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.43%	12/01/2028	900	900,000
Burnsville (City of), Minnesota (Bridgeway Apartments LP); Series 2003, Ref. VRD MFH RB (CEP–FNMA)	0.01%	10/15/2033	1,175	1,175,000
Calcasieu (Parish of), Louisiana Public Trust Authority (WPT Corp.); Series 1997, VRD Solid Waste Disposal RB (LOC–Bank of America, N.A.)(f)	0.08%	12/01/2027	2,000	2,000,000
Capital Markets Access Co. LC (SEUP Real Estate LLC); Series 2008, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.41%	07/01/2038	800	800,000
Carson City (City of), Nevada (Carson-Tahoe Hospital); Series 2003 B, Hospital RB (LOC–U.S. Bank, N.A.)(f)	0.01%	09/01/2033	18,910	18,910,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/2040	6,300	6,300,000
Chicago (City of), Illinois (Churchview Supportive Living Facility); Series 2003, VRD MFH RB (LOC–BMO Harris N.A.)(b)(f)	0.10%	03/01/2033	2,600	2,600,000
Cleveland (City of) & Cuyahoga (County of), Ohio Port Authority (Carnegie/96th Research Building LLC); Series 2003, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	01/01/2033	22,390	22,390,000
Columbus (City of), Ohio Regional Airport Authority (OASBO Expanded Asset Pooled Financing Program); Sr. Series 2004 A, VRD Capital Funding RB (LOC–U.S. Bank, N.A.)(f)	0.02%	03/01/2034	5,800	5,800,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/2036	1,915	1,915,000
District of Columbia (The Pew Charitable Trusts); Series 2008 A, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	0/01/2038	12,890	12,890,000
Fayette (County of), Pennsylvania Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC–PNC Bank, N.A.)(f)	0.01%	06/01/2037	2,380	2,380,000
Gainesville (City of) & Hall (County of), Georgia Development Authority (Squirrel Creek Basin); Series 2002, Ref. VRD RB (LOC–Rabobank Nederland)(c)(f)	0.10%	08/01/2027	1,000	1,000,000
Glendale Heights (Village of), Illinois (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	03/01/2030	1,110	1,110,000
Hamilton (County of), Ohio (Elizabeth Gamble Deaconess Home Association); Series 2002 B, VRD Hospital Facilities RB (LOC–PNC Bank, N.A.)(f)	0.01%	06/01/2027	8,500	8,500,000
Heard (County of), Georgia Development Authority (Oglethorpe Power Corp. Wansley); Series 2009 A, VRD PCR (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	01/01/2038	2,300	2,300,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris N.A.)(f)	0.01%	02/01/2042	3,650	3,650,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	06/01/2029	1,320	1,320,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(f)	0.01%	01/01/2037	3,450	3,450,000
Illinois (State of) Housing Development Authority (Brainard Landings II Apartments); Series 2007, VRD MFH RB (LOC–U.S. Bank, N.A.)(f)	0.03%	05/01/2042	2,525	2,525,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD MFH RB (LOC–FHLB of Indianapolis)(f)	0.30%	12/01/2039	735	735,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank N.A.)(f)	0.02%	09/01/2048	9,565	9,565,000
Kansas (State of) Development Finance Authority (Chesapeake Apartments JV GP LLC); Series 2000 M, Ref. VRD MFH RB (CEP–FHLMC)	0.01%	07/01/2030	600	600,000
Luzerne (County of), Pennsylvania Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(f)	0.02%	09/01/2028	4,700	4,700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Credit Enhanced–(continued)
Massachusetts (State of) Development Finance Agency (Milton Academy); Series 2009 B, VRD Taxable RB (LOC–TD Bank, N.A.)(f)	0.38%	03/01/2039	$1,900	$1,900,000
Massachusetts (State of) Health & Educational Facilities Authority (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	07/01/2038	3,100	3,100,000
Milwaukee (City of), Wisconsin Redevelopment Authority (University of Wisconsin-Milwaukee Kenilworth); Series 2005, VRD Lease RB (LOC–U.S. Bank, N.A.)(f)	0.01%	09/01/2040	5,515	5,515,000
Minnetonka (City of), Minnesota (Minnesota Hills Apartments); Series 2001, Ref. VRD MFH RB (CEP–FNMA)	0.02%	11/15/2031	4,000	4,000,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	6,800	6,800,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	1,500	1,500,000
Montgomery (County of), Pennsylvania Industrial Development Authority (Friends’ Central School Corp.); Series 2002, VRD School RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	03/01/2032	1,005	1,005,000
New Jersey (State of) Economic Development Authority (Job Haines Home for Aged People); Series 1998, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	02/01/2028	620	620,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.03%	10/15/2038	4,000	4,000,000
Palm Beach (County of), Florida Housing Finance Authority (Azalea Place Apartments); Series 1999 A, VRD MFH RB (CEP–FHLMC)(b)	0.03%	12/01/2032	4,606	4,606,000
S&L Capital, LLC (J&L Development of Holland, LLC); Series 2005 A, VRD Taxable Notes (LOC–FHLB of Indianapolis)(f)	0.48%	07/01/2040	1,970	1,970,000
Shelby (County of), Tennessee Health, Educational & Housing Facility Board (Providence Place Apartments); Series 2007, Ref. VRD MFH RB (CEP–FNMA)	0.02%	12/15/2042	500	500,000
Sierra Vista (City of), Arizona Industrial Development Authority (Mountain Steppes Apartments); Series 2001A, Ref. VRD MFH RB (CEP–FNMA)	0.01%	06/15/2031	3,345	3,345,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD MFH RB (CEP–FHLMC)	0.03%	06/01/2041	7,090	7,090,000
St. Charles (County of), Missouri Industrial Development Authority (Westchester Village Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	5,600	5,600,000
St. Joseph (City of), Missouri Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(f)	0.01%	11/15/2043	14,950	14,950,000
St. Louis (County of), Missouri Industrial Development Authority (Sugar Pines Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	7,870	7,870,000
Texas (State of) Department of Housing & Community Affairs (Champions Crossing Apartments); Series 2006, Ref. VRD MFH Mortgage RB (CEP–FNMA)(b)	0.03%	09/15/2036	4,475	4,475,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/2038	5,125	5,125,000
Washington (State of) Housing Finance Commission (Inglenook Court); Series 1995, VRD MFH Mortgage RB (CEP–FHLMC)	0.03%	07/01/2025	8,300	8,300,000
Westmoreland (County of), Pennsylvania Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(f)	0.02%	07/01/2027	1,500	1,500,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(f)	0.01%	08/15/2034	5,105	5,105,000
				220,976,000

Other Variable Rate Demand Notes–0.04%
Federal Home Loan Mortgage Corp., Series M028, Class A, VRD MFH Ctfs.	0.03%	09/15/2024	8,480	8,480,000
Total Variable Rate Demand Notes (Cost $229,456,000)				229,456,000

Other Bonds & Notes–3.66%
Bank of Nova Scotia, Sr. Unsec. Notes(c)	2.90%	03/29/2016	40,000	40,073,515
GE Capital International Funding Co., Sr. Unsec. Gtd. Notes(b)	0.96%	04/15/2016	97,236	97,291,775
New York Life Global Funding, Sec. Floating Rate Notes(b)(d)	0.67%	08/05/2016	73,000	73,000,033

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Wells Fargo Bank, N.A.,
Sr. Unsec. Medium-Term Floating Rate Notes(d)	0.68%	10/19/2016	$235,000	$235,000,000
Unsec. Medium-Term Floating Rate Notes(d)	0.74%	10/29/2016	225,000	225,000,000
Westpac Banking Corp., Sr. Unsec. Floating Rate Notes(b)(c)(d)	0.87%	11/07/2016	150,000	150,000,000
Total Other Bonds & Notes (Cost $820,365,323)				820,365,323

U.S. Treasury Securities–0.67%(a)
U.S. Treasury Bills (Cost $149,636,000)	0.49%	09/01/2016	150,000,000	149,636,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–76.39% (Cost $17,143,582,669)				17,143,582,669

			Repurchase Amount
Repurchase Agreements–24.33%(g)
Bank of Nova Scotia (The), agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $204,000,000; 0.90%-5.00%, 04/25/2017-01/01/2046)	0.32%	03/01/2016	200,001,778	200,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $250,002,153 (collateralized by U.S. government sponsored agency obligations valued at $255,000,425; 0%-6.25%, 03/08/2017-01/15/2030)	0.31%	03/01/2016	125,001,077	125,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $400,003,333 (collateralized by U.S. Treasury obligations valued at $408,000,044; 1.63%-2.25%, 06/30/2019-11/15/2025)	0.30%	03/01/2016	158,739,106	158,737,783
Citigroup Global Markets Inc., term agreement dated 12/03/2015, maturing value of $60,596,167 (collateralized by domestic and foreign non-agency asset-backed securities valued at $66,000,000; 0%-1.05%, 04/01/2030-11/19/2051)	0.98%	12/02/2016	60,596,167	60,000,000
Credit Agricole Corp. & Investment Bank, agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 3.50%-4.50%, 05/20/2045-02/01/2046)	0.32%	03/01/2016	200,001,778	200,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,064; 2.63%-3.63%, 08/15/2020-08/15/2043)	0.30%	03/01/2016	93,000,775	93,000,000
Credit Suisse Securities (USA) LLC, open agreement dated 10/07/2015, (collateralized by domestic non-agency mortgage-backed securities valued at $456,502,402; 1.59%-6.00%, 07/27/2037-12/25/2065)(c)(h)	0.98%	—	—	415,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $135,013,913 (collateralized by domestic and foreign non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $141,754,333; 0%-7.14%, 03/22/2017-04/10/2049)(c)(i)	0.53%	03/01/2016	135,013,913	135,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $75,009,188 (collateralized by domestic and foreign corporate obligations valued at $82,501,090; 0%-10.00%, 02/25/2018-10/29/2049)(c)(i)	0.63%	03/01/2016	75,009,188	75,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/24/2016, maturing value of $165,020,213 (collateralized by domestic non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $181,503,082; 0%-3.82%, 03/15/2017-03/31/2045)(c)(i)	0.63%	03/02/2016	165,020,213	165,000,000
ING Financial Markets, LLC, agreement dated 02/29/2016, maturing value $75,001,063 (collateralized by domestic and foreign corporate obligations valued at $82,211,752; 1.95%-10.50%, 03/15/2018-03/15/2038)(c)	0.51%	03/01/2016	75,001,063	75,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., agreement dated 02/29/2016, maturing value of $100,000,889 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 0%-4.00%, 01/01/2034-02/01/2046)	0.32%	03/01/2016	100,000,889	100,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	656,057,629	656,052,162
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/26/2016, maturing value of $348,452,400 (collateralized by domestic agency mortgage-backed securities, a domestic non-agency mortgage-backed security, a domestic non-agency asset-backed security and municipal obligations valued at $361,340,310; 0%-11.08%, 06/15/2016-04/25/2055)(i)	0.78%	04/26/2016	348,452,400	348,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                         Short-Term Investments Trust

Liquid Assets Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/29/2016, maturing value of $350,316,458 (collateralized by U.S. government sponsored agency obligations, a domestic agency mortgage-backed security, domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities and domestic and foreign corporate obligations valued at $370,590,324; 0%-11.08%, 10/06/2016-06/05/2115)	0.93%	04/04/2016	$350,316,458	$350,000,000
Mitsubishi UFJ Securities (USA) Inc., agreement dated 02/29/2016, maturing value of $200,001,778 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 0.75%-8.00%, 09/01/2023-01/20/2066)	0.32%	03/01/2016	200,001,778	200,000,000
RBC Capital Markets Corp., term agreement dated 02/23/2016, maturing value of $150,015,458 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $153,000,000; 0%-15.63%, 02/01/2028-09/20/2063)(c)(i)	0.53%	03/01/2016	150,015,458	150,000,000
RBC Capital Markets Corp., term agreement dated 02/26/2016, maturing value of $180,094,400 (collateralized by U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and domestic and foreign corporate obligations valued at $184,804,920; 0.80%-49.49%, 06/01/2017-09/20/2063)(c)(i)	0.59%	03/29/2016	180,094,400	180,000,000
Societe Generale, agreement dated 02/29/2016, maturing value of $150,001,500 (collateralized by domestic agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $153,000,000; 0.87%-6.50%, 05/01/2018-01/20/2062)	0.36%	03/01/2016	150,001,500	150,000,000
TD Securities (USA) LLC, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,050; 0%-9.00%, 03/03/2016-05/15/2045)	0.30%	03/01/2016	500,004,167	500,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $100,001,056 (collateralized by domestic corporate obligations valued at $105,000,001; 0%-2.00%, 03/01/2016-01/24/2028)	0.38%	03/01/2016	100,001,056	100,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $500,004,583 (collateralized by domestic agency mortgage-backed securities valued at $510,000,000; 2.50%-3.50%, 04/01/2030-09/01/2045)	0.33%	03/01/2016	500,004,583	500,000,000
Wells Fargo Securities, LLC, joint agreement dated 02/29/2016, aggregate maturing value of $550,005,042 (collateralized by U.S. government sponsored agency obligations valued at $561,000,000; 0.64%-4.00%, 07/15/2021-03/25/2055)	0.33%	03/01/2016	349,738,534	349,735,328
Wells Fargo Securities, LLC, term agreement dated 02/26/2016, maturing value of $175,017,354 (collateralized by U.S. government sponsored agency obligations, domestic corporate obligations and sovereign debt valued at $179,495,120; 0%-10.13%, 03/01/2016-01/21/2045)(i)	0.51%	03/04/2016	175,017,354	175,000,000
Total Repurchase Agreements (Cost $5,460,525,273)				5,460,525,273
TOTAL INVESTMENTS(j)(k)–100.72% (Cost $22,604,107,942)				22,604,107,942
OTHER ASSETS LESS LIABILITIES–(0.72)%				(160,487,731)
NET ASSETS–100.00%				$22,443,620,211

Investment Abbreviations:

CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed
IDR	– Industrial Development Revenue Bonds
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PCR	– Pollution Control Revenue Bonds
RB	– Revenue Bonds
Ref.	– Refunding
Sec.	– Secured
Sr.	– Senior
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                         Short-Term Investments Trust

Liquid Assets Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $7,237,690,536, which represented 32.25% of the Fund’s Net Assets.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 11.8%; Canada: 10.3%; Japan: 10.1%; United Kingdom: 8.4%; other countries less than 5% each: 26.9%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(i)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(j)	Also represents cost for federal income tax purposes.
(k)	Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuers obligations. No concentration of any single entity was greater than 5% each.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	38.6%
8-30	8.6
31-60	21.7
61-90	11.5
91-180	12.7
181+	6.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper–49.74%(a)
Asset-Backed Securities — Fully Supported–2.93%
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.47%	04/05/2016	$30,000	$29,986,292
Atlantic Asset Securitization LLC (CEP–Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.48%	04/12/2016	25,000	24,986,000
Kells Funding LLC (CEP–FMS Wertmanagement)(b)(c)	0.42%	03/03/2016	25,000	24,999,416
				79,971,708

Asset-Backed Securities — Fully Supported Bank–22.85%
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)	0.50%	04/07/2016	25,000	24,987,153
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)(d)	0.61%	07/06/2016	77,000	77,000,000
Barton Capital S.A. (CEP–Societe Generale S.A.)(b)(c)(d)	0.61%	07/05/2016	10,000	10,000,000
Cancara Asset Securitisation LLC (CEP–Lloyds Bank PLC)(b)	0.52%	03/07/2016	50,000	49,995,667
Gotham Funding Corp. (CEP–Bank of Tokyo-Mitsubishi UFJ, Ltd. (The))(b)(c)	0.53%	03/15/2016	40,000	39,991,756
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.60%	03/07/2016	12,000	11,998,800
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.60%	03/01/2016	25,000	25,000,000
Institutional Secured Funding LLC (Multi-CEP’s)(b)(c)	0.61%	03/21/2016	32,943	32,931,836
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.48%	04/22/2016	40,000	39,972,267
Liberty Street Funding LLC (CEP–Bank of Nova Scotia)(b)(c)	0.52%	03/11/2016	50,000	49,992,778
Manhattan Asset Funding Co., LLC (CEP–Sumitomo Mitsui Banking Corp.)(b)(c)	0.48%	03/24/2016	37,500	37,488,500
Matchpoint Finance PLC, Series A (CEP–BNP Paribas S.A.)(b)(c)	0.45%	03/01/2016	100,000	100,000,000
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/14/2016	13,000	12,997,981
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/21/2016	80,000	79,980,889
Regency Markets No. 1 LLC (CEP–HSBC Bank PLC)(b)(c)	0.43%	03/29/2016	10,000	9,996,655
Working Capital Management Co. (CEP–Mizuho Bank, Ltd.)(b)(c)	0.51%	04/18/2016	22,520	22,504,686
				624,838,968

Asset-Backed Securities — Multi-Purpose–2.74%
Nieuw Amsterdam Receivables Corp.(b)(c)	0.45%	04/18/2016	25,000	24,985,000
Nieuw Amsterdam Receivables Corp.(b)(c)	0.47%	03/09/2016	50,000	49,994,778
				74,979,778

Diversified Banks–5.49%
DBS Bank Ltd.(b)(c)	0.45%	03/18/2016	115,000	114,975,563
Swedbank AB(b)	0.36%	03/07/2016	35,000	34,997,900
				149,973,463

Integrated Oil & Gas–1.83%
Chevron Corp.(c)	0.43%	04/01/2016	9,500	9,496,482
Exxon Mobil Corp.	0.46%	03/15/2016	17,000	16,996,959
Total Capital Canada Ltd.(b)(c)	0.43%	03/21/2016	23,500	23,494,386
				49,987,827

Life & Health Insurance–3.15%
MetLife Short Term Funding LLC(c)	0.41%	03/02/2016	76,120	76,119,133
MetLife Short Term Funding LLC(c)	0.42%	03/04/2016	10,000	9,999,650
				86,118,783

Regional Banks–8.01%
Banque et Caisse d’Epargne de l’Etat(b)	0.45%	03/18/2016	79,000	78,983,213

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Regional Banks–(continued)
Banque et Caisse d’Epargne de l’Etat(b)	0.45%	03/23/2016	$40,000	$39,989,000
Landesbank Hessen-Thueringen Girozentrale(b)(c)	0.45%	04/18/2016	100,000	99,940,000
				218,912,213

Specialized Finance–2.74%
CDP Financial Inc.(b)(c)	0.50%	03/01/2016	75,000	75,000,000
Total Commercial Paper (Cost $1,359,782,740)				1,359,782,740

Certificates of Deposit–29.65%
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)	0.37%	03/03/2016	20,000	20,000,000
Bank of Tokyo-Mitsubishi UFJ, Ltd. (The)(b)	0.37%	03/07/2016	45,000	45,000,000
Canadian Imperial Bank of Commerce(b)	0.28%	03/01/2016	25,000	25,000,000
Canadian Imperial Bank of Commerce(b)	0.36%	03/03/2016	40,000	40,000,000
Credit Industriel et Commercial(b)	0.37%	03/02/2016	40,000	40,000,000
Credit Industriel et Commercial(b)	0.38%	03/01/2016	20,000	20,000,000
DNB Bank ASA(b)	0.28%	03/01/2016	137,000	137,000,000
KBC Bank N.V.(b)	0.38%	03/01/2016	30,000	30,000,000
KBC Bank N.V.(b)	0.38%	03/03/2016	40,000	40,000,000
Nordea Bank Finland PLC(b)	0.28%	03/01/2016	137,000	137,000,000
Oversea-Chinese Banking Corp. Ltd.(b)	0.48%	04/08/2016	50,000	50,000,000
Oversea-Chinese Banking Corp. Ltd.(b)	0.50%	03/17/2016	49,750	49,750,000
Skandinaviska Enskilda Banken AB(b)	0.29%	03/01/2016	137,000	137,000,000
Swedbank AB(b)	0.36%	03/03/2016	40,000	40,000,000
Total Certificates of Deposit (Cost $810,750,000)				810,750,000

Variable Rate Demand Notes–3.21%(e)
Credit Enhanced–3.21%
A Mining Group, LLC; Series 2006, VRD Incremental Taxable Bonds (LOC–Wells Fargo Bank, N.A.)(f)	0.43%	06/01/2029	2,095	2,095,000
Benjamin Rose Institute (The) (Kethley House); Series 2005, VRD Taxable Notes (LOC–JPMorgan Chase Bank, N.A.)(f)	0.43%	12/01/2028	2,200	2,200,000
Centerville (City of), Ohio (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(f)	0.02%	11/01/2040	5,800	5,800,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(f)	0.02%	05/01/2036	4,335	4,335,000
Grand Valley State University Board of Trustees; Series 2008 B, Ref. VRD General RB (LOC–U.S. Bank, N.A.)(f)	0.01%	06/01/2019	7,155	7,155,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(f)	0.02%	09/01/2048	1,510	1,510,000
Jets Stadium Development, LLC; Series 2007 A-4C, Project RB (LOC–Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.38%	04/01/2047	51,400	51,400,000
Mississippi (State of) Business Finance Corp. (CPX Gulfport ES OPAG, LLC); Series 2007 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(f)	0.01%	04/01/2037	5,500	5,500,000
Montgomery (County of), Pennsylvania Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)	0.01%	08/15/2031	700	700,000
Oregon (State of) Housing & Community Services Department (Redwood Park Apartments LLC); Series 2005 F, VRD Housing Development RB (CEP–FNMA)	0.03%	10/15/2038	1,600	1,600,000
St. Louis (County of), Missouri Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)	0.01%	04/15/2027	2,600	2,600,000
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(f)	0.01%	09/01/2038	2,825	2,825,000
Total Variable Rate Demand Notes (Cost $87,720,000)				87,720,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                         Short-Term Investments Trust

STIC Prime Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–0.95%
Overseas Private Investment Corp. (OPIC)–0.95%(e)
Unsec. Gtd. VRD COP Bonds	0.36%	05/15/2030	$11,960	$11,960,000
Unsec. Gtd. VRD COP Bonds	0.40%	09/20/2022	4,000	4,000,000
Unsec. Gtd. VRD COP Notes	0.40%	09/15/2022	10,000	10,000,000
Total U.S. Government Sponsored Agency Securities (Cost $25,960,000)				25,960,000
TOTAL INVESTMENTS (excluding Repurchase Agreements)–83.55% (Cost $2,284,212,740)				2,284,212,740

			Repurchase Amount
Repurchase Agreements–16.47%(g)
Credit Suisse Securities (USA) LLC, term agreement dated 02/23/2016, maturing value of $15,001,546 (collateralized by a domestic non-agency asset-backed security valued at $15,751,736; 0%, 11/01/2047)(b)(h)	0.53%	03/01/2016	15,001,546	15,000,000
Credit Suisse Securities (USA) LLC, term agreement dated 02/24/2016, maturing value of $115,014,088 (collateralized by domestic non-agency mortgage-backed securities and a domestic non-agency asset-backed security valued at $120,750,185; 0%-3.88%, 10/27/2034-12/25/2056)(b)(h)	0.63%	03/02/2016	115,014,088	115,000,000
ING Financial Markets, LLC, agreement dated 02/29/2016, maturing value $10,000,142 (collateralized by a foreign corporate obligation valued at $10,602,967; 2.20%, 09/23/2019)(b)	0.51%	03/01/2016	10,000,142	10,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	65,370,280	65,369,735
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/26/2016, maturing value of $80,104,000 (collateralized by a domestic non-agency asset-backed security valued at $88,000,001; 0%, 10/03/2039)(h)	0.78%	04/26/2016	80,104,000	80,000,000
Merrill Lynch, Pierce, Fenner & Smith, Inc., term agreement dated 02/29/2016, maturing value of $20,018,083 (collateralized by a domestic non-agency mortgage-backed security and domestic non-agency asset-backed securities valued at $22,000,000; 0%-5.84%, 10/26/2039-06/12/2050)	0.93%	04/04/2016	20,018,083	20,000,000
RBC Capital Markets Corp., term agreement dated 02/26/2016, maturing value of $120,062,933 (collateralized by U.S. government sponsored agency obligations valued at $122,400,000; 0%-10.86%, 05/15/2027-01/20/2046)(b)(h)	0.59%	03/29/2016	120,062,933	120,000,000
Wells Fargo Securities, LLC, term agreement dated 02/26/2016, maturing value of $25,002,479 (collateralized by domestic corporate obligations valued at $26,250,000; 0%, 03/10/2016- 03/11/2016)(h)	0.51%	03/04/2016	25,002,479	25,000,000
Total Repurchase Agreements (Cost $450,369,735)				450,369,735
TOTAL INVESTMENTS(i)(j)–100.02% (Cost $2,734,582,475)				2,734,582,475
OTHER ASSETS LESS LIABILITIES–(0.02)%				(620,917)
NET ASSETS–100.00%				$2,733,961,558

Investment Abbreviations:

CEP	– Credit Enhancement Provider
COP	– Certificates of Participation
FNMA	– Federal National Mortgage Association
Gtd.	– Guaranteed
LOC	– Letter of Credit
MFH	– Multi-Family Housing
RB	– Revenue Bonds
Ref.	– Refunding
Unsec.	– Unsecured
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                         Short-Term Investments Trust

STIC Prime Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 12.8%; Canada: 12.8%; Sweden: 12.8%; Japan: 7.9%; Singapore: 7.9%; Netherlands: 5.7%; United Kingdom: 5.6%; Norway: 5.0%; other countries less than 5% each: 16.2%.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $1,190,220,001, which represented 43.53% of the Fund’s Net Assets.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Also represents cost for federal income tax purposes.
(j)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
DNB Bank ASA	5.0%
Nordea Bank AB	5.0
Skandinaviska Enskilda Banken AB	5.0

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	60.3%
8-30	23.8
31-60	15.9
61-90	0.0
91-180	0.0
181+	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Treasury Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities–41.96%
U.S. Treasury Bills–27.77%(a)
U.S. Treasury Bills	0.34%	05/05/2016	$600,000	$599,640,874
U.S. Treasury Bills	0.33%	05/26/2016	500,000	499,617,778
U.S. Treasury Bills	0.42%	06/02/2016	130,300	130,161,822
U.S. Treasury Bills	0.49%	06/02/2016	149,700	149,513,985
U.S. Treasury Bills	0.38%	06/09/2016	100,000	99,897,222
U.S. Treasury Bills	0.59%	06/16/2016	179,725	179,416,510
U.S. Treasury Bills	0.52%	06/23/2016	100,000	99,836,758
U.S. Treasury Bills	0.54%	06/30/2016	55,450	55,351,222
U.S. Treasury Bills	0.51%	07/07/2016	225,000	224,600,000
U.S. Treasury Bills	0.52%	07/14/2016	115,250	115,030,449
U.S. Treasury Bills	0.42%	08/18/2016	250,000	249,515,972
U.S. Treasury Bills	0.45%	08/18/2016	200,000	199,582,556
U.S. Treasury Bills	0.45%	08/25/2016	250,000	249,452,406
U.S. Treasury Bills	0.46%	08/25/2016	200,000	199,560,450
U.S. Treasury Bills	0.23%	09/15/2016	300,000	299,628,750
U.S. Treasury Bills	0.24%	09/15/2016	200,000	199,738,200
				3,550,544,954

U.S. Treasury Notes–14.19%
U.S. Treasury Floating Rate Notes(b)	0.40%	07/31/2017	350,000	349,999,282
U.S. Treasury Floating Rate Notes(b)	0.49%	10/31/2017	706,250	705,969,689
U.S. Treasury Floating Rate Notes(b)	0.59%	01/31/2018	300,000	300,217,593
U.S. Treasury Notes	1.00%	09/30/2016	150,000	150,408,452
U.S. Treasury Notes	3.13%	10/31/2016	152,492	155,138,037
U.S. Treasury Notes	2.75%	11/30/2016	150,000	152,450,452
				1,814,183,505
Total U.S. Treasury Securities (Cost $5,364,728,459)				5,364,728,459
TOTAL INVESTMENTS (excluding Repurchase Agreements)–41.96% (Cost $5,364,728,459)				5,364,728,459

			Repurchase Amount
Repurchase Agreements–58.02%(c)
BNP Paribas Securities Corp., term agreement dated 02/25/2016, maturing value of $880,059,889 (collateralized by U.S. Treasury obligations valued at $897,549,096; 1.38%-8.13%, 08/15/2019-09/30/2020)(d)	0.35%	03/03/2016	880,059,889	880,000,000
CIBC World Markets Corp., joint agreement dated 02/29/2016, aggregate maturing value of $100,000,833 (collateralized by U.S. Treasury obligations valued at $102,001,586; 1.13%-2.50%, 07/31/2019-02/15/2046)	0.30%	03/01/2016	76,960,419	76,959,778
Citigroup Global Markets Inc., term agreement dated 02/25/2016, maturing value of $500,031,111 (collateralized by U.S. Treasury obligations valued at $510,000,061; 0.38%-2.00%, 03/15/2016-08/31/2021)(d)	0.32%	03/03/2016	500,031,111	500,000,000
ING Financial Markets, LLC, term agreement dated 02/25/2016, maturing value of $790,131,183 (collateralized by U.S. Treasury obligations valued at $806,199,875; 2.25%-3.75%, 11/15/2024-11/15/2043)(d)	0.36%	03/03/2016	790,131,183	790,075,878
ING Financial Markets, LLC, term agreement dated 02/26/2016, maturing value of $220,015,600 (collateralized by a U.S. Treasury obligation valued at $224,490,000; 2.25%, 11/15/2025)(d)	0.36%	03/04/2016	220,015,600	220,000,200
Prudential Financial, Inc., agreement dated 02/29/2016, maturing value of $475,682,757 (collateralized by U.S. Treasury obligations valued at $484,802,967; 0%, 08/15/2027-08/15/2043)	0.36%	03/01/2016	475,682,757	475,678,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17                         Short-Term Investments Trust

Treasury Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., term agreement dated 10/14/2015, maturing value of $250,170,139 (collateralized by U.S. Treasury obligations valued at $255,000,006; 0%-9.00%, 03/17/2016-05/15/2045)(d)	0.14%	04/06/2016	$250,170,139	$250,000,000
RBC Capital Markets Corp., term agreement dated 10/13/2015, maturing value of $250,173,056 (collateralized by U.S. Treasury obligations valued at $255,000,009; 0%-8.75%, 04/14/2016-02/15/2045)(d)	0.14%	04/08/2016	250,173,056	250,000,000
RBC Capital Markets Corp., term agreement dated 10/21/2015, maturing value of $500,400,000 (collateralized by U.S. Treasury obligations valued at $510,000,074; 0%-8.00%, 03/03/2016-08/15/2043)(d)	0.16%	04/18/2016	500,400,000	500,000,000
RBC Capital Markets Corp., term agreement dated 10/22/2015, maturing value of $500,400,000 (collateralized by U.S. Treasury obligations valued at $510,000,078; 0.13%-8.75%, 03/15/2016-02/15/2043)(d)	0.16%	04/19/2016	500,400,000	500,000,000
Societe Generale, agreement dated 02/29/2016, maturing value of $500,004,722 (collateralized by U.S. Treasury obligations valued at $510,000,000; 0%-8.50%, 04/07/2016-02/15/2042)	0.34%	03/01/2016	500,004,722	500,000,000
Societe Generale, term agreement dated 02/03/2016, maturing value of $550,176,458 (collateralized by U.S. Treasury obligations valued at $561,000,092; 0.13%-8.50%, 11/30/2016-02/15/2044)(d)	0.35%	03/07/2016	550,176,458	550,000,000
Societe Generale, term agreement dated 02/08/2016, maturing value of $400,116,000 (collateralized by U.S. Treasury obligations valued at $408,000,015; 0%-4.63%, 04/07/2016-02/15/2044)(d)	0.36%	03/08/2016	400,116,000	400,000,000
Societe Generale, term agreement dated 02/16/2016, maturing value of $250,068,056 (collateralized by U.S. Treasury obligations valued at $255,000,001; 0.13%-7.25%, 02/15/2017-07/15/2024) (d)	0.35%	03/15/2016	250,068,556	250,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $325,002,799 (collateralized by U.S. Treasury obligations valued at $331,500,025; 3.00%, 05/15/2042-11/15/2045)	0.31%	03/01/2016	325,002,799	325,000,000
Wells Fargo Securities, LLC, agreement dated 02/29/2016, maturing value of $425,003,660 (collateralized by a U.S. Treasury obligation valued at $433,500,058; 1.38%, 04/30/2020)	0.31%	03/01/2016	425,003,660	425,000,000
Wells Fargo Securities, LLC, term agreement dated 01/19/2016, maturing value of $125,051,042 (collateralized by U.S. Treasury obligations valued at $127,500,058; 3.00%-8.88%, 05/15/2017-08/15/2044)	0.35%	03/01/2016	125,051,042	125,000,000
Wells Fargo Securities, LLC, term agreement dated 02/04/2016, maturing value of $200,220,000 (collateralized by a U.S. Treasury obligation valued at $204,000,063; 1.38%, 04/30/2020)	0.44%	05/04/2016	200,220,000	200,000,000
Wells Fargo Securities, LLC, term agreement dated 02/08/2016, maturing value of $200,227,500 (collateralized by U.S. Treasury obligations valued at $204,000,063; 0.42%-3.75%, 04/30/2016-11/15/2023)	0.45%	05/09/2016	200,227,500	200,000,000
Total Repurchase Agreements (Cost $7,417,713,856)				7,417,713,856
TOTAL INVESTMENTS(e)–99.98% (Cost $12,782,442,315)				12,782,442,315
OTHER ASSETS LESS LIABILITIES–0.02%				2,745,666
NET ASSETS–100.00%				$12,785,187,981

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(c)	Principal amount equals value at period end. See Note 1I.
(d)	The Fund may demand prepayment of the term repurchase agreement upon one to seven business days notice depending on the timing of the demand.
(e)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	54.9%
8-30	0.0
31-60	0.0
61-90	11.7
91-180	15.3
181+	18.1

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–40.86%
Federal Farm Credit Bank (FFCB)–7.53%
Unsec. Bonds(a)	0.40%	04/21/2016	$33,000	$32,999,788
Unsec. Bonds(a)	0.41%	05/05/2016	145,000	144,998,742
Unsec. Bonds(a)	0.46%	06/20/2017	39,325	39,281,437
Unsec. Bonds(a)	0.58%	07/21/2017	45,000	44,999,903
Unsec. Bonds(a)	0.47%	07/25/2017	35,600	35,624,024
Unsec. Bonds(a)	0.46%	10/02/2017	41,400	41,370,334
Unsec. Bonds(a)	0.48%	11/13/2017	8,000	7,986,928
Unsec. Bonds(a)	0.45%	12/27/2017	30,000	29,928,524
				377,189,680

Federal Home Loan Bank (FHLB)–23.20%
Unsec. Bonds(a)	0.37%	05/18/2016	70,000	70,000,000
Unsec. Disc. Notes(b)	0.44%	03/11/2016	5,000	4,999,389
Unsec. Disc. Notes(b)	0.44%	03/16/2016	5,000	4,999,083
Unsec. Disc. Notes(b)	0.46%	03/16/2016	50,000	49,990,417
Unsec. Disc. Notes(b)	0.44%	03/18/2016	91,320	91,301,026
Unsec. Disc. Notes(b)	0.40%	05/06/2016	75,000	74,944,450
Unsec. Disc. Notes(b)	0.47%	08/12/2016	100,000	99,788,622
Unsec. Disc. Notes(b)	0.47%	08/17/2016	150,000	149,669,042
Unsec. Disc. Notes(b)	0.49%	08/19/2016	120,000	119,720,700
Unsec. Disc. Notes(b)	0.49%	08/24/2016	110,000	109,738,567
Unsec. Disc. Notes(b)	0.50%	08/24/2016	167,500	167,094,650
Unsec. Global Bonds(a)	0.37%	08/18/2016	80,000	79,998,121
Unsec. Global Bonds(a)	0.38%	01/17/2017	80,000	79,901,075
Unsec. Global Bonds(a)	0.52%	01/23/2017	50,000	50,000,000
Unsec. Global Bonds(a)	0.45%	04/21/2017	10,000	9,994,865
				1,162,140,007

Federal Home Loan Mortgage Corp. (FHLMC)–2.43%
Unsec. Disc. Notes(b)	0.46%	08/12/2016	47,500	47,401,543
Unsec. Global Notes(a)	0.43%	01/13/2017	10,000	10,004,009
Unsec. Global Notes(a)	0.44%	04/20/2017	30,000	29,994,783
Unsec. Global Notes(a)	0.47%	04/27/2017	14,000	13,991,079
Unsec. Global Notes(a)	0.56%	07/21/2017	20,000	19,997,142
				121,388,556

Federal National Mortgage Association (FNMA)–3.95%
Unsec. Disc. Notes(b)	0.45%	08/17/2016	45,000	44,904,515
Unsec. Disc. Notes(b)	0.46%	08/17/2016	5,000	4,989,320
Unsec. Global Notes(a)	0.44%	09/08/2017	35,000	34,948,231
Unsec. Global Notes(a)	0.44%	10/05/2017	112,815	112,735,213
				197,577,279

Overseas Private Investment Corp. (OPIC)–3.75%
Unsec. Gtd., VRD COP Bonds(c)	0.42%	07/15/2025	37,000	37,000,000
Unsec. Gtd., VRD COP Bonds(c)	0.40%	07/09/2026	51,000	51,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19                         Short-Term Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Overseas Private Investment Corp. (OPIC)–(continued)
Gtd., VRD COP Bonds(c)	0.42%	11/15/2028	$100,000	$100,000,000
				188,000,000
Total U.S. Government Sponsored Agency Securities (Cost $2,046,295,522)				2,046,295,522

U.S. Treasury Securities–6.94%
U.S. Treasury Bills–3.95%(b)
U.S. Treasury Bills	0.11%	03/03/2016	2,900	2,899,982
U.S. Treasury Bills	0.22%	03/03/2016	10,262	10,261,877
U.S. Treasury Bills	0.42%	08/18/2016	70,000	69,864,472
U.S. Treasury Bills	0.44%	08/18/2016	5,000	4,989,717
U.S. Treasury Bills	0.45%	08/25/2016	60,000	59,868,577
U.S. Treasury Bills	0.49%	09/01/2016	50,000	49,878,667
				197,763,292

U.S. Treasury Notes–2.99%
U.S. Treasury Floating Rate Notes(a)	0.49%	10/31/2017	150,000	149,931,786
Total U.S. Treasury Securities (Cost $347,695,078)				347,695,078
TOTAL INVESTMENTS (excluding Repurchase Agreements)- 47.80% (Cost $2,393,990,600)				2,393,990,600

			Repurchase Amount
Repurchase Agreements–53.21%(d)
Bank of Nova Scotia (The), joint agreement dated 02/29/2016, aggregate maturing value of $500,004,167 (collateralized by U.S. Treasury obligations valued at $510,000,071; 0%-8.88%, 03/15/2016-08/15/2044)	0.30%	03/01/2016	250,002,083	250,000,000
BNP Paribas Securities Corp., term agreement dated 02/25/2016, maturing value of $300,020,417 (collateralized by U.S. Treasury obligations valued at $306,000,000; 1.38%-1.63%, 09/30/2016-09/30/2020)(e)	0.35%	03/03/2016	300,020,417	300,000,000
Citigroup Global Markets Inc., joint agreement dated 02/29/2016, aggregate maturing value of $250,002,153 (collateralized by U.S. government sponsored agency obligations valued at $255,000,425; 0%-6.25%, 03/08/2017-01/15/2030)	0.31%	03/01/2016	25,000,215	25,000,000
Citigroup Global Markets Inc., joint term agreement dated 02/26/2016, aggregate maturing value of $250,015,556 (collateralized by U.S. government sponsored agency obligations valued at $255,000,073; 0%-8.25%, 06/01/2016-09/15/2065)(e)	0.32%	03/04/2016	175,010,889	175,000,000
Credit Agricole Corp. & Investment Bank, joint agreement dated 02/29/2016, aggregate maturing value of $600,005,000 (collateralized by U.S. Treasury obligations valued at $612,000,064; 2.63%-3.63%, 08/15/2020-08/15/2043)	0.30%	03/01/2016	150,001,250	150,000,000
Credit Agricole Corp. & Investment Bank, joint term agreement dated 02/24/2016, aggregate maturing value of $375,024,792 (collateralized by domestic agency mortgage-backed securities and U.S. Treasury obligations valued at $382,500,000; 0.75%-4.75%, 09/15/2017-10/01/2045)(e)	0.34%	03/02/2016	300,019,833	300,000,000
ING Financial Markets, LLC, term agreement dated 02/16/2016, maturing value of $100,060,000 (collateralized by domestic agency mortgage-backed securities valued at $102,002,164; 1.84%-4.00%, 08/01/2026-12/01/2042)	0.45%	04/04/2016	100,060,000	100,000,000
ING Financial Markets, LLC, term agreement dated 02/25/2016, maturing value of $310,101,913 (collateralized by U.S. Treasury obligations valued at $316,408,375; 0.38%-1.38%, 06/30/2018-07/15/2025)(e)	0.36%	03/03/2016	310,101,913	310,080,208
ING Financial Markets, LLC, term agreement dated 02/26/2016, maturing value of $100,025,801 (collateralized by a U.S. Treasury obligation valued at $102,060,000; 2.25%, 11/15/2025)(e)	0.36%	03/04/2016	100,025,801	100,018,800
Merrill Lynch, Pierce, Fenner & Smith, Inc., joint agreement dated 02/29/2016, aggregate maturing value of $950,007,917 (collateralized by U.S. Treasury obligations valued at $969,000,085; 0.43%-4.50%, 09/30/2016-02/15/2036)	0.30%	03/01/2016	12,090,809	12,090,707
Prudential Financial, Inc., agreement dated 02/29/2016, maturing value of $233,016,080 (collateralized by U.S. Treasury obligations valued at $237,502,363; 0%, 11/15/2026-08/15/2039)	0.36%	03/01/2016	233,016,080	233,013,750

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20                         Short-Term Investments Trust

Government & Agency Portfolio
	Interest Rate	Maturity Date	Repurchase Amount	Value
RBC Capital Markets Corp., joint term agreement dated 10/27/2015, aggregate maturing value of $200,158,222 (collateralized by U.S. Treasury obligations valued at $204,000,068; 1.00%-8.75%, 05/15/2017-02/15/2046)(e)	0.16%	04/22/2016	$160,126,578	$160,000,000
Societe Generale, joint term agreement dated 02/04/2016, aggregate maturing value of $250,076,528 (collateralized by U.S. government sponsored agency obligations and domestic agency mortgage-backed securities valued at $255,000,000; 0%-5.50%, 05/12/2017-01/20/2046)(e)	0.38%	03/04/2016	225,068,875	225,000,000
Societe Generale, joint term agreement dated 02/17/2016, aggregate maturing value of $200,061,222 (collateralized by domestic agency mortgage-backed securities valued at $204,000,000; 0%-7.50%, 06/01/2017-04/20/2065)(e)	0.38%	03/17/2016	150,045,917	150,000,000
Societe Generale, joint term agreement dated 02/23/2016, aggregate maturing value of $115,007,603 (collateralized by domestic agency mortgage-backed securities valued at $117,300,001; 0.57%-4.50%, 09/15/2022-12/01/2045)(e)	0.34%	03/01/2016	75,004,958	75,000,000
Wells Fargo Securities, LLC, term agreement dated 02/08/2016, maturing value of $100,113,750 (collateralized by domestic agency mortgage-backed securities and U.S. government sponsored agency obligations valued at $102,000,000; 0%-4.00%, 05/11/2016-12/25/2046)	0.45%	05/09/2016	100,113,750	100,000,000
Total Repurchase Agreements (Cost $2,665,203,465)				2,665,203,465
TOTAL INVESTMENTS(f)–101.01% (Cost $5,059,194,065)				5,059,194,065
OTHER ASSETS LESS LIABILITIES–(1.01)%				(50,486,136)
NET ASSETS–100.00%				$5,008,707,929

Investment Abbreviations:

COP	– Certificates of Participation
Disc.	– Discounted
Gtd.	– Guaranteed
Unsec.	– Unsecured
VRD	– Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(b)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(c)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	52.2%
8-30	3.0
31-60	2.7
61-90	7.8
91-180	19.1
181+	15.2
The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Government TaxAdvantage Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities–68.42%
Federal Farm Credit Bank (FFCB)–33.29%
Disc. Notes(a)	0.23%	03/24/2016	$5,000	$4,999,281
Disc. Notes(a)	0.25%	05/03/2016	4,700	4,697,985
Disc. Notes(a)	0.33%	05/27/2016	8,000	7,993,717
Unsec. Bonds(b)	0.45%	04/06/2016	8,000	8,000,325
Unsec. Bonds(b)	0.50%	04/20/2016	4,820	4,820,606
Unsec. Bonds(b)	0.41%	05/05/2016	5,000	4,999,956
Unsec. Bonds(b)	0.40%	05/06/2016	4,275	4,274,945
Unsec. Bonds(b)	0.46%	10/11/2016	4,085	4,083,173
Unsec. Bonds(b)	0.47%	02/13/2017	2,850	2,850,848
				46,720,836

Federal Home Loan Bank (FHLB)–31.57%
Unsec. Disc. Notes(a)	0.31%	03/01/2016	1,100	1,100,000
Unsec. Disc. Notes(a)	0.30%	03/02/2016	7,000	6,999,942
Unsec. Disc. Notes(a)	0.32%	03/02/2016	1,300	1,299,988
Unsec. Disc. Notes(a)	0.31%	03/03/2016	1,400	1,399,976
Unsec. Disc. Notes(a)	0.31%	03/08/2016	2,548	2,547,846
Unsec. Disc. Notes(a)	0.31%	03/09/2016	2,460	2,459,831
Unsec. Disc. Notes(a)	0.30%	03/11/2016	9,985	9,984,168
Unsec. Disc. Notes(a)	0.32%	03/15/2016	8,504	8,502,942
Unsec. Disc. Notes(a)	0.31%	03/17/2016	10,000	9,998,622
				44,293,315

Tennessee Valley Authority (TVA)–3.56%
Sr. Unsec. Disc. Notes(a)	0.30%	03/08/2016	5,000	4,999,708
Total U.S. Government Sponsored Agency Securities (Cost $96,013,859)				96,013,859

U.S. Treasury Securities–31.57%
U.S. Treasury Bills–31.57%(a)
U.S. Treasury Bills	0.11%	03/03/2016	7,100	7,099,956
U.S. Treasury Bills	0.22%	03/03/2016	2,738	2,737,967
U.S. Treasury Bills	0.20%	04/28/2016	7,500	7,497,632
U.S. Treasury Bills	0.27%	05/05/2016	5,000	4,997,567
U.S. Treasury Bills	0.31%	05/26/2016	2,000	1,998,557
U.S. Treasury Bills	0.40%	06/02/2016	15,000	14,984,694
U.S. Treasury Bills	0.24%	06/23/2016	5,000	4,996,200
Total U.S. Treasury Securities (Cost $44,312,573)				44,312,573
TOTAL INVESTMENTS(c)–99.99% (Cost $140,326,432)				140,326,432
OTHER ASSETS LESS LIABILITIES–0.01%				7,879
NET ASSETS–100.00%				$140,334,311

Investment Abbreviations:

Disc.	– Discounted
Sr.	– Senior
Unsec.	– Unsecured

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22                         Short-Term Investments Trust

Government TaxAdvantage Portfolio

Notes to Schedule of Investments:

(a)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(c)	Also represents cost for federal income tax purposes.

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	14.8%
8-30	31.0
31-60	14.5
61-90	20.6
91-180	14.2
181+	4.9

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23                         Short-Term Investments Trust

Schedule of Investments

February 29, 2016

(Unaudited)

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations–101.46%
Alabama–4.65%
Alabama (State of); Series 2010 C, Ref. Unlimited Tax GO Bonds	5.00%	06/01/2016	$775	$784,269
Mobile (County of) Industrial Development Authority (SSAB Alabama Inc.); Series 2010 A, VRD Recovery Zone Facility RB (LOC–Swedbank AB)(a)(b)(c)	0.02%	07/01/2040	11,100	11,100,000
Tuscaloosa (County of) Industrial Development Authority (Hunt Refining Co.);
Series 2011 G, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/2028	10,000	10,000,000
Series 2011 J, VRD Gulf Opportunity Zone RB (LOC–Bank of Nova Scotia)(a)(b)(c)	0.01%	04/01/2028	10,000	10,000,000
				31,884,269

Arizona–1.02%
Arizona (State of) Health Facilities Authority (Banner Health); Series 2015 C, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.01%	01/01/2046	1,630	1,630,000
Casa Grande (City of) Industrial Development Authority (Quail Gardens Apartments); Series 2001 A, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/2031	2,685	2,685,000
Maricopa (County of) Industrial Development Authority (Gran Victoria Housing LLC); Series 2000 A, VRD MFH RB (CEP–FNMA)(a)	0.02%	04/15/2030	2,700	2,700,000
				7,015,000

California–6.64%
California (State of) (Kindergarten-University Public Education Facilities); Series 2004 B3, VRD Unlimited Tax GO Bonds (LOC–Citibank N.A.)(a)(b)	0.01%	05/01/2034	2,200	2,200,000
California Infrastructure & Economic Development Bank (Pacific Gas & Electric Co.); Series 2009 C, Ref. VRD RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	12/01/2016	17,300	17,300,000
Los Angeles (City of); Series 2015, Unlimited Tax GO TRAN	2.00%	06/30/2016	950	955,411
Riverside (City of); Series 2011 A, Ref. Floating Rate Water RB(d)	0.16%	10/01/2035	5,800	5,800,000
Southern California Metropolitan Water District; Series 2009 A-2, Ref. Floating Rate RB(d)	0.21%	07/01/2030	11,800	11,800,000
Torrance (City of); Series 2015, Unlimited Tax GO TRAN	1.50%	06/30/2016	7,450	7,479,270
				45,534,681

Colorado–3.90%
Boulder (County of) (Imagine!); Series 2006, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	02/01/2031	1,525	1,525,000
Colorado (State of) Educational & Cultural Facilities Authority (Denver Seminary); Series 2004, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	07/01/2034	2,000	2,000,000
Colorado (State of) Health Facilities Authority (Arapahoe House); Series 2004 A, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	04/01/2024	770	770,000
Colorado (State of) Housing & Finance Authority (Woodstream Village); Series 1985, VRD MFH RB (CEP–FNMA)(a)	0.13%	02/01/2031	6,600	6,600,000
Colorado Springs (City of) (Cook Communications Ministries); Series 2002, VRD IDR (LOC–Bank of America, N.A.)(a)(b)	0.14%	03/01/2017	7,100	7,100,000
EagleBend Affordable Housing Corp.; Series 2006 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	07/01/2021	3,485	3,485,000
Pitkin (County of) (Centennial-Aspen II L.P.); Series 1996 A, Ref. VRD MFH RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	12/01/2024	5,235	5,235,000
				26,715,000

Delaware–0.81%
Delaware (State of) Economic Development Authority (Goodwill Industries of Delaware & Delaware County); Series 2006, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	09/01/2036	2,695	2,695,000
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	05/01/2036	2,850	2,850,000
				5,545,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
District of Columbia–0.23%
District of Columbia; Series 1998 A, VRD Pooled Loan Program RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.21%	01/01/2029	$1,557	$1,557,000

Florida–3.59%
Florida (State of) Board of Education;
Series 2008 C, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	3,420	3,461,450
Series 2012 A, Ref. Public Education Capital Outlay Unlimited Tax GO Bonds	5.00%	06/01/2016	1,000	1,012,000
JPMorgan Chase PUTTERs (Palm Beach (County of) Solid Waste Authority); Series 2009-3419, VRD Improvement RB (INS–BHAC)(a)(e)(f)(g)	0.02%	04/01/2017	2,275	2,275,000
Orange (County of) Housing Finance Authority (Post Fountains at Lee Vista); Series 1997 E, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	06/01/2025	500	500,000
Palm Beach (County of) (Henry Morrison Flagler Museum); Series 2003, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/01/2036	2,925	2,925,000
Palm Beach (County of) (The Raymond F. Kravis Center for the Performing Arts, Inc.); Series 2002, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.02%	07/01/2032	14,415	14,415,000
				24,588,450

Georgia–1.73%
Columbia County School District; Series 2011, Unlimited Tax GO Bonds	5.00%	04/01/2016	1,000	1,004,069
DeKalb (County of) Housing Authority (Clairmont Crest); Series 1995, Ref. VRD MFH RB (CEP–FNMA)(a)	0.01%	06/15/2025	6,340	6,340,000
Fulton (County of) Development Authority (Friends of High Meadows, Inc.); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	01/01/2020	900	900,000
Georgia (State of); Series 2012 A, Unlimited Tax GO Bonds	5.00%	07/01/2016	1,375	1,396,447
Private Colleges & Universities Authority (Emory University); Series 2005 B-2, VRD RB(a)	0.01%	09/01/2035	500	500,000
Richmond (County of) Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000, VRD Educational Facilities RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	09/01/2020	1,700	1,700,000
				11,840,516

Illinois–9.21%
Glendale Heights (Village of) (Glendale Lakes); Series 2000, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.01%	03/01/2030	10,845	10,845,000
Illinois (State of) Finance Authority (Chicago Symphony Orchestra); Series 1994, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	12/01/2028	8,500	8,500,000
Illinois (State of) Finance Authority (Elmhurst College); Series 2007, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	02/01/2042	7,150	7,150,000
Illinois (State of) Finance Authority (Foundation for Safety & Health); Series 1992, VRD Safety Education RB (LOC–BMO Harris, N.A.)(a)(b)(e)	0.10%	10/01/2017	400	400,000
Illinois (State of) Finance Authority (Garrett-Evangelical Theological Seminary); Series 2010, VRD RB (LOC–FHLB of Chicago)(a)(b)	0.01%	06/01/2040	3,280	3,280,000
Illinois (State of) Finance Authority (Institute of Gas Technology); Series 1999, VRD IDR (LOC–BMO Harris, N.A.)(a)(b)	0.08%	09/01/2024	600	600,000
Illinois (State of) Finance Authority (James Jordan Boys & Girls Club & Family Life Center); Series 1995, VRD RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.11%	08/01/2030	4,700	4,700,000
Illinois (State of) Finance Authority (National-Louis University); Series 1999 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	06/01/2029	1,170	1,170,000
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(a)	0.01%	12/01/2046	7,700	7,700,000
Illinois (State of) Finance Authority (Radiological Society of North America, Inc.); Series 1997, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)(e)	0.11%	06/01/2017	670	670,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC–Northern Trust Co.)(a)(b)	0.01%	01/01/2037	1,720	1,720,000
Illinois (State of) Finance Authority (The Teachers Academy for Mathematics & Science); Series 2001, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.30%	02/01/2021	800	800,000
Illinois (State of) Finance Authority (Uhlich Children’s Advantage); Series 2006, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	05/01/2036	2,335	2,335,000
Illinois (State of) Finance Authority (Uhlich Children’s Home); Series 2002, VRD IDR (LOC–U.S. Bank, N.A.)(a)(b)	0.08%	10/01/2033	4,000	4,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Illinois–(continued)
Illinois (State of) Finance Authority (YMCA of Metropolitan Chicago); Series 2004, VRD RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	06/01/2034	$4,200	$4,200,000
Monmouth (City of) (Monmouth College); Series 2005, VRD IDR (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/2035	5,120	5,120,000
				63,190,000

Indiana–4.49%
Fort Wayne (City of) (University of Saint Francis); Series 2008, VRD Economic Development RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	08/01/2028	1,300	1,300,000
Huntington (City of) (Huntington University, Inc.); Series 2007, Ref. VRD Economic Development & Improvement RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.12%	08/01/2037	5,500	5,500,000
Indiana (State of) Finance Authority (Duke Energy Indiana, Inc.); Series 2009 A-5, Ref. VRD Environmental RB (LOC–Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.01%	10/01/2040	2,000	2,000,000
Indiana (State of) Finance Authority (Howard Regional Health System); Series 2005 B, VRD Hospital RB (LOC–BMO Harris, N.A.)(a)(b)	0.01%	01/01/2035	3,215	3,215,000
Indiana (State of) Finance Authority (Ispat Inland Inc.); Series 2005, Ref. VRD Environmental Improvement RB (LOC–Rabobank Nederland)(a)(b)(c)	0.01%	06/01/2035	10,000	10,000,000
Indiana (State of) Finance Authority (Sisters of St. Francis Health Services, Inc.); Series 2008 G, Ref. VRD Health System RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	09/01/2048	7,925	7,925,000
University of Southern Indiana; Series 1999 G, VRD Student Fee RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.11%	10/01/2019	880	880,000
				30,820,000

Iowa–0.29%
Iowa (State of) Finance Authority (Cedarwood Hills Apartments); Series 2001 A, VRD MFH RB (CEP–FHLMC)(a)	0.02%	05/01/2031	2,000	2,000,000

Kansas–0.64%
Wichita (City of); Series 2015-272, Unlimited Tax GO Temporary Notes	2.00%	04/15/2016	4,400	4,409,482

Kentucky–0.22%
Louisville (City of) & Jefferson (County of) Metropolitan Sewer District; Series 2009 A, Ref. Sewer & Drainage System RB	5.00%	05/15/2016	1,475	1,489,880

Louisiana–0.30%
Bossier Parishwide School District; Series 2012, Ref. School Improvement Unlimited Tax GO Bonds	4.00%	03/01/2016	950	950,000
Louisiana (State of); Series 2012 A-1, Ref. Gasoline & Fuels Tax RB	5.00%	05/01/2016	1,110	1,118,580
				2,068,580

Maryland–3.33%
Maryland (State of) (State & Local Facilities Loan of 2013); First Series 2013 A, Unlimited Tax GO Bonds	5.00%	03/01/2016	925	925,000
Maryland (State of) Health & Higher Educational Facilities Authority (Gaudenzia Foundation Issue); Series 2007, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/2028	2,760	2,760,000
Maryland (State of) Health & Higher Educational Facilities Authority (Pooled Loan Program); Series 1985 B, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	04/01/2035	7,500	7,500,000
Maryland (State of) Health & Higher Educational Facilities Authority (University of Maryland Medical System); Series 2008 D, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	07/01/2041	8,635	8,635,000
Montgomery (County of); Series 2005 A, Ref. Consolidated Public Improvement Unlimited Tax GO Bonds	5.00%	07/01/2016	3,000	3,047,968
				22,867,968

Massachusetts–0.99%
Massachusetts (State of) Development Finance Agency (Clark University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/2038	6,090	6,090,000
Massachusetts (State of) Development Finance Agency (Harrington Memorial Hospital, Inc.); Series 2008 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	07/01/2038	715	715,000
				6,805,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

26                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Michigan–1.54%
Southfield (City of) Economic Development Corp. (Lawrence Technological University); Series 2001, VRD Limited Obligation RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	10/01/2031	$5,305	$5,305,000
West Shore Medical Center; Series 2001, VRD Health Facilities RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	04/01/2022	5,280	5,280,000
				10,585,000

Minnesota–3.65%
Minnesota (State of); Series 2014 E, Ref. State Trunk Highway Unlimited Tax GO Bonds	3.00%	08/01/2016	7,000	7,081,440
Minnesota (State of) Higher Educational Facilities Authority (Concordia University, St. Paul); Series 2007 Six-Q, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.03%	04/01/2037	9,135	9,135,000
Minnesota (State of) Midwest Consortium of Municipal Utilities (Minnesota Municipal Utilities Association Financing Program); Series 2005 A, VRD RB (LOC–U.S. Bank, N.A.)(a)(b)	0.07%	01/01/2025	290	290,000
Oak Park Heights (City of) (Boutswell Landing); Series 2005, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	11/01/2035	1,355	1,355,000
St. Paul (City of) Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	10/01/2033	7,175	7,175,000
				25,036,440

Missouri–1.84%
Bridgeton (City of) Industrial Development Authority (Stolze Printing); Series 2010, VRD IDR (LOC–FHLB of Chicago)(a)(b)	0.02%	11/01/2037	1,125	1,125,000
Missouri (State of) Health & Educational Facilities Authority (BJC Health Systems); Series 2013 C, VRD RB(a)	0.21%	01/01/2050	6,450	6,450,000
Springfield (City of) Industrial Development Authority (Pebblecreek Apartments); Series 1994, Ref. VRD MFH RB (LOC–FHLB of Des Moines)(a)(b)	0.12%	12/01/2019	1,060	1,060,000
St. Joseph (City of) Industrial Development Authority (Heartland Regional Medical Center); Series 2009 A, VRD Health Facilities RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	11/15/2043	1,600	1,600,000
St. Louis (County of) Industrial Development Authority (Westport Station Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA) (a)	0.01%	04/15/2027	2,370	2,370,000
				12,605,000

Nevada–0.93%
Carson City (City of) (Carson-Tahoe Hospital); Series 2003 B, VRD Hospital RB (LOC–U.S. Bank, N.A.)(a)(b)	0.01%	09/01/2033	5,300	5,300,000
Reno (City of) (Renown Regional Medical Center); Series 2009 A, Ref. VRD Hospital RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.03%	06/01/2039	1,085	1,085,000
				6,385,000

New Hampshire–1.04%
New Hampshire (State of) Health & Education Facilities Authority (Moore Center Services, Inc.); Series 2007, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	09/01/2037	3,625	3,625,000
New Hampshire (State of) Health & Education Facilities Authority (Riverbend Community Mental Health, Inc.); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.02%	07/01/2038	3,500	3,500,000
				7,125,000

New Mexico–1.25%
Albuquerque (City of) & Bernalillo (County of) Water Utility Authority; Series 2009 A-1, Ref. Joint Water & Sewer System Improvement RB	5.00%	07/01/2016	1,250	1,269,554
New Mexico (State of); Series 2010 A, Severance Tax RB	5.00%	07/01/2016	5,075	5,155,782
New Mexico (State of) Finance Authority (Public Project Revolving Fund Program); Series 2016 A, Sr. Lien RB	2.00%	06/01/2016	2,150	2,159,722
				8,585,058

New York–5.68%
New York (State of) Dormitory Authority; Series 2009 B, VRD Samaritan Medical Center RB (LOC–HSBC Bank USA N.A.)(a)(b)(c)	0.01%	11/01/2036	8,130	8,130,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

27                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
New York–(continued)
New York (State of) Housing Finance Agency (Manhattan West Residential Housing);
Series 2014 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/2049	$9,600	$9,600,000
Series 2015 A, VRD RB (LOC–Bank of China Ltd.)(a)(b)(c)	0.07%	11/01/2049	8,200	8,200,000
New York (State of) Housing Finance Agency (Riverside Center 2 Housing); Series 2015 A-1, VRD RB (LOC–Bank of America, N.A.)(a)(b)	0.01%	11/01/2046	9,000	9,000,000
Triborough Bridge & Tunnel Authority; Series 2002 F, Ref. VRD General RB (LOC–Landesbank Hessen-Thüringen Girozentrale)(a)(b)(c)	0.01%	11/01/2032	4,000	4,000,000
				38,930,000

North Carolina–2.97%
Charlotte-Mecklenburg Hospital Authority (The) (Carolinas HealthCare Systems); Series 2007 C, Ref. VRD RB(a)	0.01%	01/15/2037	9,300	9,300,000
Greensboro (City of) (Combined Enterprise System); Series 2012 A, Ref. RB	5.00%	06/01/2016	1,260	1,274,790
Guilford (County of); Series 2012 A, Public Improvement Unlimited Tax GO Bonds	5.00%	03/01/2016	2,350	2,350,000
Mecklenburg (County of); Series 2009 C, Ref. Unlimited Tax GO Bonds	5.00%	03/01/2016	1,020	1,020,000
North Carolina (State of) Capital Facilities Finance Agency (Roman Catholic Diocese of Charlotte); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.05%	06/01/2017	2,335	2,335,000
Raleigh (City of) (Combined Enterprise System); Series 2006 A, RB	5.00%	03/01/2016	1,150	1,150,000
Raleigh (City of); Series 2012 B, Public Improvement Unlimited Tax GO Bonds	5.00%	04/01/2016	2,950	2,962,005
				20,391,795

Ohio–3.54%
Centerville (City of) (Bethany Lutheran Village Continuing Care Facility Expansion); Series 2007 B, VRD Health Care RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	11/01/2040	1,385	1,385,000
Franklin (County of) (Ohio Health Corp.); Series 2011 C, Ref. Hospital Facilities Floating Rate RB(d)	0.05%	11/15/2033	2,900	2,900,000
Franklin (County of) (U.S. Health Corp. of Columbus); Series 1996 A, Ref. VRD Hospital Facilities & Improvement RB (LOC–Northern Trust Co.)(a)(b)	0.01%	12/01/2021	7,125	7,125,000
Montgomery (County of) (The Dayton Art Institute); Series 1996, VRD Economic Development RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	05/01/2026	8,400	8,400,000
Ohio (State of) (Goodwill Industries of the Miami Valley); Series 2003, VRD Economic Development RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	06/01/2023	4,495	4,495,000
				24,305,000

Oklahoma–0.13%
Tulsa County Independent School District No. 9 (Union Board of Education); Series 2014, Combined Purpose Unlimited Tax GO Bonds	1.00%	04/01/2016	900	900,530

Pennsylvania–4.22%
Allegheny (County of) Industrial Development Authority (United Jewish Federation of Greater Pittsburgh); Series 1995 B, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.03%	10/01/2025	1,200	1,200,000
Haverford Township School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	03/01/2030	2,235	2,235,000
Lebanon (County of) Health Facilities Authority (E.C.C. Retirement Village); Series 2000, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	10/15/2025	5,505	5,505,000
Luzerne (County of) Convention Center Authority; Series 1998 A, VRD Hotel Room Rental Tax RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	09/01/2028	2,220	2,220,000
Montgomery (County of) Redevelopment Authority (Forge Gate Apartments); Series 2001 A, VRD MFH RB (CEP–FNMA)(a)	0.01%	08/15/2031	3,990	3,990,000
Pennsylvania (State of) Higher Educational Facilities Authority (Association of Independent Colleges & Universities of Pennsylvania Financing Program-Moore College of Art & Design); Series 2000 F-1, VRD RB (LOC–PNC Bank, N.A.)(a)(b)(e)	0.03%	05/01/2020	1,950	1,950,000
Quakertown (Borough of) General Authority (Pooled Financing Program); Series 1996 A, VRD RB (LOC–PNC Bank, N.A.)(a)(b)	0.03%	07/01/2026	1,715	1,715,000
Ridley School District; Series 2009, VRD Limited Tax GO Bonds (LOC–TD Bank, N.A.)(a)(b)	0.02%	11/01/2029	2,600	2,600,000
Westmoreland (County of) Industrial Development Authority (Excela Health); Series 2005 A, VRD Health System RB (LOC–PNC Bank, N.A.)(a)(b)	0.02%	07/01/2027	7,525	7,525,000
				28,940,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

28                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
South Carolina–2.02%
Brookland-Cayce School District No. 2; Series 2015 C, Unlimited Tax GO Bonds	3.00%	03/01/2016	$8,705	$8,705,000
South Carolina (State of) Educational Facilities Authority for Private Non-Profit Institutions of Higher Learning (Morris College); Series 1997, VRD RB (LOC–Bank of America, N.A.)(a)(b)(e)	0.16%	07/01/2017	590	590,000
South Carolina (State of) Jobs-Economic Development Authority (YMCA of Greenville); Series 2007, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	03/01/2028	2,702	2,702,000
Spartanburg County School District No. 7; Series 2015 A, Unlimited Tax GO Bonds	4.00%	03/01/2016	1,830	1,830,000
				13,827,000

Tennessee–2.56%
Nashville (City of) & Davidson (County of) Metropolitan Government Industrial Development Board (Summit Apartments); Series 2006, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	07/15/2036	7,575	7,575,000
Nashville (City of) & Davidson (County of) Metropolitan Government Health & Educational Facilities Board (Ascension Health Credit Group); Series 2001 B-1, VRD RB(a)	0.19%	11/15/2031	10,000	10,000,000
				17,575,000

Texas–9.22%
Aledo Independent School District; Series 2006 A, VRD School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)(a)	0.02%	08/01/2035	14,615	14,615,000
Austin Community College District ; Series 2015, Limited Tax GO Bonds	3.00%	08/01/2016	1,260	1,273,898
Denton (County of); Series 2013, Limited Tax GO Notes	3.00%	04/15/2016	1,020	1,023,354
Fort Bend Independent School District; Series 2008, Ref. School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	08/15/2016	1,300	1,328,235
Lewisville Independent School District; Series 2014 A, School Building Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	3.00%	08/15/2016	1,095	1,108,749
San Antonio Independent School District; Series 2011, Ref. Unlimited Tax GO Bonds (CEP–Texas Permanent School Fund Guarantee Program)	5.00%	08/15/2016	1,000	1,021,719
San Gabriel (City of) Health Facilities Development Corp. (YMCA of Greater Williamson County); Series 2005, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	04/01/2026	1,100	1,100,000
Tarrant (County of) Cultural Education Facilities Finance Corp. (Baylor Health Care System); Series 2011 C, VRD Hospital RB (LOC–Northern Trust Co.)(a)(b)	0.01%	11/15/2050	3,500	3,500,000
Tarrant (County of) Housing Finance Corp. (Remington Hill Development); Series 1998, VRD MFH RB (CEP–FNMA)(a)	0.02%	02/15/2028	1,750	1,750,000
Tarrant (County of) Housing Finance Corp. (Sierra Springs Apartments); Series 1999, Ref. VRD MFH RB (CEP–FNMA)(a)	0.03%	02/15/2027	5,860	5,860,000
Tarrant (County of) Regional Water District;
Series 2012 A, Ref. RB	5.00%	03/01/2016	3,500	3,500,000
Series 2012, Ref. & Improvement RB	5.00%	03/01/2016	1,130	1,130,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD MFH RB (CEP–FHLMC)(a)	0.01%	05/01/2042	10,865	10,865,000
Travis (County of); Series 2013, Limited Tax GO Ctfs.	3.38%	03/01/2016	1,970	1,970,000
University of Texas System Board of Regents; Series 2008 B, VRD Financing System RB(a)	0.01%	08/01/2025	13,180	13,180,000
				63,225,955

Utah–2.91%
Utah (County of) (IHC Health Services, Inc.); Series 2014 B, VRD Hospital RB(a)	0.21%	05/15/2049	6,525	6,525,000
Utah (State of) Associated Municipal Power Systems (Horse Butte Wind); Series 2012 B, VRD RB (LOC–Bank of Montreal)(a)(b)(c)	0.01%	09/01/2032	11,000	11,000,000
Utah (State of) Housing Corp. (Timbergate Apartments); Series 2009 A, VRD MFH RB (CEP–FHLMC)(a)	0.06%	04/01/2042	2,450	2,450,000
				19,975,000

Vermont–0.84%
Vermont (State of) Educational & Health Buildings Financing Agency (North Country Hospital); Series 2007 A, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	10/01/2034	700	700,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

29                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio
	Interest Rate	Maturity Date	Principal Amount (000)	Value
Vermont–(continued)
Vermont (State of) Educational & Health Buildings Financing Agency (Norwich University); Series 2008, VRD RB (LOC–TD Bank, N.A.)(a)(b)	0.01%	09/01/2038	$5,055	$5,055,000
				5,755,000

Virginia–4.90%
Alexandria (City of); Series 2011, Capital Improvement Unlimited Tax GO Bonds	5.00%	07/15/2016	2,115	2,152,876
Capital Beltway Funding Corp. of Virginia (I-495 Hot Lanes); Series 2010 C, Ref. VRD Sr. Lien Multi-Modal Toll RB (LOC–National Australia Bank Ltd.)(a)(b)(c)	0.01%	12/31/2047	27,600	27,600,000
Fairfax (County of) Water Authority; Series 2013 A, Ref. RB	3.00%	04/01/2016	915	917,212
Louisa (County of) Industrial Development Authority (University of Virginia Health Services Foundation); Series 2000, VRD RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	10/01/2030	2,700	2,700,000
Suffolk (City of) Redevelopment & Housing Authority (Oak Springs Apartments, LLC); Series 1999, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.03%	12/01/2019	200	200,000
				33,570,088

Washington–3.61%
Seattle (City of); Series 2014, Ref. Drainage & Wastewater Improvement RB	4.00%	05/01/2016	1,100	1,106,935
Seattle (City of) Housing Authority (Bayview Manor); Series 1994 B, VRD Low-Income Housing Assistance RB (LOC–U.S. Bank, N.A.)(a)(b)	0.02%	05/01/2019	1,170	1,170,000
Washington (State of) Housing Finance Commission (Lake City Senior Apartments); Series 2009, Ref. VRD MFH RB (CEP–FHLMC)(a)	0.02%	07/01/2044	8,000	8,000,000
Washington (State of) Housing Finance Commission (Panorama City); Series 2008, VRD Non-Profit RB (LOC–Wells Fargo Bank, N.A.)(a)(b)	0.02%	04/01/2043	12,000	12,000,000
Washington (State of) Housing Finance Commission (Valley View Apartments); Series 2002, Ref. VRD MFH RB (CEP–FNMA)(a)	0.02%	09/15/2020	2,475	2,475,000
				24,751,935

West Virginia–0.88%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hospital, Inc.); Series 2008, Ref. VRD Improvement RB (LOC–Branch Banking & Trust Co.)(a)(b)	0.02%	01/01/2034	6,000	6,000,000

Wisconsin–5.69%
Lima (Town of) (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD Development RB (LOC–FHLB of Chicago)(a)(b)	0.01%	10/01/2042	2,380	2,380,000
Milwaukee (City of); Series 2015 M7, School RAN	2.00%	06/30/2016	11,500	11,568,747
Oneida Tribe of Indians of Wisconsin; Series 2001, VRD Health Facilities RB (LOC–Bank of America, N.A.)(a)(b)	0.08%	07/01/2016	1,955	1,955,000
Wisconsin (State of) Health & Educational Facilities Authority (Aspirus Wausau Hospital, Inc.); Series 2004, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.01%	08/15/2034	7,095	7,095,000
Wisconsin (State of) Health & Educational Facilities Authority (University of Wisconsin Medical Foundation, Inc.); Series 2000, VRD RB (LOC–JPMorgan Chase Bank, N.A.)(a)(b)	0.03%	05/01/2030	15,410	15,410,000
Wisconsin (State of); Series 2012 2, Ref. Clean Water RB	5.00%	06/01/2016	600	607,256
				39,016,003
TOTAL INVESTMENTS(h)(i)–101.46% (Cost $695,815,630)				695,815,630
OTHER ASSETS LESS LIABILITIES–(1.46)%				(10,011,598)
NET ASSETS–100.00%				$685,804,032

Investment Abbreviations:

BHAC	– Berkshire Hathaway Assurance Corp.
CEP	– Credit Enhancement Provider
Ctfs.	– Certificates
FHLB	– Federal Home Loan Bank
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association

GO	– General Obligation
IDR	– Industrial Development Revenue Bonds
INS	– Insurer
LOC	– Letter of Credit
MFH	– Multi-Family Housing
PUTTERs	– Putable Tax-Exempt Receipts

RAN	– Revenue Anticipation Notes
RB	– Revenue Bonds
Ref.	– Refunding
Sr.	– Senior
TRAN	– Tax and Revenue Anticipation Notes
VRD	– Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

30                         Short-Term Investments Trust

Tax-Free Cash Reserve Portfolio

Notes to Schedule of Investments:

(a)	Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(b)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(c)	The security is credit guaranteed, enhanced or has credit risk by a foreign entity. No concentration of any single foreign country was greater than 5%.
(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on February 29, 2016.
(e)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at February 29, 2016 was $13,342,000, which represented 1.95% of the Fund’s Net Assets.
(f)	Principal and/or interest payments are secured by the bond insurance company listed.
(g)	Synthetic municipal instruments; involves the deposit into a trust of one or more long-term tax-exempt bonds or notes (“Underlying Bonds.”), a sale of certificates evidencing interests in the trust to investors such as the Fund. The trustee receives the long-term fixed interest payments on the Underlying Bonds, and pays certificate holders variable rate interest payments based upon a short-term reset periodically.
(h)	Also represents cost for federal income tax purposes.
(i)	This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
PNC Bank, N.A.	6.4%
Federal Home Loan Mortgage Corp.	6.2
Federal National Mortgage Association	6.2
Wells Fargo Bank, N.A.	5.9
U.S. Bank, N.A.	5.9
TD Bank, N.A.	5.8
Northern Trust Co.	5.5

Portfolio Composition by Maturity

In days, as of 02/29/2016

1-7	83.9%
8-30	0.0
31-60	1.6
61-90	0.5
91-180	8.2
181+	5.8

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

31                         Short-Term Investments Trust

Statement of Assets and Liabilities

February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Assets:
Investments, at value and cost	$17,143,582,669	$2,284,212,740	$5,364,728,459	$2,393,990,600	$140,326,432	$695,815,630
Repurchase agreements, at value and cost	5,460,525,273	450,369,735	7,417,713,856	2,665,203,465	—	—
Total investments, at value and cost	22,604,107,942	2,734,582,475	12,782,442,315	5,059,194,065	140,326,432	695,815,630
Cash	—	—	—	23,844,931	67,220	—
Receivable for:
Investments sold	2,401,485	5,000	27,854,897	—	—	665,002
Interest	5,382,282	171,078	5,105,215	570,392	7,233	1,058,923
Fund expenses absorbed	190,236	130,334	353,087	—	61,215	159,924
Investment for trustee deferred compensation and retirement plans	3,090,011	878,999	1,828,060	829,073	111,179	312,793
Other assets	116,445	191,396	140,305	63,693	31,836	47,960
Total assets	22,615,288,401	2,735,959,282	12,817,723,879	5,084,502,154	140,605,115	698,060,232

Liabilities:
Payable for:
Investments purchased	149,636,000	—	—	73,723,601	—	11,800,009
Amount due custodian	10,641,150	10,431	27,464,210	—	—	15,936
Dividends	7,042,735	703,092	1,832,254	891,457	23,824	5,279
Accrued fees to affiliates	461,383	199,974	907,894	145,660	93,525	43,000
Accrued trustees’ and officer’s fees and benefits	32,185	6,556	26,492	11,596	3,599	3,324
Accrued operating expenses	111,886	36,339	75,287	11,169	21,059	20,337
Trustee deferred compensation and retirement plans	3,742,851	1,041,332	2,229,761	1,010,742	128,797	368,315
Total liabilities	171,668,190	1,997,724	32,535,898	75,794,225	270,804	12,256,200
Net assets applicable to shares outstanding	$22,443,620,211	$2,733,961,558	$12,785,187,981	$5,008,707,929	$140,334,311	$685,804,032

Net assets consist of:
Shares of beneficial interest	$22,441,059,834	$2,733,087,812	$12,784,855,040	$5,008,598,424	$140,351,885	$685,953,788
Undistributed net investment income	2,468,855	872,258	(21,274)	(26,177)	(9,046)	(104,955)
Undistributed net realized gain (loss)	91,522	1,488	354,215	135,682	(8,528)	(44,801)
	$22,443,620,211	$2,733,961,558	$12,785,187,981	$5,008,707,929	$140,334,311	$685,804,032

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

32                         Short-Term Investments Trust

Statement of Assets and Liabilities—(continued)

February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Net Assets:
Institutional Class	$19,350,616,042	$1,917,283,674	$6,273,721,419	$3,295,982,076	$17,000,000	$576,781,735
Private Investment Class	$209,874,644	$137,321,595	$464,674,210	$503,979,238	$4,402,797	$29,889,915
Personal Investment Class	$58,065,383	$99,353,189	$147,223,145	$8,943,577	$1,879,098	$2,731,245
Cash Management Class	$236,125,452	$396,501,369	$4,362,496,379	$138,578,152	$45,617,025	$42,442,594
Reserve Class	$130,755,458	$26,622,307	$30,685,986	$286,180,378	$68,883,100	$30,177,389
Resource Class	$10,543,447	$19,391,271	$331,809,997	$60,155,218	$2,372,701	$2,573,547
Corporate Class	$2,447,639,785	$137,488,153	$1,174,576,845	$714,889,290	$179,590	$1,207,607

Shares outstanding, $0.01 par value per share, unlimited number of shares authorized:
Institutional Class	19,348,405,760	1,917,274,456	6,273,196,808	3,295,833,750	16,995,722	576,749,244
Private Investment Class	209,850,210	137,320,975	464,636,651	503,957,597	4,401,677	29,888,222
Personal Investment Class	58,058,765	99,352,712	147,212,225	8,943,175	1,878,605	2,731,090
Cash Management Class	236,097,591	396,499,479	4,362,121,141	138,567,299	45,605,336	42,440,171
Reserve Class	130,740,969	26,622,133	30,683,432	286,168,646	68,865,475	30,175,675
Resource Class	10,542,271	19,391,182	331,782,803	60,152,501	2,372,098	2,573,402
Corporate Class	2,447,363,765	137,487,515	1,174,472,810	714,862,165	179,545	1,207,539
Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$1.00	$1.00	$1.00	$1.00

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

33                         Short-Term Investments Trust

Statement of Operations

For the six months ended February 29, 2016

(Unaudited)

	Liquid Assets Portfolio	STIC Prime Portfolio	Treasury Portfolio	Government & Agency Portfolio	Government TaxAdvantage Portfolio	Tax-Free Cash Reserve Portfolio
Investment income:
Interest	$39,276,066	$4,406,046	$14,445,597	$6,349,758	$226,027	$209,757

Expenses:
Advisory fees	15,055,521	2,112,022	10,414,744	2,793,476	212,182	770,759
Administrative services fees	539,799	272,550	446,983	322,493	24,863	89,259
Custodian fees	90,387	19,308	61,293	66,159	8,066	8,856
Distribution fees:
Private Investment Class	516,818	392,494	1,097,942	1,228,129	12,881	75,725
Personal Investment Class	316,705	396,028	573,977	61,800	14,162	9,266
Cash Management Class	196,916	220,789	2,548,900	123,111	26,533	23,462
Reserve Class	786,255	212,190	172,936	1,424,173	202,217	114,830
Resource Class	17,620	20,456	332,053	83,474	2,360	3,686
Corporate Class	285,966	14,022	209,063	96,980	400	2,502
Transfer agent fees	903,446	126,721	624,885	257,048	9,157	29,090
Trustees’ and officers’ fees and benefits	345,156	77,804	241,846	106,704	15,253	29,684
Registration and filing fees	61,425	46,305	63,360	81,282	37,833	38,847
Other	437,772	115,293	279,353	340,129	47,262	50,329
Total expenses	19,553,786	4,025,982	17,067,335	6,984,958	613,169	1,246,295
Less: Fees waived	(4,368,663)	(1,944,878)	(7,116,608)	(3,104,997)	(462,359)	(1,068,465)
Net expenses	15,185,123	2,081,104	9,950,727	3,879,961	150,810	177,830
Net investment income	24,090,943	2,324,942	4,494,870	2,469,797	75,217	31,927

Realized and unrealized gain from:
Net realized gain from Investment securities	15,642	544	416,712	19,165	9,917	—
Net increase in net assets resulting from operations	$24,106,585	$2,325,486	$4,911,582	$2,488,962	$85,134	$31,927

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

34                         Short-Term Investments Trust

Statement of Changes in Net Assets

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Liquid Assets Portfolio		STIC Prime Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$24,090,943	$14,869,394	$2,324,942	$2,593,491
Net realized gain	15,642	164,146	544	944
Net increase in net assets resulting from operations	24,106,585	15,033,540	2,325,486	2,594,435

Distributions to shareholders from net investment income:
Institutional Class	(21,603,070)	(14,147,500)	(1,761,348)	(1,854,672)
Private Investment Class	(34,987)	(30,767)	(80,356)	(132,350)
Personal Investment Class	(9,541)	(13,561)	(54,963)	(110,282)
Cash Management Class	(306,028)	(77,398)	(302,379)	(376,417)
Reserve Class	(18,224)	(14,433)	(21,613)	(18,513)
Resource Class	(4,310)	(12,035)	(11,761)	(20,138)
Corporate Class	(2,114,783)	(573,700)	(92,498)	(81,119)
Total distributions from net investment income	(24,090,943)	(14,869,394)	(2,324,918)	(2,593,491)

Share transactions–net:
Institutional Class	3,376,529,292	(2,640,861,091)	152,620,931	(148,752,146)
Private Investment Class	(73,584,196)	(61,736,842)	(24,894,329)	10,083,327
Personal Investment Class	(57,334,039)	(65,018,703)	(18,219,967)	(40,437,932)
Cash Management Class	(221,844,735)	(226,421,761)	(87,093,375)	29,823,610
Reserve Class	(25,452,945)	(23,801,101)	(23,778,069)	34,768,990
Resource Class	(62,133,047)	(62,863,904)	(319,045)	(12,328,636)
Corporate Class	1,393,208,709	383,540,344	60,444,479	17,489,399
Net increase (decrease) in net assets resulting from share transactions	4,329,389,039	(2,697,163,058)	58,760,625	(109,353,388)
Net increase (decrease) in net assets	4,329,404,681	(2,696,998,912)	58,761,193	(109,352,444)

Net assets:
Beginning of period	18,114,215,530	20,811,214,442	2,675,200,365	2,784,552,809
End of period*	$22,443,620,211	$18,114,215,530	$2,733,961,558	$2,675,200,365
* Includes accumulated undistributed net investment income	$2,468,855	$2,468,855	$872,258	$872,234

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

35                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Treasury Portfolio		Government & Agency Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$4,494,870	$3,320,415	$2,469,797	$1,741,840
Net realized gain (loss)	416,712	(62,497)	19,165	116,517
Net increase in net assets resulting from operations	4,911,582	3,257,918	2,488,962	1,858,357

Distributions to shareholders from net investment income:
Institutional Class	(2,661,142)	(1,478,709)	(1,883,035)	(1,159,579)
Private Investment Class	(80,956)	(102,223)	(138,874)	(126,468)
Personal Investment Class	(26,968)	(29,788)	(4,096)	(12,667)
Cash Management Class	(1,193,495)	(1,317,452)	(80,858)	(167,941)
Reserve Class	(6,664)	(11,073)	(79,656)	(108,700)
Resource Class	(60,366)	(68,891)	(21,523)	(38,869)
Corporate Class	(465,279)	(312,279)	(261,755)	(127,616)
Total distributions from net investment income	(4,494,870)	(3,320,415)	(2,469,797)	(1,741,840)

Share transactions–net:
Institutional Class	(1,576,572,464)	369,868,233	(923,881,457)	891,380,297
Private Investment Class	3,525,513	(63,444,289)	81,408,389	75,509,267
Personal Investment Class	(14,835,299)	(350,960)	(28,223,425)	(3,981,249)
Cash Management Class	(941,979,421)	(2,293,402,486)	(84,274,931)	(247,006,196)
Reserve Class	(4,919,263)	(151,761,502)	(21,349,198)	(3,594,120)
Resource Class	7,316,221	(49,445,822)	(37,751,805)	(6,672,798)
Corporate Class	(596,102,256)	346,906,945	83,692,317	(28,642,460)
Net increase (decrease) in net assets resulting from share transactions	(3,123,566,969)	(1,841,629,881)	(930,380,110)	676,992,741
Net increase (decrease) in net assets	(3,123,150,257)	(1,841,692,378)	(930,360,945)	677,109,258

Net assets:
Beginning of period	15,908,338,238	17,750,030,616	5,939,068,874	5,261,959,616
End of period*	$12,785,187,981	$15,908,338,238	$5,008,707,929	$5,939,068,874
* Includes accumulated undistributed net investment income	$(21,274)	$(21,274)	$(26,177)	$(26,177)

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

36                         Short-Term Investments Trust

Statement of Changes in Net Assets—(continued)

For the six months ended February 29, 2016 and the year ended August 31, 2015

(Unaudited)

	Government TaxAdvantage Portfolio		Tax-Free Cash Reserve Portfolio
	February 29, 2016	August 31, 2015	February 29, 2016	August 31, 2015
Operations:
Net investment income	$75,217	$152,172	$31,927	$320,850
Net realized gain	9,917	5,675	—	17,500
Net increase in net assets resulting from operations	85,134	157,847	31,927	338,350

Distributions to shareholders from net investment income:
Institutional Class	(42,884)	(109,398)	(25,982)	(243,361)
Private Investment Class	(1,366)	(5,768)	(1,487)	(14,944)
Personal Investment Class	(1,007)	(2,191)	(122)	(1,433)
Cash Management Class	(15,296)	(25,467)	(2,317)	(29,656)
Reserve Class	(13,250)	(1,334)	(1,135)	(13,465)
Resource Class	(646)	(3,530)	(181)	(2,416)
Corporate Class	(768)	(4,484)	(703)	(15,575)
Total distributions from net investment income	(75,217)	(152,172)	(31,927)	(320,850)

Share transactions–net:
Institutional Class	(88,546,410)	(22,147,472)	120,751,861	(68,021,232)
Private Investment Class	(1,581,623)	(9,595,904)	(579,080)	(3,807,802)
Personal Investment Class	(76,406)	(1,843,611)	(892,435)	(98,681)
Cash Management Class	585,020	(3,080,076)	(8,574,246)	(9,705,701)
Reserve Class	62,990,375	5,171,160	8,402,532	(5,865,164)
Resource Class	504	(1,336,302)	(1,952,773)	(989,440)
Corporate Class	(27,830,485)	(22,499,992)	(25,269,735)	(5,044,078)
Net increase (decrease) in net assets resulting from share transactions	(54,459,025)	(55,332,197)	91,886,124	(93,532,098)
Net increase (decrease) in net assets	(54,449,108)	(55,326,522)	91,886,124	(93,514,598)

Net assets:
Beginning of period	194,783,419	250,109,941	593,917,908	687,432,506
End of period*	$140,334,311	$194,783,419	$685,804,032	$593,917,908
* Includes accumulated undistributed net investment income	$(9,046)	$(9,046)	$(104,955)	$(104,955)

Notes to Financial Statements

February 29, 2016

(Unaudited)

NOTE 1—Significant Accounting Policies

Short-Term Investments Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust which currently offers six separate portfolios, (each constituting a “Fund”). The Funds covered in this report are Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each Fund are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such Fund or class.

The investment objectives of the Funds are: to provide current income consistent with preservation of capital and liquidity for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio and Government TaxAdvantage Portfolio; and to provide tax-exempt income consistent with the preservation of capital and liquidity for Tax-Free Cash Reserve Portfolio.

Each Fund currently offers seven different classes of shares: Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.	Security Valuations — Each Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

37                         Short-Term Investments Trust

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain of each Fund’s investments.

B.	Securities Transactions and Investment Income — Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any), adjusted for amortization of premiums and accretion of discounts on investments, is recorded on the accrual basis from settlement date. Paydown gains and losses on mortgage and asset-backed securities are recorded as adjustments to interest income.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.	Country Determination — For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.
D.	Distributions — It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.
E.	Federal Income Taxes — The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Tax-Free Cash Reserve Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt-interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.	Expenses — Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses of each respective Fund are allocated among the classes of such Fund based on relative net assets.
G.	Accounting Estimates — The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.
H.	Indemnifications — Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. The risk of material loss as a result of such indemnification claims is considered remote.
I.

Repurchase Agreements — The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-

38                         Short-Term Investments Trust

registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.
J.	Other Risks — Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

NOTE 2—Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund pays an advisory fee to the Adviser at an annual rate based on each Funds’ average daily net assets as follows, respectively:

	First $250 million	Next $250 million	Over $500 million
Liquid Assets Portfolio	0.15%	0.15%	0.15%
STIC Prime Portfolio	0.15%	0.15%	0.15%
Treasury Portfolio	0.15%	0.15%	0.15%
Government & Agency Portfolio	0.10%	0.10%	0.10%
Government TaxAdvantage Portfolio	0.20%	0.15%	0.10%
Tax-Free Cash Reserve Portfolio	0.25%	0.25%	0.20%

For the six months ended February 29, 2016, the management fee incurred for each Fund was equivalent to the annual effective rate of each Fund’s average daily net assets, as shown below:

Liquid Assets Portfolio	0.15%
STIC Prime Portfolio	0.15%
Treasury Portfolio	0.15%
Government & Agency Portfolio	0.10%
Government TaxAdvantage Portfolio	0.20%
Tax-Free Cash Reserve Portfolio	0.24%

Under the terms of a master sub-advisory agreement between the Adviser and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, may pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.34%	0.17%
STIC Prime Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Treasury Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government & Agency Portfolio	0.14%	0.44%	0.69%	0.22%	1.01%	0.30%	0.17%
Government TaxAdvantage Portfolio	0.14%	0.39%	0.69%	0.22%	1.01%	0.30%	0.17%
Tax-Free Cash Reserve Portfolio	0.25%	0.50%	0.80%	0.33%	1.12%	0.41%	0.28%

39                         Short-Term Investments Trust

The expense limits shown are the expense limits after Rule 12b-1 fee waivers by Invesco Distributors, Inc. (“IDI”). The expense limits for Tax-Free Cash Reserve Portfolio also exclude Trustees’ fees and federal registration expenses.

In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the total annual operating expenses after fee waiver and/or expense reimbursement to exceed the number reflected above: (1) interest; (2) taxes; (3) extraordinary or non-routine items, including litigation expenses, and (4) expenses that the Funds have incurred but did not actually pay because of an expense offset arrangement. Unless Invesco continues the fee waiver arrangement, it will terminate on December 31, 2016. During its term, the fee waiver agreement cannot be terminated or amended to increase the expense limits without approval of the Board of Trustees. To the extent that the annualized expense ratio does not exceed the expense limits, the Adviser will retain its ability to be reimbursed for such fee waivers or reimbursements prior to the end of each fiscal year.

Further, Invesco and/or IDI voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors.

For the six months ended February 29, 2016, the Adviser waived advisory fees and/or reimbursed Fund expenses, as shown below:

	Expense Limitation	Yield Waivers
Liquid Assets Portfolio	$3,171,391	$—
STIC Prime Portfolio	739,928	136,428
Treasury Portfolio	2,288,175	1,051,494
Government & Agency Portfolio	—	366,030
Government TaxAdvantage Portfolio	198,607	29,497
Tax-Free Cash Reserve Portfolio	184,678	654,316

Voluntary fee waivers for the six months ended February 29, 2016 are shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$94,501	$143,768	N/A	$522,027	$4,198	N/A
STIC Prime Portfolio	182,115	253,640	$107,517	170,802	10,277	$5,732
Treasury Portfolio	553,250	386,917	1,208,001	141,548	183,854	112,460
Government & Agency Portfolio	617,726	42,788	60,777	1,173,959	50,215	59,311
Government TaxAdvantage Portfolio	5,696	9,611	13,714	161,077	1,484	389
Tax-Free Cash Reserve Portfolio	37,862	6,795	18,770	99,902	2,949	2,502

The Trust has entered into a master administrative services agreement with Invesco pursuant to which each Fund has agreed to pay Invesco for certain administrative costs incurred in providing accounting services to such Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Administrative services fees.

The Trust has entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) pursuant to which each Fund has agreed to pay IIS a fee for providing transfer agency and shareholder services to such Fund. For the six months ended February 29, 2016, expenses incurred under the agreement are shown in the Statements of Operations as Transfer agent fees.

Under the terms of a master distribution agreement between IDI and the Trust, IDI acts as the exclusive distributor of each Fund’s shares. The Trust has adopted a master distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class (the “Plan”). The Plan provides that each Fund shall pay distribution fees up to the maximum annual rate shown below of average daily net assets of such Class of each Fund, respectively.

Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
0.50%	0.75%	0.10%	1.00%	0.20%	0.03%

Of the Plan payments, up to 0.25% of the average daily net assets of each class of each Fund may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under such Plan would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”), impose a cap on the total amount of sales charges, including asset-based sales charges, that may be paid by any class of shares of each Fund.

IDI has contractually agreed, through at least December 31, 2016, to waive a portion of its compensation payable by the Funds such that compensation paid pursuant to the Plan with respect to each share class equals the maximum annual rate of average daily assets shown below:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.30%	0.55%	0.08%	0.87%	0.20%	0.03%
STIC Prime Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Treasury Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government & Agency Portfolio	0.30%	0.55%	0.08%	0.87%	0.16%	0.03%
Government TaxAdvantage Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%
Tax-Free Cash Reserve Portfolio	0.25%	0.55%	0.08%	0.87%	0.16%	0.03%

40                         Short-Term Investments Trust

Pursuant to the agreement above, for the six months ended February 29, 2016, IDI waived Plan fees of:

	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	$206,727	$84,455	$39,383	$102,213	N/A	N/A
STIC Prime Portfolio	156,998	105,607	44,158	27,585	$4,091	N/A
Treasury Portfolio	439,176	153,061	509,780	22,482	66,410	N/A
Government & Agency Portfolio	491,252	16,480	24,622	185,142	16,695	N/A
Government TaxAdvantage Portfolio	6,441	3,776	5,307	26,288	472	N/A
Tax-Free Cash Reserve Portfolio	37,862	2,471	4,693	14,928	737	N/A

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3—Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 —	Prices are determined using quoted prices in an active market for identical assets.
Level 2 —	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 —	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of February 29, 2016, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4—Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the six months ended February 29, 2016, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Liquid Assets Portfolio	$259,171,921	$453,279,225	$—
STIC Prime Portfolio	118,541,842	142,726,856	—
Tax-Free Cash Reserve Portfolio	466,679,556	355,977,114	—

NOTE 5—Trustees’ and Officers’ Fees and Benefits

Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to pay remuneration to certain Trustees and Officers of such Fund. Trustees have the option to defer compensation payable by the Funds, and Trustees’ and Officers’ Fees and Benefits also include amounts accrued by each Fund to fund such deferred compensation amounts. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested. Finally, certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees who also participate in a retirement plan and receive benefits under such plan. Trustees’ and Officers’ Fees and Benefits include amounts accrued by each Fund to fund such retirement benefits. Obligations under the deferred compensation and retirement plans represent unsecured claims against the general assets of the Funds.

41                         Short-Term Investments Trust

NOTE 6—Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with The Bank of New York Mellon (BNY Mellon), the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7—Tax Information

The amount and character of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to each Fund’s capital accounts to reflect income and gains available for distribution (or available capital loss carryforward) under income tax regulations. The tax character of distributions paid during the year and the tax components of net assets will be reported at each Fund’s fiscal year-end.

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. Capital losses generated in years beginning after December 22, 2010 can be carried forward for an unlimited period, whereas previous losses expire in eight tax years. Capital losses with an expiration period may not be used to offset capital gains until all net capital losses without an expiration date have been utilized. Capital loss carryforwards with no expiration date will retain their character as either short-term or long-term capital losses instead of as short-term capital losses as under prior law. The ability to utilize capital loss carryforwards in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds below had a capital loss carryforward as of August 31, 2015 which expires as follows:

	Short-Term			Long-Term	Total*
Fund	2018	2019	Not Subject to Expiration	Not Subject to Expiration
Treasury Portfolio	$—	$—	$62,497	$—	$62,497
Government TaxAdvantage Portfolio	—	—	18,445	—	18,445
Tax-Free Cash Reserve Portfolio	14,727	30,074	—	—	44,801

*	Capital loss carryforward as of the date listed above is reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

42                         Short-Term Investments Trust

NOTE 8—Share Information

Liquid Assets Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	122,870,197,623	$122,870,197,623	285,396,098,619	$285,396,098,619
Private Investment Class	510,334,896	510,334,896	1,434,632,883	1,434,632,883
Personal Investment Class	69,834,480	69,834,480	538,543,116	538,543,116
Cash Management Class	2,145,627,791	2,145,627,791	4,326,518,141	4,326,518,141
Reserve Class	206,076,476	206,076,476	1,016,989,736	1,016,989,736
Resource Class	38,210,088	38,210,088	459,622,836	459,622,836
Corporate Class	9,471,104,350	9,471,104,350	5,521,655,244	5,521,655,244

Issued as reinvestment of dividends:
Institutional Class	5,132,756	5,132,756	3,973,048	3,973,048
Private Investment Class	6,181	6,181	8,279	8,279
Personal Investment Class	4,693	4,693	11,639	11,639
Cash Management Class	93,642	93,642	31,257	31,257
Reserve Class	9,591	9,591	14,378	14,378
Resource Class	2,603	2,603	12,396	12,396
Corporate Class	270,357	270,357	225,681	225,681

Reacquired:
Institutional Class	(119,498,801,087)	(119,498,801,087)	(288,040,932,758)	(288,040,932,758)
Private Investment Class	(583,925,273)	(583,925,273)	(1,496,378,004)	(1,496,378,004)
Personal Investment Class	(127,173,212)	(127,173,212)	(603,573,458)	(603,573,458)
Cash Management Class	(2,367,566,168)	(2,367,566,168)	(4,552,971,159)	(4,552,971,159)
Reserve Class	(231,539,012)	(231,539,012)	(1,040,805,215)	(1,040,805,215)
Resource Class	(100,345,738)	(100,345,738)	(522,499,136)	(522,499,136)
Corporate Class	(8,078,165,998)	(8,078,165,998)	(5,138,340,581)	(5,138,340,581)
Net increase (decrease) in share activity	4,329,389,039	$4,329,389,039	(2,697,163,058)	$(2,697,163,058)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 31% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 19% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

43                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

STIC Prime Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	3,003,113,393	$3,003,113,393	5,941,737,037	$5,941,737,037
Private Investment Class	667,027,756	667,027,756	1,211,080,589	1,211,080,589
Personal Investment Class	298,331,925	298,331,925	1,182,870,259	1,182,870,259
Cash Management Class	1,155,148,299	1,155,148,299	3,144,474,982	3,144,474,982
Reserve Class	157,327,888	157,327,888	210,463,689	210,463,689
Resource Class	64,748,890	64,748,890	64,359,363	64,359,363
Corporate Class	261,415,561	261,415,561	1,149,830,507	1,149,830,507

Issued as reinvestment of dividends:
Institutional Class	424,046	424,046	454,008	454,008
Private Investment Class	27,340	27,340	56,232	56,232
Personal Investment Class	21,411	21,411	68,043	68,043
Cash Management Class	74,694	74,694	71,815	71,815
Reserve Class	17,209	17,209	14,807	14,807
Resource Class	7,558	7,558	16,256	16,256
Corporate Class	47,625	47,625	71,730	71,730

Reacquired:
Institutional Class	(2,850,916,508)	(2,850,916,508)	(6,090,943,191)	(6,090,943,191)
Private Investment Class	(691,949,425)	(691,949,425)	(1,201,053,494)	(1,201,053,494)
Personal Investment Class	(316,573,303)	(316,573,303)	(1,223,376,234)	(1,223,376,234)
Cash Management Class	(1,242,316,368)	(1,242,316,368)	(3,114,723,187)	(3,114,723,187)
Reserve Class	(181,123,166)	(181,123,166)	(175,709,506)	(175,709,506)
Resource Class	(65,075,493)	(65,075,493)	(76,704,255)	(76,704,255)
Corporate Class	(201,018,707)	(201,018,707)	(1,132,412,838)	(1,132,412,838)
Net increase (decrease) in share activity	58,760,625	$58,760,625	(109,353,388)	$(109,353,388)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 59% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

44                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Treasury Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	7,821,438,683	$7,821,438,683	16,766,462,244	$16,766,462,244
Private Investment Class	890,870,745	890,870,745	1,901,290,280	1,901,290,280
Personal Investment Class	502,160,779	502,160,779	1,101,975,367	1,101,975,367
Cash Management Class	9,154,752,380	9,154,752,380	26,793,251,842	26,793,251,842
Reserve Class	43,134,820	43,134,820	109,204,351	109,204,351
Resource Class	155,665,944	155,665,944	329,636,954	329,636,954
Corporate Class	8,220,833,589	8,220,833,589	18,168,487,688	18,168,487,688

Issued as reinvestment of dividends:
Institutional Class	963,871	963,871	922,038	922,038
Private Investment Class	7,379	7,379	15,296	15,296
Personal Investment Class	16,154	16,154	26,774	26,774
Cash Management Class	45,602	45,602	60,767	60,767
Reserve Class	3,896	3,896	7,169	7,169
Resource Class	3,280	3,280	8,488	8,488
Corporate Class	167,634	167,634	132,198	132,198

Reacquired:
Institutional Class	(9,398,975,018)	(9,398,975,018)	(16,397,516,049)	(16,397,516,049)
Private Investment Class	(887,352,611)	(887,352,611)	(1,964,749,865)	(1,964,749,865)
Personal Investment Class	(517,012,232)	(517,012,232)	(1,102,353,101)	(1,102,353,101)
Cash Management Class	(10,096,777,403)	(10,096,777,403)	(29,086,715,095)	(29,086,715,095)
Reserve Class	(48,057,979)	(48,057,979)	(260,973,022)	(260,973,022)
Resource Class	(148,353,003)	(148,353,003)	(379,091,264)	(379,091,264)
Corporate Class	(8,817,103,479)	(8,817,103,479)	(17,821,712,941)	(17,821,712,941)
Net increase (decrease) in share activity	(3,123,566,969)	$(3,123,566,969)	(1,841,629,881)	$(1,841,629,881)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 51% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.
Additionally, 14% of the outstanding shares of the Fund are owned by affiliated mutual funds. Affiliated mutual funds are other mutual funds also advised by Invesco.

45                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government & Agency Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	18,540,389,344	$18,540,389,344	37,416,050,435	$37,416,050,435
Private Investment Class	877,051,192	877,051,192	2,115,905,376	2,115,905,376
Personal Investment Class	38,791,034	38,791,034	134,224,028	134,224,028
Cash Management Class	1,195,370,891	1,195,370,891	5,837,371,862	5,837,371,862
Reserve Class	398,647,336	398,647,336	699,303,942	699,303,942
Resource Class	278,773,112	278,773,112	1,554,415,700	1,554,415,700
Corporate Class	2,290,153,339	2,290,153,339	4,660,748,011	4,660,748,011

Issued as reinvestment of dividends:
Institutional Class	451,334	451,334	199,188	199,188
Private Investment Class	37,272	37,272	37,056	37,056
Personal Investment Class	—	—	6	6
Cash Management Class	21,186	21,186	33,044	33,044
Reserve Class	37,786	37,786	67,656	67,656
Resource Class	5,468	5,468	13,926	13,926
Corporate Class	69,144	69,144	55,261	55,261

Reacquired:
Institutional Class	(19,464,722,135)	(19,464,722,135)	(36,524,869,326)	(36,524,869,326)
Private Investment Class	(795,680,075)	(795,680,075)	(2,040,433,165)	(2,040,433,165)
Personal Investment Class	(67,014,459)	(67,014,459)	(138,205,283)	(138,205,283)
Cash Management Class	(1,279,667,008)	(1,279,667,008)	(6,084,411,102)	(6,084,411,102)
Reserve Class	(420,034,320)	(420,034,320)	(702,965,718)	(702,965,718)
Resource Class	(316,530,385)	(316,530,385)	(1,561,102,424)	(1,561,102,424)
Corporate Class	(2,206,530,166)	(2,206,530,166)	(4,689,445,732)	(4,689,445,732)
Net increase (decrease) in share activity	(930,380,110)	$(930,380,110)	676,992,741	$676,992,741

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 23% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

46                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Government TaxAdvantage Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	140,583,594	$140,583,594	368,612,267	$368,612,267
Private Investment Class	1,046,890	1,046,890	71,398,479	71,398,479
Personal Investment Class	6,547,359	6,547,359	8,341,042	8,341,042
Cash Management Class	29,139,800	29,139,800	87,930,861	87,930,861
Reserve Class	107,718,530	107,718,530	14,172,451	14,172,451
Resource Class	41	41	17,934,744	17,934,744
Corporate Class	8,418,335	8,418,335	187,300,005	187,300,005

Issued as reinvestment of dividends:
Institutional Class	27,576	27,576	84,605	84,605
Private Investment Class	556	556	3,065	3,065
Cash Management Class	12,015	12,015	24,731	24,731
Reserve Class	6,988	6,988	1,197	1,197
Resource Class	463	463	3,214	3,214
Corporate Class	1,203	1,203	4,203	4,203

Reacquired:
Institutional Class	(229,157,580)	(229,157,580)	(390,844,344)	(390,844,344)
Private Investment Class	(2,629,069)	(2,629,069)	(80,997,448)	(80,997,448)
Personal Investment Class	(6,623,765)	(6,623,765)	(10,184,653)	(10,184,653)
Cash Management Class	(28,566,795)	(28,566,795)	(91,035,668)	(91,035,668)
Reserve Class	(44,735,143)	(44,735,143)	(9,002,488)	(9,002,488)
Resource Class	—	—	(19,274,260)	(19,274,260)
Corporate Class	(36,250,023)	(36,250,023)	(209,804,200)	(209,804,200)
Net increase (decrease) in share activity	(54,459,025)	$(54,459,025)	(55,332,197)	$(55,332,197)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

47                         Short-Term Investments Trust

NOTE 8—Share Information—(continued)

Tax-Free Cash Reserve Portfolio

	Summary of Share Activity
	Six months ended February 29, 2016(a)		Year ended August 31, 2015
	Shares	Amount	Shares	Amount
Sold:
Institutional Class	576,859,284	$576,859,284	1,022,223,755	$1,022,223,755
Private Investment Class	23,529,218	23,529,218	48,653,591	48,653,591
Personal Investment Class	2,234,174	2,234,174	5,529,842	5,529,842
Cash Management Class	29,960,256	29,960,256	85,609,129	85,609,129
Reserve Class	34,804,336	34,804,336	57,041,089	57,041,089
Resource Class	71,708	71,708	2,830,839	2,830,839
Corporate Class	1,175,406	1,175,406	—	—

Issued as reinvestment of dividends:
Institutional Class	3,153	3,153	35,799	35,799
Private Investment Class	1,399	1,399	13,990	13,990
Personal Investment Class	11	11	651	651
Cash Management Class	1,135	1,135	13,598	13,598
Reserve Class	1,086	1,086	13,480	13,480
Resource Class	195	195	2,430	2,430
Corporate Class	916	916	15,648	15,648

Reacquired:
Institutional Class	(456,110,576)	(456,110,576)	(1,090,280,786)	(1,090,280,786)
Private Investment Class	(24,109,697)	(24,109,697)	(52,475,383)	(52,475,383)
Personal Investment Class	(3,126,620)	(3,126,620)	(5,629,174)	(5,629,174)
Cash Management Class	(38,535,637)	(38,535,637)	(95,328,428)	(95,328,428)
Reserve Class	(26,402,890)	(26,402,890)	(62,919,733)	(62,919,733)
Resource Class	(2,024,676)	(2,024,676)	(3,822,709)	(3,822,709)
Corporate Class	(26,446,057)	(26,446,057)	(5,059,726)	(5,059,726)
Net increase (decrease) in share activity	91,886,124	$91,886,124	(93,532,098)	$(93,532,098)

(a)	There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 65% of the outstanding shares of the Fund. The Fund and the Fund’s principal underwriter or adviser, are parties to participation agreements with these entities whereby these entities sell units of interest in separate accounts funding variable products that are invested in the Fund. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as, securities brokerage, third party record keeping and account servicing and administrative services. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

48                         Short-Term Investments Trust

NOTE 9—Financial Highlights

The following schedules present financial highlights for a share of each Fund outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Distributions from net realized gains	Total distributions	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expenses absorbed		Ratio of expenses to average net assets without fee waivers and/or expenses absorbed		Ratio of net investment income to average net assets
Liquid Assets Portfolio
Six months ended 02/29/16	$1.00	$0.00	$0.00	$0.00	$(0.00)	$—	$(0.00)	$1.00	0.04%	$10,543	0.29	%(c)	0.37	%(c)	0.10	%(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	72,686	0.21		0.37		0.01
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	135,553	0.19		0.37		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	68,809	0.25		0.37		0.01
Year ended 08/31/12	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	141,085	0.27		0.38		0.02
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	177,081	0.27		0.37		0.02
STIC Prime Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	19,391	0.20	(c)	0.40	(c)	0.11	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.04	19,710	0.07		0.39		0.10
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.08	32,039	0.06		0.39		0.08
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	27,011	0.12		0.39		0.07
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.07	54,461	0.15		0.40		0.05
Year ended 08/31/11	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	29,213	0.23		0.39		0.01
Treasury Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	331,810	0.17	(c)	0.37	(c)	0.04	(c)
Year ended 08/31/15	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.01	324,480	0.06		0.37		0.02
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	373,928	0.04		0.37		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	328,396	0.09		0.38		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	276,388	0.08		0.38		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	293,547	0.12		0.38		0.02
Government & Agency Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	60,155	0.17	(c)	0.34	(c)	0.06	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	97,907	0.08		0.33		0.02
Year ended 08/31/14	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.02	104,579	0.06		0.33		0.02
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	144,337	0.11		0.34		0.02
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.02	150,944	0.10		0.33		0.03
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	272,176	0.15		0.33		0.02
Government TaxAdvantage Portfolio
Six months ended 02/29/16	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	2,373	0.15	(c)	0.53	(c)	0.06	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.02	2,372	0.00		0.53		0.08
Year ended 08/31/14	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.04	3,708	0.02		0.49		0.03
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	5,191	0.06		0.40		0.03
Year ended 08/31/12	1.00	0.00	0.00	0.00	(0.00)	(0.00)	(0.00)	1.00	0.03	11,920	0.07		0.42		0.02
Year ended 08/31/11	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.03	17,085	0.11		0.46		0.02
Tax-Free Cash Reserve Portfolio
Six months ended 02/29/16	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.00	2,574	0.05	(c)	0.51	(c)	0.01	(c)
Year ended 08/31/15	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.01	4,526	0.03		0.51		0.04
Year ended 08/31/14	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.05	5,516	0.04		0.50		0.04
Year ended 08/31/13	1.00	0.00	0.00	0.00	(0.00)	—	(0.00)	1.00	0.06	8,295	0.10		0.50		0.06
Year ended 08/31/12	1.00	0.00	—	0.00	(0.00)	—	(0.00)	1.00	0.06	28,357	0.13		0.50		0.06
Year ended 08/31/11	1.00	0.00	(0.00)	0.00	(0.00)	—	(0.00)	1.00	0.02	24,602	0.27		0.49		0.02

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are annualized and based on average daily net assets (000’s omitted) of $17,717, $20,568, $333,877, $83,933, $2,373 and $3,707 for Liquid Assets Portfolio, STIC Prime Portfolio, Treasury Portfolio, Government & Agency Portfolio, Government TaxAdvantage Portfolio and Tax-Free Cash Reserve Portfolio, respectively.

49                         Short-Term Investments Trust

Note 10-Subsequent Event

Effective June 1, 2016, the Board has approved a change in the advisory fee rate under the master investment advisory agreement for Tax-Free Cash Reserve Portfolio to an annual rate of 0.20% of the Fund’s average daily net assets.

In addition, effective June 1, 2016, the Adviser has contractually agreed, through at least December 31, 2016, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit total annual operating expenses after fee waiver and/or expense reimbursement (excluding certain items discussed below) of Institutional Class, Private Investment Class, Personal Investment Class, Cash Management Class, Reserve Class, Resource Class and Corporate Class shares for each Fund as shown in the following table (the “expense limits”):

	Institutional Class	Private Investment Class	Personal Investment Class	Cash Management Class	Reserve Class	Resource Class	Corporate Class
Liquid Assets Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.38%	0.21%
STIC Prime Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Treasury Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government & Agency Portfolio	0.18%	0.48%	0.73%	0.26%	1.05%	0.34%	0.21%
Government TaxAdvantage Portfolio	0.18%	0.43%	0.73%	0.26%	1.05%	0.34%	0.21%
Tax-Free Cash Reserve Portfolio	0.20%	0.45%	0.75%	0.28%	1.07%	0.36%	0.23%

50                         Short-Term Investments Trust

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period September 1, 2015 through February 29, 2016.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Resource Class	Beginning Account Value (09/01/15)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)		Annualized Expense Ratio
		Ending Account Value (02/29/16)[1]	Expenses Paid During Period[2]	Ending Account Value (02/29/16)	Expenses Paid During Period[2]
Liquid Assets Portfolio	$1,000.00	$1,000.40	$1.44	$1,023.42	$1.46	0.29%
STIC Prime Portfolio	1,000.00	1,000.60	0.99	1,023.87	1.01	0.20
Treasury Portfolio	1,000.00	1,000.20	0.85	1,024.02	0.86	0.17
Government & Agency Portfolio	1,000.00	1,000.30	0.85	1,024.02	0.86	0.17
Government TaxAdvantage Portfolio	1,000.00	1,000.30	0.75	1,024.12	0.75	0.15
Tax-Free Cash Reserve Portfolio	1,000.00	1,000.00	0.25	1,024.61	0.25	0.05

[1]	The actual ending account value is based on the actual total return of the Funds for the period September 1, 2015, through February 29, 2016, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.
[2]	Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 182/366 to reflect the most recent fiscal half year.

51                         Short-Term Investments Trust

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings four times in each fiscal year, at quarter-ends. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. For the first and third quarters, the Fund files the lists with the Securities and Exchange Commission (SEC) on Form N-Q. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-Q filings on the SEC website, sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room, including information about duplicating fee charges, by calling 202 551 8090 or 800 732 0330, or by electronic request at the following email address: publicinfo@sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

    Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

    Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-02729 and 002-58287	CM-STIT-SAR-4	Invesco Distributors, Inc.

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

PricewaterhouseCoopers LLP (“PwC”), the Independent Accountant to the series portfolios of the Registrant (“Funds”), has advised the Audit Committee of the Board of Trustees of the Funds (“Audit Committee”) that, as of the date of the filing of this Semi-Annual Report on Form N-CSR, it is in discussions with the Staff of the Securities and Exchange Commission, or the SEC, regarding a difference in the interpretation and application of Rule 2-01(c)(1)(ii)(A) of Regulation S-X, or the Loan Rule.

The Loan Rule prohibits accounting firms, such as PwC, from having certain financial relationships with their audit clients and affiliated entities. Specifically, the Loan Rule provides, in relevant part, that an accounting firm is not independent if it receives a loan from an audit client or it receives a loan from a lender that is a “record or beneficial owner of more than ten percent of the audit client’s equity securities.” Pursuant to the SEC’s interpretation of the Loan Rule, some of PwC’s relationships with lenders who also own shares of one or more funds within the Invesco investment company complex may run afoul of the Loan Rule, calling into question PwC’s independence with respect to the Funds. However, PwC’s interpretation of the Loan Rule, in light of the facts of these lending relationships, leads it to conclude that there is no violation of the Loan Rule.

The Audit Committee has considered the lending relationships described by PwC and has concluded that (1) the lending relationships did not impact PwC’s application of objective judgment with respect to conducting its audits and issuing reports on the Funds’ financial statements; and (2) a reasonable investor with knowledge of all relevant facts and circumstances would reach the same conclusion. In making this determination, the Audit Committee considered, among other things, PwC’s description of the relevant lending relationships, PwC’s interpretation of the Rule 2-01(c)(1)(ii)(A) and PwC’s representation that its independence was not impaired in conducting its audit of the Funds’ financial statements.

PwC advised the Audit Committee that it believes it is independent and it continues to have discussions with the SEC’s Staff to resolve this interpretive matter. PwC further advised the Audit Committee that this matter did not compromise or impair its objectivity in connection with its audits of the Funds’ financial statements. These discussions with the Staff remain ongoing and, while PwC represented to the Audit Committee that it feels confident that PwC’s interpretation of the Loan Rule is correct, neither PwC nor the Audit Committee can be certain of the final outcome.

If the SEC were ultimately to determine that PwC was not independent with respect to the Funds for certain periods, the Funds’ filings with the SEC which contain the Funds’ financial statements for such periods would be non-compliant with the applicable securities laws. If the SEC determines that PwC was not independent, among other things, the Funds may be required to have independent audits conducted on the Funds’ previously audited financial statements by another independent registered public accounting firm for the affected periods. The time involved to conduct such independent audits may impair the Funds’ ability to issue shares. Any of the foregoing potentially could have a material adverse effect on the Funds.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	As of February 12, 2016, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the PEO and PFO, to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of February 12, 2016, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)	There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:     Short-Term Investments Trust

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 12, 2016

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	May 12, 2016

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	May 12, 2016

EXHIBIT INDEX

12(a) (1)	Not applicable.

12(a) (2)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

12(a) (3)	Not applicable.

12(b)	Certifications of principal executive officer and Principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.